UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Mutual Funds (66.9%)	Value

Equity Mutual Funds (64.5%)
1,519,588	Thrivent Natural Resources Fund	$14,679,222
3,642,357	Thrivent Partner Small Cap Growth Fund	49,645,322
730,490	Thrivent Partner Small Cap Value Fund	13,046,549
1,004,432	Thrivent Small Cap Stock Fund[a]	17,708,128
1,785,147	Thrivent Mid Cap Growth Fund	37,595,187
1,653,360	Thrivent Partner Mid Cap Value Fund	22,783,302
1,835,837	Thrivent Mid Cap Stock Fund	33,522,389
10,327,769	Thrivent Partner Worldwide Allocation Fund	96,977,747
6,690,713	Thrivent Large Cap Growth Fund	42,151,491
2,323,933	Thrivent Large Cap Value Fund	36,671,667
884,902	Thrivent Large Cap Stock Fund	21,051,817
470,115	Thrivent Equity Income Plus Fund	4,710,553

	Total	390,543,374

Fixed Income Mutual Funds (2.4%)
1,704,566	Thrivent High Yield Fund	8,693,289
627,299	Thrivent Income Fund	5,827,608

	Total	14,520,897

	Total Mutual Funds (cost $357,132,487)	405,064,271

Shares	Common Stock (27.4%)	Value

Consumer Discretionary (4.5%)
5,500	Amazon.com, Inc.[a,b]	1,460,250
8,600	ANN, Inc.[a]	265,224
4,563	Arctic Cat, Inc.[a]	164,907
2,900	AutoZone, Inc.[a]	1,072,130
10,000	Barnes & Noble, Inc.[a]	133,400
6,500	Bed Bath & Beyond, Inc.[a]	381,550
3,230	CBS Corporation	134,756
6,000	Charter Communications, Inc.[a]	467,820
24,900	Cheesecake Factory, Inc.	825,684
17,400	Chico’s FAS, Inc.	311,982
16,600	Children’s Place Retail Stores, Inc.[a]	827,344
8,800	Coinstar, Inc.[a]	447,744
58,600	Comcast Corporation[b]	2,231,488
6,718	Delphi Automotive plc[a]	259,718
5,600	Dillard’s, Inc.	472,696
8,500	DISH Network Corporation	316,795
7,570	Dollar Tree, Inc.[a]	302,724
9,600	Expedia, Inc.	626,400
11,700	Express, Inc.[a]	215,046
29,476	Foot Locker, Inc.	1,012,501
19,000	Gap, Inc.	620,920
23,800	GNC Holdings, Inc.	855,372
5,500	Hanesbrands, Inc.[a]	206,140
1,560	Harley-Davidson, Inc.	81,775
19,200	Home Depot, Inc.	1,284,864
1,950	iShares Dow Jones US Home Construction Index Fund	45,689
33,987	Las Vegas Sands Corporation	1,877,782
15,069	Life Time Fitness, Inc.[a]	764,450
14,160	Lowe’s Companies, Inc.	540,770
11,500	Macy’s, Inc.	454,365
3,700	Marriott Vacations Worldwide Corporation[a]	164,206
19,600	Meredith Corporation	710,696

Shares	Common Stock (27.4%)	Value

Consumer Discretionary (4.5%) - continued
11,430	News Corporation	$322,783
29,200	NIKE, Inc.	1,578,260
11,400	OfficeMax, Inc.	122,892
7,500	Omnicom Group, Inc.	407,100
2,900	O’Reilly Automotive, Inc.[a]	268,685
1,283	Panera Bread Company[a]	205,036
5,300	Penn National Gaming, Inc.[a]	257,898
3,000	PetSmart, Inc.	196,230
45,859	Pier 1 Imports, Inc.	994,682
2,500	Pool Corporation	114,550
400	Priceline.com, Inc.[a]	274,188
10,200	Pulte Group, Inc.[a]	211,548
28,000	Sally Beauty Holdings, Inc.[a]	743,120
32,500	Smith & Wesson Holding Corporation[a]	279,500
8,600	Tempur-Pedic International, Inc.[a]	335,056
3,250	Time Warner Cable, Inc.	290,355
8,200	TJX Companies, Inc.	370,476
9,700	Toll Brothers, Inc.[a]	363,265
4,200	Valassis Communications, Inc.	117,852

	Total	26,990,664

Consumer Staples (1.8%)
11,827	Anheuser-Busch InBev NV ADR	1,047,872
14,865	Annie’s, Inc.[a]	533,059
9,077	British American Tobacco plc ADR	943,100
11,000	Campbell Soup Company	403,810
6,500	Colgate-Palmolive Company	697,905
15,000	Constellation Brands, Inc.[a]	485,400
22,650	CVS Caremark Corporation	1,159,680
16,800	Dean Foods Company[a]	307,608
1,350	Diageo plc ADR	161,055
3,900	Energizer Holdings, Inc.	339,339
12,100	Herbalife, Ltd.	439,472
16,642	Ingredion, Inc.	1,099,537
2,060	Kimberly-Clark Corporation	184,391
3,021	Kraft Foods Group, Inc.	139,631
9,063	Mondelez International, Inc.	251,861
15,400	Nestle SA	1,081,349
7,400	Nu Skin Enterprises, Inc.	313,464
2,323	Philip Morris International, Inc.	204,796
6,700	Safeway, Inc.	128,975
2,000	Sanderson Farms, Inc.	100,960
2,300	Spectrum Brands Holdings, Inc.[a]	116,472
5,149	TreeHouse Foods, Inc.[a]	272,536
4,690	Unilever NV ADR	189,851
4,500	USANA Health Sciences, Inc.[a]	159,525
2,800	Wal-Mart Stores, Inc.	195,860

	Total	10,957,508

Energy (2.4%)
36,957	Alpha Natural Resources, Inc.[a]	327,439
12,700	BP plc ADR	565,404
2,690	Chevron Corporation	309,753
28,600	Consol Energy, Inc.	896,324
4,000	CVR Energy, Inc.[a]	235,000
6,500	Delek US Holdings, Inc.	220,805
5,100	Ensco plc	324,207
6,000	EOG Resources, Inc.	749,880
4,810	EQT Corporation	285,762
22,900	Exxon Mobil Corporation	2,060,313
13,600	HollyFrontier Corporation	710,192

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (27.4%)	Value

Energy (2.4%) - continued
54,544	Marathon Oil Corporation	$1,833,224
10,500	Marathon Petroleum Corporation	779,205
17,700	Oasis Petroleum, Inc.[a]	635,076
17,400	Patterson-UTI Energy, Inc.	353,916
39,445	Petroleum Geo-Services ASA	699,773
1,900	Phillips 66	115,083
14,670	Schlumberger, Ltd.	1,144,994
8,500	Southwestern Energy Company[a]	291,550
2,900	Tesoro Corporation	141,201
111,500	Weatherford International, Ltd.[a]	1,488,525
11,100	Western Refining, Inc.	373,293

	Total	14,540,919

Financials (4.8%)
3,380	ACE, Ltd.	288,415
7,054	Affiliated Managers Group, Inc.[a]	1,015,282
3,500	Allied World Assurance Company Holdings AG	296,905
4,110	Allstate Corporation	180,429
7,600	American Assets Trust, Inc.	219,640
4,700	American Campus Communities, Inc.	218,879
16,900	Ameriprise Financial, Inc.	1,120,808
40,000	Annaly Capital Management, Inc.	594,800
5,600	Aspen Insurance Holdings, Ltd.	191,016
6,700	Axis Capital Holdings, Ltd.	256,409
44,430	Bank of America Corporation	502,948
3,700	Banner Corporation	111,740
11,000	BioMed Realty Trust, Inc.	223,850
17,800	CapitalSource, Inc.	144,358
16,700	CBL & Associates Properties, Inc.	358,883
30,460	Citigroup, Inc.	1,284,194
16,500	CME Group, Inc.	954,360
3,700	Comerica, Inc.	127,132
31,600	DCT Industrial Trust, Inc.	223,096
6,100	Discover Financial Services	234,179
9,000	Douglas Emmett, Inc.	209,880
3,000	Equity Lifestyle Properties, Inc.	214,800
6,100	Extra Space Storage, Inc.	243,024
40,800	Fifth Third Bancorp	664,632
22,141	HCC Insurance Holdings, Inc.	856,414
6,300	Highwoods Properties, Inc.	226,800
7,400	Home Loan Servicing Solutions, Ltd.	160,876
24,518	Host Hotels & Resorts, Inc.	411,657
55,000	Huntington Bancshares, Inc.	382,800
10,460	Invesco, Ltd.	285,035
8,400	iShares Russell 3000 Index Fund	749,448
18,951	J.P. Morgan Chase & Company	891,645
14,170	KKR & Company, LP	239,190
9,518	Lazard, Ltd.	329,799
3,000	M&T Bank Corporation	308,070
13,060	MetLife, Inc.	487,660
4,800	Montpelier Re Holdings, Inc.	117,024
7,600	Morgan Stanley	173,660
12,900	NASDAQ OMX Group, Inc.	365,328
6,900	Northern Trust Corporation	355,143
4,664	Och-Ziff Capital Management Group, LLC	46,174
17,100	Ocwen Financial Corporation[a]	666,387
8,800	Pebblebrook Hotel Trust	219,208
7,900	PHH Corporation[a]	172,852
14,800	Piedmont Office Realty Trust, Inc.	286,084
56,354	Popular, Inc.[a]	1,512,541

Shares	Common Stock (27.4%)	Value

Financials (4.8%) - continued
1,000	Portfolio Recovery Associates, Inc.[a]	$106,950
7,300	PrivateBancorp, Inc.	125,341
3,800	ProAssurance Corporation	171,152
7,500	Protective Life Corporation	237,300
13,600	SLM Corporation	229,704
28,300	SPDR S&P 500 ETF Trust	4,236,510
4,690	State Street Corporation	260,998
18,050	SVB Financial Group[a]	1,197,978
2,680	Taubman Centers, Inc.	218,420
8,600	Tower Group, Inc.	165,980
8,137	W.R. Berkley Corporation	335,000
35,230	Wells Fargo & Company	1,227,061
57,872	Zions Bancorporation[b]	1,349,575

	Total	28,985,423

Health Care (3.5%)
2,900	Abbott Laboratories	98,252
2,200	Aetna, Inc.	106,106
19,200	Align Technology, Inc.[a]	602,112
2,200	AmerisourceBergen Corporation	99,814
8,300	Amgen, Inc.	709,318
3,440	Baxter International, Inc.	233,370
12,700	Biogen Idec, Inc.[a,b]	1,982,216
2,576	C.R. Bard, Inc.	262,932
8,200	Celgene Corporation[a]	811,472
3,400	Charles River Laboratories International, Inc.[a]	140,488
10,200	Community Health Systems, Inc.	390,966
20,580	Covidien plc	1,282,957
3,370	Eli Lilly and Company	180,935
23,200	Endo Pharmaceutical Holdings, Inc.[a]	734,512
20,900	Express Scripts Holding Company[a]	1,116,478
19,200	Gilead Sciences, Inc.[a]	757,440
7,605	HeartWare International, Inc.[a]	687,340
5,400	Illumina, Inc.[a]	273,402
2,200	Jazz Pharmaceuticals, Inc.[a]	124,058
2,400	Life Technologies Corporation[a]	155,256
6,400	MedAssets, Inc.[a]	125,120
8,600	Medicines Company[a]	256,968
27,090	Merck & Company, Inc.	1,171,643
7,100	Myriad Genetics, Inc.[a]	192,126
3,500	PAREXEL International Corporation[a]	118,475
16,845	PDL BioPharma, Inc.	115,894
6,507	Pfizer, Inc.	177,511
1,643	Pharmacyclics, Inc.[a]	113,909
22,300	Questcor Pharmaceuticals, Inc.	568,204
16,100	ResMed, Inc.	705,180
8,030	Sanofi ADR	390,900
10,400	Santarus, Inc.[a]	138,944
11,800	Shire Pharmaceuticals Group plc ADR	1,181,652
9,000	Spectrum Pharmaceuticals, Inc.	113,490
14,400	Thoratec Corporation[a]	526,032
19,508	United Therapeutics Corporation[a]	1,051,286
40,710	UnitedHealth Group, Inc.[b]	2,247,599
5,000	Vertex Pharmaceuticals, Inc.[a]	223,900
42,800	VIVUS, Inc.[a]	518,308
2,600	Waters Corporation[a]	238,082

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (27.4%)	Value

Health Care (3.5%) - continued
5,151	Zimmer Holdings, Inc.	$384,265

	Total	21,308,912

Industrials (3.0%)
26,700	Actuant Corporation	787,116
12,300	Acuity Brands, Inc.	846,240
13,750	ADT Corporation	653,125
10,331	CSX Corporation	227,592
3,900	Deluxe Corporation	143,481
26,553	EMCOR Group, Inc.	964,670
3,100	EnerSys, Inc.[a]	126,883
2,670	FedEx Corporation	270,872
1,800	Flowserve Corporation	282,186
18,100	GATX Corporation	857,035
5,604	General Electric Company	124,857
26,800	HNI Corporation	846,076
24,109	Honeywell International, Inc.	1,645,198
2,800	Huntington Ingalls Industries, Inc.	124,040
8,600	Ingersoll-Rand plc	441,954
28,370	Jacobs Engineering Group, Inc.[a]	1,364,881
4,400	L-3 Communications Holdings, Inc.	334,048
14,600	Landstar System, Inc.	832,784
3,200	Lockheed Martin Corporation	277,984
16,364	Manitowoc Company, Inc.	288,006
22,900	Manpower, Inc.	1,179,350
21,800	McDermott International, Inc.[a]	265,306
13,712	Oshkosh Corporation[a]	537,236
19,432	Parker Hannifin Corporation[b]	1,806,593
3,360	Pentair, Ltd.	170,285
25,200	Southwest Airlines Company	282,492
1,170	SPX Corporation	87,317
2,600	Trex Company, Inc.[a]	109,850
16,600	Tyco International, Ltd.	501,818
4,757	United Technologies Corporation	416,571
43,500	US Airways Group, Inc.[a]	621,180
19,900	Woodward, Inc.	764,359

	Total	18,181,385

Information Technology (5.9%)
44,100	Activision Blizzard, Inc.	502,299
6,200	Alliance Data Systems Corporation[a]	977,120
18,400	AOL, Inc.[a]	563,960
10,977	Apple, Inc.[b]	4,997,938
28,894	Applied Materials, Inc.	373,022
30,000	Aruba Networks, Inc.[a]	691,200
130,500	Atmel Corporation[a]	874,350
8,000	Autodesk, Inc.[a]	311,040
9,200	BMC Software, Inc.[a]	382,260
78,100	Brocade Communications Systems, Inc.[a]	446,732
2,200	CACI International, Inc.[a]	117,986
20,700	Cavium, Inc.[a]	692,208
34,210	Cisco Systems, Inc.	703,700
20,300	Citrix Systems, Inc.[a]	1,485,148
8,800	Computer Sciences Corporation	367,840
32,236	CoreLogic, Inc.[a]	845,873
25,724	eBay, Inc.[a]	1,438,743
6,600	Ebix, Inc.	107,844
3,900	EMC Corporation[a]	95,979
33,600	ExactTarget, Inc.[a]	738,864
2,400	Fair Isaac Corporation	108,168

Shares	Common Stock (27.4%)	Value

Information Technology (5.9%) - continued
3,455	Google, Inc.[a,b]	$2,610,909
22,500	Informatica Corporation[a]	832,725
2,200	InterDigital, Inc.	95,458
7,372	Itron, Inc.[a]	341,987
3,400	j2 Global, Inc.	108,188
13,811	Juniper Networks, Inc.[a]	309,090
38,224	Microsoft Corporation	1,050,013
40,870	NetApp, Inc.[a]	1,471,320
5,200	NetScout Systems, Inc.[a]	135,356
27,548	NVIDIA Corporation	337,738
50,470	Oracle Corporation[b]	1,792,190
19,075	Plantronics, Inc.	784,364
19,000	QUALCOMM, Inc.[b]	1,254,570
25,860	Symantec Corporation[a]	562,972
69,516	Teradyne, Inc.[a]	1,123,379
39,210	Texas Instruments, Inc.[b]	1,297,067
30,446	TriQuint Semiconductor, Inc.[a]	159,841
5,200	ValueClick, Inc.[a]	106,444
25,300	VeriFone Systems, Inc.[a]	878,416
71,000	Vishay Intertechnology, Inc.[a]	780,290
9,300	VMware, Inc.[a]	711,264
14,400	Western Digital Corporation	676,800
112	Workday, Inc.[a]	5,983
16,319	Xilinx, Inc.	595,480
46,200	Yahoo!, Inc.[a]	906,906

	Total	35,751,024

Materials (0.8%)
6,700	Axiall Corporation	376,406
12,700	Buckeye Technologies, Inc.	365,125
2,200	CF Industries Holdings, Inc.	504,174
5,270	Dow Chemical Company	169,694
8,600	Eagle Materials, Inc.	557,022
13,200	H.B. Fuller Company	515,856
22,300	Huntsman Corporation	393,149
3,920	Nucor Corporation	180,359
6,594	Silgan Holdings, Inc.	282,883
6,330	Southern Copper Corporation	249,339
23,644	Steel Dynamics, Inc.	359,625
24,700	SunCoke Energy, Inc.[a]	409,526
13,200	Teck Resources, Ltd.	481,668

	Total	4,844,826

Telecommunications Services (0.1%)
8,674	Verizon Communications, Inc.	378,273

	Total	378,273

Utilities (0.6%)
7,900	Calpine Corporation[a]	155,867
12,700	CMS Energy Corporation	326,390
12,290	NiSource, Inc.	332,199
34,013	NV Energy, Inc.	643,866
11,440	PG&E Corporation	487,801
32,500	PNM Resources, Inc.	694,200
8,600	Public Service Enterprise Group, Inc.	268,148
15,440	Southwest Gas Corporation	687,698
8,100	Wisconsin Energy Corporation	319,383

	Total	3,915,552

	Total Common Stock (cost $144,205,374)	165,854,486

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (2.1%)	Value

Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
$650,000	6.011%, 5/25/2036	$456,613

	Total	456,613

Collateralized Mortgage Obligations (0.1%)
	MASTR Alternative Loans Trust
72,496	0.654%, 12/25/2035[c]	39,875
	Residential Asset Securitization Trust
87,403	0.584%, 8/25/2037[c]	29,785
	Sequoia Mortgage Trust
95,633	4.947%, 9/20/2046	14,843
204,154	4.947%, 9/20/2046	176,897
	WaMu Mortgage Pass Through Certificates
84,451	2.686%, 9/25/2036	69,743
129,318	2.769%, 10/25/2036	108,879

	Total	440,022

Commercial Mortgage-Backed Securities (<0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	272,876

	Total	272,876

Mortgage-Backed Securities (0.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
320,000	2.500%, 2/1/2028[d]	330,600
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
500,000	3.000%, 2/1/2043[d]	514,062
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
835,000	2.500%, 2/1/2028[d]	864,486
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
532,500	3.000%, 2/1/2043[d]	549,889
370,000	3.500%, 2/1/2043[d]	390,177
1,297,500	4.000%, 2/1/2043[d]	1,378,999

	Total	4,028,213

U.S. Government and Agencies (1.2%)
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	686,641
5,810,000	3.000%, 5/15/2042	5,650,225
	U.S. Treasury Notes
160,000	0.750%, 6/30/2017	160,050
1,110,000	1.625%, 8/15/2022	1,079,909

	Total	7,576,825

	Total Long-Term Fixed Income (cost $13,202,441)	12,774,549

Shares or Principal Amount	Short-Term Investments (4.5%)	Value

	Federal Home Loan Bank Discount Notes
4,500,000	0.115%, 3/6/2013[b,e]	$4,499,525
100,000	0.137%, 6/7/2013[b,e]	99,952
	Federal National Mortgage Association Discount Notes
4,000,000	0.090%, 6/7/2013[b,e]	3,998,740
17,843,843	Thrivent Cash Management Trust	17,843,843
	U.S. Treasury Bills
600,000	0.085%, 6/13/2013[b,e]	599,813

	Total Short-Term Investments (at amortized cost)	27,041,873

	Total Investments (cost $541,582,175) 100.9%	$610,735,179

	Other Assets and Liabilities, Net (0.9%)	(5,272,549)

	Total Net Assets 100.0%	$605,462,630

a	Non-income producing security.
b	At January 31, 2013, $22,843,689 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2013.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$78,277,994
Gross unrealized depreciation	(9,124,990)

Net unrealized appreciation (depreciation)	$69,153,004

Cost for federal income tax purposes	$541,582,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	390,543,374	390,543,374	–	–
Fixed Income Mutual Funds	14,520,897	14,520,897	–	–
Common Stock
Consumer Discretionary	26,990,664	26,990,664	–	–
Consumer Staples	10,957,508	9,876,159	1,081,349	–
Energy	14,540,919	13,841,146	699,773	–
Financials	28,985,423	28,985,423	–	–
Health Care	21,308,912	21,308,912	–	–
Industrials	18,181,385	18,181,385	–	–
Information Technology	35,751,024	35,751,024	–	–
Materials	4,844,826	4,844,826	–	–
Telecommunications Services	378,273	378,273	–	–
Utilities	3,915,552	3,915,552	–	–
Long-Term Fixed Income
Asset-Backed Securities	456,613	–	456,613	–
Collateralized Mortgage Obligations	440,022	–	440,022	–
Commercial Mortgage-Backed Securities	272,876	–	272,876	–
Mortgage-Backed Securities	4,028,213	–	4,028,213	–
U.S. Government and Agencies	7,576,825	–	7,576,825	–
Short-Term Investments	27,041,873	17,843,843	9,198,030	–

Total	$610,735,179	$586,981,478	$23,753,701	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,566,432	3,557,967	1,008,465	–

Total Asset Derivatives	$4,566,432	$3,557,967	$1,008,465	$–

Liability Derivatives
Futures Contracts	8,153,129	8,153,129	–	–
Foreign Currency Forward Contracts	375	–	375	–

Total Liability Derivatives	$8,153,504	$8,153,129	$375	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(10)	March 2013	($2,203,876)	($2,204,219)	($343)
5-Yr. U.S. Treasury Bond Futures	(30)	March 2013	(3,738,659)	(3,712,032)	26,627
10-Yr. U.S. Treasury Bond Futures	(50)	March 2013	(6,670,160)	(6,564,062)	106,098
30-Yr. U.S. Treasury Bond Futures	5	March 2013	746,382	717,343	(29,039)
Eurex EURO STOXX 50 Futures	1,129	March 2013	40,549,723	41,558,188	1,008,465
Russell 2000 Index Mini-Futures	(580)	March 2013	(49,020,771)	(52,205,800)	(3,185,029)
S&P 400 Index Mini-Futures	(601)	March 2013	(60,642,403)	(65,581,121)	(4,938,718)
S&P 500 Index Futures	264	March 2013	95,132,558	98,557,800	3,425,242
Total Futures Contracts					($3,586,697)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Euro	SSB	225,800	2/1/2013	$306,964	$306,589	($375)
Total Purchases				$306,964	$306,589	($375)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($375)

Counterparty
SSB	-	State Street Bank

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Natural Resources	$13,550,782	$124,396	$–	1,519,588	$14,679,222	$124,396
Partner Small Cap
Growth	45,911,513	1,327,331	–	3,642,357	49,645,322	–
Partner Small Cap Value	11,793,236	472,885	–	730,490	13,046,549	272,667
Small Cap Stock	16,161,303	–	–	1,004,432	17,708,128	–
Mid Cap Growth	34,522,959	2,274,642	–	1,785,147	37,595,187	–
Partner Mid Cap Value	20,587,471	672,707	–	1,653,360	22,783,302	232,462
Mid Cap Stock	30,397,516	135,007	–	1,835,837	33,522,389	135,007
Partner Worldwide
Allocation	88,690,414	2,142,999	–	10,327,769	96,977,747	2,142,999
Large Cap Growth	39,282,979	258,696	–	6,690,713	42,151,491	258,696
Large Cap Value	33,592,812	705,563	–	2,323,933	36,671,667	705,563
Large Cap Stock	19,629,570	1,369,676	–	884,902	21,051,817	312,563
Equity Income Plus	4,482,114	35,171	–	470,115	4,710,553	35,171
High Yield	16,189,902	142,598	7,793,630	1,704,566	8,693,289	143,468
Income	11,880,506	53,540	6,050,000	627,299	5,827,608	53,543
Government Bond	9,759,861	–	9,750,790	–	–	429
Limited Maturity Bond	1,259,996	–	1,259,996	–	–	56
Cash Management
Trust- Short Term
Investment	6,352,142	42,161,453	30,669,752	17,843,843	17,843,843	7,026
Total Value and
Income Earned	404,045,076				422,908,114	4,424,046

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value

Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$473,175	5.750%, 5/16/2018[b,c]	$485,227
	FMG Resources August 2006 Pty., Ltd., Term Loan
2,069,812	5.250%, 10/18/2017	2,095,044
	Ineos US Finance, LLC, Term Loan
638,589	6.500%, 5/4/2018	652,420

	Total	3,232,691

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
510,000	5.250%, 10/9/2019	514,146
	MRC Global, Inc., Term Loan
364,087	6.250%, 10/24/2019	368,639

	Total	882,785

Communications Services (0.5%)
	Atlantic Broadband Penn, LLC, Term Loan
294,262	4.500%, 9/10/2019	297,941
	Charter Communications Operating, LLC, Term Loan
347,375	4.000%, 5/15/2019	352,151
	Clear Channel Communications, Inc., Term Loan
660,000	3.210%, 1/29/2016[b,c]	570,451
	Cricket Communications, Inc., Term Loan
75,000	4.750%, 10/10/2019	75,563
	Fairpoint Communications, Inc., Term Loan
551,381	3.258%, 1/25/2016[b,c]	549,214
	Intelsat Jackson Holdings SA, Term Loan
539,326	4.500%, 4/2/2018	545,933
	Level 3 Financing, Inc., Term Loan
715,000	4.750%, 8/1/2019	722,822
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
363,175	6.000%, 6/9/2017	365,445
	MCC Georgia, LLC, Term Loan
294,262	4.000%, 1/20/2020	294,998
	NEP Broadcasting, LLC, Term Loan
470,000	4.301%, 8/18/2020[b,c]	477,247
	SBA Senior Finance II, LLC, Term Loan
215,000	3.750%, 9/28/2019	216,397
	Toys R Us, Inc., Term Loan
607,726	5.250%, 5/25/2018	595,572
	Univision Communications, Inc., Term Loan
231,842	2.202%, 9/29/2014	231,744
435,000	4.452%, 3/31/2017	435,544
	Van Wagner Communications, Inc., Term Loan
400,000	8.250%, 8/3/2018	408,000
	WideOpenWest Finance, LLC, Term Loan
542,275	6.250%, 7/17/2018	547,698

Principal Amount	Bank Loans (1.9%)[a]	Value

Communications Services (0.5%) - continued
	Yankee Cable Acquisition, LLC, Term Loan
$274,734	5.250%, 8/26/2016	$278,237
	Zayo Group, LLC, Term Loan
766,699	5.250%, 7/2/2019[b,c]	776,520

	Total	7,741,477

Consumer Cyclical (0.2%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
473,331	5.500%, 2/23/2017	478,523
	Chrysler Group, LLC, Term Loan
436,675	6.000%, 5/24/2017	445,138
	MGM Resorts International, Term Loan
350,000	4.250%, 12/13/2019	354,809
	Rock Ohio Caesars, LLC, 18 Month Delayed Draw, Term Loan
67,500	5.704%, 8/19/2017[b,c]	69,441
	Rock Ohio Caesars, LLC, 6 Month Delayed Draw, Term Loan
40,500	5.704%, 8/19/2017[b,c]	41,664
	Rock Ohio Caesars, LLC, Term Loan
517,000	8.500%, 8/19/2017	531,864
	Seven Seas Cruises S de RL, LLC, Term Loan
651,750	6.250%, 12/21/2018	658,267

	Total	2,579,706

Consumer Non-Cyclical (0.3%)
	Bausch & Lomb, Inc., Term Loan
363,175	5.250%, 5/17/2019	366,636
	Biomet, Inc., Term Loan
459,437	3.952%, 7/25/2017[b,c]	464,032
	Ceridian Corporation, Term Loan
440,000	5.956%, 5/9/2017	444,290
	CHS/Community Health Systems, Inc., Term Loan
365,000	3.811%, 1/25/2017	368,011
	DJO Finance, LLC, Term Loan
363,171	6.250%, 9/15/2017	366,621
	Grifols, Inc., Term Loan
362,623	4.324%, 6/1/2017	364,755
	Hologic, Inc., Term Loan
437,800	4.500%, 8/1/2019	442,909
	Reynolds Group Holdings, Inc., Term Loan
69,825	4.750%, 9/28/2018[b,c]	70,815
	Roundy’s Supermarkets, Inc., Term Loan
655,973	5.750%, 2/13/2019	626,178
	SUPERVALU, Inc., Term Loan
399,102	6.045%, 8/10/2018[b,c]	406,042
	US Coatings Acquisition, Inc., Term Loan
190,000	0.000%, 1/18/2020	192,730
	Visant Corporation, Term Loan
554,416	5.250%, 12/22/2016	531,896

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value

Consumer Non-Cyclical (0.3%) - continued
	Warner Chilcott Company, LLC, Term Loan
$17,373	4.250%, 3/15/2018	$17,576
	Warner Chilcott Corporation, Term Loan
56,195	4.250%, 3/15/2018	56,851
21,341	4.250%, 3/15/2018	21,590
	WC Luxco Sarl, Term Loan
38,634	4.250%, 3/15/2018	39,085

	Total	4,780,017

Energy (0.2%)
	Chesapeake Energy Corporation, Term Loan
1,060,000	5.750%, 12/2/2017	1,085,504
	Cumulus Media Holdings, Inc., Term Loan
455,000	0.000%, 9/17/2018[b,c]	460,460
	NEP Broadcasting, Inc., Term Loan
55,000	Zero Coupon, 8/18/2020[b,c]	56,650
	NTELOS, Inc., Term Loan
165,000	0.000%, 11/9/2019[b,c]	160,669
	Plains Exploration & Production Company, Term Loan
140,000	4.000%, 10/15/2019	140,446
	Seven Seas Cruises S de RL, LLC, Term Loan
652,000	0.000%, 12/21/2018[b,c]	658,520
	Silver II Borrower SCA, Term Loan
220,000	0.000%, 12/5/2019[b,c]	220,000

	Total	2,782,249

Financials (0.1%)
	Nuveen Investments, Inc., Term Loan
105,000	5.764%, 5/13/2017[b,c]	106,024
420,000	5.767%, 5/13/2017	423,326
	WaveDivision Holdings, LLC, Term Loan
515,000	5.500%, 8/9/2019	519,017

	Total	1,048,367

Technology (0.2%)
	First Data Corporation Extended, Term Loan
720,000	4.205%, 3/26/2018	712,598
	First Data Corporation, Term Loan
295,000	5.205%, 9/24/2018	294,841
	Freescale Semiconductor, Inc., Term Loan
591,086	4.883%, 2/28/2019	592,416
	Infor US, Inc., Term Loan
433,015	5.250%, 4/5/2018	438,700
	SunGard Data Systems, Inc., Term Loan
545,000	1.477%, 12/4/2019[b,c]	550,679

	Total	2,589,234

Principal Amount	Bank Loans (1.9%)[a]	Value

Transportation (<0.1%)
	Delta Air Lines, Inc., Term Loan
$601,257	5.500%, 4/20/2017	$606,891

	Total	606,891

Utilities (0.1%)
	Calpine Corporation, Term Loan
583,538	4.500%, 10/9/2019	590,499
	NGPL PipeCo, LLC, Term Loan
530,357	6.750%, 9/15/2017	543,393

	Total	1,133,892

	Total Bank Loans (cost $27,002,324)	27,377,309

Shares	Mutual Funds (67.1%)	Value

Equity Mutual Funds (54.8%)
3,069,650	Thrivent Natural Resources Fund	29,652,818
3,245,697	Thrivent Partner Small Cap Growth Fund	44,238,850
1,739,467	Thrivent Partner Small Cap Value Fund	31,066,882
1,344,712	Thrivent Small Cap Stock Fund[d]	23,707,265
1,895,607	Thrivent Mid Cap Growth Fund	39,921,487
3,758,988	Thrivent Partner Mid Cap Value Fund	51,798,853
4,033,886	Thrivent Mid Cap Stock Fund	73,658,760
19,881,077	Thrivent Partner Worldwide Allocation Fund	186,683,312
14,356,555	Thrivent Large Cap Growth Fund	90,446,296
7,594,853	Thrivent Large Cap Value Fund	119,846,780
3,541,120	Thrivent Large Cap Stock Fund	84,243,252
1,191,466	Thrivent Equity Income Plus Fund	11,938,487

	Total	787,203,042

Fixed Income Mutual Funds (12.3%)
10,780,131	Thrivent High Yield Fund	54,978,668
8,222,704	Thrivent Income Fund	76,388,918
2,344,009	Thrivent Government Bond Fund	24,049,535
1,709,158	Thrivent Limited Maturity Bond Fund	21,569,578

	Total	176,986,699

	Total Mutual Funds (cost $877,193,953)	964,189,741

Shares	Common Stock (19.2%)	Value

Consumer Discretionary (3.0%)
7,200	Amazon.com, Inc.[d]	1,911,600
14,100	ANN, Inc.[d]	434,844
7,471	Arctic Cat, Inc.[d]	270,002
3,800	AutoZone, Inc.[d]	1,404,860
16,400	Barnes & Noble, Inc.[d]	218,776
10,700	Bed Bath & Beyond, Inc.[d]	628,090
9,390	CBS Corporation	391,751
11,500	Charter Communications, Inc.[d]	896,655
38,800	Cheesecake Factory, Inc.	1,286,608
28,500	Chico’s FAS, Inc.	511,005
24,400	Children’s Place Retail Stores, Inc.[d]	1,216,096
14,400	Coinstar, Inc.[d]	732,672
77,000	Comcast Corporation	2,932,160

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (19.2%)	Value

Consumer Discretionary (3.0%) - continued
19,522	Delphi Automotive plc[d]	$754,721
9,100	Dillard’s, Inc.	768,131
16,100	DISH Network Corporation	600,047
14,836	Dollar Tree, Inc.[d]	593,292
15,800	Expedia, Inc.	1,030,950
19,100	Express, Inc.[d]	351,058
43,188	Foot Locker, Inc.	1,483,508
31,100	Gap, Inc.	1,016,348
34,000	GNC Holdings, Inc.	1,221,960
9,000	Hanesbrands, Inc.[d]	337,320
4,570	Harley-Davidson, Inc.	239,559
27,100	Home Depot, Inc.	1,813,532
5,680	iShares Dow Jones US Home Construction Index Fund	133,082
44,713	Las Vegas Sands Corporation	2,470,393
21,410	Life Time Fitness, Inc.[d]	1,086,129
41,140	Lowe’s Companies, Inc.	1,571,137
18,800	Macy’s, Inc.	742,788
6,100	Marriott Vacations Worldwide Corporation[d]	270,718
27,900	Meredith Corporation	1,011,654
33,210	News Corporation	937,850
38,600	NIKE, Inc.	2,086,330
18,600	OfficeMax, Inc.	200,508
14,500	Omnicom Group, Inc.	787,060
4,700	O’Reilly Automotive, Inc.[d]	435,455
2,465	Panera Bread Company[d]	393,932
10,100	Penn National Gaming, Inc.[d]	491,466
5,800	PetSmart, Inc.	379,378
65,379	Pier 1 Imports, Inc.	1,418,070
4,200	Pool Corporation	192,444
700	Priceline.com, Inc.[d]	479,829
16,700	Pulte Group, Inc.[d]	346,358
37,100	Sally Beauty Holdings, Inc.[d]	984,634
53,200	Smith & Wesson Holding Corporation[d]	457,520
16,500	Tempur-Pedic International, Inc.[d]	642,840
9,490	Time Warner Cable, Inc.	847,837
13,500	TJX Companies, Inc.	609,930
18,500	Toll Brothers, Inc.[d]	692,825
6,900	Valassis Communications, Inc.	193,614

	Total	42,909,326

Consumer Staples (1.3%)
15,562	Anheuser-Busch InBev NV ADR	1,378,793
21,193	Annie’s, Inc.[d]	759,981
11,956	British American Tobacco plc ADR	1,242,229
17,900	Campbell Soup Company	657,109
10,700	Colgate-Palmolive Company	1,148,859
24,600	Constellation Brands, Inc.[d]	796,056
46,850	CVS Caremark Corporation	2,398,720
27,500	Dean Foods Company[d]	503,525
3,930	Diageo plc ADR	468,849
6,400	Energizer Holdings, Inc.	556,864
19,800	Herbalife, Ltd.	719,136
26,752	Ingredion, Inc.	1,767,505
6,020	Kimberly-Clark Corporation	538,850
8,779	Kraft Foods Group, Inc.	405,765
26,337	Mondelez International, Inc.	731,905
20,200	Nestle SA	1,418,393
12,200	Nu Skin Enterprises, Inc.	516,792
6,749	Philip Morris International, Inc.[e]	594,992

Shares	Common Stock (19.2%)	Value

Consumer Staples (1.3%) - continued
11,100	Safeway, Inc.	$213,675
3,300	Sanderson Farms, Inc.	166,584
3,800	Spectrum Brands Holdings, Inc.[d]	192,432
9,748	TreeHouse Foods, Inc.[d]	515,962
13,650	Unilever NV ADR	552,552
7,400	USANA Health Sciences, Inc.[d]	262,330
4,600	Wal-Mart Stores, Inc.	321,770

	Total	18,829,628

Energy (1.7%)
70,014	Alpha Natural Resources, Inc.[d]	620,324
36,950	BP plc ADR	1,645,014
7,840	Chevron Corporation	902,776
37,600	Consol Energy, Inc.	1,178,384
6,500	CVR Energy, Inc.[d]	381,875
10,700	Delek US Holdings, Inc.	363,479
9,800	Ensco plc	622,986
11,098	EOG Resources, Inc.	1,387,028
13,960	EQT Corporation	829,364
37,600	Exxon Mobil Corporation	3,382,872
22,300	HollyFrontier Corporation	1,164,506
95,364	Marathon Oil Corporation	3,205,184
17,100	Marathon Petroleum Corporation	1,268,991
25,200	Oasis Petroleum, Inc.[d]	904,176
33,100	Patterson-UTI Energy, Inc.	673,254
56,251	Petroleum Geo-Services ASA	997,920
3,200	Phillips 66	193,824
22,280	Schlumberger, Ltd.	1,738,954
16,000	Southwestern Energy Company[d]	548,800
4,800	Tesoro Corporation	233,712
146,800	Weatherford International, Ltd.[d]	1,959,780
18,200	Western Refining, Inc.	612,066

	Total	24,815,269

Financials (3.5%)
9,870	ACE, Ltd.	842,207
10,065	Affiliated Managers Group, Inc.[d]	1,448,655
5,300	Allied World Assurance Company Holdings AG	449,599
11,960	Allstate Corporation	525,044
10,800	American Assets Trust, Inc.	312,120
6,700	American Campus Communities, Inc.	312,019
22,300	Ameriprise Financial, Inc.	1,478,936
65,600	Annaly Capital Management, Inc.	975,472
7,900	Aspen Insurance Holdings, Ltd.	269,469
12,900	Axis Capital Holdings, Ltd.	493,683
129,220	Bank of America Corporation	1,462,770
6,000	Banner Corporation	181,200
15,800	BioMed Realty Trust, Inc.	321,530
29,100	CapitalSource, Inc.	236,001
31,800	CBL & Associates Properties, Inc.	683,382
66,470	Citigroup, Inc.	2,802,375
22,000	CME Group, Inc.	1,272,480
6,000	Comerica, Inc.	206,160
45,100	DCT Industrial Trust, Inc.	318,406
10,100	Discover Financial Services	387,739
12,800	Douglas Emmett, Inc.	298,496
4,300	Equity Lifestyle Properties, Inc.	307,880
8,800	Extra Space Storage, Inc.	350,592
66,700	Fifth Third Bancorp	1,086,543
39,382	HCC Insurance Holdings, Inc.	1,523,296
9,000	Highwoods Properties, Inc.	324,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (19.2%)	Value

Financials (3.5%) - continued
12,100	Home Loan Servicing Solutions, Ltd.	$263,054
45,635	Host Hotels & Resorts, Inc.	766,212
104,700	Huntington Bancshares, Inc.	728,712
30,430	Invesco, Ltd.	829,218
11,400	iShares Russell 3000 Index Fund	1,017,108
24,985	J.P. Morgan Chase & Company	1,175,544
41,190	KKR & Company, LP	695,287
18,136	Lazard, Ltd.	628,412
5,800	M&T Bank Corporation	595,602
37,920	MetLife, Inc.	1,415,933
8,000	Montpelier Re Holdings, Inc.	195,040
22,100	Morgan Stanley	504,985
24,300	NASDAQ OMX Group, Inc.	688,176
13,300	Northern Trust Corporation	684,551
9,528	Och-Ziff Capital Management Group, LLC	94,327
28,000	Ocwen Financial Corporation[d]	1,091,160
12,500	Pebblebrook Hotel Trust	311,375
13,000	PHH Corporation[d]	284,440
28,100	Piedmont Office Realty Trust, Inc.	543,173
82,557	Popular, Inc.[d]	2,215,830
1,700	Portfolio Recovery Associates, Inc.[d]	181,815
12,000	PrivateBancorp, Inc.	206,040
5,400	ProAssurance Corporation	243,216
14,400	Protective Life Corporation	455,616
22,200	SLM Corporation	374,958
49,500	SPDR S&P 500 ETF Trust	7,410,150
13,630	State Street Corporation	758,510
29,880	SVB Financial Group[d]	1,983,136
3,822	Taubman Centers, Inc.	311,493
12,300	Tower Group, Inc.	237,390
15,473	W.R. Berkley Corporation	637,023
63,860	Wells Fargo & Company	2,224,244
89,998	Zions Bancorporation	2,098,753

	Total	50,720,537

Health Care (2.5%)
4,700	Abbott Laboratories	159,236
3,700	Aetna, Inc.	178,451
27,400	Align Technology, Inc.[d]	859,264
3,600	AmerisourceBergen Corporation	163,332
13,700	Amgen, Inc.	1,170,802
9,990	Baxter International, Inc.	677,722
17,600	Biogen Idec, Inc.[d]	2,747,008
5,351	C.R. Bard, Inc.	546,177
13,400	Celgene Corporation[d]	1,326,064
5,600	Charles River Laboratories International, Inc.[d]	231,392
16,700	Community Health Systems, Inc.	640,111
36,660	Covidien plc	2,285,384
9,820	Eli Lilly and Company	527,236
33,100	Endo Pharmaceutical Holdings, Inc.[d]	1,047,946
27,500	Express Scripts Holding Company[d]	1,469,050
31,600	Gilead Sciences, Inc.[d]	1,246,620
10,879	HeartWare International, Inc.[d]	983,244
10,500	Illumina, Inc.[d]	531,615
3,700	Jazz Pharmaceuticals, Inc.[d]	208,643
4,000	Life Technologies Corporation[d]	258,760
10,600	MedAssets, Inc.[d]	207,230
16,500	Medicines Company[d]	493,020

Shares	Common Stock (19.2%)	Value

Health Care (2.5%) - continued
67,310	Merck & Company, Inc.	$2,911,157
11,600	Myriad Genetics, Inc.[d]	313,896
5,800	PAREXEL International Corporation[d]	196,330
27,580	PDL BioPharma, Inc.	189,750
18,906	Pfizer, Inc.	515,756
2,632	Pharmacyclics, Inc.[d]	182,477
36,500	Questcor Pharmaceuticals, Inc.	930,020
28,100	ResMed, Inc.	1,230,780
23,360	Sanofi ADR	1,137,165
17,100	Santarus, Inc.[d]	228,456
15,500	Shire Pharmaceuticals Group plc ADR	1,552,170
14,800	Spectrum Pharmaceuticals, Inc.	186,628
26,000	Thoratec Corporation[d]	949,780
29,302	United Therapeutics Corporation[d]	1,579,085
63,921	UnitedHealth Group, Inc.	3,529,078
9,600	Vertex Pharmaceuticals, Inc.[d]	429,888
61,000	VIVUS, Inc.[d]	738,710
5,700	Waters Corporation[d]	521,949
9,842	Zimmer Holdings, Inc.	734,213

	Total	36,015,595

Industrials (2.1%)
38,100	Actuant Corporation	1,123,188
17,600	Acuity Brands, Inc.	1,210,880
21,400	ADT Corporation	1,016,500
19,665	CSX Corporation	433,220
6,300	Deluxe Corporation	231,777
37,823	EMCOR Group, Inc.	1,374,110
5,200	EnerSys, Inc.[d]	212,836
7,760	FedEx Corporation	787,252
3,400	Flowserve Corporation	533,018
25,900	GATX Corporation	1,226,365
16,301	General Electric Company	363,186
38,200	HNI Corporation	1,205,974
38,066	Honeywell International, Inc.	2,597,624
4,600	Huntington Ingalls Industries, Inc.	203,780
14,200	Ingersoll-Rand plc	729,738
49,480	Jacobs Engineering Group, Inc.[d]	2,380,483
7,300	L-3 Communications Holdings, Inc.	554,216
20,700	Landstar System, Inc.	1,180,728
5,300	Lockheed Martin Corporation[e]	460,411
31,107	Manitowoc Company, Inc.	547,483
35,200	Manpower, Inc.	1,812,800
41,300	McDermott International, Inc.[d]	502,621
26,024	Oshkosh Corporation[d]	1,019,620
28,164	Parker Hannifin Corporation	2,618,407
9,770	Pentair, Ltd.	495,144
48,000	Southwest Airlines Company	538,080
3,380	SPX Corporation	252,249
4,300	Trex Company, Inc.[d]	181,675
21,800	Tyco International, Ltd.	659,014
13,820	United Technologies Corporation	1,210,217
71,300	US Airways Group, Inc.[d]	1,018,164
28,400	Woodward, Inc.	1,090,844

	Total	29,771,604

Information Technology (3.9%)
72,200	Activision Blizzard, Inc.	822,358

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (19.2%)	Value

Information Technology (3.9%) - continued
11,300	Alliance Data Systems Corporation[d]	$1,780,880
30,100	AOL, Inc.[d]	922,565
15,552	Apple, Inc.[e]	7,080,981
54,678	Applied Materials, Inc.	705,893
42,700	Aruba Networks, Inc.[d]	983,808
186,100	Atmel Corporation[d]	1,246,870
15,300	Autodesk, Inc.[d]	594,864
15,100	BMC Software, Inc.[d]	627,405
127,800	Brocade Communications Systems, Inc.[d]	731,016
3,600	CACI International, Inc.[d]	193,068
29,500	Cavium, Inc.[d]	986,480
71,530	Cisco Systems, Inc.	1,471,372
26,800	Citrix Systems, Inc.[d]	1,960,688
14,400	Computer Sciences Corporation	601,920
57,181	CoreLogic, Inc.[d]	1,500,430
37,049	eBay, Inc.[d]	2,072,151
10,800	Ebix, Inc.	176,472
6,500	EMC Corporation[d]	159,965
48,100	ExactTarget, Inc.[d]	1,057,719
4,000	Fair Isaac Corporation	180,280
4,527	Google, Inc.[d]	3,421,009
32,100	Informatica Corporation[d]	1,188,021
3,700	InterDigital, Inc.	160,543
14,070	Itron, Inc.[d]	652,707
5,600	j2 Global, Inc.	178,192
26,321	Juniper Networks, Inc.[d]	589,064
74,683	Microsoft Corporation[e]	2,051,542
64,600	NetApp, Inc.[d]	2,325,600
8,500	NetScout Systems, Inc.[d]	221,255
52,307	NVIDIA Corporation	641,284
98,410	Oracle Corporation	3,494,539
27,210	Plantronics, Inc.	1,118,875
24,900	QUALCOMM, Inc.	1,644,147
52,540	Symantec Corporation[d]	1,143,796
112,869	Teradyne, Inc.[d]	1,823,963
71,840	Texas Instruments, Inc.	2,376,467
58,025	TriQuint Semiconductor, Inc.[d]	304,631
8,600	ValueClick, Inc.[d]	176,042
36,100	VeriFone Systems, Inc.[d]	1,253,392
101,200	Vishay Intertechnology, Inc.[d]	1,112,188
12,200	VMware, Inc.[d]	933,056
23,500	Western Digital Corporation	1,104,500
172	Workday, Inc.[d]	9,188
38,421	Xilinx, Inc.	1,401,982
79,800	Yahoo!, Inc.[d]	1,566,474

	Total	56,749,642

Materials (0.6%)
10,900	Axiall Corporation	612,362
18,200	Buckeye Technologies, Inc.	523,250
3,600	CF Industries Holdings, Inc.	825,012
15,330	Dow Chemical Company	493,626
12,300	Eagle Materials, Inc.	796,671
18,900	H.B. Fuller Company	738,612
36,500	Huntsman Corporation	643,495
11,410	Nucor Corporation	524,974
12,650	Silgan Holdings, Inc.	542,685
8,345	Southern Copper Corporation	328,710
43,888	Steel Dynamics, Inc.	667,536
35,200	SunCoke Energy, Inc.[d]	583,616

Shares	Common Stock (19.2%)	Value

Materials (0.6%) - continued
17,400	Teck Resources, Ltd.	$634,926

	Total	7,915,475

Telecommunications Services (0.1%)
22,403	Verizon Communications, Inc.	976,995

	Total	976,995

Utilities (0.5%)
13,000	Calpine Corporation[d]	256,490
23,300	CMS Energy Corporation	598,810
35,740	NiSource, Inc.	966,052
60,327	NV Energy, Inc.	1,141,990
33,270	PG&E Corporation	1,418,633
46,300	PNM Resources, Inc.	988,968
16,500	Public Service Enterprise Group, Inc.	514,470
21,982	Southwest Gas Corporation	979,078
13,200	Wisconsin Energy Corporation	520,476

	Total	7,384,967

	Total Common Stock (cost $239,602,884)	276,089,038

Principal Amount	Long-Term Fixed Income (6.7%)	Value

Asset-Backed Securities (0.3%)
	Morgan Stanley Capital, Inc.
618,396	3.537%, 2/25/2037[f]	335,547
	Renaissance Home Equity Loan Trust
3,345,789	5.746%, 5/25/2036	2,424,473
1,780,000	6.011%, 5/25/2036	1,250,416

	Total	4,010,436

Basic Materials (0.1%)
	ArcelorMittal
51,000	5.375%, 6/1/2013	51,533
	Arch Coal, Inc.
325,000	7.000%, 6/15/2019[g]	293,312
	Dow Chemical Company
81,000	5.900%, 2/15/2015	89,206
	International Paper Company
53,000	5.300%, 4/1/2015	57,598
	Novelis, Inc.
325,000	8.375%, 12/15/2017	359,125
	Rio Tinto Finance USA plc
50,000	3.500%, 3/22/2022	52,003
	Xstrata Finance Canada, Ltd.
54,000	1.800%, 10/23/2015[h]	54,437

	Total	957,214

Capital Goods (0.1%)
	BAE Systems plc
46,000	3.500%, 10/11/2016[h]	48,347
	Case New Holland, Inc.
225,000	7.875%, 12/1/2017	266,062
	Caterpillar Financial Services Corporation
54,000	0.700%, 11/6/2015	53,985
54,000	1.250%, 11/6/2017	53,846
	Eaton Corporation
54,000	0.950%, 11/2/2015[h]	54,219
27,000	1.500%, 11/2/2017[h]	26,936

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (6.7%)	Value

Capital Goods (0.1%) - continued
$40,000	4.000%, 11/2/2032[h]	$39,923
	John Deere Capital Corporation
56,000	0.700%, 9/4/2015	56,072
	RBS Global, Inc.
340,000	8.500%, 5/1/2018	372,300
	Reynolds Group Issuer, Inc.
195,000	6.875%, 2/15/2021	209,137
	Textron, Inc.
60,000	5.600%, 12/1/2017	67,607
	United Rentals North America, Inc.
370,000	7.375%, 5/15/2020	407,000
	United Technologies Corporation
75,000	6.125%, 7/15/2038	97,239

	Total	1,752,673

Collateralized Mortgage Obligations (0.5%)
	Citigroup Mortgage Loan Trust, Inc.
343,675	5.500%, 11/25/2035	310,690
	CitiMortgage Alternative Loan Trust
1,138,714	5.750%, 4/25/2037	967,549
	Countrywide Alternative Loan Trust
191,804	6.500%, 8/25/2036	139,158
228,410	6.000%, 1/25/2037	193,185
1,006,290	5.500%, 5/25/2037	799,992
766,817	7.000%, 10/25/2037	578,628
	Countrywide Home Loans, Inc.
475,373	5.750%, 4/25/2037	435,555
	Deutsche Alt-A Securities Mortgage Loan Trust
178,360	5.500%, 10/25/2021	182,460
	Deutsche Alt-A Securities, Inc.
360,895	6.000%, 10/25/2021	338,283
	J.P. Morgan Mortgage Trust
104,932	4.935%, 10/25/2036	86,811
962,695	0.584%, 1/25/2037[f]	618,848
991,137	6.250%, 8/25/2037	705,440
	MASTR Alternative Loans Trust
262,824	6.500%, 7/25/2034	277,888
531,636	0.654%, 12/25/2035[f]	292,414
	Merrill Lynch Alternative Note Asset Trust
267,913	6.000%, 3/25/2037	248,981
	Residential Asset Securitization Trust
699,227	0.584%, 8/25/2037[f]	238,279
	Sequoia Mortgage Trust
252,744	4.947%, 9/20/2046	39,227
650,174	4.947%, 9/20/2046	563,368
	WaMu Mortgage Pass Through Certificates
165,063	2.686%, 9/25/2036	136,316
353,469	2.769%, 10/25/2036	297,604

	Total	7,450,676

Principal Amount	Long-Term Fixed Income (6.7%)	Value

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
$1,400,000	5.647%, 4/10/2049	$1,622,421
2,550,000	5.624%, 6/10/2049	2,930,825
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.331%, 2/11/2044	1,693,727
	Credit Suisse First Boston Mortgage Securities
1,300,000	5.542%, 1/15/2049	1,485,884
	Credit Suisse Mortgage Capital Certificates
1,625,000	5.509%, 9/15/2039	1,773,691
	Greenwich Capital Commercial Funding Corporation
900,000	5.867%, 12/10/2049	1,008,145
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
750,000	5.742%, 2/12/2049	833,264
	Morgan Stanley Capital, Inc.
450,000	5.406%, 3/15/2044	487,501
	Wachovia Bank Commercial Mortgage Trust
1,050,000	5.603%, 10/15/2048	1,158,705

	Total	12,994,163

Communications Services (0.3%)
	AMC Networks, Inc.
375,000	7.750%, 7/15/2021	428,438
	America Movil SAB de CV
54,000	3.125%, 7/16/2022	53,650
	American Tower Corporation
68,000	5.050%, 9/1/2020	75,409
	AT&T, Inc.
114,000	2.400%, 8/15/2016	118,896
	British Telecommunications plc
70,000	2.000%, 6/22/2015	71,726
	Cablevision Systems Corporation
355,000	8.625%, 9/15/2017	416,238
	CBS Corporation
54,000	8.875%, 5/15/2019	72,643
	CC Holdings GS V, LLC
27,000	2.381%, 12/15/2017[h]	27,048
	Clear Channel Worldwide Holdings, Inc.
390,000	6.500%, 11/15/2022[h]	415,350
	Comcast Corporation
35,000	4.650%, 7/15/2042	35,089
	Cox Communications, Inc.
50,000	3.250%, 12/15/2022[h]	50,061
	Crown Castle International Corporation
30,000	5.250%, 1/15/2023[h]	31,500
	Crown Castle Towers, LLC
45,000	4.174%, 8/15/2017[h]	49,617
	Digicel, Ltd.
170,000	8.250%, 9/1/2017[h]	180,200
140,000	7.000%, 2/15/2020[h]	151,550
	DIRECTV Holdings, LLC
54,000	1.750%, 1/15/2018	53,062

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (6.7%)	Value

Communications Services (0.3%) - continued
	Dish DBS Corporation
$255,000	4.625%, 7/15/2017	$266,475
295,000	5.875%, 7/15/2022	313,438
	Frontier Communications Corporation
345,000	8.125%, 10/1/2018	399,337
	NBCUniversal Media, LLC
82,000	2.875%, 4/1/2016	86,073
27,000	2.875%, 1/15/2023	26,336
	News America, Inc.
56,000	3.000%, 9/15/2022	55,513
	Nippon Telegraph & Telephone Corporation
51,000	1.400%, 7/18/2017	51,061
	SBA Telecommunications, Inc.
30,000	5.750%, 7/15/2020[h]	31,500
	SBA Tower Trust
50,000	5.101%, 4/17/2017[h]	55,964
	Sirius XM Radio, Inc.
40,000	5.250%, 8/15/2022[h]	40,700
	Telefonica Emisiones SAU
56,000	3.729%, 4/27/2015	57,962
	UPCB Finance V, Ltd.
325,000	7.250%, 11/15/2021[h]	359,125
	Verizon Communications, Inc.
41,000	1.100%, 11/1/2017	40,508
46,000	5.500%, 2/15/2018	54,506
	Virgin Media Finance plc
385,000	5.250%, 2/15/2022	402,325
	Vivendi SA
84,000	2.400%, 4/10/2015[h]	85,597
	Vodafone Group plc
58,000	1.250%, 9/26/2017	57,708

	Total	4,614,605

Consumer Cyclical (0.2%)
	Amazon.com, Inc.
27,000	1.200%, 11/29/2017	26,709
54,000	2.500%, 11/29/2022	51,829
	American Honda Finance Corporation
28,000	1.000%, 8/11/2015[h]	28,144
	Daimler Finance North America, LLC
45,000	1.875%, 1/11/2018[h]	44,880
	Federated Retail Holdings, Inc.
34,000	5.900%, 12/1/2016	39,696
	Ford Motor Credit Company, LLC
58,000	12.000%, 5/15/2015	70,760
60,000	2.375%, 1/16/2018	59,206
390,000	5.000%, 5/15/2018	427,555
	Host Hotels and Resorts, LP
325,000	6.000%, 11/1/2020	355,875
	Hyundai Capital America
54,000	1.625%, 10/2/2015[h]	54,372
	Lear Corporation
30,000	4.750%, 1/15/2023[h]	29,850
	Limited Brands, Inc.
300,000	5.625%, 2/15/2022	322,500
	Macy’s Retail Holdings, Inc.
27,000	3.875%, 1/15/2022	27,949

Principal Amount	Long-Term Fixed Income (6.7%)	Value

Consumer Cyclical (0.2%) - continued
	Royal Caribbean Cruises, Ltd.
$375,000	5.250%, 11/15/2022	$397,500
	Service Corporation International
340,000	8.000%, 11/15/2021	415,650
	Six Flags Entertainment Corporation
485,000	5.250%, 1/15/2021[h]	482,575
	The Walt Disney Company
54,000	1.100%, 12/1/2017	53,617
	Time Warner, Inc.
46,000	3.150%, 7/15/2015	48,554
	Toyota Motor Credit Corporation
35,000	1.750%, 5/22/2017	35,697
	Toys R Us Property Company II, LLC
360,000	8.500%, 12/1/2017	378,900
	TRW Automotive, Inc.
28,000	7.250%, 3/15/2017[h]	32,410
	Viacom, Inc.
28,000	1.250%, 2/27/2015	28,251
	Western Union Company
54,000	2.375%, 12/10/2015	54,873

	Total	3,467,352

Consumer Non-Cyclical (0.2%)
	AbbVie, Inc.
54,000	1.200%, 11/6/2015[h]	54,278
27,000	1.750%, 11/6/2017[h]	27,059
40,000	2.000%, 11/6/2018[h]	40,103
	Amgen, Inc.
30,000	4.850%, 11/18/2014	32,178
	Anheuser-Busch Inbev Finance, Inc.
20,000	1.250%, 1/17/2018	19,846
	Anheuser-Busch InBev
	Worldwide, Inc.
28,000	0.800%, 7/15/2015	28,054
27,000	1.375%, 7/15/2017	27,096
	BAT International Finance plc
70,000	1.400%, 6/5/2015[h]	70,790
	Biomet, Inc.
370,000	6.500%, 8/1/2020[h]	388,500
	Boston Scientific Corporation
70,000	5.450%, 6/15/2014	74,190
	Bunge Limited Finance Corporation
28,000	3.200%, 6/15/2017	29,144
	Celgene Corporation
42,000	1.900%, 8/15/2017	42,526
42,000	3.250%, 8/15/2022	41,880
	ConAgra Foods, Inc.
20,000	1.350%, 9/10/2015	20,097
75,000	1.900%, 1/25/2018	75,312
	CVS Caremark Corporation
34,000	6.125%, 9/15/2039	42,742
	Express Scripts Holding Company
56,000	2.750%, 11/21/2014	57,728
56,000	3.125%, 5/15/2016	59,076
	Gilead Sciences, Inc.
45,000	2.400%, 12/1/2014	46,374
49,000	3.050%, 12/1/2016	52,464
	Heineken NV
27,000	0.800%, 10/1/2015[h]	27,028

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (6.7%)	Value

Consumer Non-Cyclical (0.2%) - continued
$27,000	1.400%, 10/1/2017[h]	$26,780
	JBS USA, LLC
165,000	7.250%, 6/1/2021[h]	171,394
	Kraft Foods Group, Inc.
70,000	1.625%, 6/4/2015	71,167
	Laboratory Corporation of America Holdings
56,000	2.200%, 8/23/2017	56,675
	Lorillard Tobacco Company
56,000	2.300%, 8/21/2017	56,454
	McKesson Corporation
27,000	0.950%, 12/4/2015	27,068
	Mylan, Inc.
54,000	7.875%, 7/15/2020[h]	63,087
	Rite Aid Corporation
550,000	7.500%, 3/1/2017	562,375
	Roche Holdings, Inc.
56,000	7.000%, 3/1/2039[h]	81,230
	SABMiller Holdings, Inc.
69,000	2.450%, 1/15/2017[h]	71,361
	Safeway, Inc.
63,000	5.000%, 8/15/2019	67,589
23,000	4.750%, 12/1/2021	23,355
	Spectrum Brands Escrow Corporation
380,000	6.375%, 11/15/2020[h]	404,225
	Teva Pharmaceutical Finance Company BV
30,000	2.400%, 11/10/2016	31,373
	Tyson Foods, Inc.
70,000	4.500%, 6/15/2022	75,279
	Valeant Pharmaceuticals International
185,000	6.875%, 12/1/2018[h]	196,100
	Zoetis, Inc.
12,000	1.150%, 2/1/2016[h]	12,016
38,000	1.875%, 2/1/2018[h]	37,933

	Total	3,291,926

Energy (0.2%)
	BP Capital Markets plc
27,000	0.700%, 11/6/2015	26,956
81,000	1.375%, 11/6/2017	80,751
54,000	4.500%, 10/1/2020	61,461
	Concho Resources, Inc.
430,000	5.500%, 10/1/2022	455,800
	Harvest Operations Corporation
300,000	6.875%, 10/1/2017	333,375
	Linn Energy, LLC
75,000	7.750%, 2/1/2021	80,250
	Marathon Oil Corporation
81,000	0.900%, 11/1/2015	81,043
	Marathon Petroleum Corporation
56,000	3.500%, 3/1/2016	59,796
	MEG Energy Corporation
30,000	6.375%, 1/30/2023[h]	31,275
	Murphy Oil Corporation
40,000	2.500%, 12/1/2017	40,159
	Nexen, Inc.
46,000	5.875%, 3/10/2035	54,984

Principal Amount	Long-Term Fixed Income (6.7%)	Value

Energy (0.2%) - continued
	Oasis Petroleum, Inc.
$130,000	6.875%, 1/15/2023	$141,375
	Phillips 66
64,000	2.950%, 5/1/2017	67,360
	Pioneer Natural Resources Company
28,000	5.875%, 7/15/2016	31,830
	SandRidge Energy, Inc.
365,000	7.500%, 2/15/2023	387,812
	Suncor Energy, Inc.
49,000	6.100%, 6/1/2018	59,530
	Transocean, Inc.
28,000	5.050%, 12/15/2016	31,263
56,000	6.000%, 3/15/2018	64,442
	Valero Energy Corporation
46,000	9.375%, 3/15/2019	62,996
23,000	7.500%, 4/15/2032	29,098
	Weatherford International, Ltd.
84,000	6.750%, 9/15/2040	91,074

	Total	2,272,630

Financials (0.5%)
	ABN Amro North American Holding Preferred Capital Repackage Trust I
27,000	3.407%, 12/29/2049[f,h,i]	27,000
	Ally Financial, Inc.
370,000	5.500%, 2/15/2017	397,779
	American Express Centurion Bank
60,000	0.875%, 11/13/2015	59,893
	American Express Credit Corporation
35,000	2.375%, 3/24/2017	36,292
	American International Group, Inc.
84,000	2.375%, 8/24/2015	86,132
81,000	3.800%, 3/22/2017	87,312
	ANZ National International, Ltd. of London
83,000	3.125%, 8/10/2015[h]	87,262
	Associated Banc Corporation
28,000	1.875%, 3/12/2014	28,103
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
27,000	4.125%, 11/9/2022[h]	27,270
	Bank of America Corporation
115,000	7.750%, 8/15/2015	129,880
82,000	1.500%, 10/9/2015	82,214
55,000	5.750%, 8/15/2016	60,835
85,000	5.750%, 12/1/2017	98,133
55,000	5.650%, 5/1/2018	63,508
	Bank of New York Mellon Corporation
27,000	0.700%, 10/23/2015	26,986
	Barclays Bank plc
100,000	6.050%, 12/4/2017[h]	111,651
	BBVA Banco Continental SA
69,000	2.250%, 7/29/2016[h]	68,655
	BBVA US Senior SAU
40,000	4.664%, 10/9/2015	41,282

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (6.7%)	Value

Financials (0.5%) - continued
	Berkshire Hathaway Finance Corporation
$60,000	1.600%, 5/15/2017	$60,616
	BlackRock, Inc.
35,000	1.375%, 6/1/2015	35,616
	BNP Paribas SA
82,000	2.375%, 9/14/2017	83,339
	Capital One Financial Corporation
54,000	2.150%, 3/23/2015	55,100
81,000	6.150%, 9/1/2016	93,276
	Citigroup, Inc.
142,000	5.000%, 9/15/2014	149,553
83,000	4.750%, 5/19/2015	89,377
84,000	6.000%, 8/15/2017	98,031
50,000	8.500%, 5/22/2019	66,680
	CNA Financial Corporation
67,000	7.350%, 11/15/2019	84,600
	DDR Corporation
80,000	9.625%, 3/15/2016	98,024
	Developers Diversified Realty Corporation
300,000	7.875%, 9/1/2020	381,250
	Eksportfinans ASA
35,000	3.000%, 11/17/2014	34,819
52,000	5.500%, 5/25/2016	54,285
	Fifth Third Bancorp
63,000	5.450%, 1/15/2017	70,310
	General Electric Capital Corporation
81,000	2.150%, 1/9/2015	83,261
54,000	1.000%, 12/11/2015	54,258
64,000	0.505%, 1/8/2016[f]	63,242
20,000	1.180%, 5/9/2016[f]	20,141
30,000	2.300%, 4/27/2017	30,902
84,000	6.750%, 3/15/2032	106,122
	Goldman Sachs Group, Inc.
84,000	3.700%, 8/1/2015	88,604
27,000	1.600%, 11/23/2015	27,133
83,000	0.760%, 3/22/2016[f]	81,495
62,000	2.375%, 1/22/2018	62,153
	Hartford Financial Services Group, Inc.
10,000	7.300%, 11/1/2015	11,345
21,000	5.500%, 10/15/2016	23,482
81,000	4.000%, 10/15/2017	87,799
	HCP, Inc.
68,000	2.625%, 2/1/2020	67,828
	Health Care REIT, Inc.
27,000	2.250%, 3/15/2018	27,113
	HSBC Holdings plc
46,000	6.500%, 5/2/2036	56,997
	Icahn Enterprises, LP
285,000	8.000%, 1/15/2018	305,306
	ING Bank NV
35,000	2.000%, 9/25/2015[h]	35,524
54,000	3.750%, 3/7/2017[h]	57,696
	ING Capital Funding Trust III
45,000	3.911%, 12/29/2049[f,i]	42,750
	Intesa Sanpaolo SPA
45,000	3.875%, 1/16/2018	44,230
	J.P. Morgan Chase & Company
54,000	1.875%, 3/20/2015	54,922

Principal Amount	Long-Term Fixed Income (6.7%)	Value

Financials (0.5%) - continued
$54,000	3.450%, 3/1/2016	$57,563
84,000	2.000%, 8/15/2017	84,866
69,000	1.201%, 1/25/2018[f]	69,300
35,000	1.800%, 1/25/2018	34,881
23,000	3.200%, 1/25/2023	22,854
	J.P. Morgan Chase Bank NA
76,000	0.640%, 6/13/2016[f]	74,591
	KeyBank NA
81,000	7.413%, 5/6/2015	90,812
	Liberty Mutual Group, Inc.
28,000	4.950%, 5/1/2022[h]	30,408
54,000	6.500%, 5/1/2042[h]	60,407
	Liberty Property, LP
40,000	3.375%, 6/15/2023	39,175
	Lloyds TSB Bank plc
54,000	6.500%, 9/14/2020[h]	59,954
	Morgan Stanley
56,000	4.750%, 4/1/2014	58,030
115,000	4.750%, 3/22/2017	125,602
45,000	6.250%, 8/28/2017	51,812
75,000	5.500%, 1/26/2020	83,759
95,000	4.875%, 11/1/2022	97,362
	Murray Street Investment Trust I
96,000	4.647%, 3/9/2017	103,967
	Omega Healthcare Investors, Inc.
295,000	5.875%, 3/15/2024	312,700
	PNC Funding Corporation
54,000	3.300%, 3/8/2022	55,421
	Prologis, LP
23,000	6.625%, 5/15/2018	27,685
69,000	7.375%, 10/30/2019	86,746
	Prudential Financial, Inc.
40,000	5.625%, 6/15/2043	41,250
	Realty Income Corporation
27,000	2.000%, 1/31/2018	26,919
	Regions Bank
140,000	7.500%, 5/15/2018	170,590
	Reinsurance Group of America, Inc.
50,000	5.625%, 3/15/2017	56,564
27,000	5.000%, 6/1/2021	29,666
	Royal Bank of Scotland Group plc
56,000	5.050%, 1/8/2015	57,897
84,000	2.550%, 9/18/2015	86,607
	Santander US Debt SAU
100,000	3.724%, 1/20/2015[h]	101,442
	Simon Property Group, Inc.
54,000	1.500%, 2/1/2018[h]	53,454
	SLM Corporation
35,000	3.875%, 9/10/2015	36,413
27,000	6.250%, 1/25/2016	29,708
	Societe Generale SA
60,000	5.200%, 4/15/2021[h]	67,122
	Svenska Handelsbanken AB
54,000	3.125%, 7/12/2016	57,499
	Swiss RE Capital I, LP
55,000	6.854%, 5/29/2049[h,i]	58,438
	U.S. Bancorp
30,000	1.650%, 5/15/2017	30,339
	UBS AG/Stamford, Connecticut
54,000	5.875%, 12/20/2017	64,108
	UnitedHealth Group, Inc.
27,000	0.850%, 10/15/2015	27,077

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (6.7%)	Value

Financials (0.5%) - continued
$14,000	1.400%, 10/15/2017	$13,992
	Wachovia Corporation
130,000	5.625%, 10/15/2016	149,331
	Wells Fargo & Company
53,000	2.100%, 5/8/2017	54,501

	Total	7,248,178

Foreign Government (<0.1%)
	Export-Import Bank of Korea
54,000	1.250%, 11/20/2015	53,985
	Korea Finance Corporation
28,000	2.250%, 8/7/2017	28,274

	Total	82,259

Mortgage-Backed Securities (1.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
3,295,000	2.500%, 2/1/2028[c]	3,404,147
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,925,000	3.000%, 2/1/2043[c]	4,035,391
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,550,000	2.500%, 2/1/2028[c]	1,604,734
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,636,250	3.000%, 2/1/2043[c]	1,689,684
3,800,000	3.500%, 2/1/2043[c]	4,007,218
3,778,750	4.000%, 2/1/2043[c]	4,016,103

	Total	18,757,277

Technology (0.1%)
	Amkor Technology, Inc.
345,000	6.625%, 6/1/2021	352,762
	Computer Sciences Corporation
42,000	2.500%, 9/15/2015	43,169
	Equinix, Inc.
345,000	8.125%, 3/1/2018	378,637
	First Data Corporation
370,000	7.375%, 6/15/2019[h]	389,425
	Hewlett-Packard Company
56,000	2.125%, 9/13/2015	56,262
63,000	2.600%, 9/15/2017[g]	61,703
	Intel Corporation
54,000	4.000%, 12/15/2032	52,312
	Microsoft Corporation
27,000	0.875%, 11/15/2017	26,753
	Oracle Corporation
54,000	1.200%, 10/15/2017	53,848
27,000	2.500%, 10/15/2022	26,462
	Samsung Electronics America, Inc.
90,000	1.750%, 4/10/2017[h]	90,754
	Xerox Corporation
56,000	7.200%, 4/1/2016	64,389

	Total	1,596,476

Principal Amount	Long-Term Fixed Income (6.7%)	Value

Transportation (0.1%)
	Avis Budget Car Rental, LLC
$280,000	8.250%, 1/15/2019	$310,100
	Continental Airlines, Inc.
565,000	6.750%, 9/15/2015[h]	593,250
30,000	4.150%, 4/11/2024	31,387
	CSX Corporation
55,000	6.250%, 4/1/2015	61,355
	Delta Air Lines, Inc.
83,000	6.750%, 5/23/2017	86,735
14,000	4.750%, 5/7/2020	15,173
	ERAC USA Finance, LLC
54,000	1.400%, 4/15/2016[h]	54,263
	Kansas City Southern de Mexico SA de CV
60,000	8.000%, 2/1/2018	65,700

	Total	1,217,963

U.S. Government and Agencies (1.7%)
	U.S. Treasury Bonds
1,175,000	4.375%, 5/15/2040	1,466,915
8,180,000	3.000%, 5/15/2042	7,955,050
	U.S. Treasury Notes
500,000	0.750%, 6/15/2014	503,652
700,000	0.125%, 7/31/2014	699,016
2,985,000	2.500%, 4/30/2015[j]	3,131,450
750,000	1.000%, 10/31/2016	761,484
4,175,000	0.750%, 6/30/2017[j]	4,176,303
250,000	0.750%, 12/31/2017	248,652
1,500,000	0.875%, 7/31/2019	1,464,375
3,560,000	1.625%, 8/15/2022	3,463,492

	Total	23,870,389

Utilities (0.2%)
	American Electric Power Company, Inc.
54,000	1.650%, 12/15/2017	53,969
	CenterPoint Energy, Inc.
60,000	6.850%, 6/1/2015	67,425
	DCP Midstream Operating, LP
27,000	2.500%, 12/1/2017	27,034
	Enel Finance International SA
50,000	3.875%, 10/7/2014[h]	51,650
	Energy Transfer Partners, LP
84,000	4.650%, 6/1/2021	90,510
	Enterprise Products Operating, LLC
84,000	1.250%, 8/13/2015	84,647
	Exelon Corporation
67,000	4.900%, 6/15/2015	72,835
	FirstEnergy Solutions Corporation
118,000	4.800%, 2/15/2015	126,632
	ITC Holdings Corporation
72,000	5.875%, 9/30/2016[h]	81,632
	Kinder Morgan Energy Partners, LP
56,000	5.300%, 9/15/2020	64,437
56,000	5.000%, 8/15/2042	56,480
	MarkWest Energy Partners, LP
395,000	5.500%, 2/15/2023	416,725
	MidAmerican Energy Holdings Company
56,000	6.500%, 9/15/2037	72,921

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (6.7%)	Value

Utilities (0.2%) - continued
	NextEra Energy Capital Holdings, Inc.
$84,000	1.200%, 6/1/2015	$84,674
	NiSource Finance Corporation
35,000	5.950%, 6/15/2041	39,772
	NRG Energy, Inc.
360,000	6.625%, 3/15/2023[h]	386,100
	ONEOK Partners, LP
28,000	2.000%, 10/1/2017	28,221
36,000	8.625%, 3/1/2019	47,938
	Pacific Gas & Electric Company
81,000	5.625%, 11/30/2017	96,844
	PPL Capital Funding, Inc.
54,000	3.500%, 12/1/2022	54,286
	Sempra Energy
81,000	6.150%, 6/15/2018	99,105
	Williams Partners, LP
28,000	7.250%, 2/1/2017	33,750
28,000	5.250%, 3/15/2020	32,035

	Total	2,169,622

	Total Long-Term Fixed Income (cost $93,454,750)	95,753,839

Shares	Collateral Held for Securities Loaned (0.1%)	Value

1,084,551	Thrivent Cash Management Trust	1,084,551

	Total Collateral Held for Securities Loaned (cost $1,084,551)	1,084,551

Shares or Principal Amount	Short-Term Investments (5.9%)	Value

	Federal Home Loan Bank Discount Notes
1,000,000	0.075%, 2/6/2013[e,k]	999,990
1,000,000	0.115%, 3/6/2013[e,k]	999,894
2,200,000	0.102%, 6/7/2013[e,k]	2,199,212
395,000	0.110%, 6/19/2013[e,k]	394,834
200,000	0.115%, 6/28/2013[e,k]	199,906
	Federal National Mortgage Association Discount Notes
1,700,000	0.090%, 6/7/2013[e,k]	1,699,464
75,858,873	Thrivent Cash Management Trust	75,858,873
	U.S. Treasury Bills
2,500,000	0.085%, 6/13/2013[e,k]	2,499,221

	Total Short-Term Investments (at amortized cost)	84,851,394

	Total Investments (cost $1,323,189,856) 100.9%	$1,449,345,872

	Other Assets and Liabilities, Net (0.9%)	(12,929,862)

	Total Net Assets 100.0%	$1,436,416,010

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	At January 31, 2013, $14,817,719 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2013.
g	All or a portion of the security is on loan.
h	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2013, the value of these investments was $6,570,821 or 0.5% of total net assets.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	At January 31, 2013, $532,837 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$148,605,314
Gross unrealized depreciation	(22,449,298)

Net unrealized appreciation (depreciation)	$126,156,016

Cost for federal income tax purposes	$1,323,189,856

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,232,691	–	3,232,691	–
Capital Goods	882,785	–	882,785	–
Communications Services	7,741,477	–	7,741,477	–
Consumer Cyclical	2,579,706	–	2,579,706	–
Consumer Non-Cyclical	4,780,017	–	4,780,017	–
Energy	2,782,249	–	2,782,249	–
Financials	1,048,367	–	1,048,367	–
Technology	2,589,234	–	2,589,234	–
Transportation	606,891	–	606,891	–
Utilities	1,133,892	–	1,133,892	–
Mutual Funds
Equity Mutual Funds	787,203,042	787,203,042	–	–
Fixed Income Mutual Funds	176,986,699	176,986,699	–	–
Common Stock
Consumer Discretionary	42,909,326	42,909,326	–	–
Consumer Staples	18,829,628	17,411,235	1,418,393	–
Energy	24,815,269	23,817,349	997,920	–
Financials	50,720,537	50,720,537	–	–
Health Care	36,015,595	36,015,595	–	–
Industrials	29,771,604	29,771,604	–	–
Information Technology	56,749,642	56,749,642	–	–
Materials	7,915,475	7,915,475	–	–
Telecommunications Services	976,995	976,995	–	–
Utilities	7,384,967	7,384,967	–	–
Long-Term Fixed Income
Asset-Backed Securities	4,010,436	–	4,010,436	–
Basic Materials	957,214	–	957,214	–
Capital Goods	1,752,673	–	1,752,673	–
Collateralized Mortgage Obligations	7,450,676	–	7,450,676	–
Commercial Mortgage-Backed Securities	12,994,163	–	12,994,163	–
Communications Services	4,614,605	–	4,614,605	–
Consumer Cyclical	3,467,352	–	3,467,352	–
Consumer Non-Cyclical	3,291,926	–	3,291,926	–
Energy	2,272,630	–	2,272,630	–
Financials	7,248,178	–	7,248,178	–
Foreign Government	82,259	–	82,259	–
Mortgage-Backed Securities	18,757,277	–	18,757,277	–
Technology	1,596,476	–	1,596,476	–
Transportation	1,217,963	–	1,217,963	–
U.S. Government and Agencies	23,870,389	–	23,870,389	–
Utilities	2,169,622	–	2,169,622	–
Collateral Held for Securities Loaned	1,084,551	1,084,551	–	–
Short-Term Investments	84,851,394	75,858,873	8,992,521	–
Total	$1,449,345,872	$1,314,805,890	$134,539,982	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,224,908	3,285,689	1,939,219	–

Total Asset Derivatives	$5,224,908	$3,285,689	$1,939,219	$–

Liability Derivatives
Futures Contracts	8,558,753	8,558,753	–	–
Foreign Currency Forward Contracts	720	–	720	–
Credit Default Swaps	255,317	–	255,317	–

Total Liability Derivatives	$8,814,790	$8,558,753	$256,037	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(60)	March 2013	($13,223,255)	($13,225,313)	($2,058)
5-Yr. U.S. Treasury Bond Futures	(225)	March 2013	(28,039,939)	(27,840,236)	199,703
10-Yr. U.S. Treasury Bond Futures	(75)	March 2013	(9,905,865)	(9,846,094)	59,771
30-Yr. U.S. Treasury Bond Futures	120	March 2013	17,913,179	17,216,250	(696,929)
Eurex EURO STOXX 50 Futures	2,171	March 2013	77,845,519	79,784,738	1,939,219
Mini MSCI EAFE Index Futures	11	March 2013	882,668	924,771	42,103
Russell 2000 Index Mini-Futures	(502)	March 2013	(42,428,322)	(45,185,020)	(2,756,698)
S&P 400 Index Mini-Futures	(621)	March 2013	(62,660,453)	(67,763,521)	(5,103,068)
S&P 500 Index Futures	230	March 2013	82,880,638	85,864,750	2,984,112
Total Futures Contracts					($3,333,845)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Euro	SSB	434,200	2/1/2013	$590,273	$589,553	($720)
Total Purchases				$590,273	$589,553	($720)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($720)

Counterparty
SSB	-	State Street Bank

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 19, 5 Year, at	Buy	12/20/2017	$13,000,000	$165,971	($293,660)	($127,689)
5.00%; Bank of America
CDX HY, Series 19, 5 Year, at	Buy	12/20/2017	4,300,000	54,898	(97,133)	(42,235)
5.00%; J.P. Morgan Chase and Co.
CDX HY, Series 19, 5 Year, at	Buy	12/20/2017	8,700,000	111,133	(196,526)	(85,393)
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($587,319)	($255,317)

1	As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Natural Resources	$27,373,309	$251,287	$–	3,069,650	$29,652,818	$251,287
Partner Small Cap Growth	40,911,660	1,182,782	–	3,245,697	44,238,850	–
Partner Small Cap Value	28,082,450	1,126,050	–	1,739,467	31,066,882	649,284
Small Cap Stock	21,636,409	–	–	1,344,712	23,707,265	–
Mid Cap Growth	36,659,156	2,415,392	–	1,895,607	39,921,487	–
Partner Mid Cap Value	46,806,534	1,529,430	–	3,758,988	51,798,853	528,513
Mid Cap Stock	66,792,476	296,650	–	4,033,886	73,658,760	296,650
Partner Worldwide Allocation	170,730,097	4,125,298	–	19,881,077	186,683,312	4,125,298
Large Cap Growth	84,291,204	555,095	–	14,356,555	90,446,296	555,095
Large Cap Value	109,784,766	2,305,852	–	7,594,853	119,846,780	2,305,852
Large Cap Stock	78,551,831	5,481,045	–	3,541,120	84,243,252	1,250,788
Equity Income Plus	11,359,530	89,139	–	1,191,466	11,938,487	89,139
High Yield	53,948,019	883,712	817,690	10,780,131	54,978,668	889,211
Income	88,454,152	736,255	12,144,766	8,222,704	76,388,918	736,298
Government Bond	24,538,470	976,319	327,076	2,344,009	24,049,535	63,538
Limited Maturity Bond	26,345,273	76,566	4,854,152	1,709,158	21,569,578	76,597
Cash Management Trust- Collateral Investment	1,331,953	1,458,430	1,705,832	1,084,551	1,084,551	1,173
Cash Management Trust- Short Term Investment	52,425,026	85,726,304	62,292,457	75,858,873	75,858,873	17,964
Total Value and Income Earned	970,022,315				1,041,133,165	11,836,687

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderate Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Bank Loans (2.7%)[a]	Value

Basic Materials (0.3%)
	Arch Coal, Inc., Term Loan
$717,551	5.750%, 5/16/2018[b,c]	$735,826
	FMG Resources August 2006 Pty., Ltd., Term Loan
2,793,000	5.250%, 10/18/2017	2,827,047
	Ineos US Finance, LLC, Term Loan
978,519	6.500%, 5/4/2018	999,714

	Total	4,562,587

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
690,000	5.250%, 10/9/2019	695,610
	MRC Global, Inc., Term Loan
493,762	6.250%, 10/24/2019	499,934

	Total	1,195,544

Communications Services (0.8%)
	Atlantic Broadband Penn, LLC, Term Loan
394,013	4.500%, 9/10/2019	398,938
	Charter Communications Operating, LLC, Term Loan
416,850	4.000%, 5/15/2019	422,582
	Clear Channel Communications, Inc., Term Loan
895,000	2.905%, 1/29/2016[b,c]	773,566
	Cricket Communications, Inc., Term Loan
100,000	4.750%, 10/10/2019	100,750
	Fairpoint Communications, Inc., Term Loan
1,117,632	3.272%, 1/25/2016[b,c]	1,113,240
	Intelsat Jackson Holdings SA, Term Loan
659,078	4.500%, 4/2/2018	667,152
	Level 3 Financing, Inc., Term Loan
960,000	4.750%, 8/1/2019	970,502
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
492,525	6.000%, 6/9/2017	495,603
	MCC Georgia, LLC, Term Loan
394,013	4.000%, 1/20/2020	394,998
	NEP Broadcasting, LLC, Term Loan
945,000	4.333%, 8/18/2020[b,c]	959,572
	SBA Senior Finance II, LLC, Term Loan
295,000	3.750%, 9/28/2019	296,917
	Toys R Us, Inc., Term Loan
767,279	5.250%, 5/25/2018	751,934
	Univision Communications, Inc., Term Loan
311,787	2.202%, 9/29/2014	311,656
535,000	4.452%, 3/31/2017	535,669
	Van Wagner Communications, Inc., Term Loan
620,000	8.250%, 8/3/2018	632,400
	WideOpenWest Finance, LLC, Term Loan
736,300	6.250%, 7/17/2018	743,663

Principal Amount	Bank Loans (2.7%)[a]	Value

Communications Services (0.8%) - continued
	Yankee Cable Acquisition, LLC, Term Loan
$374,207	5.250%, 8/26/2016	$378,978
	Zayo Group, LLC, Term Loan
1,030,561	5.237%, 7/2/2019[b,c]	1,043,762

	Total	10,991,882

Consumer Cyclical (0.2%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
603,900	5.500%, 2/23/2017	610,525
	Chrysler Group, LLC, Term Loan
521,033	6.000%, 5/24/2017	531,130
	MGM Resorts International, Term Loan
720,000	3.795%, 12/13/2019	729,893
	Rock Ohio Caesars, LLC, 18 Month Delayed Draw, Term Loan
90,000	5.704%, 8/19/2017[b,c]	92,588
	Rock Ohio Caesars, LLC, 6 Month Delayed Draw, Term Loan
54,000	5.704%, 8/19/2017[b,c]	55,552
	Rock Ohio Caesars, LLC, Term Loan
691,000	8.500%, 8/19/2017	710,866
	Seven Seas Cruises S de RL, LLC, Term Loan
873,937	6.250%, 12/21/2018	882,677

	Total	3,613,231

Consumer Non-Cyclical (0.5%)
	Bausch & Lomb, Inc., Term Loan
487,550	5.250%, 5/17/2019	492,196
	Biomet, Inc., Term Loan
699,425	3.935%, 7/25/2017[b,c]	706,419
	Ceridian Corporation, Term Loan
590,000	5.956%, 5/9/2017	595,753
	CHS/Community Health Systems, Inc., Term Loan
495,000	3.811%, 1/25/2017	499,084
	DJO Finance, LLC, Term Loan
492,519	6.250%, 9/15/2017	497,198
	Grifols, Inc., Term Loan
491,776	4.322%, 6/1/2017	494,668
	Hologic, Inc., Term Loan
587,050	4.500%, 8/1/2019	593,901
	Reynolds Group Holdings, Inc., Term Loan
99,750	4.750%, 9/28/2018[b,c]	101,164
	Roundy’s Supermarkets, Inc., Term Loan
815,072	5.750%, 2/13/2019	778,051
	SUPERVALU, Inc., Term Loan
724,552	6.871%, 8/10/2018[b,c]	737,152
	US Coatings Acquisition, Inc., Term Loan
390,000	0.000%, 1/18/2020	395,604
	Visant Corporation, Term Loan
721,232	5.250%, 12/22/2016	691,935

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderate Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Bank Loans (2.7%)[a]	Value

Consumer Non-Cyclical (0.5%) - continued
	Warner Chilcott Company, LLC, Term Loan
$23,364	4.250%, 3/15/2018	$23,637
	Warner Chilcott Corporation, Term Loan
75,572	4.250%, 3/15/2018	76,454
28,700	4.250%, 3/15/2018	29,035
	WC Luxco Sarl, Term Loan
51,956	4.250%, 3/15/2018	52,562

	Total	6,764,813

Energy (0.3%)
	Chesapeake Energy Corporation, Term Loan
1,590,000	5.750%, 12/2/2017	1,628,255
	Cumulus Media Holdings, Inc., Term Loan
915,000	0.000%, 9/17/2018[b,c]	925,980
	NEP Broadcasting, Inc., Term Loan
110,000	Zero Coupon, 8/18/2020[b,c]	113,300
	NTELOS, Inc., Term Loan
340,000	0.000%, 11/9/2019[b,c]	331,075
	Plains Exploration & Production Company, Term Loan
190,000	4.000%, 10/15/2019	190,606
	Seven Seas Cruises S de RL, LLC, Term Loan
874,000	0.000%, 12/21/2018[b,c]	882,740
	Silver II Borrower SCA, Term Loan
445,000	0.000%, 12/5/2019[b,c]	445,000

	Total	4,516,956

Financials (0.1%)
	Nuveen Investments, Inc., Term Loan
150,000	5.764%, 5/13/2017[b,c]	151,462
605,000	5.767%, 5/13/2017	609,792
	WaveDivision Holdings, LLC, Term Loan
690,000	5.500%, 8/9/2019	695,382

	Total	1,456,636

Technology (0.3%)
	First Data Corporation Extended, Term Loan
1,095,000	4.205%, 3/26/2018	1,083,743
	First Data Corporation, Term Loan
395,000	5.205%, 9/24/2018	394,787
	Freescale Semiconductor, Inc., Term Loan
884,472	6.000%, 2/28/2019	886,462
	Infor US, Inc., Term Loan
522,628	5.250%, 4/5/2018	529,490
	SunGard Data Systems, Inc., Term Loan
1,030,000	1.274%, 12/4/2019[b,c]	1,040,733

	Total	3,935,215

Principal Amount	Bank Loans (2.7%)[a]	Value

Transportation (<0.1%)
	Delta Air Lines, Inc., Term Loan
$860,172	5.500%, 4/20/2017	$868,232

	Total	868,232

Utilities (0.1%)
	Calpine Corporation, Term Loan
783,038	4.500%, 10/9/2019	792,379
	NGPL PipeCo, LLC, Term Loan
713,571	6.750%, 9/15/2017	731,111

	Total	1,523,490

	Total Bank Loans (cost $38,902,095)	39,428,586

Shares	Mutual Funds (66.0%)	Value

Equity Mutual Funds (39.8%)
2,764,537	Thrivent Natural Resources Fund	26,705,427
2,226,006	Thrivent Partner Small Cap Growth Fund	30,340,465
1,646,536	Thrivent Partner Small Cap Value Fund	29,407,138
882,584	Thrivent Small Cap Stock Fund[d]	15,559,959
793,087	Thrivent Mid Cap Growth Fund	16,702,405
2,275,584	Thrivent Partner Mid Cap Value Fund	31,357,542
2,628,283	Thrivent Mid Cap Stock Fund	47,992,452
15,734,128	Thrivent Partner Worldwide Allocation Fund	147,743,461
11,301,004	Thrivent Large Cap Growth Fund	71,196,326
6,907,278	Thrivent Large Cap Value Fund	108,996,854
1,541,681	Thrivent Large Cap Stock Fund	36,676,596
1,163,674	Thrivent Equity Income Plus Fund	11,660,009

	Total	574,338,634

Fixed Income Mutual Funds (26.2%)
9,224,110	Thrivent High Yield Fund	47,042,961
19,356,862	Thrivent Income Fund	179,825,250
2,389,032	Thrivent Government Bond Fund	24,511,464
9,993,893	Thrivent Limited Maturity Bond Fund	126,122,934

	Total	377,502,609

	Total Mutual Funds (cost $863,638,117)	951,841,243

Shares	Common Stock (14.1%)	Value

Consumer Discretionary (2.1%)
4,550	Amazon.com, Inc.[d]	1,208,025
10,700	ANN, Inc.[d]	329,988
5,672	Arctic Cat, Inc.[d]	204,986
2,400	AutoZone, Inc.[d]	887,280
12,500	Barnes & Noble, Inc.[d]	166,750
8,100	Bed Bath & Beyond, Inc.[d]	475,470
9,020	CBS Corporation	376,314
8,400	Charter Communications, Inc.[d]	654,948
26,000	Cheesecake Factory, Inc.	862,160
21,700	Chico’s FAS, Inc.	389,081
16,500	Children’s Place Retail Stores, Inc.[d]	822,360
10,900	Coinstar, Inc.[d]	554,592
48,400	Comcast Corporation	1,843,072

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderate Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (14.1%)	Value

Consumer Discretionary (2.1%) - continued
18,712	Delphi Automotive plc[d]	$723,406
6,900	Dillard’s, Inc.	582,429
11,800	DISH Network Corporation	439,786
10,660	Dollar Tree, Inc.[d]	426,293
12,000	Expedia, Inc.	783,000
14,500	Express, Inc.[d]	266,510
28,936	Foot Locker, Inc.	993,952
23,600	Gap, Inc.	771,248
22,000	GNC Holdings, Inc.	790,680
6,800	Hanesbrands, Inc.[d]	254,864
4,380	Harley-Davidson, Inc.	229,600
18,200	Home Depot, Inc.	1,217,944
5,450	iShares Dow Jones US Home Construction Index Fund	127,694
28,110	Las Vegas Sands Corporation	1,553,077
13,918	Life Time Fitness, Inc.[d]	706,060
39,440	Lowe’s Companies, Inc.	1,506,214
14,300	Macy’s, Inc.	564,993
4,600	Marriott Vacations Worldwide Corporation[d]	204,148
18,100	Meredith Corporation	656,306
31,840	News Corporation	899,162
24,200	NIKE, Inc.	1,308,010
14,200	OfficeMax, Inc.	153,076
10,400	Omnicom Group, Inc.	564,512
3,600	O’Reilly Automotive, Inc.[d]	333,540
1,710	Panera Bread Company[d]	273,275
7,300	Penn National Gaming, Inc.[d]	355,218
4,100	PetSmart, Inc.	268,181
42,351	Pier 1 Imports, Inc.	918,593
3,200	Pool Corporation	146,624
500	Priceline.com, Inc.[d]	342,735
12,700	Pulte Group, Inc.[d]	263,398
23,300	Sally Beauty Holdings, Inc.[d]	618,382
40,500	Smith & Wesson Holding Corporation[d]	348,300
11,900	Tempur-Pedic International, Inc.[d]	463,624
9,110	Time Warner Cable, Inc.	813,887
10,300	TJX Companies, Inc.	465,354
13,100	Toll Brothers, Inc.[d]	490,595
5,200	Valassis Communications, Inc.	145,912

	Total	30,745,608

Consumer Staples (1.0%)
9,774	Anheuser-Busch InBev NV ADR	865,976
13,765	Annie’s, Inc.[d]	493,613
7,560	British American Tobacco plc ADR	785,484
13,600	Campbell Soup Company	499,256
8,100	Colgate-Palmolive Company	869,697
18,700	Constellation Brands, Inc.[d]	605,132
40,110	CVS Caremark Corporation	2,053,632
20,900	Dean Foods Company[d]	382,679
3,760	Diageo plc ADR	448,568
4,800	Energizer Holdings, Inc.	417,648
15,100	Herbalife, Ltd.	548,432
18,153	Ingredion, Inc.	1,199,369
5,760	Kimberly-Clark Corporation	515,578
8,412	Kraft Foods Group, Inc.	388,803
25,237	Mondelez International, Inc.	701,336
12,700	Nestle SA	891,762
9,300	Nu Skin Enterprises, Inc.	393,948
6,479	Philip Morris International, Inc.	571,189

Shares	Common Stock (14.1%)	Value

Consumer Staples (1.0%) - continued
8,400	Safeway, Inc.	$161,700
2,500	Sanderson Farms, Inc.	126,200
2,900	Spectrum Brands Holdings, Inc.[d]	146,856
7,050	TreeHouse Foods, Inc.[d]	373,156
13,090	Unilever NV ADR	529,883
5,600	USANA Health Sciences, Inc.[d]	198,520
3,500	Wal-Mart Stores, Inc.	244,825

	Total	14,413,242

Energy (1.3%)
50,376	Alpha Natural Resources, Inc.[d]	446,331
35,410	BP plc ADR	1,576,453
7,520	Chevron Corporation	865,928
23,600	Consol Energy, Inc.	739,624
4,900	CVR Energy, Inc.[d]	287,875
8,100	Delek US Holdings, Inc.	275,157
7,000	Ensco plc	444,990
8,859	EOG Resources, Inc.	1,107,198
13,390	EQT Corporation	795,500
28,500	Exxon Mobil Corporation	2,564,145
16,900	HollyFrontier Corporation	882,518
74,255	Marathon Oil Corporation	2,495,711
13,000	Marathon Petroleum Corporation	964,730
16,300	Oasis Petroleum, Inc.[d]	584,844
24,000	Patterson-UTI Energy, Inc.	488,160
36,451	Petroleum Geo-Services ASA	646,658
2,400	Phillips 66	145,368
15,680	Schlumberger, Ltd.	1,223,824
11,700	Southwestern Energy Company[d]	401,310
3,600	Tesoro Corporation	175,284
92,300	Weatherford International, Ltd.[d]	1,232,205
13,800	Western Refining, Inc.	464,094

	Total	18,807,907

Financials (2.6%)
9,450	ACE, Ltd.	806,369
6,531	Affiliated Managers Group, Inc.[d]	940,007
3,600	Allied World Assurance Company Holdings AG	305,388
11,460	Allstate Corporation	503,094
7,000	American Assets Trust, Inc.	202,300
4,400	American Campus Communities, Inc.	204,908
14,000	Ameriprise Financial, Inc.	928,480
49,800	Annaly Capital Management, Inc.	740,526
5,200	Aspen Insurance Holdings, Ltd.	177,372
9,200	Axis Capital Holdings, Ltd.	352,084
123,850	Bank of America Corporation	1,401,982
4,600	Banner Corporation	138,920
10,200	BioMed Realty Trust, Inc.	207,570
22,100	CapitalSource, Inc.	179,231
22,900	CBL & Associates Properties, Inc.	492,121
57,670	Citigroup, Inc.	2,431,367
13,500	CME Group, Inc.	780,840
4,600	Comerica, Inc.	158,056
29,200	DCT Industrial Trust, Inc.	206,152
7,600	Discover Financial Services	291,764
8,300	Douglas Emmett, Inc.	193,556
2,800	Equity Lifestyle Properties, Inc.	200,480
5,700	Extra Space Storage, Inc.	227,088
50,700	Fifth Third Bancorp	825,903
28,021	HCC Insurance Holdings, Inc.	1,083,852

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderate Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (14.1%)	Value

Financials (2.6%) - continued
5,800	Highwoods Properties, Inc.	$208,800
9,200	Home Loan Servicing Solutions, Ltd.	200,008
33,357	Host Hotels & Resorts, Inc.	560,064
75,400	Huntington Bancshares, Inc.	524,784
29,160	Invesco, Ltd.	794,610
9,800	iShares Russell 3000 Index Fund	874,356
15,676	J.P. Morgan Chase & Company	737,556
39,480	KKR & Company, LP	666,422
13,091	Lazard, Ltd.	453,603
4,200	M&T Bank Corporation	431,298
36,350	MetLife, Inc.	1,357,309
6,000	Montpelier Re Holdings, Inc.	146,280
21,180	Morgan Stanley	483,963
17,400	NASDAQ OMX Group, Inc.	492,768
9,400	Northern Trust Corporation	483,818
6,970	Och-Ziff Capital Management Group, LLC	69,003
21,300	Ocwen Financial Corporation[d]	830,061
8,100	Pebblebrook Hotel Trust	201,771
9,900	PHH Corporation[d]	216,612
20,200	Piedmont Office Realty Trust, Inc.	390,466
55,339	Popular, Inc.[d]	1,485,299
1,300	Portfolio Recovery Associates, Inc.[d]	139,035
9,100	PrivateBancorp, Inc.	156,247
3,600	ProAssurance Corporation	162,144
10,300	Protective Life Corporation	325,892
16,900	SLM Corporation	285,441
35,400	SPDR S&P 500 ETF Trust	5,299,380
13,070	State Street Corporation	727,345
21,870	SVB Financial Group[d]	1,451,512
2,481	Taubman Centers, Inc.	202,202
8,000	Tower Group, Inc.	154,400
11,182	W.R. Berkley Corporation	460,363
50,730	Wells Fargo & Company	1,766,926
60,916	Zions Bancorporation	1,420,561

	Total	38,139,709

Health Care (1.9%)
3,600	Abbott Laboratories	121,968
2,800	Aetna, Inc.	135,044
17,800	Align Technology, Inc.[d]	558,208
2,700	AmerisourceBergen Corporation	122,499
10,400	Amgen, Inc.	888,784
9,570	Baxter International, Inc.	649,229
11,700	Biogen Idec, Inc.[d]	1,826,136
3,767	C.R. Bard, Inc.	384,498
10,200	Celgene Corporation[d]	1,009,392
4,300	Charles River Laboratories International, Inc.[d]	177,676
12,700	Community Health Systems, Inc.	486,791
28,840	Covidien plc	1,797,886
9,410	Eli Lilly and Company	505,223
21,400	Endo Pharmaceutical Holdings, Inc.[d]	677,524
17,200	Express Scripts Holding Company[d]	918,824
23,800	Gilead Sciences, Inc.[d]	938,910
7,029	HeartWare International, Inc.[d]	635,281
7,500	Illumina, Inc.[d]	379,725
2,800	Jazz Pharmaceuticals, Inc.[d]	157,892
3,000	Life Technologies Corporation[d]	194,070
8,000	MedAssets, Inc.[d]	156,400

Shares	Common Stock (14.1%)	Value

Health Care (1.9%) - continued
12,000	Medicines Company[d]	$358,560
61,620	Merck & Company, Inc.	2,665,065
8,800	Myriad Genetics, Inc.[d]	238,128
4,400	PAREXEL International Corporation[d]	148,940
20,975	PDL BioPharma, Inc.	144,308
18,123	Pfizer, Inc.	494,395
2,059	Pharmacyclics, Inc.[d]	142,750
27,800	Questcor Pharmaceuticals, Inc.	708,344
20,900	ResMed, Inc.	915,420
22,410	Sanofi ADR	1,090,919
13,000	Santarus, Inc.[d]	173,680
9,700	Shire Pharmaceuticals Group plc ADR	971,358
11,200	Spectrum Pharmaceuticals, Inc.	141,232
19,300	Thoratec Corporation[d]	705,029
20,120	United Therapeutics Corporation[d]	1,084,267
46,511	UnitedHealth Group, Inc.	2,567,872
6,900	Vertex Pharmaceuticals, Inc.[d]	308,982
39,500	VIVUS, Inc.[d]	478,345
3,700	Waters Corporation[d]	338,809
6,960	Zimmer Holdings, Inc.	519,216

	Total	26,917,579

Industrials (1.5%)
24,700	Actuant Corporation	728,156
11,400	Acuity Brands, Inc.	784,320
14,400	ADT Corporation	684,000
14,209	CSX Corporation	313,024
4,800	Deluxe Corporation	176,592
24,472	EMCOR Group, Inc.	889,068
3,900	EnerSys, Inc.[d]	159,627
7,440	FedEx Corporation	754,788
2,400	Flowserve Corporation	376,248
16,800	GATX Corporation	795,480
15,621	General Electric Company	348,036
24,700	HNI Corporation	779,779
27,786	Honeywell International, Inc.	1,896,116
3,400	Huntington Ingalls Industries, Inc.	150,620
10,800	Ingersoll-Rand plc	555,012
38,270	Jacobs Engineering Group, Inc.[d]	1,841,170
5,500	L-3 Communications Holdings, Inc.	417,560
13,500	Landstar System, Inc.	770,040
4,000	Lockheed Martin Corporation	347,480
22,460	Manitowoc Company, Inc.	395,296
23,400	Manpower, Inc.	1,205,100
29,700	McDermott International, Inc.[d]	361,449
18,716	Oshkosh Corporation[d]	733,293
18,209	Parker Hannifin Corporation	1,692,891
9,360	Pentair, Ltd.	474,365
34,600	Southwest Airlines Company	387,866
3,240	SPX Corporation	241,801
3,200	Trex Company, Inc.[d]	135,200
13,800	Tyco International, Ltd.	417,174
13,250	United Technologies Corporation	1,160,302
54,100	US Airways Group, Inc.[d]	772,548
18,400	Woodward, Inc.	706,744

	Total	21,451,145

Information Technology (2.8%)
54,900	Activision Blizzard, Inc.	625,311

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderate Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (14.1%)	Value

Information Technology (2.8%) - continued
8,100	Alliance Data Systems Corporation[d]	$1,276,560
22,900	AOL, Inc.[d]	701,885
10,602	Apple, Inc.[e]	4,827,197
39,426	Applied Materials, Inc.	508,990
27,700	Aruba Networks, Inc.[d]	638,208
120,600	Atmel Corporation[d]	808,020
11,000	Autodesk, Inc.[d]	427,680
11,400	BMC Software, Inc.[d]	473,670
97,100	Brocade Communications Systems, Inc.[d]	555,412
2,700	CACI International, Inc.[d]	144,801
19,100	Cavium, Inc.[d]	638,704
61,350	Cisco Systems, Inc.	1,261,969
16,800	Citrix Systems, Inc.[d]	1,229,088
10,900	Computer Sciences Corporation	455,620
42,120	CoreLogic, Inc.[d]	1,105,229
24,299	eBay, Inc.[d]	1,359,043
8,200	Ebix, Inc.	133,988
4,900	EMC Corporation[d]	120,589
31,100	ExactTarget, Inc.[d]	683,889
3,000	Fair Isaac Corporation	135,210
2,914	Google, Inc.[d]	2,202,081
20,800	Informatica Corporation[d]	769,808
2,800	InterDigital, Inc.	121,492
10,121	Itron, Inc.[d]	469,513
4,200	j2 Global, Inc.	133,644
19,114	Juniper Networks, Inc.[d]	427,771
62,150	Microsoft Corporation[e]	1,707,260
46,990	NetApp, Inc.[d]	1,691,640
6,500	NetScout Systems, Inc.[d]	169,195
37,706	NVIDIA Corporation	462,276
80,630	Oracle Corporation	2,863,171
17,624	Plantronics, Inc.	724,699
15,700	QUALCOMM, Inc.	1,036,671
44,560	Symantec Corporation[d]	970,071
77,528	Teradyne, Inc.[d]	1,252,852
57,540	Texas Instruments, Inc.	1,903,423
41,826	TriQuint Semiconductor, Inc.[d]	219,587
6,500	ValueClick, Inc.[d]	133,055
23,400	VeriFone Systems, Inc.[d]	812,448
65,600	Vishay Intertechnology, Inc.[d]	720,944
7,700	VMware, Inc.[d]	588,896
17,900	Western Digital Corporation	841,300
116	Workday, Inc.[d]	6,197
32,837	Xilinx, Inc.	1,198,222
59,500	Yahoo!, Inc.[d]	1,167,985

	Total	40,705,264

Materials (0.4%)
8,300	Axiall Corporation	466,294
11,800	Buckeye Technologies, Inc.	339,250
2,700	CF Industries Holdings, Inc.	618,759
14,690	Dow Chemical Company	473,018
7,900	Eagle Materials, Inc.	511,683
12,200	H.B. Fuller Company	476,776
27,700	Huntsman Corporation	488,351
10,930	Nucor Corporation	502,889
9,168	Silgan Holdings, Inc.	393,307
5,252	Southern Copper Corporation	206,876
32,259	Steel Dynamics, Inc.	490,660
22,800	SunCoke Energy, Inc.[d]	378,024

Shares	Common Stock (14.1%)	Value

Materials (0.4%) - continued
10,900	Teck Resources, Ltd.	$397,741

	Total	5,743,628

Telecommunications Services (0.1%)
20,732	Verizon Communications, Inc.	904,123

	Total	904,123

Utilities (0.4%)
9,900	Calpine Corporation[d]	195,327
17,300	CMS Energy Corporation	444,610
34,250	NiSource, Inc.	925,777
44,218	NV Energy, Inc.	837,047
31,890	PG&E Corporation	1,359,790
30,000	PNM Resources, Inc.	640,800
12,000	Public Service Enterprise Group, Inc.	374,160
14,283	Southwest Gas Corporation	636,165
10,100	Wisconsin Energy Corporation	398,243

	Total	5,811,919

	Total Common Stock (cost $176,773,907)	203,640,124

Principal Amount	Long-Term Fixed Income (11.8%)	Value

Asset-Backed Securities (0.2%)
	Morgan Stanley Capital, Inc.
1,153,545	0.354%, 2/25/2037[f]	625,925
	Renaissance Home Equity Loan Trust
2,280,000	6.011%, 5/25/2036	1,601,657

	Total	2,227,582

Basic Materials (0.1%)
	ArcelorMittal
151,000	5.375%, 6/1/2013	152,578
	Arch Coal, Inc.
285,000	7.000%, 6/15/2019[g]	257,212
	Dow Chemical Company
242,000	5.900%, 2/15/2015	266,517
	International Paper Company
162,000	5.300%, 4/1/2015	176,053
	Novelis, Inc.
290,000	8.375%, 12/15/2017	320,450
	Rio Tinto Finance USA plc
152,000	3.500%, 3/22/2022	158,089
	Xstrata Finance Canada, Ltd.
162,000	1.800%, 10/23/2015[h]	163,312

	Total	1,494,211

Capital Goods (0.2%)
	BAE Systems plc
144,000	3.500%, 10/11/2016[h]	151,347
	Case New Holland, Inc.
200,000	7.875%, 12/1/2017	236,500
	Caterpillar Financial Services Corporation
162,000	0.700%, 11/6/2015	161,956
162,000	1.250%, 11/6/2017	161,538
	Eaton Corporation
160,000	0.950%, 11/2/2015[h]	160,649
80,000	1.500%, 11/2/2017[h]	79,810
120,000	4.000%, 11/2/2032[h]	119,769

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderate Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (11.8%)	Value

Capital Goods (0.2%) - continued
	John Deere Capital Corporation
$166,000	0.700%, 9/4/2015	$166,212
	RBS Global, Inc.
285,000	8.500%, 5/1/2018	312,075
	Reynolds Group Issuer, Inc.
180,000	6.875%, 2/15/2021	193,050
	Textron, Inc.
190,000	5.600%, 12/1/2017	214,090
	United Rentals North America, Inc.
330,000	7.375%, 5/15/2020	363,000
	United Technologies Corporation
230,000	6.125%, 7/15/2038	298,198

	Total	2,618,194

Collateralized Mortgage Obligations (1.0%)
	Citigroup Mortgage Loan Trust, Inc.
644,391	5.500%, 11/25/2035	582,544
	CitiMortgage Alternative Loan Trust
2,214,166	5.750%, 4/25/2037	1,881,345
	Countrywide Alternative Loan Trust
716,884	6.000%, 4/25/2036	567,987
428,268	6.000%, 1/25/2037	362,223
2,052,831	5.500%, 5/25/2037	1,631,984
1,591,726	7.000%, 10/25/2037	1,201,091
	Countrywide Home Loans, Inc.
950,747	5.750%, 4/25/2037	871,110
	Deutsche Alt-A Securities Mortgage Loan Trust
334,425	5.500%, 10/25/2021	342,112
	Deutsche Alt-A Securities, Inc.
721,790	6.000%, 10/25/2021	676,567
	GSR Mortgage Loan Trust
1,220,737	3.937%, 8/25/2046[f]	1,158,077
	J.P. Morgan Mortgage Trust
432,659	3.005%, 6/25/2036	380,834
196,748	2.998%, 10/25/2036	162,770
1,540,313	0.584%, 1/25/2037[f]	990,158
1,749,065	6.250%, 8/25/2037	1,244,893
	MASTR Alternative Loans Trust
494,727	6.500%, 7/25/2034	523,083
966,611	0.654%, 12/25/2035[f]	531,661
	Merrill Lynch Alternative Note Asset Trust
502,338	6.000%, 3/25/2037	466,839
	Residential Asset Securitization Trust
1,194,512	0.584%, 8/25/2037[f]	407,060
	Sequoia Mortgage Trust
450,841	4.947%, 9/20/2046	69,973
	WaMu Mortgage Pass Through Certificates
165,063	2.686%, 9/25/2036	136,316
650,900	2.769%, 10/25/2036	548,027

	Total	14,736,654

Principal Amount	Long-Term Fixed Income (11.8%)	Value

Commercial Mortgage-Backed Securities (1.3%)
	Banc of America Commercial Mortgage, Inc.
$2,400,000	5.634%, 4/10/2049	$2,781,293
1,650,000	5.593%, 6/10/2049	1,896,416
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.331%, 2/11/2044	1,693,726
	Credit Suisse First Boston Mortgage Securities
2,400,000	5.542%, 1/15/2049	2,743,171
	Credit Suisse Mortgage Capital Certificates
3,000,000	5.509%, 9/15/2039	3,274,506
	Greenwich Capital Commercial Funding Corporation
1,600,000	5.867%, 12/10/2049	1,792,258
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,200,000	5.726%, 2/12/2049	1,333,223
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	812,502
	Wachovia Bank Commercial Mortgage Trust
1,800,000	5.603%, 10/15/2048	1,986,352

	Total	18,313,447

Communications Services (0.5%)
	AMC Networks, Inc.
595,000	7.750%, 7/15/2021	679,787
	America Movil SAB de CV
160,000	3.125%, 7/16/2022	158,962
	American Tower Corporation
202,000	5.050%, 9/1/2020	224,011
	AT&T, Inc.
341,000	2.400%, 8/15/2016	355,646
	British Telecommunications plc
210,000	2.000%, 6/22/2015	215,177
	Cablevision Systems Corporation
335,000	8.625%, 9/15/2017	392,787
	CBS Corporation
160,000	8.875%, 5/15/2019	215,240
	CC Holdings GS V, LLC
80,000	2.381%, 12/15/2017[h]	80,142
	Clear Channel Worldwide Holdings, Inc.
425,000	6.500%, 11/15/2022[h]	452,625
	Comcast Corporation
105,000	4.650%, 7/15/2042	105,266
	Cox Communications, Inc.
155,000	3.250%, 12/15/2022[h]	155,188
	Crown Castle International Corporation
45,000	5.250%, 1/15/2023[h]	47,250
	Crown Castle Towers, LLC
135,000	4.174%, 8/15/2017[h]	148,851
	Digicel, Ltd.
360,000	8.250%, 9/1/2017[h]	381,600
200,000	7.000%, 2/15/2020[h]	216,500
	DIRECTV Holdings, LLC
160,000	1.750%, 1/15/2018	157,219

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderate Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (11.8%)	Value

Communications Services (0.5%) - continued
	Dish DBS Corporation
$345,000	4.625%, 7/15/2017	$360,525
275,000	5.875%, 7/15/2022	292,188
	Frontier Communications Corporation
550,000	8.125%, 10/1/2018	636,625
	NBCUniversal Media, LLC
249,000	2.875%, 4/1/2016	261,368
81,000	2.875%, 1/15/2023	79,008
	News America, Inc.
166,000	3.000%, 9/15/2022	164,558
	Nippon Telegraph & Telephone Corporation
156,000	1.400%, 7/18/2017	156,188
	SBA Telecommunications, Inc.
45,000	5.750%, 7/15/2020[h]	47,250
	SBA Tower Trust
145,000	5.101%, 4/17/2017[h]	162,294
	Sirius XM Radio, Inc.
65,000	5.250%, 8/15/2022[h]	66,138
	Telefonica Emisiones SAU
166,000	3.729%, 4/27/2015	171,815
	UPCB Finance V, Ltd.
285,000	7.250%, 11/15/2021[h]	314,925
	Verizon Communications, Inc.
121,000	1.100%, 11/1/2017	119,549
144,000	5.500%, 2/15/2018	170,628
	Virgin Media Finance plc
345,000	5.250%, 2/15/2022	360,525
	Vivendi SA
249,000	2.400%, 4/10/2015[h]	253,733
	Vodafone Group plc
172,000	1.250%, 9/26/2017	171,136

	Total	7,774,704

Consumer Cyclical (0.3%)
	Amazon.com, Inc.
80,000	1.200%, 11/29/2017	79,139
160,000	2.500%, 11/29/2022	153,568
	American Honda Finance Corporation
83,000	1.000%, 8/11/2015[h]	83,427
	Daimler Finance North America, LLC
160,000	1.875%, 1/11/2018[h]	159,572
	Federated Retail Holdings, Inc.
104,000	5.900%, 12/1/2016	121,424
	Ford Motor Credit Company, LLC
172,000	12.000%, 5/15/2015	209,840
175,000	2.375%, 1/16/2018	172,684
440,000	5.000%, 5/15/2018	482,369
	Host Hotels and Resorts, LP
320,000	6.000%, 11/1/2020	350,400
	Hyundai Capital America
162,000	1.625%, 10/2/2015[h]	163,116
	Lear Corporation
45,000	4.750%, 1/15/2023[h]	44,775
	Limited Brands, Inc.
245,000	5.625%, 2/15/2022	263,375
	Macy’s Retail Holdings, Inc.
80,000	3.875%, 1/15/2022	82,810

Principal Amount	Long-Term Fixed Income (11.8%)	Value

Consumer Cyclical (0.3%) - continued
	Royal Caribbean Cruises, Ltd.
$460,000	5.250%, 11/15/2022	$487,600
	Service Corporation International
285,000	8.000%, 11/15/2021	348,413
	Six Flags Entertainment Corporation
495,000	5.250%, 1/15/2021[h]	492,525
	The Walt Disney Company
160,000	1.100%, 12/1/2017	158,865
	Time Warner, Inc.
135,000	3.150%, 7/15/2015	142,495
	Toyota Motor Credit Corporation
105,000	1.750%, 5/22/2017	107,092
	Toys R Us Property Company II, LLC
335,000	8.500%, 12/1/2017	352,588
	TRW Automotive, Inc.
100,000	7.250%, 3/15/2017[h]	115,750
	Viacom, Inc.
83,000	1.250%, 2/27/2015	83,745
	Western Union Company
160,000	2.375%, 12/10/2015	162,585

	Total	4,818,157

Consumer Non-Cyclical (0.5%)
	AbbVie, Inc.
160,000	1.200%, 11/6/2015[h]	160,823
80,000	1.750%, 11/6/2017[h]	80,174
120,000	2.000%, 11/6/2018[h]	120,311
	Amgen, Inc.
95,000	4.850%, 11/18/2014	101,897
	Anheuser-Busch Inbev Finance, Inc.
60,000	1.250%, 1/17/2018	59,537
	Anheuser-Busch InBev Worldwide, Inc.
83,000	0.800%, 7/15/2015	83,160
80,000	1.375%, 7/15/2017	80,286
	BAT International Finance plc
210,000	1.400%, 6/5/2015[h]	212,370
	Biomet, Inc.
405,000	6.500%, 8/1/2020[h]	425,250
	Boston Scientific Corporation
310,000	5.450%, 6/15/2014	328,555
	Bunge Limited Finance Corporation
83,000	3.200%, 6/15/2017	86,390
	Celgene Corporation
124,000	1.900%, 8/15/2017	125,553
125,000	3.250%, 8/15/2022	124,644
	ConAgra Foods, Inc.
60,000	1.350%, 9/10/2015	60,291
228,000	1.900%, 1/25/2018	228,949
	CVS Caremark Corporation
101,000	6.125%, 9/15/2039	126,968
	Express Scripts Holding Company
166,000	2.750%, 11/21/2014	171,122
166,000	3.125%, 5/15/2016	175,118
	Gilead Sciences, Inc.
133,000	2.400%, 12/1/2014	137,061
145,000	3.050%, 12/1/2016	155,249

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderate Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (11.8%)	Value

Consumer Non-Cyclical (0.5%) - continued
	Heineken NV
$80,000	0.800%, 10/1/2015[h]	$80,084
80,000	1.400%, 10/1/2017[h]	79,348
	JBS USA, LLC
145,000	7.250%, 6/1/2021[h]	150,619
	Kraft Foods Group, Inc.
210,000	1.625%, 6/4/2015	213,503
	Laboratory Corporation of America Holdings
166,000	2.200%, 8/23/2017	168,001
	Lorillard Tobacco Company
166,000	2.300%, 8/21/2017	167,345
	McKesson Corporation
80,000	0.950%, 12/4/2015	80,201
	Mylan, Inc.
160,000	7.875%, 7/15/2020[h]	186,923
	Rite Aid Corporation
585,000	7.500%, 3/1/2017	598,162
	Roche Holdings, Inc.
166,000	7.000%, 3/1/2039[h]	240,788
	SABMiller Holdings, Inc.
216,000	2.450%, 1/15/2017[h]	223,393
	Safeway, Inc.
185,000	5.000%, 8/15/2019	198,477
72,000	4.750%, 12/1/2021	73,111
	Spectrum Brands Escrow Corporation
410,000	6.375%, 11/15/2020[h]	436,137
	Teva Pharmaceutical Finance Company BV
95,000	2.400%, 11/10/2016	99,347
	Tyson Foods, Inc.
210,000	4.500%, 6/15/2022	225,837
	Valeant Pharmaceuticals International
165,000	6.875%, 12/1/2018[h]	174,900
	Zoetis, Inc.
38,000	1.150%, 2/1/2016[h]	38,051
114,000	1.875%, 2/1/2018[h]	113,800

	Total	6,591,735

Energy (0.3%)
	BP Capital Markets plc
81,000	0.700%, 11/6/2015	80,868
243,000	1.375%, 11/6/2017	242,253
160,000	4.500%, 10/1/2020	182,106
	Concho Resources, Inc.
430,000	5.500%, 10/1/2022	455,800
	Harvest Operations Corporation
595,000	6.875%, 10/1/2017	661,194
	Linn Energy, LLC
75,000	7.750%, 2/1/2021	80,250
	Marathon Oil Corporation
243,000	0.900%, 11/1/2015	243,130
	Marathon Petroleum Corporation
166,000	3.500%, 3/1/2016	177,253
	MEG Energy Corporation
45,000	6.375%, 1/30/2023[h]	46,912
	Murphy Oil Corporation
120,000	2.500%, 12/1/2017	120,476

Principal Amount	Long-Term Fixed Income (11.8%)	Value

Energy (0.3%) - continued
	Nexen, Inc.
$144,000	5.875%, 3/10/2035	$172,123
	Oasis Petroleum, Inc.
180,000	6.875%, 1/15/2023	195,750
	Phillips 66
191,000	2.950%, 5/1/2017	201,026
	Pioneer Natural Resources Company
83,000	5.875%, 7/15/2016	94,353
	SandRidge Energy, Inc.
375,000	7.500%, 2/15/2023	398,438
	Suncor Energy, Inc.
145,000	6.100%, 6/1/2018	176,160
	Transocean, Inc.
83,000	5.050%, 12/15/2016	92,674
166,000	6.000%, 3/15/2018	191,025
	Valero Energy Corporation
144,000	9.375%, 3/15/2019	197,204
72,000	7.500%, 4/15/2032	91,091
	Weatherford International, Ltd.
249,000	6.750%, 9/15/2040	269,969

	Total	4,370,055

Financials (1.3%)
	ABN Amro North American Holding Preferred Capital Repackage Trust I
81,000	3.407%, 12/29/2049[f,h,i]	81,000
	Ally Financial, Inc.
330,000	5.500%, 2/15/2017	354,776
	American Express Centurion Bank
185,000	0.875%, 11/13/2015	184,671
	American Express Credit Corporation
105,000	2.375%, 3/24/2017	108,876
	American International Group, Inc.
249,000	2.375%, 8/24/2015	255,319
245,000	3.800%, 3/22/2017	264,093
	ANZ National International, Ltd. of London
250,000	3.125%, 8/10/2015[h]	262,837
	Associated Banc Corporation
83,000	1.875%, 3/12/2014	83,305
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
80,000	4.125%, 11/9/2022[h]	80,800
	Bank of America Corporation
352,000	7.750%, 8/15/2015	397,546
244,000	1.500%, 10/9/2015	244,638
165,000	5.750%, 8/15/2016	182,504
250,000	5.750%, 12/1/2017	288,628
165,000	5.650%, 5/1/2018	190,524
	Bank of New York Mellon Corporation
81,000	0.700%, 10/23/2015	80,956
	Barclays Bank plc
208,000	6.050%, 12/4/2017[h]	232,235
	BBVA Banco Continental SA
216,000	2.250%, 7/29/2016[h]	214,920

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderate Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (11.8%)	Value

Financials (1.3%) - continued
	BBVA US Senior SAU
$120,000	4.664%, 10/9/2015	$123,846
	Berkshire Hathaway Finance Corporation
190,000	1.600%, 5/15/2017	191,951
	BlackRock, Inc.
105,000	1.375%, 6/1/2015	106,849
	BNP Paribas SA
243,000	2.375%, 9/14/2017	246,969
	Capital One Financial Corporation
162,000	2.150%, 3/23/2015	165,300
243,000	6.150%, 9/1/2016	279,828
	Citigroup, Inc.
433,000	5.000%, 9/15/2014	456,032
249,000	4.750%, 5/19/2015	268,131
249,000	6.000%, 8/15/2017	290,592
145,000	8.500%, 5/22/2019	193,373
	CNA Financial Corporation
201,000	7.350%, 11/15/2019	253,801
	DDR Corporation
240,000	9.625%, 3/15/2016	294,073
	Developers Diversified Realty Corporation
320,000	7.875%, 9/1/2020	406,666
	Eksportfinans ASA
104,000	3.000%, 11/17/2014	103,461
154,000	5.500%, 5/25/2016	160,766
	Fifth Third Bancorp
188,000	5.450%, 1/15/2017	209,815
	General Electric Capital Corporation
245,000	2.150%, 1/9/2015	251,838
160,000	1.000%, 12/11/2015	160,764
159,000	0.505%, 1/8/2016[f]	157,118
90,000	1.180%, 5/9/2016[f]	90,635
95,000	2.300%, 4/27/2017	97,857
250,000	6.750%, 3/15/2032	315,838
	Goldman Sachs Group, Inc.
250,000	3.700%, 8/1/2015	263,701
80,000	1.600%, 11/23/2015	80,393
249,000	0.760%, 3/22/2016[f]	244,485
187,000	2.375%, 1/22/2018	187,461
	Hartford Financial Services Group, Inc.
40,000	7.300%, 11/1/2015	45,380
50,000	5.500%, 10/15/2016	55,909
245,000	4.000%, 10/15/2017	265,564
	HCP, Inc.
200,000	2.625%, 2/1/2020	199,493
	Health Care REIT, Inc.
80,000	2.250%, 3/15/2018	80,334
	HSBC Holdings plc
139,000	6.500%, 5/2/2036	172,229
	HSBC USA, Inc.
160,000	1.625%, 1/16/2018	159,794
	Icahn Enterprises, LP
255,000	8.000%, 1/15/2018	273,169
	ING Bank NV
110,000	2.000%, 9/25/2015[h]	111,646
162,000	3.750%, 3/7/2017[h]	173,089
	ING Capital Funding Trust III
130,000	3.911%, 12/29/2049[f,i]	123,500

Principal Amount	Long-Term Fixed Income (11.8%)	Value

Financials (1.3%) - continued
	Intesa Sanpaolo SPA
$200,000	3.875%, 1/16/2018	$196,576
	J.P. Morgan Chase & Company
162,000	1.875%, 3/20/2015	164,766
162,000	3.450%, 3/1/2016	172,688
249,000	2.000%, 8/15/2017	251,568
216,000	1.201%, 1/25/2018[f]	216,940
115,000	1.800%, 1/25/2018	114,608
72,000	3.200%, 1/25/2023	71,543
	J.P. Morgan Chase Bank NA
228,000	0.640%, 6/13/2016[f]	223,774
	KeyBank NA
240,000	7.413%, 5/6/2015	269,074
	Liberty Mutual Group, Inc.
83,000	4.950%, 5/1/2022[h]	90,138
161,000	6.500%, 5/1/2042[h]	180,103
	Liberty Property, LP
120,000	3.375%, 6/15/2023	117,525
	Lloyds TSB Bank plc
160,000	6.500%, 9/14/2020[h]	177,640
	Morgan Stanley
166,000	4.750%, 4/1/2014[g]	172,018
351,000	4.750%, 3/22/2017	383,359
135,000	6.250%, 8/28/2017	155,436
228,000	5.500%, 1/26/2020	254,627
280,000	4.875%, 11/1/2022[g]	286,962
	Murray Street Investment Trust I
292,000	4.647%, 3/9/2017	316,231
	Omega Healthcare Investors, Inc.
275,000	5.875%, 3/15/2024	291,500
	PNC Funding Corporation
160,000	3.300%, 3/8/2022	164,209
	Prologis, LP
72,000	6.625%, 5/15/2018	86,666
216,000	7.375%, 10/30/2019	271,554
	Prudential Financial, Inc.
120,000	5.625%, 6/15/2043	123,750
	Realty Income Corporation
81,000	2.000%, 1/31/2018	80,758
	Regions Bank
415,000	7.500%, 5/15/2018	505,678
	Reinsurance Group of America, Inc.
150,000	5.625%, 3/15/2017	169,693
81,000	5.000%, 6/1/2021	88,997
	Royal Bank of Scotland Group plc
166,000	5.050%, 1/8/2015	171,622
249,000	2.550%, 9/18/2015	256,728
	Santander US Debt SAU
210,000	3.724%, 1/20/2015[h]	213,029
	Simon Property Group, Inc.
160,000	1.500%, 2/1/2018[h]	158,382
	SLM Corporation
108,000	3.875%, 9/10/2015	112,360
80,000	6.250%, 1/25/2016	88,025
	Societe Generale SA
170,000	5.200%, 4/15/2021[h]	190,179
	Svenska Handelsbanken AB
160,000	3.125%, 7/12/2016	170,368
	Swiss RE Capital I, LP
170,000	6.854%, 5/29/2049[h,i]	180,625
	U.S. Bancorp
95,000	1.650%, 5/15/2017	96,073

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderate Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (11.8%)	Value

Financials (1.3%) - continued
	UBS AG/Stamford, Connecticut
$162,000	5.875%, 12/20/2017	$192,325
	UnitedHealth Group, Inc.
81,000	0.850%, 10/15/2015	81,231
40,000	1.400%, 10/15/2017	39,978
	Wachovia Corporation
375,000	5.625%, 10/15/2016	430,762
	Wells Fargo & Company
160,000	2.100%, 5/8/2017	164,532

	Total	18,913,878

Foreign Government (<0.1%)
	Export-Import Bank of Korea
160,000	1.250%, 11/20/2015	159,956
	Korea Finance Corporation
83,000	2.250%, 8/7/2017	83,811

	Total	243,767

Mortgage-Backed Securities (4.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
9,505,000	2.500%, 2/1/2028[c]	9,819,853
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
7,700,000	3.000%, 2/1/2043[c]	7,916,562
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
6,700,000	2.500%, 2/1/2028[c]	6,936,594
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,712,500	3.000%, 2/1/2043[c]	5,899,049
16,545,000	3.500%, 2/1/2043[c]	17,447,219
15,132,500	4.000%, 2/1/2043[c]	16,083,010

	Total	64,102,287

Technology (0.2%)
	Amkor Technology, Inc.
550,000	6.625%, 6/1/2021	562,375
	Computer Sciences Corporation
124,000	2.500%, 9/15/2015	127,452
	Equinix, Inc.
550,000	8.125%, 3/1/2018	603,625
	First Data Corporation
330,000	7.375%, 6/15/2019[h]	347,325
	Hewlett-Packard Company
166,000	2.125%, 9/13/2015	166,775
187,000	2.600%, 9/15/2017[g]	183,150
	Intel Corporation
160,000	4.000%, 12/15/2032	154,997
	Microsoft Corporation
81,000	0.875%, 11/15/2017	80,259
	Oracle Corporation
162,000	1.200%, 10/15/2017	161,543
81,000	2.500%, 10/15/2022	79,387
	Samsung Electronics America, Inc.
272,000	1.750%, 4/10/2017[h]	274,280

Principal Amount	Long-Term Fixed Income (11.8%)	Value

Technology (0.2%) - continued
	Xerox Corporation
$166,000	7.200%, 4/1/2016	$190,866

	Total	2,932,034

Transportation (0.1%)
	Avis Budget Car Rental, LLC
280,000	8.250%, 1/15/2019	310,100
	Continental Airlines, Inc.
585,000	6.750%, 9/15/2015[h]	614,250
95,000	4.150%, 4/11/2024	99,394
	CSX Corporation
174,000	6.250%, 4/1/2015	194,104
	Delta Air Lines, Inc.
250,000	6.750%, 5/23/2017	261,250
43,000	4.750%, 5/7/2020	46,603
	ERAC USA Finance, LLC
162,000	1.400%, 4/15/2016[h]	162,788
	Kansas City Southern de Mexico SA de CV
190,000	8.000%, 2/1/2018	208,050

	Total	1,896,539

U.S. Government and Agencies (0.9%)
	U.S. Treasury Bonds
1,175,000	4.375%, 5/15/2040	1,466,915
2,230,000	3.000%, 5/15/2042	2,168,675
	U.S. Treasury Notes
1,650,000	2.500%, 4/30/2015[j]	1,730,952
3,050,000	0.750%, 6/30/2017	3,050,952
1,250,000	0.750%, 12/31/2017	1,243,261
250,000	0.875%, 7/31/2019	244,062
2,710,000	1.625%, 8/15/2022[j]	2,636,535

	Total	12,541,352

Utilities (0.4%)
	American Electric Power Company, Inc.
160,000	1.650%, 12/15/2017	159,909
	CenterPoint Energy, Inc.
189,000	6.850%, 6/1/2015	212,389
	DCP Midstream Operating, LP
80,000	2.500%, 12/1/2017	80,100
	Enel Finance International SA
144,000	3.875%, 10/7/2014[h]	148,753
	Energy Transfer Partners, LP
249,000	4.650%, 6/1/2021	268,296
	Enterprise Products Operating, LLC
249,000	1.250%, 8/13/2015	250,919
	Exelon Corporation
183,000	4.900%, 6/15/2015	198,937
	FirstEnergy Solutions Corporation
353,000	4.800%, 2/15/2015	378,824
	Iberdrola Finance Ireland, Ltd.
210,000	3.800%, 9/11/2014[h]	216,794
	ITC Holdings Corporation
214,000	5.875%, 9/30/2016[h]	242,627
	Kinder Morgan Energy Partners, LP
166,000	5.300%, 9/15/2020	191,011
166,000	5.000%, 8/15/2042	167,422

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderate Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (11.8%)	Value

Utilities (0.4%) - continued
	MarkWest Energy Partners, LP
$420,000	5.500%, 2/15/2023	$443,100
	MidAmerican Energy Holdings Company
166,000	6.500%, 9/15/2037	216,158
	NextEra Energy Capital Holdings, Inc.
249,000	1.200%, 6/1/2015	250,999
	NiSource Finance Corporation
108,000	5.950%, 6/15/2041	122,726
	NRG Energy, Inc.
365,000	6.625%, 3/15/2023[h]	391,463
	ONEOK Partners, LP
83,000	2.000%, 10/1/2017	83,656
106,000	8.625%, 3/1/2019	141,150
	Pacific Gas & Electric Company
245,000	5.625%, 11/30/2017	292,922
	PPL Capital Funding, Inc.
160,000	3.500%, 12/1/2022	160,848
	Sempra Energy
245,000	6.150%, 6/15/2018	299,760
	Williams Partners, LP
83,000	7.250%, 2/1/2017	100,044
83,000	5.250%, 3/15/2020	94,962

	Total	5,113,769

	Total Long-Term Fixed Income (cost $164,337,871)	168,688,365

Shares	Collateral Held for Securities Loaned (0.1%)	Value

1,664,860	Thrivent Cash Management Trust	1,664,860

	Total Collateral Held for Securities Loaned (cost $1,664,860)	1,664,860

Shares or Principal Amount	Short-Term Investments (9.6%)	Value

	Federal Home Loan Bank Discount Notes
5,100,000	0.124%, 6/7/2013[e,k]	5,097,782
	Federal National Mortgage Association Discount Notes
2,500,000	0.090%, 6/7/2013[e,k]	2,499,212
130,071,236	Thrivent Cash Management Trust	130,071,236
	U.S. Treasury Bills
1,400,000	0.085%, 6/13/2013[e,k]	1,399,564

	Total Short-Term Investments (at amortized cost)	139,067,794

	Total Investments (cost $1,384,384,644) 104.3%	$1,504,330,972

	Other Assets and Liabilities, Net (4.3%)	(61,487,884)

	Total Net Assets 100.0%	$1,442,843,088

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	At January 31, 2013, $10,550,667 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2013.
g	All or a portion of the security is on loan.
h	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2013, the value of these investments was $11,575,334 or 0.8% of total net assets.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	At January 31, 2013, $525,708 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$129,594,959
Gross unrealized depreciation	(9,648,631)

Net unrealized appreciation (depreciation)	$119,946,328

Cost for federal income tax purposes	$1,384,384,644

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Moderate Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,562,587	–	4,562,587	–
Capital Goods	1,195,544	–	1,195,544	–
Communications Services	10,991,882	–	10,991,882	–
Consumer Cyclical	3,613,231	–	3,613,231	–
Consumer Non-Cyclical	6,764,813	–	6,764,813	–
Energy	4,516,956	–	4,516,956	–
Financials	1,456,636	–	1,456,636	–
Technology	3,935,215	–	3,935,215	–
Transportation	868,232	–	868,232	–
Utilities	1,523,490	–	1,523,490	–
Mutual Funds
Equity Mutual Funds	574,338,634	574,338,634	–	–
Fixed Income Mutual Funds	377,502,609	377,502,609	–	–
Common Stock
Consumer Discretionary	30,745,608	30,745,608	–	–
Consumer Staples	14,413,242	13,521,480	891,762	–
Energy	18,807,907	18,161,249	646,658	–
Financials	38,139,709	38,139,709	–	–
Health Care	26,917,579	26,917,579	–	–
Industrials	21,451,145	21,451,145	–	–
Information Technology	40,705,264	40,705,264	–	–
Materials	5,743,628	5,743,628	–	–
Telecommunications Services	904,123	904,123	–	–
Utilities	5,811,919	5,811,919	–	–
Long-Term Fixed Income
Asset-Backed Securities	2,227,582	–	2,227,582	–
Basic Materials	1,494,211	–	1,494,211	–
Capital Goods	2,618,194	–	2,618,194	–
Collateralized Mortgage Obligations	14,736,654	–	14,736,654	–
Commercial Mortgage-Backed Securities	18,313,447	–	18,313,447	–
Communications Services	7,774,704	–	7,774,704	–
Consumer Cyclical	4,818,157	–	4,818,157	–
Consumer Non-Cyclical	6,591,735	–	6,591,735	–
Energy	4,370,055	–	4,370,055	–
Financials	18,913,878	–	18,913,878	–
Foreign Government	243,767	–	243,767	–
Mortgage-Backed Securities	64,102,287	–	64,102,287	–
Technology	2,932,034	–	2,932,034	–
Transportation	1,896,539	–	1,896,539	–
U.S. Government and Agencies	12,541,352	–	12,541,352	–
Utilities	5,113,769	–	5,113,769	–
Collateral Held for Securities Loaned	1,664,860	1,664,860	–	–
Short-Term Investments	139,067,794	130,071,236	8,996,558	–

Total	$1,504,330,972	$1,285,679,043	$218,651,929	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,014,595	2,498,771	1,515,824	–

Total Asset Derivatives	$4,014,595	$2,498,771	$1,515,824	$–

Liability Derivatives
Futures Contracts	6,328,656	6,328,656	–	–
Foreign Currency Forward Contracts	563	–	563	–
Credit Default Swaps	255,317	–	255,317	–

Total Liability Derivatives	$6,584,536	$6,328,656	$255,880	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Moderate Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(100)	March 2013	($22,038,758)	($22,042,188)	($3,430)
5-Yr. U.S. Treasury Bond Futures	(250)	March 2013	(31,155,488)	(30,933,596)	221,892
30-Yr. U.S. Treasury Bond Futures	310	March 2013	46,275,712	44,475,313	(1,800,399)
Eurex EURO STOXX 50 Futures	1,697	March 2013	60,899,800	62,415,624	1,515,824
Mini MSCI EAFE Index Futures	22	March 2013	1,765,335	1,849,540	84,205
Russell 2000 Index Mini-Futures	(188)	March 2013	(15,889,491)	(16,921,880)	(1,032,389)
S&P 400 Index Mini-Futures	(425)	March 2013	(42,883,563)	(46,376,001)	(3,492,438)
S&P 500 Index Futures	169	March 2013	60,899,251	63,091,925	2,192,674
Total Futures Contracts					($2,314,061)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Euro	SSB	339,400	1/31/2013	$461,397	$460,834	($563)
Total Purchases				$461,397	$460,834	($563)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($563)

Counterparty
SSB	-	State Street Bank

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 19, 5 Year, at	Buy	12/20/2017	$13,000,000	$165,971	($293,660)	($127,689)
5.00%; Bank of America
CDX HY, Series 19, 5 Year, at	Buy	12/20/2017	4,300,000	54,898	(97,133)	(42,235)
5.00%; J.P. Morgan Chase and Co.
CDX HY, Series 19, 5 Year, at	Buy	12/20/2017	8,700,000	111,133	(196,526)	(85,393)
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($587,319)	($255,317)

1	As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Moderate Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Natural Resources	$24,652,493	$226,310	$–	2,764,537	$26,705,427	$226,310
Partner Small Cap Growth	28,058,568	811,191	–	2,226,006	30,340,465	–
Partner Small Cap Value	26,582,148	1,065,891	–	1,646,536	29,407,138	614,596
Small Cap Stock	14,200,780	–	–	882,584	15,559,959	–
Mid Cap Growth	15,337,507	1,010,555	–	793,087	16,702,405	–
Partner Mid Cap Value	28,335,335	925,873	–	2,275,584	31,357,542	319,947
Mid Cap Stock	43,518,716	193,283	–	2,628,283	47,992,452	193,283
Partner Worldwide Allocation	135,117,892	3,264,811	–	15,734,128	147,743,461	3,264,811
Large Cap Growth	66,351,241	436,953	–	11,301,004	71,196,326	436,953
Large Cap Value	99,845,770	2,097,099	–	6,907,278	108,996,854	2,097,099
Large Cap Stock	34,198,749	2,386,257	–	1,541,681	36,676,596	544,550
Equity Income Plus	11,094,557	87,059	–	1,163,674	11,660,009	87,059
High Yield	46,137,766	756,654	678,700	9,224,110	47,042,961	761,364
Income	191,596,078	1,676,131	11,900,359	19,356,862	179,825,250	1,676,232
Government Bond	24,948,651	995,591	271,480	2,389,032	24,511,464	64,702
Limited Maturity Bond	132,332,229	424,306	6,636,099	9,993,893	126,122,934	424,460
Cash Management Trust- Collateral Investment	1,032,781	2,552,351	1,920,272	1,664,860	1,664,860	1,211
Cash Management Trust- Short Term Investment	122,091,058	66,024,638	58,044,460	130,071,236	130,071,236	35,711
Total Value and Income Earned	1,045,432,319				1,083,577,339	10,748,288

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Bank Loans (3.5%)[a]	Value

Basic Materials (0.4%)
	Arch Coal, Inc., Term Loan
$458,250	5.750%, 5/16/2018[b,c]	$469,922
	FMG Resources August 2006 Pty., Ltd., Term Loan
1,366,575	5.250%, 10/18/2017	1,383,234
	Ineos US Finance, LLC, Term Loan
612,546	6.500%, 5/4/2018	625,813

	Total	2,478,969

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
485,000	5.250%, 10/9/2019	488,943
	MRC Global, Inc., Term Loan
344,138	6.250%, 10/24/2019	348,439

	Total	837,382

Communications Services (1.0%)
	Atlantic Broadband Penn, LLC, Term Loan
274,313	4.500%, 9/10/2019	277,741
	Charter Communications Operating, LLC, Term Loan
203,462	4.000%, 5/15/2019	206,260
	Clear Channel Communications, Inc., Term Loan
465,000	2.982%, 1/29/2016[b,c]	401,909
	Cricket Communications, Inc., Term Loan
70,000	4.750%, 10/10/2019	70,525
	Fairpoint Communications, Inc., Term Loan
536,445	3.289%, 1/25/2016[b,c]	534,337
	Intelsat Jackson Holdings SA, Term Loan
349,576	4.500%, 4/2/2018	353,858
	Level 3 Financing, Inc., Term Loan
675,000	4.750%, 8/1/2019	682,385
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
343,275	6.000%, 6/9/2017	345,420
	MCC Georgia, LLC, Term Loan
274,312	4.000%, 1/20/2020	274,998
	NEP Broadcasting, LLC, Term Loan
450,000	4.317%, 8/18/2020[b,c]	456,939
	SBA Senior Finance II, LLC, Term Loan
210,000	3.750%, 9/28/2019	211,365
	Toys R Us, Inc., Term Loan
448,941	5.250%, 5/25/2018	439,962
	Univision Communications, Inc., Term Loan
223,847	2.202%, 9/29/2014	223,753
445,000	4.452%, 3/31/2017	445,556
	Van Wagner Communications, Inc., Term Loan
390,000	8.250%, 8/3/2018	397,800
	WideOpenWest Finance, LLC, Term Loan
517,400	6.250%, 7/17/2018	522,574

Principal Amount	Bank Loans (3.5%)[a]	Value

Communications Services (1.0%) - continued
	Yankee Cable Acquisition, LLC, Term Loan
$260,524	5.250%, 8/26/2016	$263,846
	Zayo Group, LLC, Term Loan
721,886	5.270%, 7/2/2019[b,c]	731,134

	Total	6,840,362

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
355,286	5.500%, 2/23/2017	359,183
	Chrysler Group, LLC, Term Loan
253,073	6.000%, 5/24/2017	257,978
	MGM Resorts International, Term Loan
335,000	3.793%, 12/13/2019	339,603
	Rock Ohio Caesars, LLC, 18 Month Delayed Draw, Term Loan
64,167	5.727%, 8/19/2017[b,c]	66,011
	Rock Ohio Caesars, LLC, 6 Month Delayed Draw, Term Loan
38,500	5.727%, 8/19/2017[b,c]	39,607
	Rock Ohio Caesars, LLC, Term Loan
487,333	8.500%, 8/19/2017	501,344
	Seven Seas Cruises S de RL, LLC, Term Loan
612,250	6.250%, 12/21/2018	618,372

	Total	2,182,098

Consumer Non-Cyclical (0.6%)
	Bausch & Lomb, Inc., Term Loan
343,275	5.250%, 5/17/2019	346,546
	Biomet, Inc., Term Loan
499,313	3.959%, 7/25/2017[b,c]	504,306
	Ceridian Corporation, Term Loan
415,000	5.956%, 5/9/2017	419,046
	CHS/Community Health Systems, Inc., Term Loan
345,000	3.811%, 1/25/2017	347,846
	DJO Finance, LLC, Term Loan
343,271	6.250%, 9/15/2017	346,532
	Grifols, Inc., Term Loan
342,753	4.325%, 6/1/2017	344,769
	Hologic, Inc., Term Loan
407,950	4.500%, 8/1/2019	412,711
	Reynolds Group Holdings, Inc., Term Loan
69,825	4.750%, 9/28/2018[b,c]	70,814
	Roundy’s Supermarkets, Inc., Term Loan
462,385	5.750%, 2/13/2019	441,384
	SUPERVALU, Inc., Term Loan
438,428	5.488%, 8/10/2018[b,c]	446,052
	US Coatings Acquisition, Inc., Term Loan
185,000	0.000%, 1/18/2020	187,658
	Visant Corporation, Term Loan
441,570	5.250%, 12/22/2016	423,634

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Bank Loans (3.5%)[a]	Value

Consumer Non-Cyclical (0.6%) - continued
	Warner Chilcott Company, LLC, Term Loan
$16,774	4.250%, 3/15/2018	$16,970
	Warner Chilcott Corporation, Term Loan
54,257	4.250%, 3/15/2018	54,890
20,605	4.250%, 3/15/2018	20,846
	WC Luxco Sarl, Term Loan
37,302	4.250%, 3/15/2018	37,737

	Total	4,421,741

Energy (0.4%)
	Chesapeake Energy Corporation, Term Loan
1,015,000	5.750%, 12/2/2017	1,039,421
	Cumulus Media Holdings, Inc., Term Loan
435,000	0.000%, 9/17/2018[b,c]	440,220
	NEP Broadcasting, Inc., Term Loan
55,000	0.000%, 8/18/2020[b,c]	56,650
	NTELOS, Inc., Term Loan
165,000	0.000%, 11/9/2019[b,c]	160,669
	Plains Exploration & Production Company, Term Loan
135,000	4.000%, 10/15/2019	135,430
	Seven Seas Cruises S de RL, LLC, Term Loan
613,000	0.000%, 12/21/2018[b,c]	619,130
	Silver II Borrower SCA, Term Loan
210,000	0.000%, 12/5/2019[b,c]	210,000

	Total	2,661,520

Financials (0.1%)
	Nuveen Investments, Inc., Term Loan
105,000	5.764%, 5/13/2017[b,c]	106,024
400,000	5.767%, 5/13/2017	403,168
	WaveDivision Holdings, LLC, Term Loan
480,000	5.500%, 8/9/2019	483,744

	Total	992,936

Technology (0.3%)
	First Data Corporation Extended, Term Loan
530,000	4.205%, 3/26/2018	524,552
	First Data Corporation, Term Loan
275,000	5.205%, 9/24/2018	274,851
	Freescale Semiconductor, Inc., Term Loan
581,161	6.000%, 2/28/2019	582,469
	Infor US, Inc., Term Loan
273,801	5.250%, 4/5/2018	277,396
	SunGard Data Systems, Inc., Term Loan
545,000	1.569%, 12/4/2019[b,c]	550,679

	Total	2,209,947

Principal Amount	Bank Loans (3.5%)[a]	Value

Transportation (0.1%)
	Delta Air Lines, Inc., Term Loan
$417,655	5.500%, 4/20/2017	$421,569

	Total	421,569

Utilities (0.2%)
	Calpine Corporation, Term Loan
553,612	4.500%, 10/9/2019	560,217
	NGPL PipeCo, LLC, Term Loan
501,429	6.750%, 9/15/2017	513,754

	Total	1,073,971

	Total Bank Loans (cost $23,787,198)	24,120,495

Shares	Mutual Funds (54.1%)	Value

Equity Mutual Funds (22.1%)
1,208,229	Thrivent Natural Resources Fund	11,671,493
651,587	Thrivent Partner Small Cap Value Fund	11,637,342
167,827	Thrivent Small Cap Stock Fund[d]	2,958,792
1,127,070	Thrivent Partner Mid Cap Value Fund	15,531,020
428,044	Thrivent Mid Cap Stock Fund	7,816,088
4,497,042	Thrivent Partner Worldwide Allocation Fund	42,227,222
2,420,570	Thrivent Large Cap Growth Fund	15,249,593
2,436,430	Thrivent Large Cap Value Fund	38,446,866
32,064	Thrivent Large Cap Stock Fund	762,812
480,437	Thrivent Equity Income Plus Fund	4,813,981

	Total	151,115,209

Fixed Income Mutual Funds (32.0%)
4,950,062	Thrivent High Yield Fund	25,245,315
8,166,073	Thrivent Income Fund	75,862,819
1,170,913	Thrivent Government Bond Fund	12,013,571
8,372,757	Thrivent Limited Maturity Bond Fund	105,664,192

	Total	218,785,897

	Total Mutual Funds (cost $335,525,830)	369,901,106

Principal Amount	Long-Term Fixed Income (22.9%)	Value

Asset-Backed Securities (0.3%)
	Morgan Stanley Capital, Inc.
796,779	0.354%, 2/25/2037[e]	432,340
	Renaissance Home Equity Loan Trust
2,300,000	6.011%, 5/25/2036	1,615,706

	Total	2,048,046

Basic Materials (0.3%)
	ArcelorMittal
119,000	5.375%, 6/1/2013	120,243
	Arch Coal, Inc.
510,000	7.000%, 6/15/2019[f]	460,275
	Dow Chemical Company
190,000	5.900%, 2/15/2015	209,249
	International Paper Company
127,000	5.300%, 4/1/2015	138,017

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (22.9%)	Value

Basic Materials (0.3%) - continued
	Novelis, Inc.
$515,000	8.375%, 12/15/2017	$569,075
	Rio Tinto Finance USA plc
116,000	3.500%, 3/22/2022	120,647
	Xstrata Finance Canada, Ltd.
124,000	1.800%, 10/23/2015[g]	125,004

	Total	1,742,510

Capital Goods (0.4%)
	BAE Systems plc
100,000	3.500%, 10/11/2016[g]	105,102
	Case New Holland, Inc.
335,000	7.875%, 12/1/2017	396,138
	Caterpillar Financial Services Corporation
124,000	0.700%, 11/6/2015	123,966
124,000	1.250%, 11/6/2017	123,646
	Eaton Corporation
122,000	0.950%, 11/2/2015[g]	122,495
61,000	1.500%, 11/2/2017[g]	60,855
92,000	4.000%, 11/2/2032[g]	91,823
	John Deere Capital Corporation
130,000	0.700%, 9/4/2015	130,166
	RBS Global, Inc.
490,000	8.500%, 5/1/2018	536,550
	Reynolds Group Issuer, Inc.
290,000	6.875%, 2/15/2021	311,025
	Textron, Inc.
135,000	5.600%, 12/1/2017	152,116
	United Rentals North America, Inc.
520,000	7.375%, 5/15/2020	572,000
	United Technologies Corporation
173,000	6.125%, 7/15/2038	224,297

	Total	2,950,179

Collateralized Mortgage Obligations (1.5%)
	Citigroup Mortgage Loan Trust, Inc.
343,675	5.500%, 11/25/2035	310,690
	CitiMortgage Alternative Loan Trust
1,138,714	5.750%, 4/25/2037	967,549
	Countrywide Alternative Loan Trust
383,609	6.500%, 8/25/2036	278,315
228,409	6.000%, 1/25/2037	193,185
1,368,554	5.500%, 5/25/2037	1,087,989
1,057,278	7.000%, 10/25/2037	797,805
	Countrywide Home Loans, Inc.
475,373	5.750%, 4/25/2037	435,555
	Deutsche Alt-A Securities Mortgage Loan Trust
178,360	5.500%, 10/25/2021	182,460
	Deutsche Alt-A Securities, Inc.
393,704	6.000%, 10/25/2021	369,037
	Greenpoint Mortgage Funding Trust
1,045,479	0.404%, 10/25/2045[e]	731,895
	J.P. Morgan Mortgage Trust
104,932	2.998%, 10/25/2036	86,811
1,058,965	0.584%, 1/25/2037[e]	680,733

Principal Amount	Long-Term Fixed Income (22.9%)	Value

Collateralized Mortgage Obligations (1.5%) - continued
$1,166,043	6.250%, 8/25/2037	$829,929
	MASTR Alternative Loans Trust
262,824	6.500%, 7/25/2034	277,888
724,958	0.654%, 12/25/2035[e]	398,746
	Merrill Lynch Alternative Note Asset Trust
267,913	6.000%, 3/25/2037	248,981
	Residential Asset Securitization Trust
903,168	0.584%, 8/25/2037[e]	307,777
	Sequoia Mortgage Trust
163,942	4.947%, 9/20/2046	25,444
1,746,800	4.947%, 9/20/2046	1,513,581
	WaMu Mortgage Pass Through Certificates
245,675	2.686%, 9/25/2036	202,889
232,600	2.769%, 10/25/2036	195,838

	Total	10,123,097

Commercial Mortgage-Backed Securities (2.0%)
	Banc of America Commercial Mortgage, Inc.
1,600,000	5.634%, 4/10/2049	1,854,195
2,450,000	5.593%, 6/10/2049	2,815,890
	Bear Stearns Commercial Mortgage Securities, Inc.
1,000,000	5.331%, 2/11/2044	1,129,151
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,943,080
	Credit Suisse Mortgage Capital Certificates
1,850,000	5.509%, 9/15/2039	2,019,279
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	1,120,161
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
800,000	5.726%, 2/12/2049	888,815
	Morgan Stanley Capital, Inc.
500,000	5.406%, 3/15/2044	541,668
	Wachovia Bank Commercial Mortgage Trust
1,200,000	5.603%, 10/15/2048	1,324,235

	Total	13,636,474

Communications Services (1.1%)
	AMC Networks, Inc.
535,000	7.750%, 7/15/2021	611,238
	America Movil SAB de CV
122,000	3.125%, 7/16/2022	121,208
	American Tower Corporation
155,000	5.050%, 9/1/2020	171,889
	AT&T, Inc.
259,000	2.400%, 8/15/2016	270,124
	British Telecommunications plc
170,000	2.000%, 6/22/2015	174,191
	Cablevision Systems Corporation
545,000	8.625%, 9/15/2017	639,012

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (22.9%)	Value

Communications Services (1.1%) - continued
	CBS Corporation
$122,000	8.875%, 5/15/2019	$164,120
	CC Holdings GS V, LLC
61,000	2.381%, 12/15/2017[g]	61,108
	Clear Channel Worldwide Holdings, Inc.
520,000	6.500%, 11/15/2022[g]	553,800
	Comcast Corporation
85,000	4.650%, 7/15/2042	85,215
	Cox Communications, Inc.
120,000	3.250%, 12/15/2022[g]	120,146
	Crown Castle International Corporation
30,000	5.250%, 1/15/2023[g]	31,500
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[g]	110,260
	Digicel, Ltd.
410,000	8.250%, 9/1/2017[g]	434,600
150,000	7.000%, 2/15/2020[g]	162,375
	DIRECTV Holdings, LLC
122,000	1.750%, 1/15/2018	119,880
	Dish DBS Corporation
245,000	4.625%, 7/15/2017	256,025
395,000	5.875%, 7/15/2022	419,688
	Frontier Communications Corporation
505,000	8.125%, 10/1/2018	584,537
	NBCUniversal Media, LLC
196,000	2.875%, 4/1/2016	205,736
62,000	2.875%, 1/15/2023	60,476
	News America, Inc.
130,000	3.000%, 9/15/2022	128,871
	Nippon Telegraph & Telephone Corporation
120,000	1.400%, 7/18/2017	120,144
	SBA Telecommunications, Inc.
130,000	5.750%, 7/15/2020[g]	136,500
	SBA Tower Trust
110,000	5.101%, 4/17/2017[g]	123,120
	Sirius XM Radio, Inc.
50,000	5.250%, 8/15/2022[g]	50,875
	Telefonica Emisiones SAU
130,000	3.729%, 4/27/2015	134,554
	UPCB Finance V, Ltd.
510,000	7.250%, 11/15/2021[g]	563,550
	Verizon Communications, Inc.
93,000	1.100%, 11/1/2017	91,885
100,000	5.500%, 2/15/2018	118,491
	Virgin Media Finance plc
540,000	5.250%, 2/15/2022	564,300
	Vivendi SA
195,000	2.400%, 4/10/2015[g]	198,707
	Vodafone Group plc
132,000	1.250%, 9/26/2017	131,337

	Total	7,719,462

Consumer Cyclical (0.8%)
	Amazon.com, Inc.
61,000	1.200%, 11/29/2017	60,343
122,000	2.500%, 11/29/2022	117,095

Principal Amount	Long-Term Fixed Income (22.9%)	Value

Consumer Cyclical (0.8%) - continued
	American Honda Finance Corporation
$65,000	1.000%, 8/11/2015[g]	$65,335
	Daimler Finance North America, LLC
105,000	1.875%, 1/11/2018[g]	104,719
	Federated Retail Holdings, Inc.
81,000	5.900%, 12/1/2016	94,571
	Ford Motor Credit Company, LLC
132,000	12.000%, 5/15/2015	161,040
135,000	2.375%, 1/16/2018	133,214
605,000	5.000%, 5/15/2018	663,258
	Host Hotels and Resorts, LP
425,000	6.000%, 11/1/2020	465,375
	Hyundai Capital America
124,000	1.625%, 10/2/2015[g]	124,854
	Lear Corporation
30,000	4.750%, 1/15/2023[g]	29,850
	Limited Brands, Inc.
375,000	5.625%, 2/15/2022	403,125
	Macy’s Retail Holdings, Inc.
60,000	3.875%, 1/15/2022	62,108
	Royal Caribbean Cruises, Ltd.
450,000	5.250%, 11/15/2022	477,000
	Service Corporation International
390,000	8.000%, 11/15/2021	476,775
	Six Flags Entertainment Corporation
595,000	5.250%, 1/15/2021[g]	592,025
	The Walt Disney Company
122,000	1.100%, 12/1/2017	121,135
	Time Warner, Inc.
106,000	3.150%, 7/15/2015	111,885
	Toyota Motor Credit Corporation
80,000	1.750%, 5/22/2017	81,594
	Toys R Us Property Company II, LLC
540,000	8.500%, 12/1/2017	568,350
	TRW Automotive, Inc.
70,000	7.250%, 3/15/2017[g]	81,025
	Viacom, Inc.
65,000	1.250%, 2/27/2015	65,583
	Western Union Company
122,000	2.375%, 12/10/2015	123,971

	Total	5,184,230

Consumer Non-Cyclical (0.8%)
	AbbVie, Inc.
122,000	1.200%, 11/6/2015[g]	122,627
61,000	1.750%, 11/6/2017[g]	61,133
92,000	2.000%, 11/6/2018[g]	92,238
	Amgen, Inc.
75,000	4.850%, 11/18/2014	80,445
	Anheuser-Busch Inbev Finance, Inc.
40,000	1.250%, 1/17/2018	39,691
	Anheuser-Busch InBev Worldwide, Inc.
65,000	0.800%, 7/15/2015	65,126
61,000	1.375%, 7/15/2017	61,218
	BAT International Finance plc
160,000	1.400%, 6/5/2015[g]	161,805

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (22.9%)	Value

Consumer Non-Cyclical (0.8%) - continued
	Biomet, Inc.
$500,000	6.500%, 8/1/2020[g]	$525,000
	Boston Scientific Corporation
270,000	5.450%, 6/15/2014	286,161
	Bunge Limited Finance Corporation
65,000	3.200%, 6/15/2017	67,655
	Celgene Corporation
98,000	1.900%, 8/15/2017	99,227
98,000	3.250%, 8/15/2022	97,721
	ConAgra Foods, Inc.
45,000	1.350%, 9/10/2015	45,218
174,000	1.900%, 1/25/2018	174,725
	CVS Caremark Corporation
77,000	6.125%, 9/15/2039	96,797
	Express Scripts Holding Company
130,000	2.750%, 11/21/2014	134,011
130,000	3.125%, 5/15/2016	137,141
	Gilead Sciences, Inc.
104,000	2.400%, 12/1/2014	107,176
114,000	3.050%, 12/1/2016	122,058
	Heineken NV
61,000	0.800%, 10/1/2015[g]	61,064
61,000	1.400%, 10/1/2017[g]	60,503
	JBS USA, LLC
240,000	7.250%, 6/1/2021[g]	249,300
	Kraft Foods Group, Inc.
160,000	1.625%, 6/4/2015	162,669
	Laboratory Corporation of America Holdings
130,000	2.200%, 8/23/2017	131,567
	Lorillard Tobacco Company
130,000	2.300%, 8/21/2017	131,053
	McKesson Corporation
61,000	0.950%, 12/4/2015	61,153
	Mylan, Inc.
122,000	7.875%, 7/15/2020[g]	142,529
	Rite Aid Corporation
410,000	7.500%, 3/1/2017	419,225
	Roche Holdings, Inc.
130,000	7.000%, 3/1/2039[g]	188,569
	SABMiller Holdings, Inc.
150,000	2.450%, 1/15/2017[g]	155,134
	Safeway, Inc.
142,000	5.000%, 8/15/2019	152,345
50,000	4.750%, 12/1/2021	50,772
	Spectrum Brands Escrow Corporation
520,000	6.375%, 11/15/2020[g]	553,150
	Teva Pharmaceutical Finance Company BV
75,000	2.400%, 11/10/2016	78,432
	Tyson Foods, Inc.
160,000	4.500%, 6/15/2022	172,066
	Valeant Pharmaceuticals International
290,000	6.875%, 12/1/2018[g]	307,400
	Zoetis, Inc.
29,000	1.150%, 2/1/2016[g]	29,039
87,000	1.875%, 2/1/2018[g]	86,847

	Total	5,769,990

Principal Amount	Long-Term Fixed Income (22.9%)	Value

Energy (0.6%)
	BP Capital Markets plc
$62,000	0.700%, 11/6/2015	$61,899
186,000	1.375%, 11/6/2017	185,428
122,000	4.500%, 10/1/2020	138,856
	Concho Resources, Inc.
415,000	5.500%, 10/1/2022	439,900
	Harvest Operations Corporation
585,000	6.875%, 10/1/2017	650,081
	Linn Energy, LLC
120,000	7.750%, 2/1/2021	128,400
	Marathon Oil Corporation
186,000	0.900%, 11/1/2015	186,100
	Marathon Petroleum Corporation
130,000	3.500%, 3/1/2016	138,812
	MEG Energy Corporation
30,000	6.375%, 1/30/2023[g]	31,275
	Murphy Oil Corporation
91,000	2.500%, 12/1/2017	91,361
	Nexen, Inc.
100,000	5.875%, 3/10/2035	119,530
	Oasis Petroleum, Inc.
160,000	6.875%, 1/15/2023	174,000
	Phillips 66
150,000	2.950%, 5/1/2017	157,874
	Pioneer Natural Resources Company
65,000	5.875%, 7/15/2016	73,891
	SandRidge Energy, Inc.
465,000	7.500%, 2/15/2023	494,063
	Suncor Energy, Inc.
114,000	6.100%, 6/1/2018	138,498
	Transocean, Inc.
65,000	5.050%, 12/15/2016	72,576
130,000	6.000%, 3/15/2018	149,598
	Valero Energy Corporation
100,000	9.375%, 3/15/2019	136,947
50,000	7.500%, 4/15/2032	63,257
	Weatherford International, Ltd.
195,000	6.750%, 9/15/2040	211,422

	Total	3,843,768

Financials (2.2%)
	ABN Amro North American Holding Preferred Capital Repackage Trust I
62,000	3.407%, 12/29/2049[e,g,h]	62,000
	Ally Financial, Inc.
520,000	5.500%, 2/15/2017	559,040
	American Express Centurion Bank
125,000	0.875%, 11/13/2015	124,778
	American Express Credit Corporation
80,000	2.375%, 3/24/2017	82,953
	American International Group, Inc.
195,000	2.375%, 8/24/2015	199,949
191,000	3.800%, 3/22/2017	205,885
	ANZ National International, Ltd. of London
197,000	3.125%, 8/10/2015[f,g]	207,115
	Associated Banc Corporation
65,000	1.875%, 3/12/2014	65,239

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (22.9%)	Value

Financials (2.2%) - continued
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
$61,000	4.125%, 11/9/2022[g]	$61,610
	Bank of America Corporation
275,000	7.750%, 8/15/2015	310,583
186,000	1.500%, 10/9/2015	186,486
130,000	5.750%, 8/15/2016	143,791
195,000	5.750%, 12/1/2017	225,129
130,000	5.650%, 5/1/2018	150,110
	Bank of New York Mellon Corporation
62,000	0.700%, 10/23/2015	61,967
	Barclays Bank plc
163,000	6.050%, 12/4/2017[g]	181,992
	BBVA Banco Continental SA
150,000	2.250%, 7/29/2016[g]	149,250
	BBVA US Senior SAU
91,000	4.664%, 10/9/2015	93,916
	Berkshire Hathaway Finance Corporation
150,000	1.600%, 5/15/2017	151,540
	BlackRock, Inc.
80,000	1.375%, 6/1/2015	81,409
	BNP Paribas SA
187,000	2.375%, 9/14/2017	190,054
	Capital One Financial Corporation
124,000	2.150%, 3/23/2015	126,526
186,000	6.150%, 9/1/2016	214,190
	Citigroup, Inc.
340,000	5.000%, 9/15/2014	358,085
196,000	4.750%, 5/19/2015	211,059
195,000	6.000%, 8/15/2017	227,572
110,000	8.500%, 5/22/2019	146,697
	CNA Financial Corporation
152,000	7.350%, 11/15/2019	191,929
	DDR Corporation
180,000	9.625%, 3/15/2016	220,555
	Developers Diversified Realty Corporation
380,000	7.875%, 9/1/2020	482,916
	Eksportfinans ASA
81,000	3.000%, 11/17/2014	80,580
120,000	5.500%, 5/25/2016	125,272
	Fifth Third Bancorp
147,000	5.450%, 1/15/2017	164,057
	General Electric Capital Corporation
191,000	2.150%, 1/9/2015	196,331
122,000	1.000%, 12/11/2015	122,583
110,000	0.505%, 1/8/2016[e]	108,698
85,000	1.180%, 5/9/2016[e]	85,599
75,000	2.300%, 4/27/2017	77,255
195,000	6.750%, 3/15/2032	246,354
	Goldman Sachs Group, Inc.
195,000	3.700%, 8/1/2015	205,687
61,000	1.600%, 11/23/2015	61,300
195,000	0.760%, 3/22/2016[e]	191,464
141,000	2.375%, 1/22/2018	141,348
	Hartford Financial Services Group, Inc.
40,000	7.300%, 11/1/2015	45,380

Principal Amount	Long-Term Fixed Income (22.9%)	Value

Financials (2.2%) - continued
$28,000	5.500%, 10/15/2016	$31,309
191,000	4.000%, 10/15/2017	207,031
	HCP, Inc.
152,000	2.625%, 2/1/2020	151,614
	Health Care REIT, Inc.
61,000	2.250%, 3/15/2018	61,254
	HSBC Holdings plc
106,000	6.500%, 5/2/2036	131,340
	HSBC USA, Inc.
122,000	1.625%, 1/16/2018	121,843
	Icahn Enterprises, LP
410,000	8.000%, 1/15/2018	439,212
	ING Bank NV
80,000	2.000%, 9/25/2015[g]	81,197
124,000	3.750%, 3/7/2017[g]	132,487
	ING Capital Funding Trust III
100,000	3.911%, 12/29/2049[e,h]	95,000
	Intesa Sanpaolo SPA
105,000	3.875%, 1/16/2018	103,203
	J.P. Morgan Chase & Company
124,000	1.875%, 3/20/2015	126,117
124,000	3.450%, 3/1/2016	132,181
195,000	2.000%, 8/15/2017	197,011
150,000	1.201%, 1/25/2018[e]	150,653
80,000	1.800%, 1/25/2018	79,728
50,000	3.200%, 1/25/2023	49,683
	J.P. Morgan Chase Bank NA
178,000	0.640%, 6/13/2016[e]	174,701
	KeyBank NA
183,000	7.413%, 5/6/2015	205,169
	Liberty Mutual Group, Inc.
65,000	4.950%, 5/1/2022[g]	70,590
124,000	6.500%, 5/1/2042[g]	138,713
	Liberty Property, LP
92,000	3.375%, 6/15/2023	90,103
	Lloyds TSB Bank plc
112,000	6.500%, 9/14/2020[g]	124,348
	Morgan Stanley
130,000	4.750%, 4/1/2014[f]	134,713
270,000	4.750%, 3/22/2017	294,892
105,000	6.250%, 8/28/2017	120,895
174,000	5.500%, 1/26/2020	194,321
204,000	4.875%, 11/1/2022[f]	209,072
	Murray Street Investment Trust I
229,000	4.647%, 3/9/2017	248,003
	Omega Healthcare Investors, Inc.
400,000	5.875%, 3/15/2024	424,000
	PNC Funding Corporation
122,000	3.300%, 3/8/2022	125,210
	Prologis, LP
50,000	6.625%, 5/15/2018	60,185
150,000	7.375%, 10/30/2019	188,579
	Prudential Financial, Inc.
92,000	5.625%, 6/15/2043	94,875
	Realty Income Corporation
62,000	2.000%, 1/31/2018	61,815
	Regions Bank
325,000	7.500%, 5/15/2018	396,012
	Reinsurance Group of America, Inc.
110,000	5.625%, 3/15/2017	124,442
62,000	5.000%, 6/1/2021	68,121

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (22.9%)	Value

Financials (2.2%) - continued
	Royal Bank of Scotland Group plc
$130,000	5.050%, 1/8/2015	$134,403
195,000	2.550%, 9/18/2015	201,052
	Santander US Debt SAU
170,000	3.724%, 1/20/2015[g]	172,452
	Simon Property Group, Inc.
122,000	1.500%, 2/1/2018[g]	120,766
	SLM Corporation
75,000	3.875%, 9/10/2015	78,028
61,000	6.250%, 1/25/2016	67,119
	Societe Generale SA
130,000	5.200%, 4/15/2021[g]	145,431
	Svenska Handelsbanken AB
120,000	3.125%, 7/12/2016	127,776
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[g,h]	132,812
	U.S. Bancorp
75,000	1.650%, 5/15/2017	75,847
	UBS AG/Stamford, Connecticut
124,000	5.875%, 12/20/2017	147,212
	UnitedHealth Group, Inc.
62,000	0.850%, 10/15/2015	62,177
31,000	1.400%, 10/15/2017	30,983
	Wachovia Corporation
285,000	5.625%, 10/15/2016	327,379
	Wells Fargo & Company
126,000	2.100%, 5/8/2017	129,569

	Total	15,318,861

Foreign Government (<0.1%)
	Export-Import Bank of Korea
122,000	1.250%, 11/20/2015	121,966
	Korea Finance Corporation
65,000	2.250%, 8/7/2017	65,635

	Total	187,601

Mortgage-Backed Securities (9.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
5,625,000	2.500%, 2/1/2028[c]	5,811,328
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,800,000	3.000%, 2/1/2043[c]	6,991,250
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
10,110,000	2.500%, 2/1/2028[c]	10,467,010
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,263,750	3.000%, 2/1/2043[c]	6,468,300
14,130,000	3.500%, 2/1/2043[c]	14,900,526
21,716,250	4.000%, 2/1/2043[c]	23,080,302

	Total	67,718,716

Technology (0.4%)
	Amkor Technology, Inc.
505,000	6.625%, 6/1/2021	516,363
	Computer Sciences Corporation
98,000	2.500%, 9/15/2015	100,728

Principal Amount	Long-Term Fixed Income (22.9%)	Value

Technology (0.4%) - continued
	Equinix, Inc.
$505,000	8.125%, 3/1/2018	$554,238
	First Data Corporation
520,000	7.375%, 6/15/2019[g]	547,300
	Hewlett-Packard Company
130,000	2.125%, 9/13/2015	130,607
146,000	2.600%, 9/15/2017[f]	142,994
	Intel Corporation
122,000	4.000%, 12/15/2032	118,185
	Microsoft Corporation
62,000	0.875%, 11/15/2017	61,432
	Oracle Corporation
124,000	1.200%, 10/15/2017	123,650
62,000	2.500%, 10/15/2022	60,766
	Samsung Electronics America, Inc.
212,000	1.750%, 4/10/2017[g]	213,777
	Xerox Corporation
130,000	7.200%, 4/1/2016	149,473

	Total	2,719,513

Transportation (0.2%)
	Avis Budget Car Rental, LLC
500,000	8.250%, 1/15/2019	553,750
	Continental Airlines, Inc.
390,000	6.750%, 9/15/2015[g]	409,500
75,000	4.150%, 4/11/2024	78,469
	CSX Corporation
126,000	6.250%, 4/1/2015	140,558
	Delta Air Lines, Inc.
196,000	6.750%, 5/23/2017	204,820
33,000	4.750%, 5/7/2020	35,766
	ERAC USA Finance, LLC
124,000	1.400%, 4/15/2016[g]	124,603
	Kansas City Southern de Mexico SA de CV
150,000	8.000%, 2/1/2018	164,250

	Total	1,711,716

U.S. Government and Agencies (1.8%)
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	686,641
1,680,000	3.000%, 5/15/2042	1,633,800
	U.S. Treasury Notes
250,000	0.750%, 6/15/2014	251,826
550,000	0.125%, 7/31/2014	549,227
2,120,000	2.500%, 4/30/2015[i]	2,224,011
750,000	1.000%, 10/31/2016	761,484
2,600,000	0.750%, 6/30/2017[j]	2,600,811
500,000	0.750%, 12/31/2017	497,305
1,200,000	0.875%, 7/31/2019	1,171,500
1,660,000	1.625%, 8/15/2022	1,614,999

	Total	11,991,604

Utilities (0.6%)
	American Electric Power Company, Inc.
122,000	1.650%, 12/15/2017	121,931
	CenterPoint Energy, Inc.
151,000	6.850%, 6/1/2015	169,687
	DCP Midstream Operating, LP
61,000	2.500%, 12/1/2017	61,076

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (22.9%)	Value

Utilities (0.6%) - continued
	Enel Finance International SA
$100,000	3.875%, 10/7/2014[g]	$103,300
	Energy Transfer Partners, LP
195,000	4.650%, 6/1/2021	210,111
	Enterprise Products Operating, LLC
195,000	1.250%, 8/13/2015	196,503
	Exelon Corporation
140,000	4.900%, 6/15/2015	152,193
	FirstEnergy Solutions Corporation
275,000	4.800%, 2/15/2015	295,118
	Iberdrola Finance Ireland, Ltd.
80,000	3.800%, 9/11/2014[g]	82,588
	ITC Holdings Corporation
169,000	5.875%, 9/30/2016[g]	191,608
	Kinder Morgan Energy Partners, LP
130,000	5.300%, 9/15/2020	149,587
130,000	5.000%, 8/15/2042	131,114
	MarkWest Energy Partners, LP
495,000	5.500%, 2/15/2023	522,225
	MidAmerican Energy Holdings Company
130,000	6.500%, 9/15/2037	169,280
	NextEra Energy Capital Holdings, Inc.
195,000	1.200%, 6/1/2015	196,565
	NiSource Finance Corporation
75,000	5.950%, 6/15/2041	85,226
	NRG Energy, Inc.
460,000	6.625%, 3/15/2023[g]	493,350
	ONEOK Partners, LP
65,000	2.000%, 10/1/2017	65,513
84,000	8.625%, 3/1/2019	111,855
	Pacific Gas & Electric Company
191,000	5.625%, 11/30/2017	228,359
	PPL Capital Funding, Inc.
122,000	3.500%, 12/1/2022	122,646
	Sempra Energy
191,000	6.150%, 6/15/2018	233,691
	Williams Partners, LP
65,000	7.250%, 2/1/2017	78,348
65,000	5.250%, 3/15/2020	74,368

	Total	4,246,242

	Total Long-Term Fixed Income (cost $153,518,288)	156,912,009

Shares	Common Stock (11.5%)	Value

Consumer Discretionary (1.8%)
2,400	Amazon.com, Inc.[d]	637,200
3,700	ANN, Inc.[d]	114,108
1,899	Arctic Cat, Inc.[d]	68,630
1,275	AutoZone, Inc.[d]	471,368
4,300	Barnes & Noble, Inc.[d]	57,362
2,800	Bed Bath & Beyond, Inc.[d]	164,360
3,590	CBS Corporation	149,775
1,800	Charter Communications, Inc.[d]	140,346
8,400	Cheesecake Factory, Inc.	278,544
7,400	Chico’s FAS, Inc.	132,682
6,100	Children’s Place Retail Stores, Inc.[d]	304,024

Shares	Common Stock (11.5%)	Value

Consumer Discretionary (1.8%) - continued
3,700	Coinstar, Inc.[d]	$188,256
25,700	Comcast Corporation	978,656
7,478	Delphi Automotive plc[d]	289,099
2,400	Dillard’s, Inc.	202,584
2,800	DISH Network Corporation	104,356
2,290	Dollar Tree, Inc.[d]	91,577
4,200	Expedia, Inc.	274,050
5,000	Express, Inc.[d]	91,900
10,654	Foot Locker, Inc.	365,965
8,100	Gap, Inc.	264,708
8,200	GNC Holdings, Inc.	294,708
2,300	Hanesbrands, Inc.[d]	86,204
1,740	Harley-Davidson, Inc.	91,211
8,400	Home Depot, Inc.	562,128
2,170	iShares Dow Jones US Home Construction Index Fund	50,843
14,908	Las Vegas Sands Corporation	823,667
5,140	Life Time Fitness, Inc.[d]	260,752
15,770	Lowe’s Companies, Inc.	602,256
4,900	Macy’s, Inc.	193,599
1,600	Marriott Vacations Worldwide Corporation[d]	71,008
6,800	Meredith Corporation	246,568
12,720	News Corporation	359,213
12,800	NIKE, Inc.	691,840
4,800	OfficeMax, Inc.	51,744
2,100	Omnicom Group, Inc.	113,988
1,300	O’Reilly Automotive, Inc.[d]	120,445
428	Panera Bread Company[d]	68,399
1,800	Penn National Gaming, Inc.[d]	87,588
900	PetSmart, Inc.	58,869
15,949	Pier 1 Imports, Inc.	345,934
1,100	Pool Corporation	50,402
200	Priceline.com, Inc.[d]	137,094
4,400	Pulte Group, Inc.[d]	91,256
12,300	Sally Beauty Holdings, Inc.[d]	326,442
13,900	Smith & Wesson Holding Corporation[d]	119,540
2,800	Tempur-Pedic International, Inc.[d]	109,088
3,630	Time Warner Cable, Inc.	324,304
3,500	TJX Companies, Inc.	158,130
2,800	Toll Brothers, Inc.[d]	104,860
1,800	Valassis Communications, Inc.	50,508

	Total	12,022,138

Consumer Staples (0.8%)
5,238	Anheuser-Busch InBev NV ADR	464,087
5,118	Annie’s, Inc.[d]	183,531
4,050	British American Tobacco plc ADR	420,795
4,700	Campbell Soup Company	172,537
2,800	Colgate-Palmolive Company	300,636
6,400	Constellation Brands, Inc.[d]	207,104
15,030	CVS Caremark Corporation	769,536
7,100	Dean Foods Company[d]	130,001
1,510	Diageo plc ADR	180,143
1,700	Energizer Holdings, Inc.	147,917
5,100	Herbalife, Ltd.	185,232
5,212	Ingredion, Inc.	344,357
2,290	Kimberly-Clark Corporation	204,978
3,363	Kraft Foods Group, Inc.	155,438
10,091	Mondelez International, Inc.	280,429
6,700	Nestle SA	470,457

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (11.5%)	Value

Consumer Staples (0.8%) - continued
3,200	Nu Skin Enterprises, Inc.	$135,552
2,573	Philip Morris International, Inc.	226,836
2,900	Safeway, Inc.	55,825
800	Sanderson Farms, Inc.	40,384
1,000	Spectrum Brands Holdings, Inc.[d]	50,640
1,802	TreeHouse Foods, Inc.[d]	95,380
5,230	Unilever NV ADR	211,710
1,900	USANA Health Sciences, Inc.[d]	67,355
1,200	Wal-Mart Stores, Inc.	83,940

	Total	5,584,800

Energy (1.1%)
12,519	Alpha Natural Resources, Inc.[d]	110,918
14,150	BP plc ADR	629,958
3,000	Chevron Corporation	345,450
12,500	Consol Energy, Inc.	391,750
1,700	CVR Energy, Inc.[d]	99,875
2,800	Delek US Holdings, Inc.	95,116
1,700	Ensco plc	108,069
4,023	EOG Resources, Inc.	502,795
5,350	EQT Corporation	317,843
9,800	Exxon Mobil Corporation	881,706
5,800	HollyFrontier Corporation	302,876
33,541	Marathon Oil Corporation	1,127,313
4,500	Marathon Petroleum Corporation	333,945
6,100	Oasis Petroleum, Inc.[d]	218,868
6,100	Patterson-UTI Energy, Inc.	124,074
13,650	Petroleum Geo-Services ASA	242,158
800	Phillips 66	48,456
7,670	Schlumberger, Ltd.	598,643
3,000	Southwestern Energy Company[d]	102,900
1,200	Tesoro Corporation	58,428
49,000	Weatherford International, Ltd.[d]	654,150
4,700	Western Refining, Inc.	158,061

	Total	7,453,352

Financials (2.1%)
3,780	ACE, Ltd.	322,547
2,376	Affiliated Managers Group, Inc.[d]	341,978
1,300	Allied World Assurance Company Holdings AG	110,279
4,580	Allstate Corporation	201,062
2,600	American Assets Trust, Inc.	75,140
1,700	American Campus Communities, Inc.	79,169
7,400	Ameriprise Financial, Inc.	490,768
17,100	Annaly Capital Management, Inc.	254,277
2,000	Aspen Insurance Holdings, Ltd.	68,220
2,200	Axis Capital Holdings, Ltd.	84,194
49,480	Bank of America Corporation	560,114
1,500	Banner Corporation	45,300
3,800	BioMed Realty Trust, Inc.	77,330
7,600	CapitalSource, Inc.	61,636
6,200	CBL & Associates Properties, Inc.	133,238
24,540	Citigroup, Inc.	1,034,606
7,000	CME Group, Inc.	404,880
1,600	Comerica, Inc.	54,976
10,900	DCT Industrial Trust, Inc.	76,954
2,600	Discover Financial Services	99,814
3,100	Douglas Emmett, Inc.	72,292
1,100	Equity Lifestyle Properties, Inc.	78,760
2,100	Extra Space Storage, Inc.	83,664
17,500	Fifth Third Bancorp	285,075
8,480	HCC Insurance Holdings, Inc.	328,006

Shares	Common Stock (11.5%)	Value

Financials (2.1%) - continued
2,100	Highwoods Properties, Inc.	$75,600
3,100	Home Loan Servicing Solutions, Ltd.	67,394
9,939	Host Hotels & Resorts, Inc.	166,876
18,800	Huntington Bancshares, Inc.	130,848
11,650	Invesco, Ltd.	317,463
3,200	iShares Russell 3000 Index Fund	285,504
8,345	J.P. Morgan Chase & Company	392,632
15,780	KKR & Company, LP	266,366
3,273	Lazard, Ltd.	113,409
1,000	M&T Bank Corporation	102,690
14,530	MetLife, Inc.	542,550
2,000	Montpelier Re Holdings, Inc.	48,760
8,460	Morgan Stanley	193,311
4,600	NASDAQ OMX Group, Inc.	130,272
2,100	Northern Trust Corporation	108,087
2,104	Och-Ziff Capital Management Group, LLC	20,830
7,300	Ocwen Financial Corporation[d]	284,481
3,000	Pebblebrook Hotel Trust	74,730
3,400	PHH Corporation[d]	74,392
5,100	Piedmont Office Realty Trust, Inc.	98,583
20,253	Popular, Inc.[d]	543,591
500	Portfolio Recovery Associates, Inc.[d]	53,475
3,100	PrivateBancorp, Inc.	53,227
1,400	ProAssurance Corporation	63,056
2,500	Protective Life Corporation	79,100
5,800	SLM Corporation	97,962
14,100	SPDR S&P 500 ETF Trust	2,110,770
5,220	State Street Corporation	290,493
8,350	SVB Financial Group[d]	554,189
843	Taubman Centers, Inc.	68,705
3,000	Tower Group, Inc.	57,900
2,846	W.R. Berkley Corporation	117,170
22,880	Wells Fargo & Company	796,910
20,630	Zions Bancorporation	481,092

	Total	14,286,697

Health Care (1.5%)
1,200	Abbott Laboratories	40,656
900	Aetna, Inc.	43,407
6,700	Align Technology, Inc.[d]	210,112
900	AmerisourceBergen Corporation	40,833
3,500	Amgen, Inc.	299,110
3,830	Baxter International, Inc.	259,827
5,600	Biogen Idec, Inc.[d]	874,048
892	C.R. Bard, Inc.	91,047
3,500	Celgene Corporation[d]	346,360
1,400	Charles River Laboratories International, Inc.[d]	57,848
4,300	Community Health Systems, Inc.	164,819
13,070	Covidien plc	814,784
3,760	Eli Lilly and Company	201,874
8,000	Endo Pharmaceutical Holdings, Inc.[d]	253,280
9,100	Express Scripts Holding Company[d]	486,122
8,200	Gilead Sciences, Inc.[d]	323,490
2,598	HeartWare International, Inc.[d]	234,807
1,800	Illumina, Inc.[d]	91,134
1,000	Jazz Pharmaceuticals, Inc.[d]	56,390
1,000	Life Technologies Corporation[d]	64,690
2,700	MedAssets, Inc.[d]	52,785

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (11.5%)	Value

Health Care (1.5%) - continued
3,000	Medicines Company[d]	$89,640
24,040	Merck & Company, Inc.	1,039,730
3,000	Myriad Genetics, Inc.[d]	81,180
1,500	PAREXEL International Corporation[d]	50,775
7,184	PDL BioPharma, Inc.	49,426
7,247	Pfizer, Inc.	197,698
713	Pharmacyclics, Inc.[d]	49,432
9,600	Questcor Pharmaceuticals, Inc.	244,608
6,300	ResMed, Inc.	275,940
8,950	Sanofi ADR	435,686
4,400	Santarus, Inc.[d]	58,784
5,100	Shire Pharmaceuticals Group plc ADR	510,714
3,800	Spectrum Pharmaceuticals, Inc.	47,918
5,400	Thoratec Corporation[d]	197,262
7,301	United Therapeutics Corporation[d]	393,451
20,580	UnitedHealth Group, Inc.	1,136,222
1,700	Vertex Pharmaceuticals, Inc.[d]	76,126
14,800	VIVUS, Inc.[d]	179,228
800	Waters Corporation[d]	73,256
1,537	Zimmer Holdings, Inc.	114,660

	Total	10,309,159

Industrials (1.2%)
9,300	Actuant Corporation	274,164
4,200	Acuity Brands, Inc.	288,960
5,400	ADT Corporation	256,500
3,778	CSX Corporation	83,229
1,600	Deluxe Corporation	58,864
9,251	EMCOR Group, Inc.	336,089
1,300	EnerSys, Inc.[d]	53,209
2,970	FedEx Corporation	301,307
600	Flowserve Corporation	94,062
6,300	GATX Corporation	298,305
6,244	General Electric Company	139,116
9,200	HNI Corporation	290,444
13,289	Honeywell International, Inc.	906,841
1,200	Huntington Ingalls Industries, Inc.	53,160
3,700	Ingersoll-Rand plc	190,143
17,510	Jacobs Engineering Group, Inc.[d]	842,406
1,900	L-3 Communications Holdings, Inc.	144,248
5,100	Landstar System, Inc.	290,904
1,400	Lockheed Martin Corporation	121,618
5,793	Manitowoc Company, Inc.	101,957
7,600	Manpower, Inc.	391,400
7,400	McDermott International, Inc.[d]	90,058
5,004	Oshkosh Corporation[d]	196,057
8,077	Parker Hannifin Corporation	750,919
3,740	Pentair, Ltd.	189,543
8,700	Southwest Airlines Company	97,527
1,300	SPX Corporation	97,019
1,100	Trex Company, Inc.[d]	46,475
7,200	Tyco International, Ltd.	217,656
5,297	United Technologies Corporation	463,858
18,600	US Airways Group, Inc.[d]	265,608
6,900	Woodward, Inc.	265,029

	Total	8,196,675

Information Technology (2.3%)
18,800	Activision Blizzard, Inc.	214,132

Shares	Common Stock (11.5%)	Value

Information Technology (2.3%) - continued
1,800	Alliance Data Systems Corporation[d]	$283,680
7,800	AOL, Inc.[d]	239,070
4,767	Apple, Inc.	2,170,463
9,832	Applied Materials, Inc.	126,931
10,400	Aruba Networks, Inc.[d]	239,616
45,100	Atmel Corporation[d]	302,170
2,700	Autodesk, Inc.[d]	104,976
3,900	BMC Software, Inc.[d]	162,045
33,400	Brocade Communications Systems, Inc.[d]	191,048
900	CACI International, Inc.[d]	48,267
7,200	Cavium, Inc.[d]	240,768
23,000	Cisco Systems, Inc.	473,110
9,000	Citrix Systems, Inc.[d]	658,440
3,700	Computer Sciences Corporation	154,660
12,177	CoreLogic, Inc.[d]	319,524
10,675	eBay, Inc.[d]	597,053
2,800	Ebix, Inc.	45,752
1,700	EMC Corporation[d]	41,837
11,600	ExactTarget, Inc.[d]	255,084
1,000	Fair Isaac Corporation	45,070
1,522	Google, Inc.[d]	1,150,160
7,800	Informatica Corporation[d]	288,678
900	InterDigital, Inc.	39,051
2,349	Itron, Inc.[d]	108,970
1,400	j2 Global, Inc.	44,548
5,204	Juniper Networks, Inc.[d]	116,465
22,844	Microsoft Corporation	627,525
22,460	NetApp, Inc.[d]	808,560
2,200	NetScout Systems, Inc.[d]	57,266
9,552	NVIDIA Corporation	117,108
35,570	Oracle Corporation	1,263,091
6,614	Plantronics, Inc.	271,968
8,300	QUALCOMM, Inc.	548,049
16,570	Symantec Corporation[d]	360,729
24,170	Teradyne, Inc.[d]	390,587
25,850	Texas Instruments, Inc.	855,118
10,371	TriQuint Semiconductor, Inc.[d]	54,448
2,200	ValueClick, Inc.[d]	45,034
8,700	VeriFone Systems, Inc.[d]	302,064
24,500	Vishay Intertechnology, Inc.[d]	269,255
4,000	VMware, Inc.[d]	305,920
6,200	Western Digital Corporation	291,400
39	Workday, Inc.[d]	2,083
11,266	Xilinx, Inc.	411,096
18,600	Yahoo!, Inc.[d]	365,118

	Total	16,007,987

Materials (0.3%)
2,800	Axiall Corporation	157,304
4,400	Buckeye Technologies, Inc.	126,500
1,000	CF Industries Holdings, Inc.	229,170
5,870	Dow Chemical Company	189,014
2,900	Eagle Materials, Inc.	187,833
4,500	H.B. Fuller Company	175,860
9,600	Huntsman Corporation	169,248
4,360	Nucor Corporation	200,604
2,348	Silgan Holdings, Inc.	100,729
2,781	Southern Copper Corporation	109,544
9,015	Steel Dynamics, Inc.	137,118
8,500	SunCoke Energy, Inc.[d]	140,930

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (11.5%)	Value

Materials (0.3%) - continued
5,800	Teck Resources, Ltd.	$211,642

	Total	2,135,496

Telecommunications Services (0.1%)
8,113	Verizon Communications, Inc.	353,808

	Total	353,808

Utilities (0.3%)
3,400	Calpine Corporation[d]	67,082
5,300	CMS Energy Corporation	136,210
13,700	NiSource, Inc.	370,311
14,004	NV Energy, Inc.	265,096
12,740	PG&E Corporation	543,234
11,300	PNM Resources, Inc.	241,368
2,800	Public Service Enterprise Group, Inc.	87,304
5,332	Southwest Gas Corporation	237,487
3,500	Wisconsin Energy Corporation	138,005

	Total	2,086,097

	Total Common Stock (cost $67,929,110)	78,436,209

Shares	Collateral Held for Securities Loaned (0.4%)	Value

2,489,782	Thrivent Cash Management Trust	2,489,782

	Total Collateral Held for Securities Loaned (cost $2,489,782)	2,489,782

Shares or Principal Amount	Short-Term Investments (15.9%)	Value

	Federal Home Loan Bank Discount Notes
2,000,000	0.100%, 6/7/2013[i,k]	1,999,300
105,849,529	Thrivent Cash Management Trust	105,849,529
	U.S. Treasury Bills
1,100,000	0.085%, 6/13/2013[i,k]	1,099,657

	Total Short-Term Investments (at amortized cost)	108,948,486

	Total Investments (cost $692,198,694) 108.3%	$740,808,087

	Other Assets and Liabilities, Net (8.3%)	(56,807,081)

	Total Net Assets 100.0%	$684,001,006

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2013.
f	All or a portion of the security is on loan.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2013, the value of these investments was $10,824,030 or 1.6% of total net assets.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	At January 31, 2013, $4,148,019 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
j	At January 31, 2013, $500,156 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$50,973,469
Gross unrealized depreciation	(2,364,076)

Net unrealized appreciation (depreciation)	$48,609,393

Cost for federal income tax purposes	$692,198,694

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,478,969	–	2,478,969	–
Capital Goods	837,382	–	837,382	–
Communications Services	6,840,362	–	6,840,362	–
Consumer Cyclical	2,182,098	–	2,182,098	–
Consumer Non-Cyclical	4,421,741	–	4,421,741	–
Energy	2,661,520	–	2,661,520	–
Financials	992,936	–	992,936	–
Technology	2,209,947	–	2,209,947	–
Transportation	421,569	–	421,569	–
Utilities	1,073,971	–	1,073,971	–
Mutual Funds
Equity Mutual Funds	151,115,209	151,115,209	–	–
Fixed Income Mutual Funds	218,785,897	218,785,897	–	–
Long-Term Fixed Income
Asset-Backed Securities	2,048,046	–	2,048,046	–
Basic Materials	1,742,510	–	1,742,510	–
Capital Goods	2,950,179	–	2,950,179	–
Collateralized Mortgage Obligations	10,123,097	–	10,123,097	–
Commercial Mortgage-Backed Securities	13,636,474	–	13,636,474	–
Communications Services	7,719,462	–	7,719,462	–
Consumer Cyclical	5,184,230	–	5,184,230	–
Consumer Non-Cyclical	5,769,990	–	5,769,990	–
Energy	3,843,768	–	3,843,768	–
Financials	15,318,861	–	15,318,861	–
Foreign Government	187,601	–	187,601	–
Mortgage-Backed Securities	67,718,716	–	67,718,716	–
Technology	2,719,513	–	2,719,513	–
Transportation	1,711,716	–	1,711,716	–
U.S. Government and Agencies	11,991,604	–	11,991,604	–
Utilities	4,246,242	–	4,246,242	–
Common Stock
Consumer Discretionary	12,022,138	12,022,138	–	–
Consumer Staples	5,584,800	5,114,343	470,457	–
Energy	7,453,352	7,211,194	242,158	–
Financials	14,286,697	14,286,697	–	–
Health Care	10,309,159	10,309,159	–	–
Industrials	8,196,675	8,196,675	–	–
Information Technology	16,007,987	16,007,987	–	–
Materials	2,135,496	2,135,496	–	–
Telecommunications Services	353,808	353,808	–	–
Utilities	2,086,097	2,086,097	–	–
Collateral Held for Securities Loaned	2,489,782	2,489,782	–	–
Short-Term Investments	108,948,486	105,849,529	3,098,957	–
Total	$740,808,087	$555,964,011	$184,844,076	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,261,525	728,262	533,263	–
Total Asset Derivatives	$1,261,525	$728,262	$533,263	$–

Liability Derivatives
Futures Contracts	1,979,043	1,979,043	–	–
Foreign Currency Forward Contracts	198	–	198	–
Credit Default Swaps	196,398	–	196,398	–
Total Liability Derivatives	$2,175,639	$1,979,043	$196,596	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(80)	March 2013	($17,631,006)	($17,633,750)	($2,744)
5-Yr. U.S. Treasury Bond Futures	(75)	March 2013	(9,346,646)	(9,280,078)	66,568
30-Yr. U.S. Treasury Bond Futures	185	March 2013	27,616,151	26,541,719	(1,074,432)
Eurex EURO STOXX 50 Futures	597	March 2013	20,892,768	21,426,031	533,263
Russell 2000 Index Mini-Futures	(52)	March 2013	(4,394,966)	(4,680,520)	(285,554)
S&P 400 Index Mini-Futures	(75)	March 2013	(7,567,688)	(8,184,001)	(616,313)
S&P 500 Index Futures	51	March 2013	18,377,881	19,039,575	661,694
Total Futures Contracts					($717,518)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Euro	SSB	119,400	2/1/2013	$162,318	$162,120	($198)
Total Purchases				$162,318	$162,120	($198)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($198)

Counterparty
SSB	-	State Street Bank

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 19, 5 Year, at	Buy	12/20/2017	$10,000,000	$127,670	($225,892)	($98,222)
5.00%; Bank of America
CDX HY, Series 19, 5 Year, at	Buy	12/20/2017	3,300,000	42,130	(74,544)	(32,414)
5.00%; J.P. Morgan Chase and Co.
CDX HY, Series 19, 5 Year, at	Buy	12/20/2017	6,700,000	85,586	(151,348)	(65,762)
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($451,784)	($196,398)

1	As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Natural Resources	$10,774,267	$98,908	$–	1,208,229	$11,671,493	$98,908
Partner Small Cap Value	10,519,404	421,807	–	651,587	11,637,342	243,215
Small Cap Stock	2,700,338	–	–	167,827	2,958,792	–
Partner Mid Cap Value	14,034,157	458,574	–	1,127,070	15,531,020	158,466
Mid Cap Stock	7,087,492	31,478	–	428,044	7,816,088	31,478
Partner Worldwide Allocation	38,618,651	933,130	–	4,497,042	42,227,222	933,130
Large Cap Growth	14,211,821	93,591	–	2,420,570	15,249,593	93,591
Large Cap Value	35,218,971	739,718	–	2,436,430	38,446,866	739,718
Large Cap Stock	711,277	49,630	–	32,064	762,812	11,326
Equity Income Plus	4,580,526	35,944	–	480,437	4,813,981	35,944
High Yield	24,865,728	407,406	472,896	4,950,062	25,245,315	409,931
Income	77,051,939	695,004	1,229,529	8,166,073	75,862,819	695,047
Government Bond	12,284,114	489,863	189,158	1,170,913	12,013,571	31,829
Limited Maturity Bond	111,436,908	357,462	6,131,953	8,372,757	105,664,192	357,592
Cash Management Trust- Collateral Investment	2,059,172	3,487,280	3,056,670	2,489,782	2,489,782	2,109
Cash Management Trust- Short Term Investment	65,969,481	67,104,324	27,224,276	105,849,529	105,849,529	26,329
Total Value and Income Earned	432,124,246				478,240,417	3,868,613

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Partner Emerging Markets Equity Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (96.8%)	Value

Bermuda (2.0%)
219,000	Pacific Basin Shipping, Ltd.	$127,411
17,612	VimpelCom, Ltd.	211,520

	Total	338,931

Brazil (7.9%)
13,204	Autometal SA	145,609
20,800	Cia Paranaense de Energia	340,513
15,700	Cyrela Brazil Realty SA Empreendimentos e Participacoes	138,366
43,600	Embraer SA	360,168
24,600	Even Construtora e Incorporadora SA	120,693
47,311	MMX Mineracao e Metalicos SAa	80,462
13,300	Sul America SA	124,361

	Total	1,310,172

Chile (3.2%)
118,975	Aguas Andinas SA	87,380
13,935	Cia Cervecerias Unidas SA	445,223

	Total	532,603

China (8.1%)
212,000	China Petroleum & Chemical Corporation	257,218
184,000	Dongfeng Motor Group Company, Ltd.	301,167
312,000	PetroChina Company, Ltd.	442,438
208,000	Yanzhou Coal Mining Company, Ltd.	354,424

	Total	1,355,247

Colombia (2.6%)
25,058	Bancolombia SA	430,192

	Total	430,192

Czech Republic (1.9%)
1,598	Komercni Banka AS	323,539

	Total	323,539

Egypt (0.4%)
45,783	Ezz Steel	68,042

	Total	68,042

Hong Kong (6.0%)
63,000	China Mobile, Ltd.	688,855
14,000	China Overseas Land & Investment, Ltd.	43,421
145,000	Sinotruk Hong Kong, Ltd.	97,124
41,000	Weichai Power Company, Ltd.	169,190

	Total	998,590

Hungary (0.2%)
363	EGIS Pharmaceuticals plc	31,217

	Total	31,217

India (3.6%)
3,886	Infosys, Ltd. ADR	204,870
11,782	Reliance Industries, Ltd.[b]	394,602

	Total	599,472

Shares	Common Stock (96.8%)	Value

Indonesia (4.2%)
14,567	Bank Rakyat Indonesia Persero Tbk PT	$238,753
41,500	Indo Tambangraya Megah Tbk PT	176,665
85,000	United Tractors Tbk PT	172,812
8,505	Vale Indonesia Tbk PT	120,065

	Total	708,295

Lebanon (0.1%)
1,951	Solidere	24,505

	Total	24,505

Luxembourg (1.6%)
11,073	Ternium SA ADR	261,655

	Total	261,655

Malaysia (3.2%)
100,100	Genting Berhad	306,001
78,200	Malayan Banking Berhad	223,500

	Total	529,501

Mexico (2.8%)
373,100	America Movil SAB de CV	470,681

	Total	470,681

Panama (1.8%)
2,678	Copa Holdings SA	293,509

	Total	293,509

Poland (5.0%)
8,401	Bank Handlowy w Warszawie SA	260,238
6,080	Bank Pekao SA	299,045
12,154	Grupa Lotos SAa	157,437
29,336	Telekomunikacja Polska SA	113,911

	Total	830,631

Russia (6.2%)
80,629	Gazprom OAO	761,944
4,467	Novolipetsk Steel OJSC	94,857
12,220	Sberbank of Russia	180,001

	Total	1,036,802

South Africa (8.3%)
22,319	ABSA Group, Ltd.	427,236
1,733	AngloGold Ashanti, Ltd.	48,559
29,142	Aveng, Ltd.	101,810
8,122	Impala Platinum Holdings, Ltd.	147,212
18,897	MTN Group, Ltd.	369,732
44,042	PPC, Ltd.	161,250
14,645	Reunert, Ltd.	122,143

	Total	1,377,942

South Korea (10.4%)
1,696	Hyundai Heavy Industries Company, Ltd.	334,883
970	Hyundai Mobis	254,023
19,680	LG Uplus Corporation[a]	147,138
1,550	POSCO ADR	126,263
2,420	Samsung Heavy Industries Company, Ltd.	85,035
14,246	Shinhan Financial Group Company, Ltd.	535,233

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Partner Emerging Markets Equity Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (96.8%)	Value

South Korea (10.4%) - continued
1,262	Shinsegae Company, Ltd.	$254,988

	Total	1,737,563

Taiwan (6.2%)
45,000	Advanced Semiconductor Engineering, Inc.	36,321
44,000	Chipbond Technology Corporation	90,531
423,000	Compal Electronics, Inc.	307,631
35,000	Novatek Microelectronics Corporation	139,259
41,000	Taiwan Fertilizer Company, Ltd.	101,756
7,720	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	136,953
5,000	TPK Holding Company, Ltd.	86,166
379,000	Walsin Lihwa Corporation[a]	127,844

	Total	1,026,461

Thailand (3.3%)
30,900	Kasikornbank pcl	205,755
138,100	Thai Oil pcl	341,532

	Total	547,287

Turkey (0.3%)
4,886	Ford Otomotiv Sanayi AS	55,573

	Total	55,573

United Kingdom (1.1%)
14,593	Hikma Pharmaceuticals plc	186,577

	Total	186,577

United States (6.4%)
16,430	iShares MSCI Emerging Markets Index Fund	726,534
7,460	Vanguard MSCI Emerging Markets ETF	332,418

	Total	1,058,952

	Total Common Stock (cost $14,935,046)	16,133,939

Shares	Preferred Stock (2.2%)	Value

Brazil (2.2%)
19,200	Vale SA	373,134

	Total	373,134

	Total Preferred Stock (cost $330,969)	373,134

Shares or Principal Amount	Short-Term Investments (1.0%)	Value

162,467	Thrivent Cash Management Trust	162,467

	Total Short-Term Investments (at amortized cost)	162,467

	Total Investments (cost $15,428,482) 100.0%	$16,669,540

	Other Assets and Liabilities, Net 0.0%	6,729

	Total Net Assets 100.0%	$16,676,269

a	Non-income producing security.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2013, the value of these investments was $394,602 or 2.4% of total net assets.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,476,670
Gross unrealized depreciation	(235,612)

Net unrealized appreciation (depreciation)	$1,241,058

Cost for federal income tax purposes	$15,428,482

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Partner Emerging Markets Equity Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	1,101,462	–	1,101,462	–
Consumer Discretionary	1,745,610	–	1,745,610	–
Consumer Staples	445,223	445,223	–	–
Energy	2,886,260	761,944	2,124,316	–
Financials	4,331,310	1,477,706	2,853,604	–
Health Care	217,794	–	217,794	–
Industrials	2,173,791	293,509	1,880,282	–
Information Technology	694,100	341,823	352,277	–
Materials	1,210,121	556,542	653,579	–
Telecommunications Services	900,375	211,520	688,855	–
Utilities	427,893	–	427,893	–
Preferred Stock
Materials	373,134	–	373,134	–
Short-Term Investments	162,467	162,467	–	–

Total	$16,669,540	$4,250,734	$12,418,806	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Foreign Currency Forward Contracts	47	–	47	–

Total Liability Derivatives	$47	$–	$47	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Brazilian Real	RBS	36,778	2/4/2013	$18,453	$18,468	($15)
Hong Kong Dollar	RBS	76,421	2/1/2013	9,853	9,854	(1)
Polish Zloty	RBS	4,648	2/4/2013	1,499	1,504	(5)
South African Rand	BB	21,073	2/1/2013	2,330	2,356	(26)
Total Sales				$32,135	$32,182	($47)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($47)

Counterparty
BB	-	Barclays Bank
RBS	-	The Royal Bank of Scotland

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Cash Management Trust- Short Term Investment	$124,811	$1,345,818	$1,308,162	162,467	$162,467	$56
Total Value and Income Earned	124,811				162,467	56

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Partner Small Cap Growth Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (97.9%)	Value

Consumer Discretionary (17.6%)
22,010	Aeropostale, Inc.[a]	$297,795
39,260	ANN, Inc.[a]	1,210,779
5,820	Asbury Automotive Group, Inc.[a]	206,959
22,320	BJ’s Restaurants, Inc.[a]	713,570
33,190	Brunswick Corporation	1,200,151
3,800	Buffalo Wild Wings, Inc.[a]	279,490
7,060	Children’s Place Retail Stores, Inc.[a]	351,870
9,080	Cracker Barrel Old Country Store, Inc.	588,566
20	Dorman Products, Inc.	693
14,870	DSW, Inc.	995,249
24,470	Five Below, Inc.[a,b]	905,390
17,520	Hibbett Sports, Inc.[a]	922,603
39,220	HomeAway, Inc.[a,b]	940,103
41,210	Imax Corporation[a,b]	973,792
34,850	Meritage Homes Corporation[a]	1,541,764
4,770	Movado Group, Inc.	174,391
7,550	Oxford Industries, Inc.	372,819
4,780	Red Robin Gourmet Burgers, Inc.[a]	176,717
9,910	Select Comfort Corporation[a]	218,218
87,870	SHFL entertainment, Inc.[a]	1,300,476
32,770	Shutterfly, Inc.[a]	1,084,032
35,940	Sonic Automotive, Inc.	872,264
29,060	Sotheby’s Holdings, Inc.	1,043,835
11,700	Stamps.com, Inc.[a]	315,783
25,395	Steven Madden, Ltd.[a]	1,170,202
33,900	Tenneco, Inc.[a]	1,185,144
50,130	Texas Roadhouse, Inc.	881,787
4,760	Ulta Salon Cosmetics & Fragrance, Inc.	465,623
19,010	Vail Resorts, Inc.	1,004,679
40,060	Vera Bradley, Inc.[a,b]	1,013,117
33,680	Vitamin Shoppe, Inc.[a]	2,057,174
33,860	Zumiez, Inc.[a,b]	714,446

	Total	25,179,481

Consumer Staples (4.3%)
51,450	B&G Foods, Inc.	1,630,965
1,330	Boston Beer Company, Inc.[a,b]	186,652
16,580	Hain Celestial Group, Inc.[a]	944,894
32,130	Susser Holdings Corporation[a]	1,344,962
4,410	TreeHouse Foods, Inc.[a]	233,421
32,760	United Natural Foods, Inc.[a]	1,768,385

	Total	6,109,279

Energy (5.2%)
8,020	Alon USA Energy, Inc.	157,353
4,690	Bonanza Creek Energy, Inc.[a,b]	144,827
48,020	Comstock Resources, Inc.[a]	700,612
13,710	Diamondback Energy, Inc.[a]	307,378
16,960	Dril-Quip, Inc.[a]	1,375,287
37,070	Energy XXI, Ltd.	1,161,032
23,970	Gulfport Energy Corporation[a]	989,242
11,103	Halcon Resources Corporation[a]	84,827
120,140	Kodiak Oil & Gas Corporation[a]	1,105,288
2,990	Lufkin Industries, Inc.	173,151
30,510	Rex Energy Corporation[a]	400,596
35,540	Stone Energy Corporation[a]	799,650

	Total	7,399,243

Financials (8.0%)
38,840	Alterra Capital Holdings, Ltd.	1,183,455
27,650	Bank of the Ozarks, Inc.	1,004,248

Shares	Common Stock (97.9%)	Value

Financials (8.0%) - continued
46,290	Colonial Properties Trust	$1,014,214
141,830	Education Realty Trust, Inc.	1,524,673
47,940	Equity One, Inc.	1,083,923
27,860	Highwoods Properties, Inc.	1,002,960
12,990	Home Loan Servicing Solutions, Ltd.	282,403
11,180	iSTAR Financial, Inc.	108,496
3,990	Oriental Financial Group, Inc.	57,336
20,460	ProAssurance Corporation	921,518
6,920	Sovran Self Storage, Inc.	451,461
7,580	Stewart Information Services Corporation	201,325
8,070	Sun Communities, Inc.	346,606
26,310	Texas Capital Bancshares, Inc.[a]	1,089,234
13,700	Umpqua Holdings Corporation	173,168
4,710	Walter Investment Management Corporation[a]	211,055
20,040	Zillow, Inc.[a,b]	758,314

	Total	11,414,389

Health Care (18.5%)
46,750	Acadia Healthcare Company, Inc.[a]	1,195,398
101,600	ACADIA Pharmaceuticals, Inc.[a]	612,648
33,340	Affymax, Inc.[a]	627,125
35,980	Air Methods Corporation	1,573,046
91,180	Akorn, Inc.[a]	1,193,546
39,780	Align Technology, Inc.[a]	1,247,501
6,990	Analogic Corporation	532,568
19,200	ArthroCare Corporation[a]	699,456
49,610	Bruker Corporation[a]	836,921
20,474	Catamaran Corporation[a]	1,062,396
5,050	Computer Programs and Systems, Inc.	265,680
28,360	Cubist Pharmaceuticals, Inc.[a]	1,220,614
9,990	Cyberonics, Inc.[a]	433,166
7,650	Cynosure, Inc.[a]	204,255
7,270	Emeritus Corporation[a]	196,872
49,360	Endologix, Inc.[a]	756,689
42,150	Incyte Corporation[a,b]	774,717
33,460	Integra LifeSciences Holdings Corporation[a]	1,410,339
10,160	Molina Healthcare, Inc.[a]	291,694
13,160	Onyx Pharmaceuticals, Inc.[a]	1,020,163
6,610	Orthofix International NVa	252,171
40,150	PAREXEL International Corporation[a]	1,359,077
20,730	Pharmacyclics, Inc.[a]	1,437,211
3,740	QLT, Inc.[a]	29,883
14,990	Santarus, Inc.[a]	200,266
18,620	Sarepta Therapeutics, Inc.[a,b]	503,671
14,060	Sirona Dental Systems, Inc.[a]	934,568
18,980	Synageva BioPharma Corporation[a]	878,015
32,310	Team Health Holdings, Inc.[a]	1,094,340
23,540	Teleflex, Inc.	1,765,500
32,380	Viropharma, Inc.[a]	863,251
16,930	West Pharmaceutical Services, Inc.	1,002,425

	Total	26,475,172

Industrials (16.9%)
9,790	AAR Corporation	184,541
24,900	Alaska Air Group, Inc.[a]	1,148,637
54,360	Avis Budget Group, Inc.[a,b]	1,170,371

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Partner Small Cap Growth Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (97.9%)	Value

Industrials (16.9%) - continued
25,960	Belden, Inc.	$1,249,974
21,640	CAI International, Inc.[a]	542,731
21,010	Chart Industries, Inc.[a]	1,390,652
17,620	Clean Harbors, Inc.[a]	979,496
21,130	Colfax Corporation[a]	942,609
5,300	Copa Holdings SA	580,880
7,820	EnPro Industries, Inc.[a]	347,834
4,510	ESCO Technologies, Inc.	185,677
18,280	Genesee & Wyoming, Inc.[a]	1,546,122
37,960	Healthcare Services Group, Inc.	916,734
54,970	Hexcel Corporation[a]	1,472,646
21,960	Huron Consulting Group, Inc.[a]	748,836
41,730	Kforce, Inc.	574,205
5,540	Middleby Corporation[a]	783,134
40,990	Old Dominion Freight Line, Inc.[a]	1,528,107
13,680	On Assignment, Inc.[a]	334,476
3,300	Proto Labs, Inc.[a]	135,729
2,480	RBC Bearings, Inc.[a]	130,770
44,030	Thermon Group Holdings, Inc.[a]	1,065,526
59,240	Titan International, Inc.[b]	1,438,940
5,750	Trex Company, Inc.[a]	242,938
7,340	Triumph Group, Inc.	516,516
55,730	TrueBlue, Inc.[a]	957,999
66,510	US Airways Group, Inc.[a,b]	949,763
30,350	USG Corporation[a,b]	891,986
30,610	Woodward, Inc.	1,175,730

	Total	24,133,559

Information Technology (21.8%)
33,330	Allot Communications, Ltd.[a]	459,621
4,010	ANSYS, Inc.[a]	295,136
32,750	Aspen Technology, Inc.[a]	1,002,150
37,920	Bottomline Technologies, Inc.[a]	1,102,714
29,970	BroadSoft, Inc.[a,b]	1,018,081
57,410	Cardtronics, Inc.[a]	1,486,345
40,060	Cavium, Inc.[a]	1,339,606
66,110	Ciena Corporation[a]	1,035,283
28,580	Cognex Corporation	1,133,483
4,580	Coherent, Inc.	253,778
12,740	CommVault Systems, Inc.[a]	977,540
36,360	Cornerstone OnDemand, Inc.[a]	1,188,245
15,820	Electronics for Imaging, Inc.[a]	357,848
58,540	Finisar Corporation[a,b]	907,370
40,410	Fusion-io, Inc.[a,b]	706,367
21,410	GSI Group, Inc.[a]	203,395
30,970	Guidewire Software, Inc.[a]	1,025,726
7,370	Heartland Payment Systems, Inc.	234,071
7,880	Imperva, Inc.[a]	270,284
15,640	IPG Photonics Corporation[b]	1,024,107
5,220	Magnachip Semiconductor Corporation[a]	83,624
5,750	Manhattan Associates, Inc.[a]	393,932
25,960	MAXIMUS, Inc.	1,780,077
57,590	Monolithic Power Systems, Inc.	1,341,847
5,420	NETGEAR, Inc.[a]	190,296
44,990	NetScout Systems, Inc.[a]	1,171,090
23,340	OSI Systems, Inc.[a]	1,271,096
10,480	Procera Networks, Inc.[a]	176,378
47,950	QLIK Technologies, Inc.[a]	1,064,970
2,610	Radware, Inc.[a]	94,926
227,120	RF Micro Devices, Inc.[a]	1,135,600
40,740	Semtech Corporation[a]	1,228,718
19,650	Sourcefire, Inc.[a]	837,090
9,220	Stratasys, Ltd.[a]	723,586

Shares	Common Stock (97.9%)	Value

Information Technology (21.8%) - continued
11,820	SunPower Corporation[a,b]	$92,078
10,210	Synchronoss Technologies, Inc.[a]	243,100
32,330	Teradyne, Inc.[a]	522,453
7,950	Tyler Technologies, Inc.[a]	429,697
12,420	Ultimate Software Group, Inc.[a]	1,261,127
27,290	Ultratech, Inc.[a]	1,111,522

	Total	31,174,357

Materials (4.8%)
143,060	Boise, Inc.	1,180,245
18,070	Carpenter Technology Corporation	945,603
52,680	Chemtura Corporation[a]	1,249,570
58,790	Commercial Metals Company	978,853
12,890	KapStone Paper and Packaging Corporation	309,360
52,190	Louisiana-Pacific Corporation[a]	1,014,052
21,610	Methanex Corporation	774,827
9,090	Rentech Nitrogen Partners, LP	438,865

	Total	6,891,375

Telecommunications Services (0.7%)
37,900	Cogent Communications Group, Inc.	938,783

	Total	938,783

Utilities (0.1%)
4,080	Artesian Resources Corporation	92,412

	Total	92,412

	Total Common Stock (cost $115,299,849)	139,808,050

Shares	Collateral Held for Securities Loaned (9.7%)	Value

13,890,987	Thrivent Cash Management Trust	13,890,987

	Total Collateral Held for Securities Loaned (cost $13,890,987)	13,890,987

Shares or Principal Amount	Short-Term Investments (2.3%)	Value

3,274,182	Thrivent Cash Management Trust	3,274,182

	Total Short-Term Investments (at amortized cost)	3,274,182

	Total Investments (cost $132,465,018) 109.9%	$156,973,219

	Other Assets and Liabilities, Net (9.9%)	(14,190,131)

	Total Net Assets 100.0%	$142,783,088

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Partner Small Cap Growth Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$26,700,684
Gross unrealized depreciation	(2,192,483)

Net unrealized appreciation (depreciation)	$24,508,201

Cost for federal income tax purposes	$132,465,018

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Partner Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	25,179,481	25,179,481	–	–
Consumer Staples	6,109,279	6,109,279	–	–
Energy	7,399,243	7,399,243	–	–
Financials	11,414,389	11,414,389	–	–
Health Care	26,475,172	26,475,172	–	–
Industrials	24,133,559	24,133,559	–	–
Information Technology	31,174,357	31,174,357	–	–
Materials	6,891,375	6,891,375	–	–
Telecommunications Services	938,783	938,783	–	–
Utilities	92,412	92,412	–	–
Collateral Held for Securities Loaned	13,890,987	13,890,987	–	–
Short-Term Investments	3,274,182	3,274,182	–	–

Total	$156,973,219	$156,973,219	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Cash Management Trust- Collateral Investment	$14,689,588	$19,160,060	$19,958,661	13,890,987	$13,890,987	$24,751
Cash Management Trust- Short Term Investment	3,459,124	7,794,715	7,979,657	3,274,182	3,274,182	902
Total Value and Income Earned	18,148,712				17,165,169	25,653

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Partner Small Cap Value Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (97.6%)	Value

Consumer Discretionary (15.3%)
172,000	Aaron’s, Inc.	$5,099,800
24,300	Ascent Capital Group, Inc.[a]	1,548,153
46,000	CSS Industries, Inc.	1,044,660
76,200	Dorman Products, Inc.	2,638,806
83,500	Drew Industries, Inc.	3,057,770
51,000	Ethan Allen Interiors, Inc.[b]	1,474,410
112,000	Fifth & Pacific Companies, Inc.[a]	1,691,200
73,000	Fred’s, Inc.[b]	965,060
81,000	Haverty Furniture Companies, Inc.	1,458,000
36,000	Hooker Furniture Corporation	543,600
54,000	M/I Homes, Inc.[a]	1,470,960
82,000	MarineMax, Inc.[a]	957,760
48,500	Matthews International Corporation	1,588,860
63,400	Men’s Wearhouse, Inc.	1,924,190
85,500	Meritage Homes Corporation[a]	3,782,520
143,900	Modine Manufacturing Company[a]	1,220,272
157,600	Orient-Express Hotels, Ltd.[a]	1,831,312
12,600	Red Robin Gourmet Burgers, Inc.[a]	465,822
127,000	Shiloh Industries, Inc.	1,377,950
55,000	Stanley Furniture Company, Inc.[a]	255,750
140,000	Stein Mart, Inc.	1,181,600
23,200	Steven Madden, Ltd.[a]	1,069,056

	Total	36,647,511

Consumer Staples (0.6%)
214,000	Alliance One International, Inc.[a]	774,680
28,900	Nash Finch Company	600,253

	Total	1,374,933

Energy (4.0%)
34,700	C&J Energy Services, Inc.[a,b]	794,977
6,500	CARBO Ceramics, Inc.[b]	520,715
81,200	Cloud Peak Energy, Inc.[a]	1,421,812
76,000	Gulf Island Fabrication, Inc.	1,764,720
185,000	Hercules Offshore, Inc.[a]	1,217,300
34,000	PDC Energy, Inc.[a]	1,259,020
64,300	Swift Energy Company[a]	969,001
207,000	Teekay Tankers, Ltd.[b]	592,020
105,500	Tetra Technologies, Inc.[a]	896,750

	Total	9,436,315

Financials (23.9%)
39,300	Alterra Capital Holdings, Ltd.	1,197,471
164,000	Ares Capital Corporation	2,937,240
28,400	Assured Guaranty, Ltd.	514,892
135,900	CBL & Associates Properties, Inc.	2,920,491
143,600	Cedar Realty Trust, Inc.	791,236
330,000	CoBiz Financial, Inc.	2,692,800
60,100	Columbia Banking System, Inc.	1,214,020
44,000	Compass Diversified Holdings	696,080
113,300	Cousins Properties, Inc.	1,008,370
92,500	East West Bancorp, Inc.	2,169,125
36,800	Employers Holdings, Inc.	784,208
96,900	First Potomac Realty Trust	1,327,530
77,100	Glacier Bancorp, Inc.	1,201,218
77,800	Golub Capital BDC, Inc.	1,252,580
52,000	Hatteras Financial Corporation	1,408,160
160,000	Hercules Technology Growth Capital, Inc.	1,956,800
74,400	Home Bancshares, Inc.	2,583,168

Shares	Common Stock (97.6%)	Value

Financials (23.9%) - continued
20,600	iShares Russell 2000 Value Index Fund	$1,648,206
50,100	JMP Group, Inc.	330,660
47,000	Kilroy Realty Corporation	2,345,300
295,800	Kite Realty Group Trust	1,789,590
72,000	LaSalle Hotel Properties	1,965,600
2,300	Markel Corporation[a,b]	1,095,099
91,900	Meadowbrook Insurance Group, Inc.	576,213
65,000	National Interstate Corporation	1,982,500
14,600	Potlatch Corporation	633,494
112,000	ProAssurance Corporation	5,044,480
3,300	PS Business Parks, Inc.	235,488
86,700	Radian Group, Inc.[b]	557,481
170,100	Redwood Trust, Inc.	3,248,910
111,000	Safeguard Scientifics, Inc.[a]	1,713,840
98,000	Sandy Spring Bancorp, Inc.	1,945,300
15,400	Stifel Financial Corporation[a]	567,490
45,100	SVB Financial Group[a]	2,993,287
54,200	Wintrust Financial Corporation	2,009,194

	Total	57,337,521

Health Care (3.8%)
11,600	Analogic Corporation	883,804
5,800	Atrion Corporation	1,162,958
31,400	National Healthcare Corporation	1,511,282
78,000	Triple-S Management Corporation[a]	1,409,460
85,100	Vanguard Health Systems, Inc.[a]	1,188,847
51,000	West Pharmaceutical Services, Inc.	3,019,710

	Total	9,176,061

Industrials (27.1%)
50,000	A.O. Smith Corporation	3,464,000
81,000	Aegion Corporation[a]	1,905,120
73,500	Alaska Air Group, Inc.[a]	3,390,555
32,800	Applied Industrial Technologies, Inc.	1,441,888
28,800	Astec Industries, Inc.	1,017,216
116,500	Beacon Roofing Supply, Inc.[a]	4,210,310
48,700	Belden, Inc.	2,344,905
20,300	Cascade Corporation	1,310,771
31,000	Circor International, Inc.	1,286,500
76,000	Comfort Systems USA, Inc.	981,160
66,000	Dolan Company[a]	231,660
20,600	Franklin Electric Company, Inc.	1,370,312
19,600	FTI Consulting, Inc.[a]	637,000
53,000	G & K Services, Inc.	2,122,120
52,400	Genesee & Wyoming, Inc.[a]	4,431,992
93,000	Gibraltar Industries, Inc.[a]	1,615,410
88,000	Greenbrier Companies, Inc.[a]	1,753,840
35,300	Hub Group, Inc.[a]	1,299,393
44,000	IDEX Corporation	2,195,160
41,000	Kaman Corporation	1,489,940
118,800	Kforce, Inc.	1,634,688
63,100	Kirby Corporation[a]	4,458,015
111,000	Kratos Defense & Security Solutions, Inc.[a,b]	489,510
21,200	Landstar System, Inc.	1,209,248
97,500	McGrath Rentcorp	2,914,275
34,500	Mine Safety Appliances Company	1,594,590
103,000	Navigant Consulting, Inc.[a]	1,187,590
36,100	Nordson Corporation	2,441,082

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Partner Small Cap Value Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (97.6%)	Value

Industrials (27.1%) - continued
12,100	RBC Bearings, Inc.[a]	$638,033
28,800	Robbins & Myers, Inc.	1,678,464
22,000	Sterling Construction Company, Inc.[a]	225,500
37,500	Sun Hydraulics Corporation[b]	1,035,000
25,000	Universal Forest Products, Inc.	1,016,250
69,000	Universal Truckload Services, Inc.	1,237,860
77,000	Vitran Corporation, Inc.[a]	505,890
54,000	Waste Connections, Inc.	1,945,080
56,000	Woodward, Inc.	2,150,960

	Total	64,861,287

Information Technology (8.5%)
61,200	Accelrys, Inc.[a]	576,504
82,800	Advanced Energy Industries, Inc.[a]	1,270,980
31,500	ATMI, Inc.[a]	642,915
75,600	Brooks Automation, Inc.	707,616
32,800	Cabot Microelectronics Corporation	1,212,288
25,000	Cognex Corporation	991,500
53,000	Cohu, Inc.	555,440
107,000	Electro Rent Corporation	1,656,360
70,600	Electro Scientific Industries, Inc.	762,480
136,600	Intevac, Inc.[a]	575,086
14,600	Littelfuse, Inc.	934,546
76,500	Methode Electronics, Inc.	735,930
57,000	Monotype Imaging Holdings, Inc.	1,030,560
34,700	Newport Corporation[a]	500,374
91,000	Progress Software Corporation[a]	2,135,770
42,500	RealNetworks, Inc.[a]	325,550
135,600	ShoreTel, Inc.[a]	581,724
270,000	Sonus Networks, Inc.[a]	612,900
56,000	Synnex Corporation[a]	2,013,200
65,000	Teradyne, Inc.[a,b]	1,050,400
55,000	Xyratex, Ltd.[b]	511,500
67,000	Zygo Corporation[a]	1,065,970

	Total	20,449,593

Materials (9.1%)
34,300	AMCOL International Corporation	1,012,879
60,000	AptarGroup, Inc.	3,091,800
22,300	Carpenter Technology Corporation	1,166,959
68,000	Clearwater Paper Corporation[a]	3,081,080
48,300	Franco-Nevada Corporation	2,581,585
20,100	Haynes International, Inc.	1,027,512
80,300	Innospec, Inc.	3,232,075
40,800	Minerals Technologies, Inc.	1,687,896
103,000	Myers Industries, Inc.	1,522,340
28,000	Schnitzer Steel Industries, Inc.	814,240
15,100	Texas Industries, Inc.[a,b]	858,284
176,000	Wausau Paper Corporation	1,701,920

	Total	21,778,570

Telecommunications Services (0.3%)
83,000	Premiere Global Services, Inc.[a]	777,710

	Total	777,710

Utilities (5.0%)
26,000	Black Hills Corporation	1,049,100
84,000	Cleco Corporation	3,591,000
56,700	El Paso Electric Company	1,910,223
46,000	NorthWestern Corporation	1,701,540

Shares	Common Stock (97.6%)	Value

Utilities (5.0%) - continued
44,400	PNM Resources, Inc.	$948,384
55,800	Southwest Gas Corporation	2,485,332
6,700	UNS Energy Corporation	303,443

	Total	11,989,022

	Total Common Stock (cost $158,320,562)	233,828,523

Shares	Preferred Stock (0.7%)	Value

Financials (0.5%)
705	East West Bancorp, Inc.[c]	1,109,053

	Total	1,109,053

Health Care (0.2%)
37,530	National Healthcare Corporation, Convertible[c]	566,703

	Total	566,703

	Total Preferred Stock (cost $1,182,639)	1,675,756

Shares	Collateral Held for Securities Loaned (2.6%)	Value

6,214,700	Thrivent Cash Management Trust	6,214,700

	Total Collateral Held for Securities Loaned (cost $6,214,700)	6,214,700

Shares or Principal Amount	Short-Term Investments (1.7%)	Value

4,126,752	Thrivent Cash Management Trust	4,126,752

	Total Short-Term Investments (at amortized cost)	4,126,752

	Total Investments (cost $169,844,653) 102.6%	$245,845,731

	Other Assets and Liabilities, Net (2.6%)	(6,143,782)

	Total Net Assets 100.0%	$239,701,949

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$84,252,957
Gross unrealized depreciation	(8,251,879)

Net unrealized appreciation (depreciation)	$76,001,078

Cost for federal income tax purposes	$169,844,653

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Partner Small Cap Value Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Partner Small Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	36,647,511	36,647,511	–	–
Consumer Staples	1,374,933	1,374,933	–	–
Energy	9,436,315	9,436,315	–	–
Financials	57,337,521	57,337,521	–	–
Health Care	9,176,061	9,176,061	–	–
Industrials	64,861,287	64,861,287	–	–
Information Technology	20,449,593	20,449,593	–	–
Materials	21,778,570	19,196,985	2,581,585	–
Telecommunications Services	777,710	777,710	–	–
Utilities	11,989,022	11,989,022	–	–
Preferred Stock
Financials	1,109,053	–	1,109,053	–
Health Care	566,703	566,703	–	–
Collateral Held for Securities Loaned	6,214,700	6,214,700	–	–
Short-Term Investments	4,126,752	4,126,752	–	–

Total	$245,845,731	$242,155,093	$3,690,638	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Cash Management Trust- Collateral Investment	$4,654,850	$17,597,000	$16,037,150	6,214,700	$6,214,700	$19,290
Cash Management Trust- Short Term Investment	3,272,308	5,551,957	4,697,513	4,126,752	4,126,752	1,031
Total Value and Income Earned	7,927,158				10,341,452	20,321

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Small Cap Stock Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (87.5%)	Value

Consumer Discretionary (11.4%)
90,000	Cheesecake Factory, Inc.	$2,984,400
96,400	Children’s Place Retail Stores, Inc.[a]	4,804,576
207,907	Foot Locker, Inc.	7,141,605
74,800	GNC Holdings, Inc.	2,688,312
105,845	Life Time Fitness, Inc.[a]	5,369,517
144,100	Meredith Corporation[b]	5,225,066
269,080	Pier 1 Imports, Inc.	5,836,345

	Total	34,049,821

Consumer Staples (3.7%)
64,292	Annie’s, Inc.[a,b]	2,305,511
131,092	Ingredion, Inc.	8,661,249

	Total	10,966,760

Energy (4.0%)
129,000	Oasis Petroleum, Inc.[a]	4,628,520
403,296	Petroleum Geo-Services ASA	7,154,667

	Total	11,783,187

Financials (23.8%)
47,932	Affiliated Managers Group, Inc.[a]	6,898,853
45,200	Allied World Assurance Company Holdings AG	3,834,316
74,800	American Assets Trust, Inc.	2,161,720
71,600	American Campus Communities, Inc.	3,334,412
110,300	Aspen Insurance Holdings, Ltd.	3,762,333
108,900	BioMed Realty Trust, Inc.	2,216,115
376,300	DCT Industrial Trust, Inc.	2,656,678
139,000	Douglas Emmett, Inc.	3,241,480
45,700	Equity Lifestyle Properties, Inc.	3,272,120
52,100	Extra Space Storage, Inc.	2,075,664
97,600	HCC Insurance Holdings, Inc.	3,775,168
53,400	Highwoods Properties, Inc.	1,922,400
50,600	Home Properties, Inc.	3,110,382
86,400	Pebblebrook Hotel Trust	2,152,224
261,409	Popular, Inc.[a]	7,016,217
67,000	ProAssurance Corporation	3,017,680
97,400	SVB Financial Group[a]	6,464,438
37,754	Taubman Centers, Inc.	3,076,951
123,566	Tower Group, Inc.	2,384,824
192,437	Zions Bancorporation	4,487,631

	Total	70,861,606

Health Care (6.3%)
124,500	Align Technology, Inc.[a]	3,904,320
160,300	Endo Pharmaceutical Holdings, Inc.[a]	5,075,098
49,954	HeartWare International, Inc.[a,b]	4,514,842
65,338	United Therapeutics Corporation[a]	3,521,065
156,800	VIVUS, Inc.[a,b]	1,898,848

	Total	18,914,173

Industrials (16.5%)
268,300	Actuant Corporation	7,909,484
93,800	Acuity Brands, Inc.	6,453,440
243,911	EMCOR Group, Inc.	8,861,287
162,200	GATX Corporation	7,680,170
132,100	HNI Corporation	4,170,397
115,800	Landstar System, Inc.	6,605,232
66,000	Manpower, Inc.	3,399,000

Shares	Common Stock (87.5%)	Value

Industrials (16.5%) - continued
104,200	Woodward, Inc.	$4,002,322

	Total	49,081,332

Information Technology (12.2%)
152,900	Aruba Networks, Inc.[a,b]	3,522,816
405,100	Atmel Corporation[a]	2,714,170
137,900	Cavium, Inc.[a]	4,611,376
77,400	ExactTarget, Inc.[a,b]	1,702,026
70,700	Informatica Corporation[a]	2,616,607
182,736	Plantronics, Inc.	7,514,104
416,519	Teradyne, Inc.[a,b]	6,730,947
104,500	VeriFone Systems, Inc.[a]	3,628,240
294,200	Vishay Intertechnology, Inc.[a]	3,233,258
699	Workday, Inc.[a]	37,341

	Total	36,310,885

Materials (5.3%)
78,300	Buckeye Technologies, Inc.	2,251,125
44,400	Eagle Materials, Inc.	2,875,788
107,100	H.B. Fuller Company	4,185,468
87,500	Materials Select Sector SPDR Fund	3,414,250
177,900	SunCoke Energy, Inc.[a]	2,949,582

	Total	15,676,213

Utilities (4.3%)
263,900	PNM Resources, Inc.	5,636,904
161,491	Southwest Gas Corporation	7,192,809

	Total	12,829,713

	Total Common Stock (cost $227,430,504)	260,473,690

Shares	Collateral Held for Securities Loaned (5.8%)	Value

17,371,838	Thrivent Cash Management Trust	17,371,838

	Total Collateral Held for Securities Loaned (cost $17,371,838)	17,371,838

Shares or Principal Amount	Short-Term Investments (12.4%)	Value

35,342,521	Thrivent Cash Management Trust	35,342,521
	U.S. Treasury Bills
1,500,000	0.085%, 6/13/2013[c,d]	1,499,532

	Total Short-Term Investments (at amortized cost)	36,842,053

	Total Investments (cost $281,644,395) 105.7%	$314,687,581

	Other Assets and Liabilities, Net (5.7%)	(16,829,964)

	Total Net Assets 100.0%	$297,857,617

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At January 31, 2013, $1,499,532 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Small Cap Stock Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$38,717,334
Gross unrealized depreciation	(5,674,148)

Net unrealized appreciation (depreciation)	$33,043,186

Cost for federal income tax purposes	$281,644,395

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	34,049,821	34,049,821	–	–
Consumer Staples	10,966,760	10,966,760	–	–
Energy	11,783,187	4,628,520	7,154,667	–
Financials	70,861,606	70,861,606	–	–
Health Care	18,914,173	18,914,173	–	–
Industrials	49,081,332	49,081,332	–	–
Information Technology	36,310,885	36,310,885	–	–
Materials	15,676,213	15,676,213	–	–
Utilities	12,829,713	12,829,713	–	–
Collateral Held for Securities Loaned	17,371,838	17,371,838	–	–
Short-Term Investments	36,842,053	35,342,521	1,499,532	–
Total	$314,687,581	$306,033,382	$8,654,199	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,805,453	1,805,453	–	–
Total Asset Derivatives	$1,805,453	$1,805,453	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	329	March 2013	$27,807,837	$29,613,290	$1,805,453
Total Futures Contracts					$1,805,453

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Cash Management Trust- Collateral Investment	$18,604,753	$47,848,036	$49,080,951	17,371,838	$17,371,838	$41,754
Cash Management Trust- Short Term Investment	29,007,394	20,385,400	14,050,273	35,342,521	35,342,521	10,145
Total Value and Income Earned	47,612,147				52,714,359	51,899

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Mid Cap Growth Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (95.7%)	Value

Consumer Discretionary (16.4%)
82,300	Abercrombie & Fitch Company	$4,115,000
59,600	Darden Restaurants, Inc.	2,771,400
151,250	Discovery Communications, Inc.[a]	10,493,725
199,400	Dollar Tree, Inc.[a]	7,974,006
102,085	GNC Holdings, Inc.	3,668,935
126,300	Limited Brands, Inc.	6,064,926
70,000	Marriott International, Inc.	2,798,600
32,200	O’Reilly Automotive, Inc.[a]	2,983,330
89,600	PetSmart, Inc.	5,860,736
144,800	Toll Brothers, Inc.[a]	5,422,760
63,800	Tractor Supply Company	6,614,146
8,000	VF Corporation	1,180,640
40,100	Wynn Resorts, Ltd.	5,021,322

	Total	64,969,526

Consumer Staples (3.1%)
54,700	Clorox Company	4,289,027
50,200	Hain Celestial Group, Inc.[a]	2,860,898
52,499	Whole Foods Market, Inc.	5,053,029

	Total	12,202,954

Energy (10.5%)
537,700	Alpha Natural Resources, Inc.[a,b]	4,764,022
126,900	Cameron International Corporation[a]	8,034,039
62,500	Concho Resources, Inc.[a]	5,701,250
60,300	Oil States International, Inc.[a]	4,678,074
130,500	Peabody Energy Corporation	3,282,075
65,100	Range Resources Corporation	4,372,767
48,600	SM Energy Company	2,826,576
102,800	Southwestern Energy Company[a]	3,526,040
327,500	Weatherford International, Ltd.[a]	4,372,125

	Total	41,556,968

Financials (5.4%)
65,120	Affiliated Managers Group, Inc.[a]	9,372,722
19,200	Ameriprise Financial, Inc.	1,273,344
69,500	Discover Financial Services	2,668,105
138,700	First Republic Bank	4,950,203
46,200	T. Rowe Price Group, Inc.	3,300,990

	Total	21,565,364

Health Care (11.0%)
47,000	Actavis, Inc.[a]	4,060,330
11,100	Alexion Pharmaceuticals, Inc.[a]	1,043,289
123,127	AmerisourceBergen Corporation	5,586,272
87,300	BioMarin Pharmaceutical, Inc.[a]	4,791,897
113,852	Catamaran Corporation[a]	5,907,780
46,400	CIGNA Corporation	2,706,976
29,200	Mettler-Toledo International, Inc.[a]	6,205,876
41,900	Onyx Pharmaceuticals, Inc.[a]	3,248,088
56,300	Perrigo Company	5,658,713
122,000	Thoratec Corporation[a]	4,456,660

	Total	43,665,881

Industrials (18.2%)
180,277	AMETEK, Inc.	7,389,554
75,500	B/E Aerospace, Inc.[a]	3,887,495
118,700	Expeditors International of Washington, Inc.	5,092,230
45,155	Flowserve Corporation	7,078,949
64,500	Fortune Brands Home and Security, Inc.[a]	2,111,730

Shares	Common Stock (95.7%)	Value

Industrials (18.2%) - continued
98,300	Jacobs Engineering Group, Inc.[a]	$4,729,213
126,700	JB Hunt Transport Services, Inc.	8,523,109
86,700	Kansas City Southern	8,072,637
337,500	McDermott International, Inc.[a]	4,107,375
71,200	Pentair, Ltd.	3,608,416
180,500	Quanta Services, Inc.[a]	5,229,085
55,000	Roper Industries, Inc.	6,459,750
62,900	Stericycle, Inc.[a]	5,934,615

	Total	72,224,158

Information Technology (22.6%)
144,879	Agilent Technologies, Inc.	6,487,681
107,474	Akamai Technologies, Inc.[a]	4,375,267
105,100	ANSYS, Inc.[a]	7,735,360
323,980	Atmel Corporation[a]	2,170,666
120,486	Autodesk, Inc.[a]	4,684,496
61,100	Broadcom Corporation	1,982,695
153,000	Ciena Corporation[a]	2,395,980
76,600	F5 Networks, Inc.[a]	8,033,808
149,500	Juniper Networks, Inc.[a]	3,345,810
114,700	Lam Research Corporation[a]	4,718,758
38,400	Mercadolibre, Inc.[b]	3,394,560
44,700	Nice Systems, Ltd. ADR[a]	1,648,983
288,719	Nuance Communications, Inc.[a]	6,943,692
550,000	NVIDIA Corporation	6,743,000
233,900	NXP Semiconductors NVa	7,014,661
42,600	Red Hat, Inc.[a]	2,366,856
106,700	Synopsys, Inc.[a]	3,568,048
28,900	Teradata Corporation[a]	1,926,474
134,800	Teradyne, Inc.[a]	2,178,368
107,629	VeriFone Systems, Inc.[a]	3,736,879
111,800	Xilinx, Inc.	4,079,582

	Total	89,531,624

Materials (5.6%)
19,100	Agrium, Inc.	2,167,659
55,500	Airgas, Inc.	5,285,820
44,300	Albemarle Corporation	2,716,033
71,500	Celanese Corporation	3,351,920
55,600	FMC Corporation	3,417,732
64,200	Newmont Mining Corporation	2,758,032
69,800	Silver Wheaton Corporation	2,432,530

	Total	22,129,726

Telecommunications Services (2.9%)
69,000	SBA Communications Corporation[a]	4,806,540
247,200	TW Telecom, Inc.[a]	6,830,136

	Total	11,636,676

	Total Common Stock (cost $285,488,648)	379,482,877

Shares	Collateral Held for Securities Loaned (1.4%)	Value

5,707,400	Thrivent Cash Management Trust	5,707,400

	Total Collateral Held for Securities Loaned (cost $5,707,400)	5,707,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Mid Cap Growth Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.4%)	Value

17,354,201	Thrivent Cash Management Trust	$17,354,201

	Total Short-Term Investments (at amortized cost)	17,354,201

	Total Investments (cost $308,550,249) 101.5%	$402,544,478

	Other Assets and Liabilities, Net (1.5%)	(5,997,194)

	Total Net Assets 100.0%	$396,547,284

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$97,997,159
Gross unrealized depreciation	(4,002,930)

Net unrealized appreciation (depreciation)	$93,994,229

Cost for federal income tax purposes	$308,550,249

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Mid Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	64,969,526	64,969,526	–	–
Consumer Staples	12,202,954	12,202,954	–	–
Energy	41,556,968	41,556,968	–	–
Financials	21,565,364	21,565,364	–	–
Health Care	43,665,881	43,665,881	–	–
Industrials	72,224,158	72,224,158	–	–
Information Technology	89,531,624	89,531,624	–	–
Materials	22,129,726	22,129,726	–	–
Telecommunications Services	11,636,676	11,636,676	–	–
Collateral Held for Securities Loaned	5,707,400	5,707,400	–	–
Short-Term Investments	17,354,201	17,354,201	–	–

Total	$402,544,478	$402,544,478	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Cash Management Trust- Collateral Investment	$12,303,975	$23,630,100	$30,226,675	5,707,400	$5,707,400	$2,265
Cash Management Trust- Short Term Investment	19,928,389	20,199,390	22,773,578	17,354,201	17,354,201	5,212
Total Value and Income Earned	32,232,364				23,061,601	7,477

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Partner Mid Cap Value Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (99.0%)	Value

Consumer Discretionary (10.8%)
2,589	AutoZone, Inc.[a]	$957,153
8,850	Charter Communications, Inc.[a]	690,034
4,684	Chipotle Mexican Grill, Inc.[a]	1,438,035
36,189	D.R. Horton, Inc.	856,232
18,853	Delphi Automotive plc[a]	728,857
86,722	Liberty Interactive Corporation[a]	1,843,710
14,773	Limited Brands, Inc.	709,399
34,514	Macy’s, Inc.	1,363,648
120,884	MGM Resorts International[a]	1,543,689
8,925	PetSmart, Inc.	583,784
11,583	PVH Corporation	1,376,871
11,559	Starwood Hotels & Resorts Worldwide, Inc.	709,838
29,828	Toll Brothers, Inc.[a]	1,117,059
16,358	TRW Automotive Holdings Corporation[a]	942,712
16,406	Urban Outfitters, Inc.[a]	702,013

	Total	15,563,034

Consumer Staples (5.0%)
25,302	Church & Dwight Company, Inc.	1,462,203
39,281	Coca-Cola Enterprises, Inc.	1,369,728
44,864	Constellation Brands, Inc.[a]	1,451,799
20,050	Hain Celestial Group, Inc.[a]	1,142,650
10,053	J.M. Smucker Company	890,997
19,137	Monster Beverage Corporation[a]	916,662

	Total	7,234,039

Energy (9.2%)
31,717	Cameron International Corporation[a]	2,008,003
12,833	Concho Resources, Inc.[a]	1,170,626
21,107	HollyFrontier Corporation	1,102,208
25,314	Marathon Petroleum Corporation	1,878,552
5,563	Oil States International, Inc.[a]	431,578
25,609	Peabody Energy Corporation	644,066
12,697	Pioneer Natural Resources Company	1,492,405
27,650	Range Resources Corporation	1,857,251
51,897	Southwestern Energy Company[a]	1,780,067
17,967	Tesoro Corporation	874,813

	Total	13,239,569

Financials (28.6%)
21,792	Alexandria Real Estate Equities, Inc.	1,579,920
18,552	Ameriprise Financial, Inc.	1,230,369
12,604	AvalonBay Communities, Inc.	1,635,873
13,455	Camden Property Trust	933,642
38,519	CIT Group, Inc.[a]	1,631,280
16,357	Digital Realty Trust, Inc.	1,110,804
23,518	Douglas Emmett, Inc.	548,440
16,039	Everest Re Group, Ltd.	1,857,477
27,286	First Republic Bank	973,837
45,395	Hartford Financial Services Group, Inc.	1,125,796
89,374	Host Hotels & Resorts, Inc.	1,500,589
70,444	Invesco, Ltd.	1,919,599
30,800	iShares Russell Midcap Value Index Fund	1,662,892
68,072	Kimco Realty Corporation	1,413,855
19,195	Lazard, Ltd.	665,107
41,032	Liberty Property Trust	1,607,223
27,304	M&T Bank Corporation[b]	2,803,848

Shares	Common Stock (99.0%)	Value

Financials (28.6%) - continued
134,670	MFA Financial, Inc.	$1,210,683
66,711	NASDAQ OMX Group, Inc.	1,889,256
14,005	PartnerRe, Ltd.	1,228,098
11,415	Piedmont Office Realty Trust, Inc.	220,652
76,870	Principal Financial Group, Inc.	2,383,739
134,140	SLM Corporation	2,265,625
34,642	Tanger Factory Outlet Centers, Inc.	1,227,020
30,729	Ventas, Inc.	2,037,025
43,108	W.R. Berkley Corporation	1,774,756
20,219	Willis Group Holdings plc	722,021
67,665	XL Group plc	1,875,674
11,022	Zions Bancorporation	257,033

	Total	41,292,133

Health Care (7.9%)
53,642	Aetna, Inc.	2,587,154
23,691	AmerisourceBergen Corporation	1,074,861
252,184	Boston Scientific Corporation[a]	1,883,814
76,883	Hologic, Inc.[a]	1,832,891
21,592	Life Technologies Corporation[a]	1,396,786
65,759	Mylan, Inc.[a]	1,859,007
17,511	Vertex Pharmaceuticals, Inc.[a]	784,143

	Total	11,418,656

Industrials (10.1%)
17,609	B/E Aerospace, Inc.[a]	906,687
15,206	Carlisle Companies, Inc.	975,465
30,665	Dover Corporation	2,121,405
353	Flowserve Corporation	55,340
34,431	Fortune Brands Home and Security, Inc.[a]	1,127,271
7,994	Hubbell, Inc.	727,854
25,700	Lennox International, Inc.	1,478,007
12,309	Lincoln Electric Holdings, Inc.	663,824
13,030	Pentair, Ltd.	660,360
13,146	Rockwell Automation, Inc.	1,172,492
11,787	Rockwell Collins, Inc.	694,019
8,591	Sensata Technologies Holding NVa	289,860
24,648	Stanley Black & Decker, Inc.	1,893,706
20,352	Timken Company	1,091,071
21,272	Waste Connections, Inc.	766,217

	Total	14,623,578

Information Technology (10.8%)
28,697	Adobe Systems, Inc.[a]	1,085,608
54,928	Altera Corporation	1,835,694
11,188	Amphenol Corporation	755,973
26,835	Avago Technologies, Ltd.	959,888
13,345	Check Point Software Technologies, Ltd.[a]	667,250
34,982	Fidelity National Information Services, Inc.	1,298,182
88,363	Juniper Networks, Inc.[a]	1,977,564
59,398	Lam Research Corporation[a]	2,443,634
59,955	LSI Corporation[a]	422,083
27,552	NetApp, Inc.[a]	991,872
83,444	ON Semiconductor Corporation[a]	655,035
97,242	Polycom, Inc.[a]	1,072,579
65,050	PTC, Inc.[a]	1,507,859

	Total	15,673,221

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Partner Mid Cap Value Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (99.0%)	Value

Materials (7.2%)
8,920	Albemarle Corporation	$546,885
28,859	Axiall Corporation	1,621,299
28,448	Carpenter Technology Corporation	1,488,684
23,335	Celanese Corporation	1,093,945
8,136	CF Industries Holdings, Inc.	1,864,527
5,073	Martin Marietta Materials, Inc.[b]	500,857
14,289	Packaging Corporation of America	549,126
21,573	Reliance Steel & Aluminum Company	1,396,205
68,596	Sealed Air Corporation	1,284,117

	Total	10,345,645

Utilities (9.4%)
60,340	Calpine Corporation[a]	1,190,508
40,907	CMS Energy Corporation	1,051,310
32,605	Edison International, Inc.	1,571,235
37,332	Northeast Utilities	1,520,532
51,609	NV Energy, Inc.	976,958
6,264	OGE Energy Corporation	367,760
2,071	Pinnacle West Capital Corporation	110,550
56,456	PPL Corporation	1,710,052
29,246	Questar Corporation	679,385
26,398	SCANA Corporation	1,235,691
20,506	Sempra Energy	1,538,975
60,812	Xcel Energy, Inc.	1,689,357

	Total	13,642,313

	Total Common Stock (cost $116,305,961)	143,032,188

Shares	Collateral Held for Securities Loaned (2.0%)	Value

2,911,213	Thrivent Cash Management Trust	2,911,213

	Total Collateral Held for Securities Loaned (cost $2,911,213)	2,911,213

Shares or Principal Amount	Short-Term Investments (1.1%)	Value

1,542,454	Thrivent Cash Management Trust	1,542,454

	Total Short-Term Investments (at amortized cost)	1,542,454

	Total Investments (cost $120,759,628) 102.1%	$147,485,855

	Other Assets and Liabilities, Net (2.1%)	(2,973,219)

	Total Net Assets 100.0%	$144,512,636

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$27,540,224
Gross unrealized depreciation	(813,997)

Net unrealized appreciation (depreciation)	$26,726,227

Cost for federal income tax purposes	$120,759,628

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Partner Mid Cap Value Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Partner Mid Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	15,563,034	15,563,034	–	–
Consumer Staples	7,234,039	7,234,039	–	–
Energy	13,239,569	13,239,569	–	–
Financials	41,292,133	41,292,133	–	–
Health Care	11,418,656	11,418,656	–	–
Industrials	14,623,578	14,623,578	–	–
Information Technology	15,673,221	15,673,221	–	–
Materials	10,345,645	10,345,645	–	–
Utilities	13,642,313	13,642,313	–	–
Collateral Held for Securities Loaned	2,911,213	2,911,213	–	–
Short-Term Investments	1,542,454	1,542,454	–	–

Total	$147,485,855	$147,485,855	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Cash Management Trust- Collateral Investment	$4,042,325	$3,104,244	$4,235,356	2,911,213	$2,911,213	$1,118
Cash Management Trust- Short Term Investment	2,762,894	6,211,908	7,432,348	1,542,454	1,542,454	735
Total Value and Income Earned	6,805,219				4,453,667	1,853

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Mid Cap Stock Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (95.4%)	Value

Consumer Discretionary (14.1%)
216,300	Charter Communications, Inc.[a]	$16,864,911
234,800	Cheesecake Factory, Inc.	7,785,968
306,900	DISH Network Corporation	11,438,163
274,142	Dollar Tree, Inc.[a]	10,962,939
265,800	Omnicom Group, Inc.	14,427,624
48,014	Panera Bread Company[a]	7,673,117
192,300	Penn National Gaming, Inc.[a]	9,357,318
114,700	PetSmart, Inc.	7,502,527
306,700	Tempur-Pedic International, Inc.[a]	11,949,032
362,800	Toll Brothers, Inc.[a]	13,586,860

	Total	111,548,459

Consumer Staples (3.1%)
225,300	Ingredion, Inc.	14,885,571
183,887	TreeHouse Foods, Inc.[a]	9,733,139

	Total	24,618,710

Energy (5.9%)
1,326,334	Alpha Natural Resources, Inc.[a,b]	11,751,319
190,300	Ensco plc	12,097,371
625,900	Patterson-UTI Energy, Inc.[b]	12,730,806
301,400	Southwestern Energy Company[a]	10,338,020

	Total	46,917,516

Financials (21.2%)
246,700	Axis Capital Holdings, Ltd.	9,441,209
587,600	CBL & Associates Properties, Inc.	12,627,524
590,626	HCC Insurance Holdings, Inc.	22,845,414
827,509	Host Hotels & Resorts, Inc.	13,893,876
2,007,200	Huntington Bancshares, Inc.	13,970,112
341,782	Lazard, Ltd.	11,842,746
112,300	M&T Bank Corporation[b]	11,532,087
453,100	NASDAQ OMX Group, Inc.	12,831,792
248,290	Northern Trust Corporation	12,779,486
184,347	Och-Ziff Capital Management Group, LLC	1,825,035
528,200	Piedmont Office Realty Trust, Inc.	10,210,106
269,300	Protective Life Corporation	8,520,652
295,712	W.R. Berkley Corporation	12,174,463
582,202	Zions Bancorporation	13,576,951

	Total	168,071,453

Health Care (10.9%)
102,814	C.R. Bard, Inc.	10,494,225
197,900	Illumina, Inc.[a,b]	10,019,677
322,000	Medicines Company[a]	9,621,360
222,100	ResMed, Inc.[b]	9,727,980
373,800	Thoratec Corporation[a]	13,654,914
182,000	Vertex Pharmaceuticals, Inc.[a]	8,149,960
111,100	Waters Corporation[a]	10,173,427
190,263	Zimmer Holdings, Inc.	14,193,620

	Total	86,035,163

Industrials (12.4%)
203,241	ADT Corporation	9,653,948
365,217	CSX Corporation	8,045,731
67,600	Flowserve Corporation	10,597,652
579,830	Manitowoc Company, Inc.	10,205,008
167,598	Manpower, Inc.	8,631,297
787,100	McDermott International, Inc.[a]	9,579,007
484,444	Oshkosh Corporation[a]	18,980,516
134,818	Parker Hannifin Corporation	12,534,029

Shares	Common Stock (95.4%)	Value

Industrials (12.4%) - continued
917,400	Southwest Airlines Company	$10,284,054

	Total	98,511,242

Information Technology (20.6%)
184,700	Alliance Data Systems Corporation[a,b]	29,108,720
1,026,990	Applied Materials, Inc.	13,258,441
293,400	Autodesk, Inc.[a]	11,407,392
648,888	CoreLogic, Inc.[a]	17,026,821
211,053	eBay, Inc.[a]	11,804,195
265,059	Itron, Inc.[a]	12,296,087
491,650	Juniper Networks, Inc.[a]	11,003,127
1,013,662	NVIDIA Corporation	12,427,496
1,066,051	Teradyne, Inc.[a,b]	17,227,384
1,113,792	TriQuint Semiconductor, Inc.[a]	5,847,408
1,069	Workday, Inc.[a]	57,106
325,082	Xilinx, Inc.	11,862,242
502,200	Yahoo!, Inc.[a]	9,858,186

	Total	163,184,605

Materials (2.8%)
220,064	Silgan Holdings, Inc.	9,440,745
829,794	Steel Dynamics, Inc.	12,621,167

	Total	22,061,912

Utilities (4.4%)
423,200	CMS Energy Corporation	10,876,240
724,938	NV Energy, Inc.	13,723,076
321,800	Public Service Enterprise Group, Inc.	10,033,724

	Total	34,633,040

	Total Common Stock (cost $590,636,888)	755,582,100

Shares	Collateral Held for Securities Loaned (9.5%)	Value

75,370,165	Thrivent Cash Management Trust	75,370,165

	Total Collateral Held for Securities Loaned (cost $75,370,165)	75,370,165

Shares or Principal Amount	Short-Term Investments (4.9%)	Value

38,484,054	Thrivent Cash Management Trust	38,484,054

	Total Short-Term Investments (at amortized cost)	38,484,054

	Total Investments (cost $704,491,107) 109.8%	$869,436,319

	Other Assets and Liabilities, Net (9.8%)	(77,751,234)

	Total Net Assets 100.0%	$791,685,085

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Mid Cap Stock Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$179,043,820
Gross unrealized depreciation	(14,098,608)

Net unrealized appreciation (depreciation)	$164,945,212

Cost for federal income tax purposes	$704,491,107

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	111,548,459	111,548,459	–	–
Consumer Staples	24,618,710	24,618,710	–	–
Energy	46,917,516	46,917,516	–	–
Financials	168,071,453	168,071,453	–	–
Health Care	86,035,163	86,035,163	–	–
Industrials	98,511,242	98,511,242	–	–
Information Technology	163,184,605	163,184,605	–	–
Materials	22,061,912	22,061,912	–	–
Utilities	34,633,040	34,633,040	–	–
Collateral Held for Securities Loaned	75,370,165	75,370,165	–	–
Short-Term Investments	38,484,054	38,484,054	–	–

Total	$869,436,319	$869,436,319	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Cash Management Trust- Collateral Investment	$66,998,025	$157,178,106	$148,805,966	75,370,165	$75,370,165	$20,393
Cash Management Trust- Short Term Investment	8,537,682	55,190,004	25,243,632	38,484,054	38,484,054	6,539
Total Value and Income Earned	75,535,707				113,854,219	26,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (88.2%)	Value

Australia (3.1%)
121,363	ALS, Ltd.	$1,426,814
60,240	Australia & New Zealand Banking Group, Ltd.	1,673,089
1,022,380	Beach Energy, Ltd.	1,523,065
58,420	BHP Billiton, Ltd.	2,297,768
362,595	Clough, Ltd.	415,924
40,116	CSL, Ltd.	2,296,359
27,395	Flight Centre, Ltd.[a]	868,590
729,267	Imdex, Ltd.	1,385,334
84,704	McMillan Shakespeare, Ltd.	1,213,402
366,221	Mermaid Marine Australia, Ltd.	1,553,054
48,433	Monadelphous Group, Ltd.	1,346,309
50,308	Ramsay Health Care, Ltd.	1,549,735
27,104	Rio Tinto, Ltd.	1,882,408
323,681	SAI Global, Ltd.	1,509,242
428,302	Skilled Group, Ltd.	1,242,080
107,854	Troy Resources, Ltd.	383,270
402,654	Westfield Retail Trust	1,348,456

	Total	23,914,899

Austria (0.1%)
18,811	Voestalpine AG	689,703

	Total	689,703

Belgium (1.1%)
49,826	Anheuser-Busch InBev NV	4,384,092
17,718	Barco NV	1,408,028
21,052	EVS Broadcast Equipment SA	1,255,778
22,527	ThromboGenics NVb	1,168,117

	Total	8,216,015

Bermuda (<0.1%)
212,000	Pacific Basin Shipping, Ltd.	123,338
17,096	VimpelCom, Ltd.	205,323

	Total	328,661

Brazil (2.9%)
11,723	Autometal SA	129,278
212,181	Banco Bradesco SA ADR	3,899,886
20,500	Cia Paranaense de Energia	335,601
14,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes	131,315
41,600	Embraer SA	343,646
23,600	Even Construtora e Incorporadora SA	115,787
37,000	Lojas Renner SA	1,481,040
45,900	MMX Mineracao e Metalicos SAb	78,062
42,000	Multiplan Empreendimentos Imobiliarios SA	1,213,800
111,850	Petroleo Brasileiro SA ADR	2,044,618
159,000	Petroleo Brasileiro SA ADR	2,876,310
691,702	Rossi Residencial SA	1,458,884
107,500	Souza Cruz SA	1,778,756
13,000	Sul America SA	121,556
126,412	Ultrapar Participacoes SA	3,051,511
7,865	Vale SA SP ADR	158,637
176,818	Vale SA SP PREF ADR	3,403,747

	Total	22,622,434

Canada (3.3%)
25,421	Agrium, Inc.	2,883,885
25,787	Alimentation Couche-Tard, Inc.	1,258,066
15,128	Bank of Nova Scotia	889,570

Shares	Common Stock (88.2%)	Value

Canada (3.3%) - continued
62,757	Barrick Gold Corporation	$1,998,358
37,124	Canadian National Railway Company	3,563,145
15,008	Dollarama, Inc.	913,059
41,374	Enbridge, Inc.	1,818,979
219,650	Encana Corporation	4,252,424
10,803	Franco-Nevada Corporation	577,409
26,637	Gibson Energy, Inc.	670,866
55,140	Husky Energy Inc.	1,719,324
10,926	Metro, Inc.	678,302
59,085	Pacific Rubiales Energy Corporation	1,378,492
61,909	Sherritt International Corporation	364,974
48,503	Suncor Energy, Inc.	1,648,538
84,576	Yamana Gold, Inc.	1,382,182

	Total	25,997,573

Cayman Islands (0.2%)
2,098,000	NagaCorp, Ltd.	1,655,795

	Total	1,655,795

Chile (0.3%)
115,093	Aguas Andinas SA	84,529
56,106	Banco Santander Chile SA ADR	1,694,401
13,497	Cia Cervecerias Unidas SA	431,229

	Total	2,210,159

China (0.6%)
206,000	China Petroleum & Chemical Corporation	249,938
176,000	Dongfeng Motor Group Company, Ltd.	288,073
2,501,000	PetroChina Company, Ltd.	3,546,595
198,000	Yanzhou Coal Mining Company, Ltd.	337,384

	Total	4,421,990

Colombia (0.1%)
6,042	Bancolombia SA	419,979

	Total	419,979

Cyprus (0.2%)
171,221	Prosafe SE	1,629,497

	Total	1,629,497

Czech Republic (<0.1%)
1,529	Komercni Banka AS	309,569

	Total	309,569

Denmark (1.5%)
43,185	Christian Hansen Holding AS	1,527,518
22,669	Coloplast AS	1,196,427
283,750	Danske Bank ASb	5,437,281
19,738	Novo Nordisk AS	3,633,610

	Total	11,794,836

Egypt (<0.1%)
36,910	Ezz Steel	54,855

	Total	54,855

Finland (0.8%)
119,078	Amer Sports Oyj	1,896,832

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (88.2%)	Value

Finland (0.8%) - continued
200,050	Neste Oil Oyj	$3,192,776
24,155	Outotec Oyj	1,519,340

	Total	6,608,948

France (6.0%)
20,389	Alstom SA	903,762
43,503	Alten SA	1,671,625
18,140	AtoS	1,325,899
292,866	AXA SA	5,422,365
48,433	Bouygues SA	1,374,225
106,750	Cap Gemini SA	5,144,315
9,773	Christian Dior SA	1,706,610
11,393	Cie Generale des Etablissements Michelin	1,059,583
111,748	Compagnie de Saint-Gobain	4,598,302
170,900	GDF Suez	3,505,775
36,562	Ingenico	2,304,831
20,056	Rubis SCA	1,452,820
17,765	Sanofi	1,731,831
15,713	Sartorius Stedim Biotech	1,913,961
86,750	Total SA	4,701,153
35,606	Vinci SA	1,812,463
7,241	Virbac SA	1,622,242
206,140	Vivendi SA	4,414,581

	Total	46,666,343

Germany (7.1%)
55,073	BASF SE	5,577,791
9,495	Bayer AG	936,987
12,243	Bilfinger SE	1,237,485
2,282,350	Commerzbank AGb	4,997,362
92,300	Daimler AG	5,372,025
73,850	Deutsche Boerse AG	4,862,792
24,823	Duerr AG	2,428,782
20,328	Gerresheimer AGb	1,045,154
31,231	Gerry Weber International AG	1,517,157
22,925	Hannover Rueckversicherung AG	1,850,743
28,845	Henkel AG & Company KGaA	2,546,687
110,250	Metro AG	3,404,830
59,254	Norma Group AG	1,722,351
12,894	Pfeiffer Vacuum Technology AG	1,606,479
20,384	RWE AG	766,469
56,816	SAP AG ADR	4,659,295
50,957	Suedzucker AG	2,179,684
36,940	Symrise AG	1,305,786
186,250	ThyssenKrupp AGb	4,521,056
11,220	Volkswagen AG	2,777,781

	Total	55,316,696

Hong Kong (3.5%)
1,114,800	AIA Group, Ltd.	4,434,806
87,000	Cheung Kong Holdings, Ltd.	1,426,862
406,000	China Mobile, Ltd.	4,439,286
14,000	China Overseas Land & Investment, Ltd.	43,421
2,414,050	Guangzhou Automobile Group Company, Ltd.	2,021,166
393,000	Hang Lung Group, Ltd.	2,382,364
379,300	Hutchison Whampoa, Ltd.	4,239,469
1,822,658	New World Development Company, Ltd.	3,352,299
140,000	Sinotruk Hong Kong, Ltd.	93,775
150,500	Swire Pacific, Ltd., Class A	1,931,719
270,000	Swire Pacific, Ltd., Class B	658,841

Shares	Common Stock (88.2%)	Value

Hong Kong (3.5%) - continued
166,950	Swire Properties, Ltd.	$611,396
39,000	Weichai Power Company, Ltd.	160,937
217,000	Wheelock and Company, Ltd.	1,222,799

	Total	27,019,140

Hungary (0.2%)
361	EGIS Pharmaceuticals plc	31,045
9,001	Richter Gedeon Nyrt	1,550,110

	Total	1,581,155

India (1.6%)
22,800	GlaxoSmithKline Pharmaceuticals, Ltd.	878,197
9,500	Grasim Industries, Ltd.	536,848
40,779	Hero Motocorp, Ltd.	1,396,198
90,000	Hindustan Unilever, Ltd.	801,548
182,000	Housing Development Finance Corporation	2,692,545
65,000	ICICI Bank, Ltd.	1,451,553
53,800	Infosys, Ltd.	2,825,587
3,770	Infosys, Ltd. ADR	198,754
42,281	ITC, Ltd.	244,526
11,431	Reliance Industries, Ltd.[c]	382,847
31,428	Ultra Tech Cement, Ltd.	1,124,103

	Total	12,532,706

Indonesia (0.5%)
276,500	Bank Rakyat Indonesia Persero Tbk PT	225,811
40,000	Indo Tambangraya Megah Tbk PT	170,279
3,825,000	PT Astra International Tbk	2,887,951
82,500	United Tractors Tbk PT	167,730
518,000	Vale Indonesia Tbk PT	146,193

	Total	3,597,964

Ireland (0.7%)
466,757	Greencore Group plc	825,741
21,315	Paddy Power plc	1,768,315
45,299	Ryanair Holdings plc ADR	1,764,396
71,675	Smurfit Kappa Group plc	993,029

	Total	5,351,481

Israel (0.6%)
44,063	Radware, Inc.[b]	1,602,571
76,200	Teva Pharmaceutical Industries, Ltd. ADR	2,894,838

	Total	4,497,409

Italy (2.5%)
77,361	Banca Generali SPA	1,482,781
101,073	Brembo SPA	1,406,241
317,594	Enel SPA	1,384,756
208,050	Eni SPA	5,196,546
2,904,150	Intesa Sanpaolo SPA	5,919,636
35,236	Prysmian SPA	753,038
4,009,825	Telecom Italia SPA	3,425,657

	Total	19,568,655

Japan (13.5%)
160,000	Aiful Corporation[b]	1,109,629
94,900	Asics Corporation	1,351,557
44,300	Astellas Pharmaceutical, Inc.	2,255,110
29,000	Avex Group Holdings, Inc.	783,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (88.2%)	Value

Japan (13.5%) - continued
209,500	Bridgestone Corporation	$5,494,506
81,000	Chiyoda Corporation	1,015,384
48,000	Daihatsu Motor Company, Ltd.	998,525
122,000	Daiwa House Industry Company, Ltd.	2,241,902
866,264	Daiwa Securities Group, Inc.	5,038,540
27,300	East Japan Railway Company	1,842,949
18,000	FamilyMart Company, Ltd.	723,079
120,000	Hino Motors, Ltd.	1,260,984
278,000	Hitachi, Ltd.	1,649,679
6,700	Hogy Medical Company, Ltd.	322,920
15,100	Idemitsu Kosan Company, Ltd.	1,323,981
484,000	IHI Corporation	1,254,745
127,900	ITOCHU Corporation	1,446,486
65,800	Japan Tobacco, Inc.	2,053,030
93,100	JTEKT Corporation	994,467
48,000	Kaken Pharmaceutical Company, Ltd.	787,664
18,700	KDDI Corporation	1,391,398
674	M3, Inc.	1,100,139
149,000	Marubeni Corporation	1,094,454
466	Message Company, Ltd.[a]	1,258,702
181,100	Mitsubishi UFJ Financial Group, Inc.	1,029,941
22,300	MonotaRO Company, Ltd.	819,486
270,650	Mori Seiki Company, Ltd.	2,546,010
276,957	MS and AD Insurance Group Holdings, Inc.	5,801,043
137,000	Nikkiso Company, Ltd.	1,493,216
152,000	Nikon Corporation	4,346,134
2,095,400	Nippon Sheet Glass Company[a]	2,442,572
155,000	Nippon Shokubai Company, Ltd.	1,495,105
29,100	Nippon Telegraph & Telephone Corporation	1,218,750
492,500	Nissan Motor Company, Ltd.	5,042,489
106,000	OSG Corporation	1,379,148
30,451	Pigeon Corporation	1,658,543
19,400	Ryohin Keikaku Company, Ltd.	1,098,728
43,000	SCSK Corporation	805,862
41,000	Softbank Corporation	1,460,900
727,800	Sojitz Corporation	1,092,382
532,000	Sumitomo Chemical Company, Ltd.	1,556,381
349,750	Sumitomo Corporation	4,524,130
124,700	Sumitomo Electric Industries, Ltd.	1,403,831
1,489,500	Sumitomo Mitsui Trust Holdings, Inc.	5,501,549
403,000	Sumitomo Osaka Cement Company, Ltd.	1,349,813
82,800	Suzuki Motor Corporation	2,172,652
27,500	Sysmex Corporation	1,311,995
46,700	Tamron Company, Ltd.	1,316,355
125,000	Tatsuta Electric Wire and Cable Company, Ltd.	1,052,985
48,000	Totetsu Kogyo Company, Ltd.	685,629
62,000	Toyo Suisan Kaisha, Ltd.	1,718,964
27,000	Toyo Tanso Company, Ltd.	653,519
116,500	Toyota Motor Corporation	5,564,558
10,200	Tsuruha Holdings, Inc.	852,870
50,900	United Arrows, Ltd.	1,231,821
28,100	West Japan Railway Company	1,108,077
149,000	Yaskawa Electric Corporation	1,391,772

	Total	105,920,890

Shares	Common Stock (88.2%)	Value

Jersey (0.7%)
362,850	WPP plc	$5,697,463

	Total	5,697,463

Lebanon (<0.1%)
1,883	Solidere	23,650

	Total	23,650

Luxembourg (0.4%)
59,000	Tenaris SA ADR	2,482,130
10,827	Ternium SA ADR	255,842

	Total	2,737,972

Malaysia (0.2%)
240,000	CIMB Group Holdings Berhad	556,904
97,000	Genting Berhad	296,524
75,000	Malayan Banking Berhad	214,355
135,500	Public Bank Berhad	676,845

	Total	1,744,628

Mexico (1.2%)
362,800	America Movil SAB de CV	457,687
168,000	Consorcio ARA SAB de CVb	62,895
32,000	Fomento Economico Mexicano SAB de CV ADR	3,452,481
11,100	Grupo Aeroportuario del Sureste SAB de CV ADR	1,325,451
476,500	Grupo Financiero Banorte SAB de CV ADR	3,279,577
271,000	Organizacion Soriana SAB de CV	1,049,931

	Total	9,628,022

Netherlands (3.4%)
90,255	Aalberts Industries NV	2,028,254
1,028,550	Aegon NV	6,866,882
37,676	European Aeronautic Defence and Space Company	1,766,286
15,487	Gemalto NV	1,378,522
32,863	Heineken NV	2,310,951
111,721	Koninklijke DSM NV	6,843,420
24,033	Nutreco NV	2,130,401
55,354	TKH Group NV	1,511,226
45,968	Unilever NV	1,862,439

	Total	26,698,381

New Zealand (0.3%)
423,248	Ryman Healthcare, Ltd.	1,637,623
342,787	Telecom Corporation of New Zealand, Ltd.	698,062

	Total	2,335,685

Norway (1.2%)
32,516	Aker Solutions ASA	711,134
24,760	Petroleum Geo-Services ASA	439,254
22,900	Schibsted ASA	921,999
73,174	Statoil ASA	1,949,538
464,000	STX OSV Holdings, Ltd.	472,418
39,670	TGS Nopec Geophysical Company ASA	1,479,435
176,535	Tomra Systems ASA	1,502,218
36,663	Yara International ASA	1,955,178

	Total	9,431,174

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (88.2%)	Value

Panama (<0.1%)
2,643	Copa Holdings SA	$289,673

	Total	289,673

Philippines (0.5%)
2,769,500	Ayala Land, Inc.	1,974,155
733,966	Bank of the Philippine Islands	1,806,976

	Total	3,781,131

Poland (0.3%)
7,768	Bank Handlowy w Warszawie SA	240,630
41,985	Bank Pekao SA	2,065,037
11,647	Grupa Lotos SAb	150,869
28,405	Telekomunikacja Polska SA	110,296

	Total	2,566,832

Portugal (0.6%)
3,077,825	Banco Espirito Santo SAb	4,365,021

	Total	4,365,021

Russia (0.5%)
79,747	Gazprom OAO	753,609
45,500	Lukoil ADR	3,068,041
815	Magnit OJSC	36,162
3,803	Novolipetsk Steel OJSC	80,757
11,800	Sberbank of Russia	173,814

	Total	4,112,383

Singapore (2.0%)
2,471,000	China Minzhong Food Corporation, Ltd.[a,b]	1,994,395
1,284,000	Ezion Holdings, Ltd.	1,877,545
645,000	First Resources, Ltd.	1,018,014
13,923,000	GMG Global, Ltd.	1,608,640
358,560	Keppel Corporation, Ltd.	3,331,611
938,000	Osim International, Ltd.	1,364,400
578,000	Raffles Medical Group, Ltd.	1,413,305
984,000	Super Group, Ltd.	2,742,941

	Total	15,350,851

South Africa (0.7%)
21,650	ABSA Group, Ltd.	414,430
1,674	AngloGold Ashanti, Ltd.	46,657
28,089	Aveng, Ltd.	98,131
7,871	Impala Platinum Holdings, Ltd.	142,662
67,890	Massmart Holdings, Ltd.	1,385,991
18,319	MTN Group, Ltd.	358,423
42,615	PPC, Ltd.	156,026
14,436	Reunert, Ltd.	120,400
214,000	Truworths International, Ltd.	2,431,902

	Total	5,154,622

South Korea (2.0%)
4,803	E-Mart Company, Ltd.	1,066,787
1,619	Hyundai Heavy Industries Company, Ltd.	319,679
926	Hyundai Mobis	242,500
19,000	LG Uplus Corporation[b]	142,054
11,850	POSCO	3,873,794
1,503	POSCO ADR	122,434
5,950	Samsung Electronics Company, Ltd.	4,636,468
2,350	Samsung Heavy Industries Company, Ltd.	82,575

Shares	Common Stock (88.2%)	Value

South Korea (2.0%) - continued
13,530	Shinhan Financial Group Company, Ltd.	$508,333
1,218	Shinsegae Company, Ltd.	246,098
4,830	SK Telecom Company, Ltd.	742,727
223,683	SK Telecom Company, Ltd. ADR	3,791,427

	Total	15,774,876

Spain (1.2%)
28,239	Almirall SA	349,166
938,667	Iberdrola SA	5,050,832
17,090	Industria de Diseno Textil SA (Inditex)	2,388,617
15,337	Pescanova SA	344,297
30,571	Tubacex SAb	104,131
15,918	Viscofan SA	832,546

	Total	9,069,589

Sweden (1.3%)
40,710	Betsson ABb	1,364,821
59,649	Boliden AB	1,102,498
26,167	Hexpol AB	1,447,241
42,354	Hoganas AB	1,752,670
56,896	Intrum Justitia AB	920,667
190,497	Skandinaviska Enskilda Banken AB	1,908,211
129,518	Volvo AB	1,916,922

	Total	10,413,030

Switzerland (6.9%)
33,416	Actelion, Ltd.[b]	1,655,288
79,800	Adecco SAb	4,575,995
6,791	Bucher Industries AG	1,424,323
4,814	Burckhardt Compression Holding AG	1,696,562
41,234	Compagnie Financiere Richemont SA	3,387,106
190,800	Credit Suisse Group AGb	5,634,861
146,942	EFG International AGb	1,726,429
3,333	Givaudan SAb	3,701,054
87,213	Holcim, Ltd.[b]	6,788,593
13,753	Implenia AGb	679,826
108,391	Nestle SA	7,610,944
63,550	Novartis AG	4,319,904
46,421	Roche Holding AG	10,260,858

	Total	53,461,743

Taiwan (0.8%)
44,000	Advanced Semiconductor Engineering, Inc.	35,514
42,000	Chipbond Technology Corporation	86,416
405,000	Compal Electronics, Inc.	294,540
34,000	Novatek Microelectronics Corporation	135,279
40,000	Taiwan Fertilizer Company, Ltd.	99,274
314,100	Taiwan Mobile Company, Ltd.	1,117,605
1,202,362	Taiwan Semiconductor Manufacturing Company, Ltd.	4,120,163
5,000	TPK Holding Company, Ltd.	86,166
367,000	Walsin Lihwa Corporation[b]	123,797

	Total	6,098,754

Thailand (2.2%)
355,800	Bangkok Bank pcl	2,623,924

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (88.2%)	Value

Thailand (2.2%) - continued
30,400	Kasikornbank pcl	$202,426
4,194,500	Krung Thai Bank pcl	3,225,210
287,000	PTT Exploration & Production pcl	1,598,299
447,750	PTT pcl	5,120,895
130,800	Siam Cement pcl	2,029,577
378,400	Siam Commercial Bank pcl	2,272,257
135,600	Thai Oil pcl	335,350

	Total	17,407,938

Turkey (0.8%)
544,258	Akbank TAS	2,752,238
35,398	BIM Birlesik Magazalar AS	1,716,328
4,676	Ford Otomotiv Sanayi AS	53,185
321,000	Turkiye Garanti Bankasi AS	1,609,735

	Total	6,131,486

United Kingdom (10.5%)
232,394	Aberdeen Asset Management plc	1,483,185
52,883	Aveva Group plc	1,812,120
190,866	Babcock International Group plc	3,142,855
1,084,311	BAE Systems plc	5,835,765
91,646	Bellway plc	1,612,049
17,000	BHP Billiton plc	583,651
35,568	British American Tobacco plc	1,848,517
52,011	Diageo plc	1,548,264
161,703	Elementis plc	541,373
263,556	Fenner plc	1,585,152
88,159	GlaxoSmithKline plc	2,016,535
255,396	Halma plc	1,865,404
14,092	Hikma Pharmaceuticals plc	180,172
87,950	HSBC Holdings plc ADR	5,000,838
138,995	Inchcape plc	1,042,981
655,757	Intermediate Capital Group plc	3,675,667
804,331	ITV plc	1,461,925
124,977	Lancashire Holdings, Ltd.	1,625,780
605,268	Legal & General Group plc	1,461,664
94,630	London Stock Exchange Group plc	1,807,415
154,428	Mondi plc	1,829,627
275,335	Morgan Crucible Company plc	1,212,144
15,188	Next plc	977,025
386,668	Pace plc	1,384,111
98,870	Persimmon plc	1,321,649
120,230	Prudential plc	1,825,074
46,949	Rio Tinto plc	2,652,337
41,331	SABMiller plc	2,034,948
97,114	Smith & Nephew plc	1,119,820
55,048	Spirax-Sarco Engineering plc	1,964,625
534,995	Spirent Communications plc	1,361,262
80,860	Sports Direct International plc[b]	506,521
225,611	Standard Chartered plc	6,006,621
165,397	Tate & Lyle plc	2,131,357
683,288	Taylor Wimpey plc	770,858
112,730	Telecity Group plc	1,514,438
855,250	Tesco plc	4,833,532
64,409	Ultra Electronics Holdings plc	1,679,755
44,377	Unilever plc	1,807,621
1,425,887	Vodafone Group plc	3,891,456
27,897	Whitbread plc	1,136,972

	Total	82,093,065

United States (0.1%)
17,460	iShares MSCI Emerging Markets Index Fund	772,081

Shares	Common Stock (88.2%)	Value

United States (0.1%) - continued
5,460	Vanguard MSCI Emerging Markets ETF	$243,298

	Total	1,015,379

	Total Common Stock (cost $612,148,702)	688,310,700

Principal Amount	Long-Term Fixed Income (9.3%)	Value

Angola (0.1%)
	Republic of Angola Via Northern Lights III BV
500,000	7.000%, 8/16/2019	563,750

	Total	563,750

Argentina (0.2%)
	Arcos Dorados SA
177,000	7.500%, 10/1/2019	190,718
	Argentina Government International Bond
967,724	7.820%, 12/31/2033[d]	768,670
5,154,000	0.000%, 12/15/2035[d,e]	357,601

	Total	1,316,989

Austria (<0.1%)
	OGX Austria GmbH
200,000	8.500%, 6/1/2018	186,500

	Total	186,500

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
200,000	5.450%, 2/9/2017	218,000

	Total	218,000

Belarus (0.1%)
	Belarus Government International Bond
466,000	8.750%, 8/3/2015	490,465

	Total	490,465

Belize (<0.1%)
	Belize Government International Bond
140,000	8.500%, 2/20/2029	78,400

	Total	78,400

Bermuda (0.1%)
	China Resources Gas Group, Ltd
400,000	4.500%, 4/5/2022	434,881
	Digicel Group, Ltd.
170,000	8.250%, 9/30/2020[c]	189,550

	Total	624,431

Bolivia (<0.1%)
	Bolivia Government International Bond
200,000	4.875%, 10/29/2022[c]	198,000

	Total	198,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.3%)	Value

Brazil (0.3%)
	Banco do Brasil SA/Cayman Islands
$630,000	3.875%, 10/10/2022	$623,700
	Banco do Estado do Rio Grande do Sul SA
460,000	7.375%, 2/2/2022[c]	506,000
	Brazil Government International Bond
10,000	8.250%, 1/20/2034	15,825
340,000	11.000%, 8/17/2040	422,110
300,000	5.625%, 1/7/2041	362,550
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[c,f,g]	0
	Petrobras International Finance Company
160,000	7.875%, 3/15/2019	197,095

	Total	2,127,280

Canada (0.1%)
	Eldorado Gold Corporation
240,000	6.125%, 12/15/2020[c]	252,301
	Nexen, Inc.
65,000	6.400%, 5/15/2037	82,850
	PTTEP Canada International Finance, Ltd.
200,000	5.692%, 4/5/2021	228,075
200,000	5.692%, 4/5/2021[c]	228,075

	Total	791,301

Cayman Islands (0.1%)
	Country Garden Holdings Company, Ltd.
700,000	2.500%, 2/22/2013[h]	135,613
	Dubai Holding Commercial Operations MTN, Ltd.
100,000	4.750%, 1/30/2014[d]	135,616
50,000	6.000%, 2/1/2017[i]	79,300
	Petrobras International Finance Company
170,000	5.750%, 1/20/2020	189,934
158,000	5.375%, 1/27/2021	173,108
	Raizen Fuels Finance, Ltd.
330,000	9.500%, 8/15/2014	364,649
	Sun Hung Kai Properties Capital Market, Ltd.
220,000	4.500%, 2/14/2022	234,488

	Total	1,312,708

Chile (0.4%)
	AES Gener SA
170,000	5.250%, 8/15/2021	190,372
70,000	5.250%, 8/15/2021[c]	78,389
	Banco de Credito e Inversiones
200,000	3.000%, 9/13/2017	204,217
580,000	3.000%, 9/13/2017[c]	592,227
	Banco del Estado de Chile
100,000	4.125%, 10/7/2020[c]	108,405
430,000	4.125%, 10/7/2020	466,140
	Banco Santander Chile
190,000	3.875%, 9/20/2022[c]	193,515
	Chile Government International Bond
100,000	3.875%, 8/5/2020	110,750

Principal Amount	Long-Term Fixed Income (9.3%)	Value

Chile (0.4%) - continued
$380,000	3.250%, 9/14/2021	$404,700
300,000	3.625%, 10/30/2042	282,000
	CorpGroup Banking SA
250,000	6.750%, 3/15/2023[c]	254,063
	E-CL SA
120,000	5.625%, 1/15/2021[c]	135,816

	Total	3,020,594

Colombia (0.6%)
	Banco de Bogota SA
400,000	5.000%, 1/15/2017	432,000
	Bancolombia SA
100,000	5.950%, 6/3/2021	115,500
260,000	5.125%, 9/11/2022	269,100
	Colombia Government International Bond
20,000	8.250%, 12/22/2014	22,640
450,000	7.375%, 1/27/2017	552,600
540,000	7.375%, 3/18/2019	694,709
290,000	2.625%, 3/15/2023	278,400
400,000	7.375%, 9/18/2037	582,000
520,000	6.125%, 1/18/2041	665,600
	Colombia Telecomunicaciones SA ESP
200,000	5.375%, 9/27/2022[c]	201,000
	Empresa de Energia de Bogota SA
520,000	6.125%, 11/10/2021[c]	590,200
	Empresas Publicas de Medellin ESP
100,000	7.625%, 7/29/2019	125,750
	Transportadora de Gas del Internacional SA ESP
200,000	5.700%, 3/20/2022[c]	224,000

	Total	4,753,499

Costa Rica (0.1%)
	Costa Rica Government International Bond
10,000	9.995%, 8/1/2020	14,100
510,000	4.250%, 1/26/2023[c]	522,750

	Total	536,850

Croatia (<0.1%)
	Hrvatska Elektroprivreda
200,000	6.000%, 11/9/2017[c]	214,200

	Total	214,200

Dominican Republic (0.2%)
	Aeropuertos Dominicanos Siglo XXI SA
370,000	9.250%, 11/13/2019[c]	394,050
	Dominican Republic Government International Bond
131,157	9.040%, 1/23/2018	148,208
1,120,000	7.500%, 5/6/2021	1,276,800
190,000	8.625%, 4/20/2027	232,750

	Total	2,051,808

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.3%)	Value

Egypt (<0.1%)
	Egypt Government International Bond
$350,000	5.750%, 4/29/2020	$332,500

	Total	332,500

El Salvador (<0.1%)
	El Salvador Government International Bond
260,000	5.875%, 1/30/2025[c]	274,950

	Total	274,950

Gabon (<0.1%)
	Gabon Government International Bond
235,000	8.200%, 12/12/2017	284,938

	Total	284,938

Ghana (<0.1%)
	Ghana Government International Bond
190,000	8.500%, 10/4/2017	220,875

	Total	220,875

Guatemala (<0.1%)
	Guatemala Government International Bond
190,000	5.750%, 6/6/2022[c]	217,075

	Total	217,075

Hong Kong (<0.1%)
	Zijin International Finance Company, Ltd.
100,000	4.250%, 6/30/2016	106,507

	Total	106,507

Hungary (0.1%)
	Hungary Government International Bond
100,000	3.500%, 7/18/2016[d]	132,656
190,000	4.375%, 7/4/2017[d]	256,587
31,000	3.875%, 2/24/2020[d]	39,739
80,000	7.625%, 3/29/2041	93,400

	Total	522,382

Indonesia (0.8%)
	Indonesia Government International Bond
100,000	6.750%, 3/10/2014	105,500
2,380,000	11.625%, 3/4/2019	3,546,199
290,000	8.500%, 10/12/2035	445,150
650,000	7.750%, 1/17/2038	934,375
330,000	5.250%, 1/17/2042	365,063
	Perusahaan Penerbit SBSN
270,000	4.000%, 11/21/2018[c]	285,525

	Total	5,681,812

Iraq (0.1%)
	Iraq Government International Bond
500,000	5.800%, 1/15/2028	480,000

	Total	480,000

Principal Amount	Long-Term Fixed Income (9.3%)	Value

Ireland (0.1%)
	MTS International Funding, Ltd.
$520,000	8.625%, 6/22/2020	$656,864
	Sibur Securities, Ltd.
280,000	3.914%, 1/31/2018[c]	278,600
	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
170,000	9.125%, 4/30/2018	201,875

	Total	1,137,339

Israel (<0.1%)
	Israel Government International Bond
210,000	4.500%, 1/30/2043	207,140

	Total	207,140

Ivory Coast (0.3%)
	Ivory Coast Government International Bond
2,108,000	5.750%, 12/31/2032	2,013,140

	Total	2,013,140

Kazakhstan (0.2%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
100,000	6.250%, 5/20/2015	107,000
	KazMunaiGaz Finance Sub BV
290,000	7.000%, 5/5/2020	353,075
	KazMunayGas National Company
240,000	11.750%, 1/23/2015	281,400
200,000	6.375%, 4/9/2021[c]	238,000
260,000	6.375%, 4/9/2021	309,400

	Total	1,288,875

Luxembourg (0.3%)
	Gazprom OAO Via Gaz Capital SA
478,000	9.250%, 4/23/2019	623,193
260,000	5.999%, 1/23/2021	292,825
	Sberbank of Russia Via SB Capital SA
220,000	5.125%, 10/29/2022[c]	221,100
	TNK-BP Finance SA
490,000	7.875%, 3/13/2018	591,675
220,000	7.250%, 2/2/2020	265,650

	Total	1,994,443

Malaysia (0.1%)
	Wakala Global Sukuk Bhd
360,000	4.646%, 7/6/2021	409,385

	Total	409,385

Mexico (0.8%)
	America Movil SAB de CV
2,790,000	6.450%, 12/5/2022[j]	230,826
	Grupo KUO SAB de CV
200,000	6.250%, 12/4/2022[c]	216,500
	Mexican Bonos
3,369,600	7.750%, 5/29/2031[j]	319,428
3,823,400	7.750%, 11/13/2042[j]	365,530
	Mexico Cetes
95,301,000	Zero Coupon, 6/27/2013[j]	736,452

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.3%)	Value

Mexico (0.8%) - continued
	Mexico Government International Bond
$540,000	5.875%, 1/15/2014	$563,760
10,000	6.625%, 3/3/2015	11,113
40,000	5.625%, 1/15/2017	46,460
146,000	3.625%, 3/15/2022	156,585
190,000	6.750%, 9/27/2034	257,450
276,000	6.050%, 1/11/2040	345,690
1,210,000	4.750%, 3/8/2044	1,272,314
60,000	5.750%, 10/12/2110	67,050
	Pemex Project Funding Master Trust
280,000	6.625%, 6/15/2035	338,100
	Petroleos Mexicanos
30,000	8.000%, 5/3/2019	38,400
200,000	5.500%, 1/21/2021	229,500
110,000	3.500%, 1/30/2023[c]	107,800
50,000	6.500%, 6/2/2041	58,875

	Total	5,361,833

Netherlands (0.1%)
	Kazakhstan Temir Zholy Finance BV
200,000	6.950%, 7/10/2042[c]	249,500
	Listrindo Capital BV
200,000	6.950%, 2/21/2019	223,043
	VimpelCom Holdings BV
200,000	7.504%, 3/1/2022[c]	228,000

	Total	700,543

Nigeria (0.1%)
	Nigeria Government International Bond
460,000	6.750%, 1/28/2021	549,700

	Total	549,700

Pakistan (<0.1%)
	Pakistan Government International Bond
200,000	6.875%, 6/1/2017	179,500
120,000	7.875%, 3/31/2036	87,300

	Total	266,800

Panama (0.2%)
	Panama Government International Bond
230,000	7.250%, 3/15/2015	257,025
527,000	8.875%, 9/30/2027	815,533
190,000	9.375%, 4/1/2029	310,175
420,000	6.700%, 1/26/2036	563,850

	Total	1,946,583

Paraguay (0.1%)
	Banco Continental SAECA
150,000	8.875%, 10/15/2017[c]	165,000
	Paraguay Government International Bond
500,000	4.625%, 1/25/2023[c]	495,000

Principal Amount	Long-Term Fixed Income (9.3%)	Value

Paraguay (0.1%) - continued
	Telefonica Celular del Paraguay SA
$200,000	6.750%, 12/13/2022[c]	$217,000

	Total	877,000

Peru (0.3%)
	Ajecorp BV
150,000	6.500%, 5/14/2022[c]	165,000
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[c]	219,500
	Corporacion Lindley SA
40,000	6.750%, 11/23/2021	46,300
90,000	6.750%, 11/23/2021[c]	104,175
	Peru Government International Bond
200,000	5.625%, 11/18/2050	235,000
260,000	7.350%, 7/21/2025	366,600
445,000	8.750%, 11/21/2033	739,813
40,000	6.550%, 3/14/2037	54,500
	Volcan Cia Minera SAA
10,000	5.375%, 2/2/2022	10,975
44,000	5.375%, 2/2/2022[c]	48,290

	Total	1,990,153

Philippines (0.2%)
	Energy Development Corporation
200,000	6.500%, 1/20/2021	223,930
	Philippines Government International Bond
500,000	7.500%, 9/25/2024	693,750
60,000	9.500%, 10/21/2024	95,100
290,000	5.500%, 3/30/2026	355,613

	Total	1,368,393

Qatar (<0.1%)
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
239,250	5.298%, 9/30/2020	267,601

	Total	267,601

Romania (0.1%)
	Romania Government International Bond
27,000	6.500%, 6/18/2018[d]	41,628
150,000	6.750%, 2/7/2022	180,597
360,000	6.750%, 2/7/2022[c]	433,433

	Total	655,658

Russia (0.5%)
	AHML Finance, Ltd.
5,700,000	7.750%, 2/13/2018	189,924
	Gazprom Neft Capital SA
230,000	4.375%, 9/19/2022[c]	230,920
	Rosneft Oil Company via Rosneft International Finance, Ltd.
1,040,000	4.199%, 3/6/2022[c]	1,040,000
	Russia Government International Bond
100,000	5.000%, 4/29/2020	113,875
1,400,000	4.500%, 4/4/2022[c]	1,546,720

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.3%)	Value

Russia (0.5%) - continued
$174,375	7.500%, 3/31/2030	$217,969

	Total	3,339,408

Serbia (<0.1%)
	Serbia Government International Bond
40,000	6.750%, 11/1/2024	40,000

	Total	40,000

Slovenia (0.3%)
	Slovenia Government International Bond
1,230,000	5.500%, 10/26/2022[c]	1,274,587
850,000	5.500%, 10/26/2022	880,813

	Total	2,155,400

South Africa (<0.1%)
	Peermont Global Proprietary, Ltd.
280,000	7.750%, 4/30/2014[d]	366,875
	South Africa Government International Bond
220,000	6.250%, 3/8/2041	270,886

	Total	637,761

Sri Lanka (<0.1%)
	Sri Lanka Government International Bond
220,000	6.250%, 7/27/2021[c]	239,196

	Total	239,196

Supranational (0.1%)
	Corporacion Andina de Fomento
599,000	3.750%, 1/15/2016	631,816
424,000	4.375%, 6/15/2022	460,970

	Total	1,092,786

Turkey (0.6%)
	Anadolu Efes Biracilik Ve Malt Sanayii AS
400,000	3.375%, 11/1/2022[c]	383,500
	Export Credit Bank of Turkey
270,000	5.375%, 11/4/2016[c]	290,925
	Turkey Government International Bond
180,000	7.000%, 9/26/2016	209,430
1,145,000	6.750%, 4/3/2018	1,365,413
340,000	7.375%, 2/5/2025	447,440
350,000	6.875%, 3/17/2036	453,250
240,000	7.250%, 3/5/2038	327,600
670,000	6.000%, 1/14/2041	797,300
	Turkiye Halk Bankasi AS
200,000	4.875%, 7/19/2017	211,400
200,000	4.875%, 7/19/2017[c]	211,400

	Total	4,697,658

Ukraine (0.5%)
	Ukraine Government International Bond
910,000	9.250%, 7/24/2017	989,625
240,000	8.375%, 11/3/2017	242,712
520,000	9.000%, 12/7/2017[c]	542,100
580,000	7.800%, 11/28/2022[c]	600,300

Principal Amount	Long-Term Fixed Income (9.3%)	Value

Ukraine (0.5%) - continued
$1,370,000	7.800%, 11/28/2022	$1,417,950

	Total	3,792,687

United Arab Emirates (<0.1%)
	Dolphin Energy, Ltd.
181,512	5.888%, 6/15/2019	203,293
210,000	5.500%, 12/15/2021	242,025

	Total	445,318

United Kingdom (0.1%)
	HSBC Bank plc
78,000,000	Zero Coupon, 8/12/2013[c,g],o	469,732

	Total	469,732

United States (0.2%)
	Banco del Estado de Chile
150,000	0.200%, 2/22/2013	150,000
	Cemex Finance, LLC
230,000	9.375%, 10/12/2022[c]	259,900
	HSBC Bank USA NA/New York
600,000	17.276%, 8/15/2040[g,k]	934,503
	HSBC USA, Inc.
901,000	10.000%, 1/5/2017[g,l]	474,092

	Total	1,818,495

Uruguay (0.1%)
	Uruguay Government International Bond
542,000	7.625%, 3/21/2036	798,095

	Total	798,095

Venezuela (0.6%)
	Petroleos de Venezuela SA
778,400	5.250%, 4/12/2017	675,262
450,000	9.000%, 11/17/2021	427,500
300,000	5.375%, 4/12/2027	216,000
10,000	5.500%, 4/12/2037	7,025
	Venezuela Government International Bond
90,000	7.750%, 10/13/2019	86,985
610,000	9.000%, 5/7/2023	605,425
500,000	8.250%, 10/13/2024	472,500
80,000	7.650%, 4/21/2025	72,800
10,000	11.750%, 10/21/2026	11,335
1,420,000	11.950%, 8/5/2031	1,629,449

	Total	4,204,281

Vietnam (<0.1%)
	Vietnam Government International Bond
100,000	6.875%, 1/15/2016	110,000

	Total	110,000

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
20,000	6.750%, 2/9/2022	21,750
50,000	6.750%, 2/9/2022[c]	54,375
	Talent Yield Investments, Ltd.
260,000	4.500%, 4/25/2022[c]	280,649

	Total	356,774

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.3%)	Value
Zambia (0.1%)
	Zambia Government International Bond
$210,000	5.375%, 9/20/2022[c]	$215,250
400,000	5.375%, 9/20/2022	410,000

	Total	625,250

	Total Long-Term Fixed Income (cost $67,987,581)	72,463,241

Shares	Preferred Stock (<0.1%)	Value
Brazil (<0.1%)
18,500	Vale SA	359,530

	Total	359,530

	Total Preferred Stock (cost $329,166)	359,530

Shares	Collateral Held for Securities Loaned (0.9%)	Value
6,674,784	Thrivent Cash Management Trust	6,674,784

	Total Collateral Held for Securities Loaned (cost $6,674,784)	6,674,784

Shares or Principal Amount	Short-Term Investments (1.8%)	Value
	Federal Home Loan Bank Discount Notes
200,000	0.090%, 6/7/2013[m,n]	199,937
13,763,134	Thrivent Cash Management Trust	13,763,134

	Total Short-Term Investments (at amortized cost)	13,963,071

	Total Investments (cost $701,103,304) 100.2%	$781,771,326

	Other Assets and Liabilities, Net (0.2%)	(1,415,526)

	Total Net Assets 100.0%	$780,355,800

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2013, the value of these investments was $17,069,390 or 2.2% of total net assets.
d	Principal amount is displayed in Euros.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2013.
f	Defaulted security. Interest is not being accrued.
g	Security is fair valued.
h	Principal amount is displayed in Chinese Yuan.
i	Principal amount is displayed in British Pounds.
j	Principal amount is displayed in Mexican Pesos.
k	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
l	Principal amount is displayed in Brazilian Real.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At January 31, 2013, $199,937 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
o	Principal amount is displayed in Nigerian Naira. Security is linked to Nigerian Treasury Bill.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$110,224,431
Gross unrealized depreciation	(29,556,409)

Net unrealized appreciation (depreciation)	$80,668,022

Cost for federal income tax purposes	$701,103,304

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	1,068,460	–	1,068,460	–
Consumer Discretionary	98,577,742	–	98,577,742	–
Consumer Staples	68,132,132	3,883,710	64,248,422	–
Energy	65,841,316	12,409,091	53,432,225	–
Financials	145,982,613	12,204,297	133,778,316	–
Health Care	53,880,023	2,894,838	50,985,185	–
Industrials	113,492,575	3,379,520	110,113,055	–
Information Technology	48,721,930	1,801,325	46,920,605	–
Materials	67,192,193	3,987,317	63,204,876	–
Telecommunications Services	20,921,691	3,996,750	16,924,941	–
Utilities	4,500,025	–	4,500,025	–
Long-Term Fixed Income
Basic Materials	418,073	–	418,073	–
Capital Goods	476,400	–	476,400	–
Communications Services	1,925,115	–	1,925,115	–
Consumer Cyclical	693,206	–	693,206	–
Consumer Non-Cyclical^	1,139,749	–	1,139,749	0
Energy	8,732,512	–	8,732,512	–
Financials	7,054,112	–	5,175,785	1,878,327
Foreign Government	48,465,050	–	48,465,050	–
Transportation	643,550	–	643,550	–
Utilities	2,915,474	–	2,915,474	–
Preferred Stock
Materials	359,530	–	359,530	–
Collateral Held for Securities Loaned	6,674,784	6,674,784	–	–
Short-Term Investments	13,963,071	13,763,134	199,937	–
Total	$781,771,326	$64,994,766	$714,898,233	$1,878,327

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	115,420	115,420	–	–
Foreign Currency Forward Contracts	479,960	–	479,960	–
Total Asset Derivatives	$595,380	$115,420	$479,960	$–

Liability Derivatives
Futures Contracts	175,580	175,580	–	–
Foreign Currency Forward Contracts	538,249	–	538,249	–
Total Liability Derivatives	$713,829	$175,580	$538,249	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	12	March 2013	$2,644,520	$2,645,063	$543
5-Yr. U.S. Treasury Bond Futures	92	March 2013	11,426,216	11,383,563	(42,653)
10-Yr. U.S. Treasury Bond Futures	19	March 2013	2,505,172	2,494,344	(10,828)
30-Yr. U.S. Treasury Bond Futures	(24)	March 2013	(3,473,038)	(3,443,250)	29,788
Mini MSCI EAFE Index Futures	52	March 2013	4,286,551	4,371,640	85,089
Ultra Long Term U.S. Treasury Bond
Futures	17	March 2013	2,783,130	2,661,031	(122,099)
Total Futures Contracts					($60,160)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	BOA	298,235	2/4/2013 - 2/5/2013	$310,773	$310,998	$225
Brazilian Real	DB	254,912	3/4/2013	128,000	128,010	10
Brazilian Real	UBS	383,219	3/4/2013	192,000	192,442	442
Chilean Peso	CSFB	174,415,280	2/11/2013	367,376	369,614	2,238
Chilean Peso	BB	273,106,210	2/8/2013 - 2/11/2013	574,324	578,887	4,563
Chinese Yuan	JPM	2,701,943	2/4/2013	430,280	434,480	4,200
Chinese Yuan	RBS	6,600,119	2/4/2013 - 3/29/2013	1,050,633	1,061,317	10,684
Chinese Yuan	HSBC	17,136,370	2/4/2013 - 3/29/2013	2,720,929	2,752,860	31,931
Chinese Yuan	BOA	3,748,904	2/4/2013 - 2/5/2013	595,200	602,726	7,526
Chinese Yuan	BB	8,526,301	2/5/2013 - 3/29/2013	1,351,734	1,369,469	17,735
Chinese Yuan	DB	5,644,405	2/4/2013	897,088	907,494	10,406
Euro	BB	72,000	3/20/2013	94,920	97,772	2,852
Euro	DB	72,000	3/20/2013	95,227	97,772	2,545
Euro	MSC	361,000	3/20/2013	478,262	490,218	11,956
Euro	SSB	143,827	2/8/2013	192,215	195,288	3,073
Euro	RBC	72,000	3/20/2013	95,974	97,772	1,798
Euro	UBS	210,918	2/8/2013	281,475	286,384	4,909
Euro	JPM	529,353	2/8/2013 - 3/20/2013	703,344	718,796	15,452
Euro	BOA	390,569	2/4/2013 - 2/5/2013	529,943	530,311	368
Euro	CITI	494,000	3/20/2013	652,622	670,824	18,202
Indian Rupee	BB	47,001,147	2/4/2013 - 2/28/2013	870,106	881,516	11,410
Indian Rupee	UBS	30,623,916	2/4/2013 - 3/6/2013	572,570	573,982	1,412
Indian Rupee	MSC	15,515,980	2/25/2013	287,573	290,424	2,851
Indian Rupee	CITI	10,492,800	2/22/2013	192,000	196,506	4,506
Indian Rupee	DB	112,715,524	2/4/2013 - 3/1/2013	2,099,450	2,115,647	16,197
Indian Rupee	JPM	5,138,400	3/1/2013	96,000	96,111	111
Indian Rupee	HSBC	10,467,840	2/22/2013	192,000	196,038	4,038
Indian Rupee	RBS	20,536,838	3/1/2013	383,000	384,132	1,132
Indonesian Rupiah	DB	1,878,501,121	2/25/2013	192,000	192,552	552
Indonesian Rupiah	BB	3,583,476,001	2/20/2013	369,774	367,435	(2,339)
Indonesian Rupiah	SSB	5,468,663	2/1/2013	560	561	1
Indonesian Rupiah	BNP	2,791,646,001	2/25/2013	286,000	286,617	617
Israeli Shekel	DB	1,070,133	3/20/2013	287,000	288,211	1,211
Japanese Yen	BOA	104,335,105	2/4/2013 - 2/5/2013	1,143,106	1,140,960	(2,146)
Japanese Yen	DB	16,265,245	3/21/2013	191,000	177,957	(13,043)
Japanese Yen	BB	8,264,304	3/21/2013	96,000	90,419	(5,581)
Japanese Yen	CITI	63,855,614	3/21/2013	735,000	698,638	(36,362)
Malaysian Ringgit	JPM	1,192,088	3/5/2013	383,000	383,678	678
Malaysian Ringgit	SB	1,128,254	2/4/2013 - 3/5/2013	366,174	362,823	(3,351)
Malaysian Ringgit	BB	1,256,454	2/4/2013 - 2/15/2013	409,322	404,308	(5,014)
Malaysian Ringgit	CSFB	1,716,283	2/21/2013	566,786	551,883	(14,903)
Malaysian Ringgit	DB	1,731,626	2/4/2013 - 2/15/2013	569,140	557,142	(11,998)
Malaysian Ringgit	BNP	573,024	2/4/2013	188,000	184,398	(3,602)
Mexican Peso	CSFB	6,122,998	3/20/2013	475,000	479,394	4,394
Mexican Peso	CITI	1,227,938	3/20/2013	95,000	96,140	1,140
Mexican Peso	MSC	2,450,263	3/20/2013	191,000	191,841	841
Mexican Peso	HSBC	20,052,852	3/20/2013	1,558,022	1,570,022	12,000
Mexican Peso	SSB	22,504,231	3/20/2013	1,756,000	1,764,114	8,114
Mexican Peso	DB	2,436,081	3/27/2013	189,387	190,592	1,205
Mexican Peso	JPM	4,854,451	3/20/2013	384,000	380,075	(3,925)
New Taiwan Dollar	HSBC	5,675,520	2/27/2013	192,000	192,274	274
New Taiwan Dollar	BNP	5,669,770	2/27/2013	192,000	192,079	79
New Taiwan Dollar	BB	10,469,535	2/4/2013 - 3/6/2013	358,612	354,647	(3,965)
New Taiwan Dollar	UBS	10,849,194	2/4/2013	374,627	367,455	(7,172)
New Taiwan Dollar	JPM	17,160,000	2/22/2013	592,276	581,310	(10,966)
New Taiwan Dollar	CITI	28,028,896	2/4/2013 - 3/6/2013	957,000	949,296	(7,704)
Philippines Peso	DB	23,316,926	2/4/2013	573,042	573,156	114
Philippines Peso	JPM	9,687,790	3/6/2013	238,000	238,117	117
Philippines Peso	CITI	34,586,280	2/19/2013 - 3/6/2013	845,368	850,466	5,098
Polish Zloty	SSB	593,070	3/20/2013	191,653	191,858	205
Polish Zloty	UBS	298,404	3/20/2013	96,000	96,533	533
Russian Ruble	UBS	49,202,650	2/11/2013 - 2/28/2013	1,625,987	1,637,562	11,575
Russian Ruble	CITI	24,875,314	2/11/2013	823,687	828,560	4,873
Russian Ruble	DB	23,971,621	2/25/2013 - 4/17/2013	781,712	790,985	9,273

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases - continued
Russian Ruble	HSBC	5,805,600	2/1/2013	$192,000	$193,443	$1,443
Russian Ruble	JPM	11,611,200	2/1/2013 - 2/28/2013	385,065	386,162	1,097
South African Rand	UBS	3,343,985	3/20/2013	384,000	371,910	(12,090)
South Korean Won	CITI	611,976,424	2/4/2013 - 2/12/2013	566,622	561,943	(4,679)
South Korean Won	DB	817,859,086	2/4/2013	755,823	751,027	(4,796)
South Korean Won	SSB	203,490,709	3/6/2013	187,363	186,754	(609)
South Korean Won	SSB	614,692,809	2/4/2013 - 3/6/2013	564,473	564,495	22
Swedish Krona	BOA	390,010	2/4/2013	61,460	61,343	(117)
Swiss Franc	SSB	249,690	2/1/2013 - 2/5/2013	273,191	274,371	1,180
Turkish Lira	RBS	1,310,148	9/27/2013	701,458	744,931	43,473
Turkish Lira	UBS	344,635	3/20/2013	192,000	194,897	2,897
Turkish Lira	RBS	1,711,815	3/20/2013	957,000	969,100	12,100
Turkish Lira	MSC	343,533	3/20/2013	190,000	194,274	4,274
Turkish Lira	JPM	1,363,439	3/20/2013	761,000	772,599	11,599
Total Purchases				$40,879,708	$41,059,097	$179,389

Sales
Australian Dollar	BOA	48,003	2/1/2013	$50,223	$50,058	$165
Brazilian Real	RBS	35,027	2/4/2013	17,575	17,590	(15)
Brazilian Real	HSBC	2,230,078	4/17/2013	1,084,457	1,110,063	(25,606)
Brazilian Real	SSB	575,214	2/13/2013	281,609	288,527	(6,918)
British Pound	BOA	112,779	2/4/2013 - 2/5/2013	178,441	178,865	(424)
British Pound	SSB	290,319	2/1/2013 - 2/5/2013	458,508	460,443	(1,935)
British Pound	BIO	602,112	2/4/2013 - 2/5/2013	952,853	954,945	(2,092)
British Pound	SB	53,000	2/20/2013	84,009	84,042	(33)
Chinese Yuan	BOA	1,405,490	2/4/2013	223,822	226,007	(2,185)
Chinese Yuan	HSBC	17,136,370	2/4/2013 - 2/5/2013	2,727,689	2,755,205	(27,516)
Chinese Yuan	JPM	2,701,943	2/4/2013	422,872	434,412	(11,540)
Chinese Yuan	DB	8,945,110	2/4/2013 - 3/29/2013	1,423,200	1,437,168	(13,968)
Chinese Yuan	RBS	2,409,024	2/4/2013	384,000	387,317	(3,317)
Czech Koruna	SSB	2,704,988	3/20/2013	143,000	143,120	(120)
Euro	SSB	254,000	3/20/2013	330,835	344,917	(14,082)
Euro	BB	72,000	3/20/2013	95,710	97,772	(2,062)
Euro	BOA	765,815	2/1/2013 - 2/4/2013	1,038,085	1,039,817	(1,732)
Euro	RBS	14,034	2/1/2013	19,071	19,056	15
Euro	JPM	1,480,000	3/20/2013	2,010,470	2,009,531	939
Euro	SSB	141,000	3/20/2013	191,653	191,449	204
Euro	DB	1,409,159	3/20/2013	1,851,149	1,913,556	(62,407)
Euro	CITI	1,679,082	2/8/2013	2,214,236	2,279,850	(65,614)
Hong Kong Dollar	RBS	76,421	2/1/2013	9,853	9,854	(1)
Indian Rupee	DB	10,324,251	2/4/2013	193,741	194,101	(360)
Indian Rupee	BB	26,261,307	2/4/2013	485,203	493,586	(8,383)
Indian Rupee	UBS	15,311,958	2/4/2013	286,633	287,670	(1,037)
Israeli Shekel	DB	719,238	3/20/2013	192,000	193,707	(1,707)
Israeli Shekel	JPM	350,895	3/20/2013	93,847	94,504	(657)
Japanese Yen	CITI	49,072,430	3/21/2013	565,930	536,897	29,033
Japanese Yen	BOA	941,550	2/1/2013	10,376	10,296	80
Japanese Yen	BIO	40,691,976	2/4/2013	446,679	444,989	1,690
Japanese Yen	SSB	32,425,455	3/21/2013	381,000	354,764	26,236
Japanese Yen	JPM	8,369,856	3/21/2013	96,000	91,574	4,426
Japanese Yen	HSBC	15,909,868	3/21/2013	190,000	174,069	15,931
Malaysian Ringgit	BNP	573,024	2/4/2013	186,549	184,398	2,151
Malaysian Ringgit	CITI	585,696	2/21/2013	192,000	188,335	3,665
Malaysian Ringgit	SB	564,127	2/4/2013	182,861	181,535	1,326
Malaysian Ringgit	DB	1,150,922	2/4/2013	374,686	370,363	4,323
Malaysian Ringgit	SSB	66,878	2/15/2013	21,961	21,511	450
Malaysian Ringgit	BB	1,159,818	2/4/2013	384,000	373,226	10,774
Mexican Peso	JPM	8,985,145	6/27/2013	681,648	696,666	(15,018)
Mexican Peso	MSC	9,893,855	3/20/2013	764,000	774,631	(10,631)
Mexican Peso	CITI	11,890,615	3/20/2013	929,000	930,966	(1,966)
Mexican Peso	SSB	7,382,517	3/20/2013	575,625	578,008	(2,383)
Mexican Peso	CSFB	1,220,978	3/20/2013	95,000	95,595	(595)
Mexican Peso	DB	12,588,188	3/20/2013	985,131	985,581	(450)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales - continued
Mexican Peso	HSBC	23,599,857	3/20/2013 - 4/4/2013	1,837,201	1,845,166	(7,965)
Mexican Peso	RBC	1,215,392	3/20/2013	95,000	95,158	(158)
New Taiwan Dollar	CITI	11,133,658	2/4/2013	384,000	377,090	6,910
New Taiwan Dollar	BB	16,200,835	2/4/2013	555,439	548,712	6,727
Norwegian Krone	BOA	1,717,170	2/4/2013 - 2/5/2013	$313,952	$314,333	($381)
Philippines Peso	CITI	23,316,926	2/4/2013	569,928	573,156	(3,228)
Philippines Peso	DB	15,717,888	2/19/2013	384,000	386,482	(2,482)
Polish Zloty	RBS	4,370	2/4/2013	1,410	1,414	(4)
Russian Ruble	JPM	5,805,600	2/1/2013	192,621	193,443	(822)
Russian Ruble	CITI	14,871,671	2/11/2013 - 2/28/2013	490,241	494,357	(4,116)
Russian Ruble	UBS	23,258,048	2/11/2013 - 2/28/2013	767,000	773,664	(6,664)
Russian Ruble	HSBC	5,805,600	2/1/2013	193,262	193,443	(181)
Russian Ruble	CSFB	25,597,399	2/11/2013	845,000	851,652	(6,652)
Singapore Dollar	BOA	178,227	2/1/2013 - 2/5/2013	144,271	144,005	266
Singapore Dollar	WBC	354,062	3/20/2013	286,000	286,076	(76)
South African Rand	MSC	1,645,976	3/20/2013	185,929	183,061	2,868
South African Rand	BB	20,477	2/1/2013	2,264	2,289	(25)
South African Rand	UBS	1,698,010	3/20/2013	192,000	188,849	3,151
South Korean Won	CITI	407,342,824	2/4/2013	379,464	374,064	5,400
South Korean Won	SSB	406,674,709	2/4/2013	379,705	373,436	6,269
South Korean Won	DB	817,859,084	2/4/2013	752,859	751,056	1,803
Swiss Franc	BIO	872,396	2/4/2013 - 2/5/2013	957,657	958,624	(967)
Turkish Lira	RBS	1,546,423	3/20/2013	858,705	874,529	(15,824)
Turkish Lira	DB	1,310,148	9/27/2013	695,999	728,966	(32,967)
Turkish Lira	JPM	684,707	3/20/2013	382,000	387,214	(5,214)
Total Sales				$36,353,097	$36,590,775	($237,678)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($58,289)

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
BIO	-	Brown Brothers Harriman
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Cash Management Trust- Collateral Investment	$4,431,715	$8,863,322	$6,620,253	6,674,784	$6,674,784	$47,347
Cash Management Trust- Short Term Investment	8,450,079	52,916,339	47,603,284	13,763,134	13,763,134	3,941
Total Value and Income Earned	12,881,794				20,437,918	51,288

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Large Cap Growth Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (96.0%)	Value

Consumer Discretionary (17.0%)
43,241	Amazon.com, Inc.[a]	$11,480,486
21,900	AutoZone, Inc.[a]	8,096,430
307,800	Comcast Corporation	11,721,024
160,300	Home Depot, Inc.	10,727,276
135,100	Las Vegas Sands Corporation	7,464,275
159,800	NIKE, Inc.	8,637,190
190,700	Sally Beauty Holdings, Inc.[a]	5,061,178

	Total	63,187,859

Consumer Staples (5.6%)
43,910	Anheuser-Busch InBev NV ADR	3,890,426
69,597	British American Tobacco plc ADR	7,231,128
36,900	Costco Wholesale Corporation	3,776,346
86,400	Nestle SA	6,066,791

	Total	20,964,691

Energy (9.1%)
58,900	Consol Energy, Inc.	1,845,926
53,600	EOG Resources, Inc.	6,698,928
134,000	Marathon Oil Corporation	4,503,740
119,300	Schlumberger, Ltd.	9,311,365
871,100	Weatherford International, Ltd.[a]	11,629,185

	Total	33,989,144

Financials (9.0%)
92,400	Ameriprise Financial, Inc.	6,127,968
114,700	Citigroup, Inc.	4,835,752
86,200	CME Group, Inc.	4,985,808
79,800	iShares Russell 1000 Growth Index Fund	5,447,148
92,939	J.P. Morgan Chase & Company	4,372,780
227,700	Wells Fargo & Company	7,930,791

	Total	33,700,247

Health Care (13.4%)
40,900	Allergan, Inc.	4,294,909
68,100	Biogen Idec, Inc.[a]	10,629,048
142,700	Covidien plc	8,895,918
158,900	Express Scripts Holding Company[a]	8,488,438
69,000	Shire Pharmaceuticals Group plc ADR	6,909,660
195,700	UnitedHealth Group, Inc.	10,804,597

	Total	50,022,570

Industrials (10.1%)
73,150	ADT Corporation	3,474,625
150,700	Honeywell International, Inc.	10,283,768
220,900	Jacobs Engineering Group, Inc.[a]	10,627,499
92,800	Parker Hannifin Corporation	8,627,616
146,300	Tyco International, Ltd.	4,422,649

	Total	37,436,157

Information Technology (31.0%)
58,952	Apple, Inc.	26,841,435
151,200	Citrix Systems, Inc.[a]	11,061,792
218,050	eBay, Inc.[a]	12,195,537
27,803	Google, Inc.[a]	21,010,449
95,800	NetApp, Inc.[a]	3,448,800
371,014	Oracle Corporation	13,174,707
209,050	QUALCOMM, Inc.	13,803,571
238,100	Texas Instruments, Inc.	7,876,348

Shares	Common Stock (96.0%)	Value

Information Technology (31.0%) - continued
27,200	Visa, Inc.	$4,295,152
23,300	VMware, Inc.[a]	1,781,984

	Total	115,489,775

Materials (0.8%)
18,024	Southern Copper Corporation	709,965
59,000	Teck Resources, Ltd.	2,152,910

	Total	2,862,875

	Total Common Stock (cost $309,240,116)	357,653,318

Shares or Principal Amount	Short-Term Investments (3.5%)	Value

12,994,883	Thrivent Cash Management Trust	12,994,883

	Total Short-Term Investments (at amortized cost)	12,994,883

	Total Investments (cost $322,234,999) 99.5%	$370,648,201

	Other Assets and Liabilities, Net 0.5%	1,677,161

	Total Net Assets 100.0%	$372,325,362

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$50,967,581
Gross unrealized depreciation	(2,554,379)

Net unrealized appreciation (depreciation)	$48,413,202

Cost for federal income tax purposes	$322,234,999

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Large Cap Growth Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	63,187,859	63,187,859	–	–
Consumer Staples	20,964,691	14,897,900	6,066,791	–
Energy	33,989,144	33,989,144	–	–
Financials	33,700,247	33,700,247	–	–
Health Care	50,022,570	50,022,570	–	–
Industrials	37,436,157	37,436,157	–	–
Information Technology	115,489,775	115,489,775	–	–
Materials	2,862,875	2,862,875	–	–
Short-Term Investments	12,994,883	12,994,883	–	–

Total	$370,648,201	$364,581,410	$6,066,791	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Cash Management Trust- Collateral Investment	$–	$11,259,950	$11,259,950	–	$–	$63
Cash Management Trust- Short Term Investment	7,293,093	17,875,790	12,174,000	12,994,883	12,994,883	4,144
Total Value and Income Earned	7,293,093				12,994,883	4,207

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Large Cap Value Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (96.8%)	Value

Consumer Discretionary (9.7%)
113,670	CBS Corporation	$4,742,313
239,924	Delphi Automotive plc[a]	9,275,462
55,510	Harley-Davidson, Inc.	2,909,834
69,960	iShares Dow Jones US Home Construction Index Fund	1,639,163
508,811	Lowe’s Companies, Inc.	19,431,492
410,530	News Corporation	11,593,367
117,600	Time Warner Cable, Inc.	10,506,384

	Total	60,098,015

Consumer Staples (8.8%)
277,360	CVS Caremark Corporation	14,200,832
48,223	Diageo plc ADR	5,753,004
73,730	Kimberly-Clark Corporation	6,599,572
109,268	Kraft Foods Group, Inc.	5,050,367
327,806	Mondelez International, Inc.	9,109,729
82,887	Philip Morris International, Inc.	7,307,318
169,233	Unilever NV ADR[b]	6,850,552

	Total	54,871,374

Energy (11.9%)
452,780	BP plc ADR	20,157,766
96,519	Chevron Corporation	11,114,163
71,507	EOG Resources, Inc.	8,936,945
175,250	EQT Corporation	10,411,602
536,791	Marathon Oil Corporation	18,041,545
63,640	Schlumberger, Ltd.	4,967,102

	Total	73,629,123

Financials (21.3%)
120,867	ACE, Ltd.	10,313,581
147,920	Allstate Corporation	6,493,688
1,588,510	Bank of America Corporation	17,981,933
592,220	Citigroup, Inc.	24,967,995
376,160	Invesco, Ltd.	10,250,360
506,550	KKR & Company, LP	8,550,564
469,790	MetLife, Inc.	17,541,959
271,370	Morgan Stanley	6,200,805
167,460	State Street Corporation	9,319,149
98,393	SVB Financial Group[a]	6,530,343
396,965	Wells Fargo & Company	13,826,291

	Total	131,976,668

Health Care (13.6%)
122,770	Baxter International, Inc.	8,328,717
208,356	Covidien plc	12,988,913
120,420	Eli Lilly and Company	6,465,350
644,940	Merck & Company, Inc.	27,893,655
231,630	Pfizer, Inc.	6,318,866
286,170	Sanofi ADR	13,930,755
149,723	UnitedHealth Group, Inc.	8,266,207

	Total	84,192,463

Industrials (9.7%)
95,200	FedEx Corporation	9,658,040
201,802	General Electric Company	4,496,149
135,306	Honeywell International, Inc.	9,233,281
268,820	Jacobs Engineering Group, Inc.[a]	12,932,930
120,360	Pentair, Ltd.	6,099,845
41,480	SPX Corporation	3,095,652
169,372	United Technologies Corporation	14,831,906

	Total	60,347,803

Shares	Common Stock (96.8%)	Value

Information Technology (13.4%)
435,810	Cisco Systems, Inc.	$8,964,612
336,301	Microsoft Corporation	9,238,189
241,350	NetApp, Inc.[a]	8,688,600
721,893	Oracle Corporation	25,634,420
287,900	Symantec Corporation[a]	6,267,583
452,150	Texas Instruments, Inc.	14,957,122
264,613	Xilinx, Inc.	9,655,728

	Total	83,406,254

Materials (2.0%)
188,000	Dow Chemical Company	6,053,600
139,870	Nucor Corporation	6,435,419

	Total	12,489,019

Telecommunications Services (1.6%)
232,659	Verizon Communications, Inc.	10,146,259

	Total	10,146,259

Utilities (4.8%)
445,080	NiSource, Inc.	12,030,512
410,950	PG&E Corporation	17,522,908

	Total	29,553,420

	Total Common Stock (cost $504,579,108)	600,710,398

Shares	Collateral Held for Securities Loaned (0.8%)	Value

5,193,020	Thrivent Cash Management Trust	5,193,020

	Total Collateral Held for Securities Loaned (cost $5,193,020)	5,193,020

Shares or Principal Amount	Short-Term Investments (2.1%)	Value

13,155,906	Thrivent Cash Management Trust	13,155,906

	Total Short-Term Investments (at amortized cost)	13,155,906

	Total Investments (cost $522,928,034) 99.7%	$619,059,324

	Other Assets and Liabilities, Net 0.3%	1,859,183

	Total Net Assets 100.0%	$620,918,507

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Large Cap Value Fund

Schedule of Investments as of January 31, 2013

(unaudited)

     Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$97,883,851
Gross unrealized depreciation	(1,752,561)

Net unrealized appreciation (depreciation)	$96,131,290

Cost for federal income tax purposes	$522,928,034

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2		Level 3
Common Stock
Consumer Discretionary	60,098,015	60,098,015		–	–
Consumer Staples	54,871,374	54,871,374		–	–
Energy	73,629,123	73,629,123		–	–
Financials	131,976,668	131,976,668		–	–
Health Care	84,192,463	84,192,463		–	–
Industrials	60,347,803	60,347,803		–	–
Information Technology	83,406,254	83,406,254		–	–
Materials	12,489,019	12,489,019		–	–
Telecommunications Services	10,146,259	10,146,259		–	–
Utilities	29,553,420	29,553,420		–	–
Collateral Held for Securities Loaned	5,193,020	5,193,020		–	–
Short-Term Investments	13,155,906	13,155,906		–	–

Total	$619,059,324	$619,059,324		$–	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Cash Management Trust- Collateral Investment	$7,650,413	$25,472,923	$27,930,316	5,193,020	$5,193,020	$6,883
Cash Management Trust- Short Term Investment	19,252,997	15,740,327	21,837,418	13,155,906	13,155,906	4,581
Total Value and Income Earned	26,903,410				18,348,926	11,464

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Large Cap Stock Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (90.7%)	Value

Consumer Discretionary (12.0%)
66,100	Amazon.com, Inc.[a]	$17,549,550
136,900	AutoZone, Inc.[a]	50,611,930
859,900	Comcast Corporation	32,744,992
545,500	Home Depot, Inc.	36,504,860
540,430	Las Vegas Sands Corporation	29,858,757
566,000	Sally Beauty Holdings, Inc.[a]	15,021,640
135,864	Time Warner Cable, Inc.	12,138,090

	Total	194,429,819

Consumer Staples (5.3%)
281,458	Anheuser-Busch InBev NV ADR[b]	24,937,179
569,000	Kimberly-Clark Corporation	50,931,190
127,700	Nestle SA	8,966,773

	Total	84,835,142

Energy (9.5%)
926,170	BP plc ADR	41,233,088
1,168,500	Marathon Oil Corporation	39,273,285
309,570	Schlumberger, Ltd.	24,161,939
3,642,600	Weatherford International, Ltd.[a]	48,628,710

	Total	153,297,022

Financials (14.2%)
255,154	ACE, Ltd.	21,772,291
1,475,450	Citigroup, Inc.	62,204,972
1,493,574	J.P. Morgan Chase & Company	70,272,657
2,161,288	KKR & Company, LP	36,482,541
1,100,450	Wells Fargo & Company	38,328,673

	Total	229,061,134

Health Care (15.0%)
194,760	Baxter International, Inc.	13,212,518
156,400	Biogen Idec, Inc.[a]	24,410,912
167,820	Covidien plc	10,461,899
555,107	Eli Lilly and Company	29,803,695
138,400	Express Scripts Holding Company[a]	7,393,328
1,143,870	Merck & Company, Inc.	49,472,377
2,279,513	Pfizer, Inc.	62,185,115
228,400	Shire Pharmaceuticals Group plc ADR	22,871,976
391,570	UnitedHealth Group, Inc.	21,618,580
13,800	Zoetis, Inc.	358,800

	Total	241,789,200

Industrials (11.9%)
69,850	ADT Corporation	3,317,875
356,100	FedEx Corporation	36,126,345
520,420	Honeywell International, Inc.	35,513,461
573,380	Jacobs Engineering Group, Inc.[a]	27,585,312
217,950	Parker Hannifin Corporation	20,262,812
139,700	Tyco International, Ltd.	4,223,131
742,720	United Technologies Corporation	65,039,990

	Total	192,068,926

Information Technology (18.9%)
157,578	Apple, Inc.	71,746,839
571,100	Cisco Systems, Inc.	11,747,527
291,500	Citrix Systems, Inc.[a]	21,326,140
181,100	eBay, Inc.[a]	10,128,923
51,742	Google, Inc.[a]	39,100,912
613,700	NetApp, Inc.[a]	22,093,200
1,095,120	Oracle Corporation	38,887,711

Shares	Common Stock (90.7%)	Value

Information Technology (18.9%) - continued
296,750	QUALCOMM, Inc.	$19,594,403
526,300	Symantec Corporation[a]	11,457,551
1,321,630	Texas Instruments, Inc.	43,719,520
84,200	VMware, Inc.[a]	6,439,616
240,030	Xilinx, Inc.	8,758,695

	Total	305,001,037

Materials (0.8%)
112,056	Southern Copper Corporation	4,413,886
256,700	Teck Resources, Ltd.[b]	9,366,983

	Total	13,780,869

Utilities (3.1%)
1,853,980	NiSource, Inc.	50,113,079

	Total	50,113,079

	Total Common Stock (cost $1,206,250,189)	1,464,376,228

Shares	Collateral Held for Securities Loaned (1.0%)	Value

15,574,450	Thrivent Cash Management Trust	15,574,450

	Total Collateral Held for Securities Loaned (cost $15,574,450)	15,574,450

Shares or Principal Amount	Short-Term Investments (8.6%)	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.115%, 6/21/2013[c,d]	4,997,764
	Federal Home Loan Mortgage Corporation Discount Notes
200,000	0.095%, 6/17/2013[c,d]	199,928
133,909,423	Thrivent Cash Management Trust	133,909,423

	Total Short-Term Investments (at amortized cost)	139,107,115

	Total Investments (cost $1,360,931,754) 100.3%	$1,619,057,793

	Other Assets and Liabilities, Net (0.3%)	(5,498,748)

	Total Net Assets 100.0%	$1,613,559,045

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At January 31, 2013, $5,197,692 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Large Cap Stock Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$262,746,916
Gross unrealized depreciation	(4,620,877)

Net unrealized appreciation (depreciation)	$258,126,039

Cost for federal income tax purposes	$1,360,931,754

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	194,429,819	194,429,819	–	–
Consumer Staples	84,835,142	75,868,369	8,966,773	–
Energy	153,297,022	153,297,022	–	–
Financials	229,061,134	229,061,134	–	–
Health Care	241,789,200	241,430,400	358,800	–
Industrials	192,068,926	192,068,926	–	–
Information Technology	305,001,037	305,001,037	–	–
Materials	13,780,869	13,780,869	–	–
Utilities	50,113,079	50,113,079	–	–
Collateral Held for Securities Loaned	15,574,450	15,574,450	–	–
Short-Term Investments	139,107,115	133,909,423	5,197,692	–

Total	$1,619,057,793	$1,604,534,528	$14,523,265	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,314,691	3,314,691	–	–

Total Asset Derivatives	$3,314,691	$3,314,691	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	268	March 2013	$96,736,409	$100,051,100	$3,314,691
Total Futures Contracts					$3,314,691

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Cash Management Trust- Collateral Investment	$10,379,100	$61,331,300	$56,135,950	15,574,450	$15,574,450	$457
Cash Management Trust- Short Term Investment	100,658,452	117,721,535	84,470,564	133,909,423	133,909,423	39,669
Total Value and Income Earned	111,037,552				149,483,873	40,126

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Balanced Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Bank Loans (<0.1%)[a]	Value

Communications Services (<0.1%)
	NEP Broadcasting, LLC, Term Loan
$65,000	0.000%, 8/18/2020[b,c]	$66,002

	Total	66,002

	Total Bank Loans (cost $66,381)	66,002

Shares	Common Stock (63.0%)	Value

Consumer Discretionary (8.9%)
5,200	AutoZone, Inc.[d]	1,922,440
48,900	CBS Corporation	2,040,108
87,868	Comcast Corporation[e]	3,346,013
13,272	Dollar Tree, Inc.[d]	530,747
17,251	Foot Locker, Inc.	592,572
16,800	GNC Holdings, Inc.	603,792
29,500	Home Depot, Inc.	1,974,140
64,400	Las Vegas Sands Corporation	3,558,100
34,500	NIKE, Inc.	1,864,725
3,500	Panera Bread Company[d]	559,335
29,578	Pier 1 Imports, Inc.	641,547

	Total	17,633,519

Consumer Staples (5.8%)
41,829	Anheuser-Busch InBev NV ADR	3,706,049
17,056	Annie’s, Inc.[d,f]	611,628
9,400	Beam, Inc.	576,596
17,236	British American Tobacco plc ADR	1,790,821
8,549	Ingredion, Inc.	564,833
30,100	Nestle SA	2,113,546
26,600	Procter & Gamble Company	1,999,256

	Total	11,362,729

Energy (6.3%)
44,785	BP plc ADR	1,993,828
6,700	Concho Resources, Inc.[d]	611,174
14,700	EOG Resources, Inc.	1,837,206
62,800	Marathon Oil Corporation	2,110,708
7,666	Oil States International, Inc.[d]	594,728
36,292	Petroleum Geo-Services ASA	643,838
28,300	Schlumberger, Ltd.	2,208,815
190,100	Weatherford International, Ltd.[d]	2,537,835

	Total	12,538,132

Financials (11.0%)
23,400	ACE, Ltd.	1,996,722
4,300	Affiliated Managers Group, Inc.[d]	618,899
28,200	Ameriprise Financial, Inc.	1,870,224
15,900	Axis Capital Holdings, Ltd.	608,493
3,800	Boston Properties, Inc.	400,064
61,800	Citigroup, Inc.	2,605,488
900	Essex Property Trust, Inc.	138,402
1,300	Federal Realty Investment Trust	137,605
15,100	HCC Insurance Holdings, Inc.	584,068
74,200	Invesco, Ltd.	2,021,950
126,000	KKR & Company, LP	2,126,880
17,381	Lazard, Ltd.	602,252
2,500	Macerich Company	149,300
26,499	Popular, Inc.[d]	711,233
33,194	Prudential Financial, Inc.	1,921,269
2,900	Public Storage, Inc.	446,397

Shares	Common Stock (63.0%)	Value

Financials (11.0%) - continued
2,800	Rayonier, Inc. REIT	$150,752
2,700	Simon Property Group, Inc.	432,486
1,800	SL Green Realty Corporation	144,684
15,300	SPDR Dow Jones REIT ETF	1,154,691
5,600	UDR, Inc.	133,784
6,500	Ventas, Inc.	430,885
51,100	Wells Fargo & Company	1,779,813
26,325	Zions Bancorporation	613,899

	Total	21,780,240

Health Care (7.4%)
7,048	Actavis, Inc.[d]	608,876
15,300	Biogen Idec, Inc.[d]	2,388,024
12,500	BioMarin Pharmaceutical, Inc.[d]	686,125
37,562	Covidien plc	2,341,615
32,300	Hologic, Inc.[d]	770,032
8,500	Illumina, Inc.[d]	430,355
52,700	Sanofi ADR	2,565,436
21,100	Shire Pharmaceuticals Group plc ADR	2,112,954
38,388	UnitedHealth Group, Inc.	2,119,402
5,800	Waters Corporation[d]	531,106

	Total	14,553,925

Industrials (8.1%)
25,600	Actuant Corporation	754,688
11,810	B/E Aerospace, Inc.[d]	608,097
20,588	EMCOR Group, Inc.	747,962
13,700	Expeditors International of Washington, Inc.	587,730
32,300	FedEx Corporation	3,276,835
4,400	Flowserve Corporation	689,788
19,000	HNI Corporation	599,830
34,500	Honeywell International, Inc.	2,354,280
18,134	Jacobs Engineering Group, Inc.[d]	872,427
12,588	Manpower, Inc.	648,282
20,409	Parker Hannifin Corporation	1,897,425
6,200	Stericycle, Inc.[d]	584,970
27,000	United Technologies Corporation	2,364,390

	Total	15,986,704

Information Technology (11.0%)
6,891	Akamai Technologies, Inc.[d]	280,533
6,269	Apple, Inc.	2,854,338
23,800	Aruba Networks, Inc.[d,f]	548,352
102,588	Atmel Corporation[d]	687,339
34,900	Citrix Systems, Inc.[d]	2,553,284
3,300	Google, Inc.[d]	2,493,777
23,700	Informatica Corporation[d]	877,137
32,600	Jabil Circuit, Inc.	616,466
27,800	Juniper Networks, Inc.[d]	622,164
53,600	NetApp, Inc.[d]	1,929,600
45,018	Oracle Corporation	1,598,589
33,600	Skyworks Solutions, Inc.[d]	804,384
32,511	Teradyne, Inc.[d]	525,378
64,833	Texas Instruments, Inc.	2,144,676
17,300	VeriFone Systems, Inc.[d]	600,656
9,800	VMware, Inc.[d]	749,504
52,771	Xilinx, Inc.	1,925,614

	Total	21,811,791

Materials (2.5%)
3,900	Airgas, Inc.	371,436
4,500	Ashland, Inc.	353,295

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Balanced Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Common Stock (63.0%)	Value

Materials (2.5%) - continued
8,800	Crown Holdings, Inc.[d]	$333,168
5,800	FMC Corporation	356,526
78,500	Materials Select Sector SPDR Fund	3,063,070
6,400	Reliance Steel & Aluminum Company	414,208

	Total	4,891,703

Utilities (2.0%)
31,426	Calpine Corporation[d]	620,035
13,658	Southwest Gas Corporation	608,327
76,000	Utilities Select Sector SPDR Fund	2,780,080

	Total	4,008,442

	Total Common Stock (cost $107,331,572)	124,567,185

Principal Amount	Long-Term Fixed Income (32.3%)	Value

Asset-Backed Securities (1.2%)
	Carrington Mortgage Loan Trust
150,000	0.354%, 8/25/2036[g]	83,230
	Conseco Financial Corporation
191,355	6.330%, 11/1/2029	202,592
	Countrywide Asset-Backed Certificates
100,000	5.859%, 10/25/2046	68,869
	First Horizon ABS Trust
341,147	0.334%, 10/25/2026[g,h]	291,265
	GMAC Mortgage Corporation Loan Trust
453,005	0.384%, 8/25/2035[g,h]	358,801
416,672	0.384%, 12/25/2036[g,h]	303,102
	Popular ABS Mortgage Pass-Through Trust
250,000	5.297%, 11/25/2035	166,463
	Renaissance Home Equity Loan Trust
356,943	5.608%, 5/25/2036	245,386
497,605	5.285%, 1/25/2037	285,644
	Wachovia Asset Securitization, Inc.
522,462	0.344%, 7/25/2037[g,h,i]	448,682

	Total	2,454,034

Basic Materials (0.2%)
	Dow Chemical Company
200,000	4.250%, 11/15/2020	218,891
	Freeport-McMoRan Copper & Gold, Inc.
100,000	3.550%, 3/1/2022	97,457
	Xstrata Finance Canada, Ltd.
100,000	2.450%, 10/25/2017[j]	100,836

	Total	417,184

Capital Goods (0.4%)
	Eaton Corporation
100,000	2.750%, 11/2/2022[j]	97,198
	John Deere Capital Corporation
125,000	1.700%, 1/15/2020	122,059
	Precision Castparts Corporation
125,000	1.250%, 1/15/2018	124,332
	Republic Services, Inc.
100,000	5.000%, 3/1/2020	114,473

Principal Amount	Long-Term Fixed Income (32.3%)	Value

Capital Goods (0.4%) - continued
	Roper Industries, Inc.
$125,000	1.850%, 11/15/2017	$124,647
	Textron, Inc.
100,000	7.250%, 10/1/2019	120,845
	United Technologies Corporation
100,000	0.811%, 6/1/2015[g]	100,937

	Total	804,491

Collateralized Mortgage Obligations (0.4%)
	Bear Stearns Mortgage Funding Trust
100,061	0.484%, 8/25/2036[g]	28,618
	HomeBanc Mortgage Trust
474,940	2.653%, 4/25/2037	314,932
	J.P. Morgan Alternative Loan Trust
424,952	2.805%, 3/25/2036	318,175
	Master Asset Securitization Trust
167,468	0.704%, 6/25/2036[g]	112,374

	Total	774,099

Commercial Mortgage-Backed Securities (2.1%)
	Bear Stearns Commercial Mortgage Securities, Inc.
74,195	5.613%, 6/11/2050	75,686
113,115	0.356%, 3/15/2022[g,j]	112,261
31,627	4.487%, 2/11/2041	31,618
	Citigroup/Deutsche Bank Commercial Mortgage
250,000	5.322%, 12/11/2049	284,044
	Commercial Mortgage Pass-Through Certificates
1,000,000	0.336%, 12/15/2020[g,j]	958,287
	Credit Suisse Mortgage Capital Certificates
593,265	0.376%, 10/15/2021[g,j]	581,226
	Government National Mortgage Association
404,076	3.214%, 1/16/2040	422,646
	GS Mortgage Securities Corporation II
1,000,000	1.260%, 3/6/2020[g,j]	1,001,747
	Morgan Stanley Capital I
200,000	3.224%, 7/15/2049	214,801
	Wachovia Bank Commercial Mortgage Trust
375,000	5.765%, 7/15/2045	421,077

	Total	4,103,393

Communications Services (1.0%)
	American Tower Corporation
200,000	5.050%, 9/1/2020	221,793
	AT&T, Inc.
150,000	1.400%, 12/1/2017	148,875
	British Sky Broadcasting Group plc
100,000	3.125%, 11/26/2022[j]	98,006
	CBS Corporation
200,000	8.875%, 5/15/2019	269,050
	Cox Communications, Inc.
100,000	3.250%, 12/15/2022[j]	100,121

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Balanced Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (32.3%)	Value

Communications Services (1.0%) - continued
	Crown Castle Towers, LLC
$200,000	4.883%, 8/15/2020[j]	$227,009
	DIRECTV Holdings, LLC
125,000	1.750%, 1/15/2018	122,828
	Discovery Communications, LLC
100,000	4.950%, 5/15/2042	101,328
	Qwest Communications International, Inc.
150,000	7.125%, 4/1/2018	156,481
	SBA Tower Trust
200,000	5.101%, 4/17/2017[j]	223,854
	Time Warner Cable, Inc.
100,000	4.500%, 9/15/2042	92,980
	Virgin Media Secured Finance plc
100,000	5.250%, 1/15/2021	113,715

	Total	1,876,040

Consumer Cyclical (0.4%)
	California Institute of Technology
150,000	4.700%, 11/1/2111	154,408
	Daimler Finance North America, LLC
100,000	0.905%, 1/9/2015[g,j]	99,964
	Dartmouth College
100,000	3.760%, 6/1/2043	98,341
	Ford Motor Credit Company, LLC
150,000	3.984%, 6/15/2016	159,051
100,000	5.000%, 5/15/2018	109,629
	Macy’s Retail Holdings, Inc.
100,000	7.450%, 7/15/2017	123,151

	Total	744,544

Consumer Non-Cyclical (1.1%)
	AbbVie, Inc.
200,000	1.750%, 11/6/2017[j]	200,435
	Altria Group, Inc.
100,000	4.250%, 8/9/2042	93,857
	Anheuser-Busch InBev Worldwide, Inc.
150,000	1.375%, 7/15/2017	150,536
	Colgate-Palmolive Company
250,000	2.625%, 5/1/2017	265,510
	CVS Caremark Corporation
125,000	6.125%, 9/15/2039	157,138
	Dr Pepper Snapple Group, Inc.
75,000	2.700%, 11/15/2022	73,761
	Express Scripts Holding Company
100,000	3.900%, 2/15/2022	105,974
	HCA, Inc.
200,000	6.500%, 2/15/2020	222,500
	Heineken NV
50,000	1.400%, 10/1/2017[j]	49,593
100,000	2.750%, 4/1/2023[j]	96,418
	Koninklijke Philips Electronics NV
150,000	3.750%, 3/15/2022	160,949
	Mayo Clinic Rochester
100,000	3.774%, 11/15/2043	94,041
	Mylan, Inc.
90,000	7.875%, 7/15/2020[j]	105,144
100,000	3.125%, 1/15/2023[j]	97,156

Principal Amount	Long-Term Fixed Income (32.3%)	Value

Consumer Non-Cyclical (1.1%) - continued
	Reynolds American, Inc.
$75,000	1.050%, 10/30/2015	$74,953
75,000	3.250%, 11/1/2022	74,225
	SABMiller Holdings, Inc.
200,000	3.750%, 1/15/2022[j]	212,415

	Total	2,234,605

Energy (0.4%)
	EOG Resources, Inc.
125,000	2.625%, 3/15/2023	122,704
	Marathon Oil Corporation
25,000	0.900%, 11/1/2015	25,014
100,000	2.800%, 11/1/2022	96,959
	Rowan Companies, Inc.
225,000	4.875%, 6/1/2022	243,681
	Valero Energy Corporation
200,000	6.125%, 2/1/2020	240,468

	Total	728,826

Financials (4.2%)
	Ally Financial, Inc.
100,000	4.500%, 2/11/2014	102,750
	Associated Banc Corporation
125,000	1.875%, 3/12/2014	125,460
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
100,000	4.125%, 11/9/2022[j]	101,000
	Bank of America Corporation
100,000	5.650%, 5/1/2018	115,469
75,000	5.875%, 2/7/2042	91,139
	Bank of New York Mellon Corporation
50,000	1.162%, 11/24/2014[g]	50,633
50,000	1.700%, 11/24/2014	50,984
	Barclays Bank plc
200,000	2.375%, 1/13/2014	203,391
	Bear Stearns Companies, LLC
200,000	6.400%, 10/2/2017	239,718
	Berkshire Hathaway Finance Corporation
100,000	1.600%, 5/15/2017	101,027
	Boston Properties, LP
200,000	4.125%, 5/15/2021	214,632
	Camden Property Trust
75,000	2.950%, 12/15/2022	71,977
	Citigroup, Inc.
82,000	1.238%, 4/1/2014[g]	82,406
	CNA Financial Corporation
200,000	6.500%, 8/15/2016	230,663
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
150,000	4.750%, 1/15/2020[j]	169,359
	Credit Suisse Securities USA, LLC
300,000	1.000%, 4/28/2017[k]	326,430
	Duke Realty, LP
100,000	3.875%, 10/15/2022	101,901
	Eksportfinans ASA
100,000	2.375%, 5/25/2016	95,478
	Fifth Third Bancorp
200,000	5.450%, 1/15/2017	223,207

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Balanced Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (32.3%)	Value

Financials (4.2%) - continued
	General Electric Capital Corporation
$200,000	3.800%, 6/18/2019[j]	$213,249
	Goldman Sachs Group, Inc.
150,000	2.375%, 1/22/2018	150,370
	Goldman Sachs Group, Inc., Convertible
4,080	1.000%, 7/10/2013[j,l]	118,993
	Health Care REIT, Inc.
200,000	6.125%, 4/15/2020	233,331
	HSBC Holdings plc
165,000	6.500%, 5/2/2036	204,444
	ING Bank NV
50,000	5.000%, 6/9/2021[j]	56,290
150,000	2.625%, 12/5/2022[j]	147,115
	ING Capital Funding Trust III
50,000	3.911%, 12/29/2049[g,m]	47,500
	International Lease Finance Corporation
100,000	8.625%, 9/15/2015	113,625
	J.P. Morgan Chase & Company
150,000	2.000%, 8/15/2017	151,547
75,000	1.201%, 1/25/2018[g]	75,326
	Kilroy Realty, LP
100,000	3.800%, 1/15/2023	100,203
	Kommuninvest I Sverige AB
150,000	1.000%, 10/24/2017[j]	149,085
	Liberty Mutual Group, Inc.
50,000	4.950%, 5/1/2022[j]	54,300
	Liberty Property, LP
200,000	5.500%, 12/15/2016	227,045
	Macquarie Bank, Ltd.
100,000	5.000%, 2/22/2017[j]	109,597
	Metropolitan Life Global Funding I
250,000	3.650%, 6/14/2018[j]	273,359
	Morgan Stanley
200,000	7.300%, 5/13/2019	244,825
	National Australia Bank, Ltd.
125,000	2.000%, 6/20/2017[j]	128,663
	PNC Funding Corporation
200,000	5.125%, 2/8/2020	234,893
	Principal Financial Group, Inc.
200,000	8.875%, 5/15/2019	270,698
	Prudential Financial, Inc.
175,000	6.100%, 6/15/2017	205,521
	Rabobank Capital Funding Trust II
101,000	5.260%, 12/29/2049[j,m]	101,253
	Reinsurance Group of America, Inc.
300,000	5.625%, 3/15/2017	339,386
	Royal Bank of Scotland Group plc
50,000	6.125%, 12/15/2022	51,485
	Simon Property Group, LP
200,000	4.375%, 3/1/2021	223,303
	SLM Corporation
30,000	4.625%, 9/25/2017	31,128
	Standard Chartered plc
100,000	3.950%, 1/11/2023[j]	98,503
	Swiss RE Capital I, LP
275,000	6.854%, 5/29/2049[j,m]	292,188

Principal Amount	Long-Term Fixed Income (32.3%)	Value

Financials (4.2%) - continued
	Travelers Companies, Inc.
$105,000	6.250%, 6/15/2037	$138,514
	UBS AG/London
200,000	1.875%, 1/23/2015[j]	204,621
	UnionBanCal Corporation
125,000	3.500%, 6/18/2022	129,913
	UnitedHealth Group, Inc.
125,000	1.400%, 10/15/2017	124,932
	WEA Finance, LLC
225,000	6.750%, 9/2/2019[j]	277,541
	Willis North America, Inc.
125,000	6.200%, 3/28/2017	142,251

	Total	8,362,621

Foreign Government (1.0%)
	Bank Nederlandse Gemeenten NV
170,000	4.375%, 2/16/2021[f,j]	196,248
	Chile Government International Bond
200,000	3.875%, 8/5/2020	221,500
	Corporacion Andina de Fomento
141,000	4.375%, 6/15/2022	153,294
	Export Development Canada
350,000	0.750%, 12/15/2017[f]	346,430
	Inter-American Development Bank
225,000	0.247%, 2/11/2016[c,g]	225,000
	Kommunalbanken AS
200,000	1.000%, 9/26/2017[j]	198,626
	Mexico Government International Bond
50,000	6.050%, 1/11/2040	62,625
	Province of Manitoba
150,000	1.300%, 4/3/2017	152,880
	Province of New Brunswick
150,000	2.750%, 6/15/2018	160,246
	Province of Ontario
150,000	0.360%, 8/13/2015[c,g]	150,000
150,000	1.100%, 10/25/2017	149,355

	Total	2,016,204

Mortgage-Backed Securities (9.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,700,000	2.500%, 2/1/2028[c]	1,756,312
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,850,000	3.000%, 2/1/2043[c]	1,902,031
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,525,000	2.500%, 2/1/2028[c]	2,614,164
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,450,000	3.000%, 2/1/2043[c]	2,530,008
4,500,000	3.500%, 2/1/2043[c]	4,745,390
4,925,000	4.000%, 2/1/2043[c]	5,234,352

	Total	18,782,257

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Balanced Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (32.3%)	Value

Technology (0.2%)
	Affiliated Computer Services, Inc.
$200,000	5.200%, 6/1/2015	$215,345
	Oracle Corporation
100,000	1.200%, 10/15/2017	99,718

	Total	315,063

Transportation (0.4%)
	Burlington Northern Santa Fe, LLC
100,000	3.050%, 9/1/2022	101,587
	Continental Airlines, Inc.
125,000	4.150%, 4/11/2024	130,781
	CSX Corporation
200,000	3.700%, 10/30/2020	215,249
	Delta Air Lines, Inc.
86,933	4.950%, 5/23/2019	94,757
50,000	4.750%, 5/7/2020	54,190
	ERAC USA Finance, LLC
200,000	5.250%, 10/1/2020[j]	227,708

	Total	824,272

U.S. Government and Agencies (8.3%)
	Federal Home Loan Banks
250,000	0.250%, 1/16/2015	249,830
150,000	0.500%, 11/20/2015	150,442
	Federal Home Loan Mortgage Corporation
250,000	1.250%, 8/1/2019	247,922
250,000	1.250%, 10/2/2019	246,831
	U.S. Treasury Bonds
2,065,000	3.000%, 5/15/2042	2,008,212
	U.S. Treasury Bonds, TIPS
152,852	0.750%, 2/15/2042	161,939
	U.S. Treasury Notes
1,500,000	0.250%, 10/31/2014	1,500,234
1,700,000	0.250%, 9/15/2015	1,695,085
300,000	0.750%, 6/30/2017	300,094
5,150,000	0.875%, 7/31/2019	5,027,688
125,000	1.625%, 8/15/2022	121,611
	U.S. Treasury Notes, TIPS
1,013,759	0.125%, 4/15/2017	1,091,138
1,710,457	1.125%, 1/15/2021	2,001,770
1,475,127	0.125%, 1/15/2022	1,594,406

	Total	16,397,202

U.S. Municipals (0.1%)
	North Texas Tollway Authority Revenue Bonds (Build America Bonds)
150,000	6.718%, 1/1/2049	200,430

	Total	200,430

Utilities (1.4%)
	Cleveland Electric Illuminating Company
245,000	5.700%, 4/1/2017	277,700
	Duke Energy Carolinas, LLC
100,000	4.000%, 9/30/2042	98,898
	Electricite de France SA
100,000	5.250%, 1/29/2049[j,m]	97,621
	Energy Transfer Partners, LP
250,000	4.650%, 6/1/2021	269,374

Principal Amount	Long-Term Fixed Income (32.3%)	Value

Utilities (1.4%) - continued
	FirstEnergy Solutions Corporation
$150,000	4.800%, 2/15/2015	$160,973
	ITC Holdings Corporation
125,000	6.050%, 1/31/2018[j]	145,923
	Kinder Morgan Energy Partners, LP
100,000	5.300%, 9/15/2020	115,067
	MidAmerican Energy Holdings Company
225,000	6.500%, 9/15/2037	292,985
	NiSource Finance Corporation
100,000	6.125%, 3/1/2022	119,093
100,000	3.850%, 2/15/2023	102,005
	ONEOK Partners, LP
200,000	8.625%, 3/1/2019	266,322
	Pennsylvania Electric Company
200,000	5.200%, 4/1/2020	226,966
	Sempra Energy
100,000	2.300%, 4/1/2017	103,161
	Union Electric Company
350,000	6.400%, 6/15/2017	423,580
	Williams Partners, LP
100,000	3.350%, 8/15/2022	99,314

	Total	2,798,982

	Total Long-Term Fixed Income (cost $62,855,787)	63,834,247

Fixed Income Mutual Funds (0.9%)
346,408	Thrivent High Yield Fund	1,766,682

	Total	1,766,682

	Total Other Mutual Funds (cost $1,330,572)	1,766,682

Shares	Preferred Stock (0.1%)	Value

Financials (0.1%)
2,600	Discover Financial Services,
	6.500%[m]	66,300
4,000	HSBC Holdings plc, 8.000%[m]	111,280
1,000	The Allstate Corporation, 5.100%	25,530

	Total	203,110

	Total Preferred Stock (cost $189,896)	203,110

Shares	Collateral Held for Securities Loaned (0.8%)	Value

1,486,970	Thrivent Cash Management Trust	1,486,970

	Total Collateral Held for Securities Loaned (cost $1,486,970)	1,486,970

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Balanced Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (8.6%)	Value

16,913,489	Thrivent Cash Management Trust	$16,913,489

	Total Short-Term Investments (at amortized cost)	16,913,489

	Total Investments (cost $190,174,667) 105.7%	$208,837,685

	Other Assets and Liabilities, Net (5.7%)	(11,210,063)

	Total Net Assets 100.0%	$197,627,622

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	At January 31, 2013, $380,800 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f	All or a portion of the security is on loan.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2013.
h	All or a portion of the security is insured or guaranteed.
i	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Fund owned as of January 31, 2013.

Security	Acquisition Date	Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$522,462

j	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2013, the value of these investments was $7,722,912 or 3.9% of total net assets.
k	Denotes equity-linked structured security. This security is linked to the S&P 500 Index.
l	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
m	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$21,630,577
Gross unrealized depreciation	(2,967,559)

Net unrealized appreciation (depreciation)	$18,663,018

Cost for federal income tax purposes	$190,174,667

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Balanced Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Balanced Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	66,002	–	66,002	–
Common Stock
Consumer Discretionary	17,633,519	17,633,519	–	–
Consumer Staples	11,362,729	9,249,183	2,113,546	–
Energy	12,538,132	11,894,294	643,838	–
Financials	21,780,240	21,780,240	–	–
Health Care	14,553,925	14,553,925	–	–
Industrials	15,986,704	15,986,704	–	–
Information Technology	21,811,791	21,811,791	–	–
Materials	4,891,703	4,891,703	–	–
Utilities	4,008,442	4,008,442	–	–
Long-Term Fixed Income
Asset-Backed Securities	2,454,034	–	2,454,034	–
Basic Materials	417,184	–	417,184	–
Capital Goods	804,491	–	804,491	–
Collateralized Mortgage Obligations	774,099	–	774,099	–
Commercial Mortgage-Backed Securities	4,103,393	–	4,103,393	–
Communications Services	1,876,040	–	1,876,040	–
Consumer Cyclical	744,544	–	744,544	–
Consumer Non-Cyclical	2,234,605	–	2,234,605	–
Energy	728,826	–	728,826	–
Financials	8,362,621	–	7,917,198	445,423
Foreign Government	2,016,204	–	2,016,204	–
Mortgage-Backed Securities	18,782,257	–	18,782,257	–
Technology	315,063	–	315,063	–
Transportation	824,272	–	824,272	–
U.S. Government and Agencies	16,397,202	–	16,397,202	–
U.S. Municipals	200,430	–	200,430	–
Utilities	2,798,982	–	2,798,982	–
Fixed Income Mutual Funds	1,766,682	1,766,682	–	–
Preferred Stock
Financials	203,110	203,110	–	–
Collateral Held for Securities Loaned	1,486,970	1,486,970	–	–
Short-Term Investments	16,913,489	16,913,489	–	–
Total	$208,837,685	$142,180,052	$66,212,210	$445,423

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	137,927	137,927	–	–
Total Asset Derivatives	$137,927	$137,927	$–	$–

Liability Derivatives
Futures Contracts	116,367	116,367	–	–
Credit Default Swaps	41,395	–	41,395	–
Total Liability Derivatives	$157,762	$116,367	$41,395	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Balanced Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(5)	March 2013	($1,101,938)	($1,102,110)	($172)
10-Yr. U.S. Treasury Bond Futures	(65)	March 2013	(8,671,208)	(8,533,281)	137,927
30-Yr. U.S. Treasury Bond Futures	20	March 2013	2,985,530	2,869,375	(116,155)
S&P 500 Index Futures	10	March 2013	3,733,291	3,733,251	(40)
Total Futures Contracts					$21,560

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 19, 5 Year, at	Buy	12/20/2017	$750,000	($13,059)	($16,942)	($30,001)
5.00%; Bank of America
CDX IG, Series 19, 5 Year, at	Buy	12/20/2017	1,500,000	(3,588)	(7,806)	(11,394)
1.00%; Bank of America
Total Credit Default Swaps					($24,748)	($41,395)

1	As the buyer of protection, Balanced Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Balanced Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
High Yield	$1,834,321	$–	$100,000	346,408	$1,766,682	$29,555
Cash Management Trust- Collateral Investment	1,067,718	6,084,522	5,665,270	1,486,970	1,486,970	743
Cash Management Trust- Short Term Investment	13,922,888	11,232,776	8,242,175	16,913,489	16,913,489	4,200
Total Value and Income Earned	16,824,927				20,167,141	34,498

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

High Yield Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value

Communications Services (0.4%)
	Clear Channel Communications, Inc., Term Loan
$3,790,000	0.000%, 1/29/2016[b,c]	$3,275,773

	Total	3,275,773

Consumer Non-Cyclical (0.5%)
	HCA, Inc., Term Loan
4,270,454	3.452%, 5/1/2018	4,296,461

	Total	4,296,461

Financials (0.3%)
	Nuveen Investments, Inc., Term Loan
2,350,000	8.250%, 2/28/2019	2,392,112

	Total	2,392,112

Technology (0.5%)
	First Data Corporation Extended, Term Loan
3,809,215	4.205%, 3/26/2018	3,770,056

	Total	3,770,056

	Total Bank Loans (cost $13,410,950)	13,734,402

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
2,230,526	5.746%, 5/25/2036	1,616,315
1,600,000	6.011%, 5/25/2036	1,123,970

	Total	2,740,285

Basic Materials (7.6%)
	Ainsworth Lumber Company, Ltd.
950,000	7.500%, 12/15/2017[d]	1,014,125
	APERAM
1,430,000	7.750%, 4/1/2018[d]	1,372,800
	Arch Coal, Inc.
1,900,000	7.000%, 6/15/2019[e]	1,714,750
1,500,000	7.250%, 10/1/2020[e]	1,342,500
950,000	7.250%, 6/15/2021[e]	850,250
	CONSOL Energy, Inc.
1,700,000	8.000%, 4/1/2017	1,836,000
2,430,000	8.250%, 4/1/2020	2,630,475
	FMG Resources Property, Ltd.
2,370,000	7.000%, 11/1/2015[d,e]	2,470,725
1,410,000	6.000%, 4/1/2017[d,e]	1,448,775
3,300,000	6.875%, 2/1/2018[d,e]	3,423,750
3,860,000	8.250%, 11/1/2019[d,e]	4,139,850
	Graphic Packaging International, Inc.
700,000	9.500%, 6/15/2017	749,000
1,400,000	7.875%, 10/1/2018	1,536,500
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
2,820,000	8.875%, 2/1/2018[e]	2,848,200
2,850,000	9.000%, 11/15/2020	2,650,500

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Basic Materials (7.6%) - continued
	Inmet Mining Corporation
$3,400,000	8.750%, 6/1/2020[d]	$3,774,000
	LyondellBasell Industries NV
2,340,000	5.000%, 4/15/2019	2,579,850
1,400,000	6.000%, 11/15/2021	1,645,000
	Midwest Vanadium Pty., Ltd.
3,070,000	11.500%, 2/15/2018[f]	1,980,150
	NOVA Chemicals Corporation
4,890,000	8.625%, 11/1/2019	5,574,600
	Novelis, Inc.
3,550,000	8.750%, 12/15/2020	4,011,500
	Resolute Forest Products
3,659,000	10.250%, 10/15/2018	4,216,997
	Ryerson, Inc.
1,900,000	9.000%, 10/15/2017[d]	2,042,500
	Sappi Papier Holding GmbH
595,000	8.375%, 6/15/2019[d]	672,350
	Severstal Columbus, LLC
1,400,000	10.250%, 2/15/2018	1,508,500
	Tembec Industries, Inc.
2,820,000	11.250%, 12/15/2018	3,109,050
	US Coatings Acquisition, Inc./Flash Dutch 2 BV
1,420,000	7.375%, 5/1/2021[d]	1,462,600

	Total	62,605,297

Capital Goods (7.9%)
	BE Aerospace, Inc.
3,280,000	6.875%, 10/1/2020	3,624,400
	Case New Holland, Inc.
2,210,000	7.875%, 12/1/2017	2,613,325
	Cemex Finance, LLC
2,370,000	9.375%, 10/12/2022[d]	2,678,100
	Cemex SAB de CV
2,370,000	9.000%, 1/11/2018[d]	2,559,600
	CNH Capital, LLC
1,500,000	3.875%, 11/1/2015[d]	1,541,250
	Coleman Cable, Inc.
1,580,000	9.000%, 2/15/2018	1,714,300
	EnergySolutions, Inc.
2,350,000	10.750%, 8/15/2018	2,467,500
	Liberty Tire Recycling
1,870,000	11.000%, 10/1/2016[f]	1,776,500
	Manitowoc Company, Inc.
4,270,000	8.500%, 11/1/2020	4,803,750
	Nortek, Inc.
2,840,000	10.000%, 12/1/2018	3,223,400
1,000,000	8.500%, 4/15/2021[d]	1,130,000
2,860,000	8.500%, 4/15/2021	3,238,950
	Owens-Illinois, Inc.
3,030,000	7.800%, 5/15/2018	3,522,375
	RBS Global, Inc.
3,980,000	8.500%, 5/1/2018	4,358,100
	Reynolds Group Issuer, Inc.
1,420,000	9.000%, 4/15/2019	1,498,100
2,340,000	9.875%, 8/15/2019	2,556,450
1,900,000	5.750%, 10/15/2020[d]	1,942,750
2,370,000	8.250%, 2/15/2021	2,482,575
	RSC Equipment Rental, Inc.
2,780,000	8.250%, 2/1/2021	3,162,250
	Sealed Air Corporation
1,450,000	8.375%, 9/15/2021[d]	1,663,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

High Yield Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Capital Goods (7.9%) - continued
	Silgan Holdings, Inc.
$3,530,000	5.000%, 4/1/2020	$3,653,550
	Tekni-Plex, Inc.
3,300,000	9.750%, 6/1/2019[d]	3,630,000
	United Rentals North America, Inc.
930,000	7.375%, 5/15/2020	1,023,000
	UR Financing Escrow Corporation
3,750,000	7.625%, 4/15/2022	4,181,250

	Total	65,045,350

Communications Services (19.0%)
	Altice Financing SA
480,000	7.875%, 12/15/2019[d]	515,520
	Altice Finco SA
950,000	9.875%, 12/15/2020[d]	1,040,250
	AMC Networks, Inc.
4,690,000	7.750%, 7/15/2021	5,358,325
1,280,000	4.750%, 12/15/2022	1,280,000
	Cablevision Systems Corporation
3,740,000	8.625%, 9/15/2017	4,385,150
	CCO Holdings, LLC
3,750,000	7.250%, 10/30/2017	4,068,750
1,890,000	7.000%, 1/15/2019	2,043,563
700,000	7.375%, 6/1/2020	778,750
	Cequel Communications Escrow 1, LLC
3,180,000	6.375%, 9/15/2020[d]	3,331,050
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022[d]	5,325,000
	Crown Castle International Corporation
5,690,000	5.250%, 1/15/2023[d]	5,974,500
	Digicel, Ltd.
3,790,000	8.250%, 9/1/2017[d]	4,017,400
1,470,000	7.000%, 2/15/2020[d]	1,591,275
	Dish DBS Corporation
2,220,000	5.875%, 7/15/2022	2,358,750
	Eileme 2 AB
3,740,000	11.625%, 1/31/2020[d]	4,403,850
	Frontier Communications Corporation
2,810,000	8.250%, 4/15/2017[e]	3,252,575
	Hughes Satellite Systems Corporation
4,400,000	6.500%, 6/15/2019	4,862,000
	Intelsat Jackson Holdings SA
710,000	7.250%, 10/15/2020[d]	759,700
6,320,000	7.250%, 10/15/2020	6,762,400
1,420,000	6.625%, 12/15/2022[d,e]	1,443,075
	Intelsat Luxembourg SA
6,460,000	11.250%, 2/4/2017	6,847,600
3,228,461	11.500%, 2/4/2017	3,422,169
	Lamar Media Corporation
3,050,000	5.000%, 5/1/2023[d]	3,111,000
	Leap Wireless International, Inc., Convertible
4,215,000	4.500%, 7/15/2014[e]	4,067,475
	Level 3 Financing, Inc.
3,700,000	8.625%, 7/15/2020	4,144,000
	NII Capital Corporation
1,420,000	7.625%, 4/1/2021	1,114,700

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Communications Services (19.0%) - continued
	Satmex Escrow SA de CV
$4,770,000	9.500%, 5/15/2017	$4,960,800
	SBA Telecommunications, Inc.
590,000	5.750%, 7/15/2020[d]	619,500
	Sprint Capital Corporation
2,370,000	6.875%, 11/15/2028	2,393,700
	Sprint Nextel Corporation
7,620,000	9.000%, 11/15/2018[d]	9,429,750
2,530,000	7.000%, 3/1/2020[d]	2,934,800
2,370,000	7.000%, 8/15/2020	2,565,525
6,190,000	6.000%, 11/15/2022	6,220,950
	Telesat Canada
5,210,000	6.000%, 5/15/2017[d]	5,470,500
	Unitymedia Hessen GmbH & Company KG
4,650,000	5.500%, 1/15/2023[d]	4,743,000
	Univision Communications, Inc.
3,000,000	6.750%, 9/15/2022[d]	3,135,000
	UPC Holding BV
4,000,000	9.875%, 4/15/2018[d]	4,520,000
	UPCB Finance V, Ltd.
1,400,000	7.250%, 11/15/2021[d]	1,547,000
	Virgin Media Finance plc
1,042,000	8.375%, 10/15/2019	1,178,762
1,050,000	4.875%, 2/15/2022	1,047,375
2,470,000	5.250%, 2/15/2022	2,581,150
	WideOpenWest Finance, LLC
4,880,000	10.250%, 7/15/2019[d]	5,355,800
	Wind Acquisition Finance SA
4,740,000	11.750%, 7/15/2017[d]	5,095,500
	XM Satellite Radio, Inc.
3,320,000	7.625%, 11/1/2018[d]	3,685,200
	Zayo Group, LLC
3,075,000	8.125%, 1/1/2020	3,428,625

	Total	157,171,764

Consumer Cyclical (14.4%)
	Algeco Scotsman Global Finance plc
3,320,000	8.500%, 10/15/2018[d]	3,552,400
	American Axle & Manufacturing, Inc.
2,800,000	7.875%, 3/1/2017[e]	2,887,528
	Beazer Homes USA, Inc.
950,000	9.125%, 6/15/2018	1,011,750
3,470,000	9.125%, 5/15/2019	3,730,250
	Brookfield Residential Properties, Inc.
2,370,000	6.500%, 12/15/2020[d]	2,500,350
	Burlington Coat Factory Warehouse Corporation
3,350,000	10.000%, 2/15/2019	3,643,125
	Choice Hotels International, Inc.
1,880,000	5.750%, 7/1/2022	2,086,800
	Chrysler Group, LLC
2,230,000	8.000%, 6/15/2019[e]	2,441,850
2,400,000	8.250%, 6/15/2021[e]	2,664,000
	DineEquity, Inc.
3,800,000	9.500%, 10/30/2018	4,322,500
	Eldorado Resorts, LLC
4,330,000	8.625%, 6/15/2019[e,f]	4,265,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

High Yield Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Consumer Cyclical (14.4%) - continued
	General Motors Financial Company, Inc.
$2,600,000	4.750%, 8/15/2017[d]	$2,717,221
1,190,000	6.750%, 6/1/2018	1,377,425
	Host Hotels & Resorts, LP
3,290,000	5.250%, 3/15/2022	3,586,100
	Jaguar Land Rover Automotive plc
950,000	5.625%, 2/1/2023[d]	969,000
	KB Home
930,000	7.250%, 6/15/2018[e]	1,032,300
1,750,000	8.000%, 3/15/2020[e]	2,027,813
1,420,000	7.500%, 9/15/2022	1,590,400
	Lear Corporation
1,755,000	7.875%, 3/15/2018	1,891,012
1,755,000	8.125%, 3/15/2020	1,961,212
990,000	4.750%, 1/15/2023[d]	985,050
	Limited Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,626,625
1,640,000	5.625%, 2/15/2022	1,763,000
	MCE Finance, Ltd.
2,130,000	5.000%, 2/15/2021[c,d]	2,119,350
	MGM Resorts International
4,693,000	10.000%, 11/1/2016	5,537,740
	Mohegan Tribal Gaming Authority
4,280,000	10.500%, 12/15/2016[d]	4,269,300
	NCL Corporation, Ltd.
1,830,000	11.750%, 11/15/2016	2,067,900
4,970,000	9.500%, 11/15/2018	5,467,000
	Realogy Corporation
2,645,000	11.500%, 4/15/2017	2,843,375
	ROC Finance, LLC
4,220,000	12.125%, 9/1/2018[d]	4,863,550
	Royal Caribbean Cruises, Ltd.
6,000,000	5.250%, 11/15/2022	6,360,000
	Seminole Indian Tribe of Florida
4,170,000	7.804%, 10/1/2020[d]	4,297,519
	Seven Seas Cruises S de RL, LLC
4,730,000	9.125%, 5/15/2019[d]	5,013,800
	Six Flags Entertainment Corporation
6,170,000	5.250%, 1/15/2021[d]	6,139,150
	Studio City Finance, Ltd.
4,760,000	8.500%, 12/1/2020[d]	5,241,950
	Tunica-Biloxi Gaming Authority
4,230,000	9.000%, 11/15/2015[f]	3,828,150
	West Corporation
4,350,000	8.625%, 10/1/2018	4,665,375
2,140,000	7.875%, 1/15/2019	2,268,400

	Total	119,615,320

Consumer Non-Cyclical (11.3%)
	Biomet, Inc.
2,840,000	6.500%, 8/1/2020[d]	2,982,000
3,810,000	6.500%, 10/1/2020[d]	3,867,150
	CDRT Holding Corporation
2,370,000	9.250%, 10/1/2017[d]	2,447,025
	Community Health Systems, Inc.
1,890,000	5.125%, 8/15/2018	1,989,225
3,060,000	8.000%, 11/15/2019	3,358,350
	DaVita HealthCare Partners, Inc.
2,370,000	5.750%, 8/15/2022	2,488,500

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Consumer Non-Cyclical (11.3%) - continued
	Del Monte Corporation
$1,275,000	7.625%, 2/15/2019	$1,329,187
	DJO Finance, LLC
1,400,000	9.750%, 10/15/2017	1,351,000
3,250,000	8.750%, 3/15/2018[d]	3,615,625
	Elan Finance plc
2,370,000	6.250%, 10/15/2019[d]	2,535,900
	Emergency Medical Services Corporation
4,630,000	8.125%, 6/1/2019	5,069,850
	Endo Health Solutions, Inc.
2,840,000	7.250%, 1/15/2022	3,109,800
	Fresenius Medical Care US Finance, Inc.
2,340,000	6.500%, 9/15/2018[d]	2,632,500
	Grifols, Inc.
3,620,000	8.250%, 2/1/2018	3,972,950
	HCA, Inc.
4,570,000	7.500%, 2/15/2022	5,278,350
5,140,000	4.750%, 5/1/2023	5,172,125
	Ingles Markets, Inc.
1,400,000	8.875%, 5/15/2017	1,482,250
	JBS Finance II, Ltd.
4,450,000	8.250%, 1/29/2018[f]	4,806,000
	JBS USA, LLC/JBS USA Finance, Inc.
2,850,000	11.625%, 5/1/2014	3,174,187
	Libbey Glass, Inc.
3,310,000	6.875%, 5/15/2020	3,562,388
	Michael Foods Holding, Inc.
950,000	8.500%, 7/15/2018[d]	976,125
	Michael Foods, Inc.
3,760,000	9.750%, 7/15/2018	4,173,600
	Revlon Consumer Products Corporation
3,270,000	9.750%, 11/15/2015	3,449,850
	Rite Aid Corporation
2,530,000	7.500%, 3/1/2017	2,586,925
1,790,000	9.500%, 6/15/2017	1,868,312
	Spectrum Brands Escrow Corporation
1,930,000	6.375%, 11/15/2020[d]	2,053,038
1,820,000	6.625%, 11/15/2022[d]	1,965,600
	Teleflex, Inc.
3,790,000	6.875%, 6/1/2019	4,112,150
	Visant Corporation
4,360,000	10.000%, 10/1/2017	3,989,400
	Warner Chilcott Company, LLC
4,115,000	7.750%, 9/15/2018	4,444,200

	Total	93,843,562

Energy (11.0%)
	Bristow Group, Inc.
1,430,000	6.250%, 10/15/2022	1,544,400
	Chaparral Energy, Inc.
1,500,000	7.625%, 11/15/2022[d]	1,605,000
2,350,000	7.625%, 11/15/2022	2,538,000
	Coffeyville Resources, LLC
3,900,000	10.875%, 4/1/2017[d,e]	4,251,000
	Concho Resources, Inc.
4,760,000	6.500%, 1/15/2022	5,188,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

High Yield Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Energy (11.0%) - continued
	Continental Resources, Inc.
$3,290,000	5.000%, 9/15/2022	$3,503,850
	Denbury Resources, Inc.
700,000	9.750%, 3/1/2016	738,150
369,000	8.250%, 2/15/2020	411,435
1,540,000	6.375%, 8/15/2021	1,674,750
1,090,000	4.625%, 7/15/2023[c]	1,068,200
	Drill Rigs Holdings, Inc.
1,190,000	6.500%, 10/1/2017[d]	1,187,025
	Energy XXI Gulf Coast, Inc.
1,890,000	9.250%, 12/15/2017	2,152,238
1,420,000	7.750%, 6/15/2019	1,540,700
	Halcon Resources Corporation
4,750,000	8.875%, 5/15/2021[d]	5,070,625
	Harvest Operations Corporation
4,710,000	6.875%, 10/1/2017	5,233,987
	Helix Energy Solutions Group, Inc.
2,026,000	9.500%, 1/15/2016[d]	2,081,715
	Key Energy Services, Inc.
1,410,000	6.750%, 3/1/2021[d]	1,410,000
	Kodiak Oil & Gas Corporation
1,420,000	5.500%, 1/15/2021[d]	1,430,650
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020	2,480,625
1,930,000	7.750%, 2/1/2021	2,065,100
	Markwest Energy Partners, LP
2,340,000	6.250%, 6/15/2022	2,538,900
	MEG Energy Corporation
2,840,000	6.375%, 1/30/2023[d]	2,960,700
	Newfield Exploration Company
2,840,000	5.750%, 1/30/2022	3,124,000
	Northern Tier Energy, LLC
2,980,000	7.125%, 11/15/2020[d]	3,129,000
	Oasis Petroleum, Inc.
2,430,000	7.250%, 2/1/2019	2,636,550
1,410,000	6.500%, 11/1/2021	1,508,700
	Pacific Drilling V, Ltd.
2,860,000	7.250%, 12/1/2017[d]	2,974,400
	Plains Exploration & Production Company
2,500,000	6.125%, 6/15/2019	2,756,250
1,500,000	6.750%, 2/1/2022	1,689,375
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020	2,348,500
940,000	6.500%, 12/15/2021	1,008,150
	QEP Resources, Inc.
3,230,000	6.875%, 3/1/2021	3,738,725
	SandRidge Energy, Inc.
3,320,000	7.500%, 2/15/2023	3,527,500
	SESI, LLC
1,550,000	6.375%, 5/1/2019	1,658,500
2,800,000	7.125%, 12/15/2021	3,115,000
	United Refining Company
4,290,000	10.500%, 2/28/2018	4,804,800

	Total	90,694,900

Financials (7.7%)
	Ally Financial, Inc.
1,920,000	7.500%, 12/31/2013	2,016,000
1,590,000	5.500%, 2/15/2017	1,709,374
2,350,000	8.000%, 3/15/2020	2,881,687
4,910,000	7.500%, 9/15/2020	5,904,275

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Financials (7.7%) - continued
	Aviv Healthcare Properties, LP
$4,730,000	7.750%, 2/15/2019	$5,072,925
	Banco do Brasil SA/Cayman Islands
1,250,000	6.250%, 12/29/2049[d,g]	1,240,625
	CIT Group, Inc.
2,630,000	5.250%, 4/1/2014[d]	2,741,775
2,140,000	5.000%, 5/15/2017	2,284,450
	Community Choice Financial, Inc.
2,380,000	10.750%, 5/1/2019	2,261,000
	CyrusOne, LP/CyrusOne Finance Corporation
4,960,000	6.375%, 11/15/2022[d]	5,294,800
	DDR Corporation
720,000	4.625%, 7/15/2022	775,301
	Developers Diversified Realty Corporation
2,810,000	7.875%, 9/1/2020	3,571,038
	Eksportfinans ASA
2,330,000	2.375%, 5/25/2016	2,224,635
	Icahn Enterprises, LP
4,270,000	7.750%, 1/15/2016	4,435,463
6,640,000	8.000%, 1/15/2018	7,113,100
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015	2,556,563
1,400,000	8.875%, 9/1/2017	1,685,250
	Milestone Aviation Group, LLC
950,000	8.625%, 12/15/2017[d]	988,000
	Omega Healthcare Investors, Inc.
6,100,000	5.875%, 3/15/2024	6,466,000
	Speedy Cash Intermediate Holdings Corporation
2,250,000	10.750%, 5/15/2018[d]	2,424,375

	Total	63,646,636

Technology (4.8%)
	Alliance Data Systems Corporation
3,810,000	5.250%, 12/1/2017[d]	3,971,925
3,535,000	6.375%, 4/1/2020[d]	3,817,800
	Amkor Technology, Inc.
2,870,000	6.625%, 6/1/2021[e]	2,934,575
	Brocade Communications Systems, Inc.
3,410,000	4.625%, 1/15/2023[d]	3,401,475
	Equinix, Inc.
3,330,000	8.125%, 3/1/2018	3,654,675
950,000	7.000%, 7/15/2021	1,059,250
	First Data Corporation
3,320,000	11.250%, 3/31/2016[e]	3,303,400
1,000,000	7.375%, 6/15/2019[d]	1,052,500
1,629,000	12.625%, 1/15/2021	1,734,885
	Freescale Semiconductor, Inc.
1,890,000	8.050%, 2/1/2020[e]	1,946,700
2,089,000	10.750%, 8/1/2020	2,318,790
	Infor US, Inc.
2,910,000	9.375%, 4/1/2019	3,288,300
	Jabil Circuit, Inc.
1,420,000	4.700%, 9/15/2022	1,455,500
	NXP BV/NXP Funding, LLC
600,000	9.750%, 8/1/2018[d]	690,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

High Yield Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Technology (4.8%) - continued
	Seagate HDD Cayman
$2,860,000	7.750%, 12/15/2018	$3,153,150
	Sensata Technologies BV
1,900,000	6.500%, 5/15/2019[d,e]	2,037,750

	Total	39,820,675

Transportation (2.9%)
	American Petroleum Tankers, LLC
1,059,000	10.250%, 5/1/2015	1,101,360
	Avis Budget Car Rental, LLC
4,670,000	8.250%, 1/15/2019	5,172,025
	CMA CGM SA
4,290,000	8.500%, 4/15/2017[d,e]	3,710,850
	Continental Airlines, Inc.
2,750,000	6.750%, 9/15/2015[d]	2,887,500
1,440,000	6.125%, 4/29/2018	1,440,000
470,000	6.250%, 4/11/2020	495,850
	HDTFS, Inc.
710,000	6.250%, 10/15/2022[d]	770,350
	Navios Maritime Acquisition Corporation
1,430,000	8.625%, 11/1/2017	1,354,925
	Navios Maritime Holdings, Inc.
2,590,000	8.875%, 11/1/2017	2,557,625
2,030,000	8.125%, 2/15/2019[e]	1,725,500
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
1,240,000	9.250%, 4/15/2019	1,240,000
	United Air Lines, Inc.
1,410,694	9.750%, 1/15/2017	1,622,298

	Total	24,078,283

Utilities (4.6%)
	Access Midstream Partners, LP
1,280,000	4.875%, 5/15/2023	1,273,600
	AES Corporation
5,350,000	7.375%, 7/1/2021	5,965,250
	Chesapeake Midstream Partners, LP
810,000	6.125%, 7/15/2022	860,625
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,643,852
1,650,000	6.375%, 10/1/2022	1,800,747
	Crosstex Energy, LP/Crosstex Energy Finance Corporation
3,270,000	8.875%, 2/15/2018	3,511,163
940,000	7.125%, 6/1/2022[d]	984,650
	Energy Future Intermediate Holding Company, LLC
1,900,000	11.750%, 3/1/2022[d]	2,163,625
	Holly Energy Partners, LP
1,870,000	8.250%, 3/15/2018	2,019,600
820,000	6.500%, 3/1/2020[d]	877,400
	MarkWest Energy Partners, LP
590,000	4.500%, 7/15/2023	587,050
	NRG Energy, Inc.
4,740,000	6.625%, 3/15/2023[d]	5,083,650
	Regency Energy Partners, LP
3,330,000	6.875%, 12/1/2018	3,604,725
760,000	5.500%, 4/15/2023	805,600
	Rockies Express Pipeline, LLC
1,660,000	6.000%, 1/15/2019[d]	1,626,800

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Utilities (4.6%) - continued
	Targa Resources Partners, LP
$4,280,000	5.250%, 5/1/2023[d]	$4,451,200

	Total	38,259,537

	Total Long-Term Fixed Income (cost $710,255,410)	757,521,609

Shares	Preferred Stock (0.5%)	Value

Financials (0.5%)
3,014	Ally Financial, Inc., 7.000%[d,g]	2,941,570
57,310	Ally Financial, Inc., 8.500%[g]	1,508,399

	Total	4,449,969

	Total Preferred Stock (cost $3,466,906)	4,449,969

Shares	Common Stock (<0.1%)	Value

Consumer Discretionary (<0.1%)
36,330	TVMAX Holdings, Inc.[h,i]	4

	Total	4

	Total Common Stock (cost $2,245,000)	4

Shares	Collateral Held for Securities Loaned (6.4%)	Value

53,050,265	Thrivent Cash Management Trust	53,050,265

	Total Collateral Held for Securities Loaned (cost $53,050,265)	53,050,265

Shares or Principal Amount	Short-Term Investments (4.0%)	Value

	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.105%, 6/17/2013[j,k]	299,881
32,830,368	Thrivent Cash Management Trust	32,830,368

	Total Short-Term Investments (at amortized cost)	33,130,249

	Total Investments (cost $815,558,780) 104.1%	$861,886,498

	Other Assets and Liabilities, Net (4.1%)	(34,221,838)

	Total Net Assets 100.0%	$827,664,660

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2013, the value of these investments was $260,018,058 or 31.4% of total net assets.
e	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

High Yield Fund

Schedule of Investments as of January 31, 2013

(unaudited)

f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of January 31, 2013.

Security	Acquisition Date	Cost
Eldorado Resorts, LLC	5/19/2011	$4,244,351
JBS Finance II, Ltd.	7/22/2010	$4,389,213
Liberty Tire Recycling	9/23/2010	$1,849,972
Midwest Vanadium Pty., Ltd.	1/25/2012	$2,883,641
Tunica-Biloxi Gaming Authority	11/8/2005	$4,216,559

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Security is fair valued.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At January 31, 2013, $259,897 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$52,801,302
Gross unrealized depreciation	(6,473,584)

Net unrealized appreciation (depreciation)	$46,327,718

Cost for federal income tax purposes	$815,558,780

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

High Yield Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	3,275,773	–	3,275,773	–
Consumer Non-Cyclical	4,296,461	–	4,296,461	–
Financials	2,392,112	–	2,392,112	–
Technology	3,770,056	–	3,770,056	–
Long-Term Fixed Income
Asset-Backed Securities	2,740,285	–	2,740,285	–
Basic Materials	62,605,297	–	62,605,297	–
Capital Goods	65,045,350	–	65,045,350	–
Communications Services	157,171,764	–	157,171,764	–
Consumer Cyclical	119,615,320	–	119,615,320	–
Consumer Non-Cyclical	93,843,562	–	93,843,562	–
Energy	90,694,900	–	90,694,900	–
Financials	63,646,636	–	63,646,636	–
Technology	39,820,675	–	39,820,675	–
Transportation	24,078,283	–	24,078,283	–
Utilities	38,259,537	–	38,259,537	–
Preferred Stock
Financials	4,449,969	1,508,399	2,941,570	–
Common Stock
Consumer Discretionary	4	–	–	4
Collateral Held for Securities Loaned	53,050,265	53,050,265	–	–
Short-Term Investments	33,130,249	32,830,368	299,881	–
Total	$861,886,498	$87,389,032	$774,497,462	$4

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Credit Default Swaps	867,111	–	867,111	–
Total Liability Derivatives	$867,111	$–	$867,111	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/ (Loss)
CDX HY, Series 18, 5 Year, at	Buy	6/20/2017	$6,930,000	($259,101)	($229,566)	($488,667)
5.00%; Bank of America
CDX HY, Series 19, 5 Year, at	Buy	12/20/2017	7,200,000	(215,802)	(162,642)	(378,444)
5.00%; Bank of America
Total Credit Default Swaps					($392,208)	($867,111)

1	As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

High Yield Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Cash Management Trust- Collateral Investment	$64,588,487	$34,126,752	$45,664,974	53,050,265	$53,050,265	$47,592
Cash Management Trust- Short Term Investment	31,101,499	61,855,569	60,126,700	32,830,368	32,830,368	9,033
Total Value and Income Earned	95,689,986				85,880,633	56,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Alabama (0.1%)
	Alabama Public School and College Authority Capital Improvement Revenue Refunding Bonds
$1,500,000	5.000%, 5/1/2029, Series Aa	$1,853,820

	Total	1,853,820

Alaska (0.2%)
	Valdez, Alaska Marine Terminal Revenue Bonds (Exxon Pipeline Company)
880,000	0.110%, 10/1/2025[b]	880,000
	Valdez, Alaska Marine Terminal Revenue Bonds (ExxonMobil)
3,130,000	0.110%, 12/1/2029[b]	3,130,000

	Total	4,010,000

Arizona (0.9%)
	Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.)
1,000,000	5.000%, 4/1/2017	1,042,050
1,200,000	5.000%, 4/1/2018	1,250,736
	Arizona Sports and Tourism Authority Revenue Refunding Bonds (Multipurpose Stadium Facility)
500,000	4.000%, 7/1/2017, Series A	552,415
	Arizona Transportation Board Highway Revenue Bonds
1,500,000	5.000%, 7/1/2023, Series A	1,866,585
1,500,000	5.000%, 7/1/2036, Series A	1,733,445
	Glendale, Arizona Industrial Development Authority Revenue Bonds (Midwestern University)
2,500,000	5.000%, 5/15/2031	2,734,625
1,000,000	5.000%, 5/15/2035	1,072,990
	Phoenix, Arizona Civic Improvement Corporation Airport Revenue Bonds
3,060,000	5.250%, 7/1/2033, Series A	3,490,083
	Phoenix-Mesa Gateway Airport Authority Special Facility Revenue Bonds
700,000	5.000%, 7/1/2038	738,108
	Yavapai County Industrial Development Authority Hospital Revenue Bonds (Yavapai Regional Medical Center)
500,000	6.000%, 8/1/2033, Series A	512,010

	Total	14,993,047

Arkansas (0.3%)
	Rogers, Arkansas Sales and Use Tax Refunding and Improvement Bonds
2,975,000	4.000%, 11/1/2027, Series 2011	3,237,841

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Arkansas (0.3%) - continued
	Rogers, Arkansas Sales and Use Tax Refunding and Improvement Bonds - continued
$1,000,000	4.125%, 11/1/2031, Series 2011	$1,049,360

	Total	4,287,201

California (12.2%)
	Anaheim Public Financing Authority Lease Revenue Bonds (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Series Ac	4,884,017
	Beverly Hills Unified School District, Los Angeles County, California General Obligation Bonds
10,000,000	Zero Coupon, 8/1/2031	5,022,100
	California Educational Facilities Authority Revenue Bonds (Stanford University)
6,615,000	5.250%, 4/1/2040	9,152,382
	California General Obligation Refunding Bonds
2,765,000	5.000%, 9/1/2015	3,076,560
	California Health Facilities Financing Authority Refunding Revenue Bonds (Lucile Salter Packard Children’s Hospital at Stanford)
3,840,000	1.450%, 8/15/2033, Series Ab	3,875,290
	California Health Facilities Financing Authority Revenue Bonds (Stanford Hospital and Clinics)
500,000	5.000%, 8/15/2017, Series B	583,970
	California Infrastructure and Economic Development Bank Bay Area Toll Bridges Seismic Retrofit Revenue Bonds (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Series Aa,c	6,640,850
	California Infrastructure and Economic Development Bank Revenue Bonds (California Independent System Operator Corporation)
3,025,000	6.250%, 2/1/2039, Series A	3,254,749
	California Municipal Finance Authority Refunding Revenue Bonds (Biola University)
1,500,000	5.875%, 10/1/2034	1,637,070
	California State Department of Water Resources Supply Revenue Bonds
6,250,000	5.000%, 5/1/2016, Series M	7,119,937
	California Various Purpose General Obligation Bonds
2,000,000	5.250%, 11/1/2021[a]	2,074,680
10,000	5.250%, 4/1/2029	10,426
3,990,000	5.250%, 4/1/2029[a]	4,221,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

California (12.2%) - continued
	California Various Purpose General Obligation Bonds - continued
$10,000,000	5.250%, 3/1/2038	$11,332,800
10,000,000	6.000%, 4/1/2038	11,978,700
5,000,000	6.000%, 11/1/2039	6,065,100
	California Various Purpose General Obligation Bonds (NATL-RE Insured)
300,000	6.000%, 8/1/2016[c]	308,121
	Chula Vista Industrial Development Revenue Refunding Bonds (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Series C	2,354,333
	Contra Costa County, California Home Mortgage Revenue Bonds (GNMA Collateralized)
4,030,000	7.500%, 5/1/2014[a,c]	4,392,740
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California Water System Revenue Refunding Bonds (NATL-RE FGIC Insured)
10,000,000	5.000%, 6/1/2037, Series Ac	11,236,000
	El Camino Community College District General Obligation Bonds (Election of 2002)
6,480,000	Zero Coupon, 8/1/2034, Series C	2,663,798
	Foothill-De Anza California Community College District General Obligation Bonds
5,000,000	5.000%, 8/1/2040, Series C	5,664,400
	Golden West Schools Financing Authority Revenue Bonds (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Series Ac	483,454
	Los Angeles Community College District, Los Angeles County, California General Obligation Bonds (Election 2008)
10,050,000	6.000%, 8/1/2033, Series A	12,402,303
	Los Angeles Department of Airports Revenue Bonds (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Series A	9,027,600
	Los Angeles Unified School District, Los Angeles County, California General Obligation Bonds
5,000,000	5.000%, 1/1/2034, Series I	5,665,900
	Pittsburg, California Redevelopment Agency Tax Allocation Bonds (Los Medanos Community Development) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[c]	2,925,500

Principal Amount	Long-Term Fixed Income (99.4%)	Value

California (12.2%) - continued
	Pomona, California Single Family Mortgage Revenue Refunding Bonds (GNMA/FNMA Collateralized)
$3,130,000	7.600%, 5/1/2023, Series Aa,c	$4,150,474
	San Bernardino, California Single Family Mortgage Revenue Refunding Bonds (FHA/VA MTGS GNMA Collateralized)
1,115,000	7.500%, 5/1/2023, Series Aa,c	1,474,175
	San Diego Community College District, San Diego County, California General Obligation Bonds (AGM Insured)
10,000,000	5.000%, 5/1/2030[a,c]	11,033,700
	San Diego County Regional Airport Authority Airport Revenue Bonds
500,000	5.000%, 7/1/2038, Series B, AMT	563,990
	San Diego County Regional Airport Authority Airport Revenue Bonds (GNMA Collateralized)
1,500,000	5.000%, 7/1/2043, Series B, AMT[c]	1,685,025
	San Diego County, California Certificates of Participation
5,000,000	5.250%, 7/1/2030	5,549,100
	San Diego Unified School District General Obligation Bonds
10,000,000	Zero Coupon, 7/1/2033, Series A	8,191,400
	San Francisco, California City & County Airport Commission Revenue Bonds (San Francisco International Airport)
7,030,000	6.000%, 5/1/2039, Series E	8,353,468
	San Jose, California Airport Revenue Bonds (AMBAC Insured)
8,000,000	5.000%, 3/1/2037, Series A, AMT[c]	8,411,200
	San Jose, California Redevelopment Agency Tax Allocation Refunding Bonds (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Series Ac	2,764,444
	Santa Monica Community College District, Los Angeles County, California General Obligation Bonds
5,000,000	Zero Coupon, 8/1/2025, Series C	3,265,700
	Tuolumne Wind Project Authority Revenue Bonds (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Series A	2,330,360

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

California (12.2%) - continued
	University of California General Revenue Bonds
$5,000,000	5.250%, 5/15/2039, Series O	$5,722,200

	Total	201,549,516

Colorado (4.7%)
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Series A	487,934
1,000,000	5.375%, 6/15/2038, Series A	1,034,240
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	1,044,730
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Pinnacle Charter School, Inc.)
3,000,000	5.125%, 12/1/2039	3,123,210
	Colorado Health Facilities Authority Health Facilities Revenue Bonds (Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024	2,436,016
1,000,000	6.125%, 6/1/2038, Series Aa	1,076,800
10,000,000	5.000%, 12/1/2042	10,909,500
	Colorado Health Facilities Authority Hospital Revenue Refunding Bonds (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,229,620
	Colorado Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation
405,000	5.500%, 11/1/2027[a]	509,227
1,180,000	5.500%, 11/1/2027	1,417,003
	Colorado Housing and Finance Authority Single Family Program Bonds
150,000	6.700%, 8/1/2017, Series B-3	154,701
	Colorado Water Resources and Power Development Authority Clean Water Revenue Bonds (FSA Insured)
5,000	6.250%, 9/1/2013, Series Ac	5,022
	Denver Health and Hospital Authority Healthcare Revenue Bonds
2,000,000	5.250%, 12/1/2031, Series A	2,099,980
	Denver, Colorado Airport System Revenue Bonds (XLCA Insured)
5,000,000	5.000%, 11/15/2022, Series Ac	5,488,600

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Colorado (4.7%) - continued
	Denver, Colorado Board of Water Commissioners General Obligation Water Refunding Bonds
$6,000,000	5.600%, 10/1/2029[a]	$6,213,780
	Denver, Colorado Health & Hospital Authority Healthcare Revenue Bonds
5,000,000	5.500%, 12/1/2030	5,559,500
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, Colorado General Obligation Refunding Bonds (AGM Insured)
10,000,000	5.000%, 12/15/2016, Series Ac	11,231,000
	Larimer County, Colorado, Poudre School District R-1 General Obligation Improvement Bonds (NATL-RE-IBC Insured)
2,620,000	7.000%, 12/15/2016[c]	2,911,711
	Northwest Parkway Public Highway Authority Revenue Bonds (AMBAC Insured)
4,000,000	5.700%, 6/15/2021, Series Ca,c	4,663,200
	Plaza Metropolitan District No. 1 Revenue Refunding Bonds (City of Lakewood)
1,000,000	5.000%, 12/1/2021	1,103,380
	Plaza Metropolitan District No. 1 Revenue Refunding Bonds (City of Lakewood) (GNMA Collateralized)
500,000	5.000%, 12/1/2022[c]	550,070
	University of Colorado University Enterprise Revenue Bonds
1,250,000	5.375%, 6/1/2032, Series A	1,487,887
9,790,000	5.000%, 6/1/2033	11,426,105

	Total	78,163,216

Connecticut (0.8%)
	Connecticut Special Tax Obligation Bonds (Transportation Infrastructure)
11,000,000	5.000%, 1/1/2019	13,271,500

	Total	13,271,500

District of Columbia (0.9%)
	District of Columbia Income Tax Secured Revenue Refunding Bonds
2,325,000	5.000%, 12/1/2017, Series A	2,772,609
5,225,000	5.000%, 12/1/2028, Series C	6,154,214
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
4,995,000	6.250%, 5/15/2024	5,132,113

	Total	14,058,936

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Florida (5.5%)
	Broward County, Florida Water and Sewer Utility Revenue Bonds
$3,000,000	5.250%, 10/1/2034, Series A	$3,543,480
	CityPlace Community Development District Special Assessment and Revenue Refunding Bonds
500,000	5.000%, 5/1/2017	563,740
2,000,000	5.000%, 5/1/2026	2,297,260
	Florida Department of Transportation Turnpike Revenue Bonds
5,000,000	5.000%, 7/1/2022[d]	6,265,550
	Florida State Board of Education Public Education Capital Outlay Bonds (NATL-RE-IBC Insured)
90,000	9.125%, 6/1/2014[c]	95,281
	Greater Orlando Aviation Authority Airport Facilities Revenue Bonds
1,500,000	5.000%, 10/1/2039, Series C	1,681,650
	Gulf Breeze, Florida Revenue Refunding Bonds
2,020,000	5.000%, 12/1/2033	2,232,948
	Hillsborough County, Florida Community Investment Tax Refunding Revenue Bonds
4,025,000	5.000%, 11/1/2017, Series B	4,713,275
	Hillsborough County, Florida Industrial Development Authority Pollution Control Revenue Refunding Bonds (Tampa Electric Company)
2,500,000	5.150%, 9/1/2025, Series B	2,565,750
	Jacksonville Port Authority Revenue and Refunding Bonds
2,265,000	5.000%, 11/1/2038, Series A, AMT	2,446,087
	Leon County Educational Facilities Authority Certificates of Participation (Southgate Residence Hall Project)
1,145,000	8.500%, 9/1/2017[a]	1,528,460
	Miami-Dade County Authority Toll System Revenue Bonds (Florida Expressway)
2,000,000	5.000%, 7/1/2040, Series A	2,177,820
	Miami-Dade County, Florida Aviation Revenue Bonds (Miami International Airport - Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Series B	8,535,975
8,000,000	5.500%, 10/1/2041, Series A	8,847,200
	Miami-Dade County, Florida Public Facilities Revenue Bonds (Jackson Health System) (AGM Insured)
2,000,000	5.625%, 6/1/2034[c]	2,245,100

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Florida (5.5%) - continued
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Health, Inc.)
$5,010,000	5.125%, 10/1/2026	$5,631,691
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Series Ac	3,219,804
	Orange County, Orlando Expressway Authority Revenue Bonds
4,095,000	5.000%, 7/1/2035, Series C	4,620,634
	Orange County, Orlando Expressway Authority Revenue Bonds (Florida Expressway)
3,600,000	5.000%, 7/1/2030, Series A	4,123,728
	South Miami, Florida Health Facilities Authority Hospital Revenue Bonds (Baptist Health South Florida)
6,000,000	5.000%, 8/15/2032	6,428,280
	St. Johns County Industrial Development Authority Revenue Bonds (Presbyterian Retirement Communities)
6,445,000	5.875%, 8/1/2040, Series A	7,305,021
	Tallahassee, Florida Consolidated Utility Systems Revenue Bonds
4,035,000	5.000%, 10/1/2032	4,616,807
	Tampa-Hillsborough County Expressway Authority Refunding Revenue Bonds
5,250,000	5.000%, 7/1/2037, Series A	5,916,698

	Total	91,602,239

Georgia (1.2%)
	Atlanta, Georgia Airport General Revenue Bonds
1,000,000	5.000%, 1/1/2033, Series C, AMT	1,113,080
500,000	5.000%, 1/1/2034, Series C, AMT	555,330
500,000	5.000%, 1/1/2037, Series C, AMT	551,310
	Brunswick, Georgia Water and Sewer Revenue Refunding and Improvement Bonds (NATL-RE Insured)
1,500,000	6.100%, 10/1/2019[a,c]	1,826,760
	Burke County Development Authority Pollution Control Revenue Bonds (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Series C	6,528,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Georgia (1.2%) - continued
	Chatham County Hospital Authority, Savannah, Georgia Hospital Revenue Improvement Bonds (Memorial Health University Medical Center, Inc.)
$1,560,000	5.750%, 1/1/2029, Series Aa	$1,636,097
	Cherokee County, Georgia Water and Sewerage Authority Water and Sewerage Revenue Bonds (Refunding and Improvements) (NATL-RE)
4,910,000	5.500%, 8/1/2018[c]	5,549,773
	Milledgeville and Baldwin County Development Authority Revenue Bonds (Georgia College and State University Foundation Property III, LLC Student Housing System)
2,500,000	5.500%, 9/1/2024[a]	2,726,550

	Total	20,486,900

Hawaii (1.9%)
	Hawaii Airports System Revenue Bonds
3,040,000	5.250%, 7/1/2030, Series A	3,559,323
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Revenue Refunding Bonds
1,000,000	5.125%, 11/15/2032	1,095,330
1,000,000	5.250%, 11/15/2037	1,080,090
	Hawaii State Harbor System Revenue Bonds
6,000,000	5.250%, 7/1/2030, Series A	6,916,140
	Honolulu City and County, Hawaii General Obligation Bonds (NATL-RE Insured)
1,410,000	5.250%, 3/1/2027, Series Aa,c	1,415,161
	Honolulu, Hawaii Board of Water Supply Water System Revenue Bonds (NATL-RE Insured)
5,000,000	5.000%, 7/1/2036, Series Ac	5,547,150
	Honolulu, Hawaii General Obligation Bonds (NATL-RE FGIC-TCRS Insured)
2,555,000	6.250%, 4/1/2014, Series Ac	2,730,835
	Honolulu, Hawaii General Obligation Bonds (NATL-RE Insured)
8,590,000	5.250%, 3/1/2027, Series Aa,c	8,621,439

	Total	30,965,468

Illinois (8.5%)
	Broadview, Cook County, Illinois Tax Increment Revenue Bonds
1,000,000	5.375%, 7/1/2015	1,000,980
	Chicago General Obligation Bonds (City Colleges of Chicago Capital Improvement) (NATL-RE FGIC Insured)
10,000,000	Zero Coupon, 1/1/2024[c]	6,633,000

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Illinois (8.5%) - continued
	Chicago Metropolitan Water Reclamation District General Obligation Refunding Bonds
$7,950,000	5.250%, 12/1/2032, Series C	$10,537,010
	Chicago Tax Increment Allocation Bonds (Near South Redevelopment Project) (ACA Insured)
7,200,000	Zero Coupon, 11/15/2014, Series Ac	6,732,792
	Chicago, Illinois Midway Airport Revenue Bonds
2,000,000	5.000%, 1/1/2034, Series Bb	2,148,240
	Cook County General Obligation Refunding Bonds
495,000	5.000%, 11/15/2019, Series C	592,139
1,000,000	5.000%, 11/15/2020, Series C	1,204,680
1,500,000	5.000%, 11/15/2021, Series C	1,806,975
520,000	5.000%, 11/15/2022, Series C	626,121
	Cook County, Illinois Community Consolidated School District No. 15 Limited Tax Capital Appreciation School Bonds (NATL-RE FGIC Insured)
1,000,000	Zero Coupon, 12/1/2014[a,c]	959,360
	Cook County, Illinois School District No. 99 (Cicero) General Obligation School Bonds (NATL-RE FGIC Insured)
1,565,000	8.500%, 12/1/2014[c]	1,749,670
1,815,000	8.500%, 12/1/2016[c]	2,228,149
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern University)
4,900,000	5.250%, 11/1/2032[a]	5,548,123
	Illinois Finance Authority Revenue Bonds (DePaul University)
4,075,000	6.000%, 10/1/2032, Series A	4,748,149
	Illinois Finance Authority Revenue Bonds (Rush University Medical Center)
5,000,000	7.250%, 11/1/2038, Series A	6,195,700
	Illinois Finance Authority Revenue Bonds (The Art Institute of Chicago)
2,390,000	5.000%, 3/1/2034, Series A	2,710,260
	Illinois Finance Authority Revenue Refunding Bonds (Rush University Medical Center) (NATL-RE Insured)
2,000,000	5.250%, 11/1/2035, Series Bc	2,151,360
	Illinois Finance Authority Sales Tax Revenue Bonds
2,000,000	5.000%, 6/15/2028	2,104,500
	Illinois General Obligation Bonds
5,000,000	5.000%, 3/1/2027	5,578,550
5,000,000	5.000%, 9/1/2031, Series A	5,402,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Illinois (8.5%) - continued
	Illinois General Obligation Refunding Bonds
$9,000,000	5.000%, 8/1/2017	$10,299,330
	Illinois Health Facilities Authority Revenue Refunding Bonds (Lutheran General Health System) (AGM-CR Insured)
2,045,000	6.000%, 4/1/2018, Series Cc	2,359,255
	Illinois Health Facilities Authority Revenue Refunding Bonds (Thorek Hospital and Medical Center)
3,065,000	5.250%, 8/15/2018	3,074,716
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds) (NATL-RE FGIC Insured)
7,975,000	5.750%, 6/15/2018, 2nd Series[c]	9,802,232
	Joliet Regional Port District, Illinois Marine Terminal Revenue Refunding Bonds (Exxon)
450,000	0.110%, 10/1/2024[b]	450,000
	McHenry and Lake Counties General Obligation School Bonds (AGM Insured)
840,000	9.000%, 12/1/2017[c]	1,046,237
2,195,000	9.000%, 12/1/2017[a,c]	2,773,360
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE FGIC Insured)
885,000	5.500%, 6/15/2015, Series Ac	969,181
17,505,000	Zero Coupon, 6/15/2020, Series Ac	14,526,350
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE Insured)
7,000,000	5.500%, 6/15/2020, Series Bc	8,044,260
3,100,000	Zero Coupon, 6/15/2024, Series Ac	2,087,757
2,000,000	Zero Coupon, 12/15/2024, Series Ac	1,319,080
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Revenue Bonds
6,320,000	5.000%, 6/1/2017	7,202,398
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois Revenue Bonds (NATL-RE FGIC Insured)
2,780,000	6.700%, 11/1/2021, Series Ac	3,359,519
	University of Illinois Auxiliary Facilities System Revenue Bonds
2,500,000	5.750%, 4/1/2038, Series A	2,823,700

	Total	140,795,983

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Indiana (2.1%)
	East Chicago Elementary School Building Corporation, Lake County, Indiana First Mortgage Refunding Bonds
$565,000	6.250%, 1/5/2016	$612,336
	Indiana Bond Bank Special Program Bonds (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Series D	7,822,570
	Indiana Finance Authority Hospital Revenue Bonds (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Series A	1,760,970
	Indiana Health and Educational Facility Financing Authority Health System Revenue Refunding Bonds (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
500,000	5.250%, 5/15/2041, Series Ec	532,405
	Indiana Municipal Power Agency Power Supply System Revenue Bonds
4,155,000	5.000%, 1/1/2042, Series A	4,640,595
	Indiana Transportation Finance Authority Highway Revenue Bonds
160,000	6.800%, 12/1/2016, Series A	175,768
	Indiana Transportation Finance Authority Highway Revenue Bonds (NATL-RE-IBC Insured)
2,210,000	7.250%, 6/1/2015, Series Ac	2,397,938
	Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks)
5,000,000	5.750%, 1/1/2038, Series A	5,683,850
	Knox County, Indiana Economic Development Revenue and Refunding Bonds (Good Samaritan Hospital)
2,850,000	5.000%, 4/1/2037, Series A	3,133,062
6,965,000	5.000%, 4/1/2042, Series A	7,577,781

	Total	34,337,275

Iowa (0.5%)
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Revenue Bonds
3,165,000	5.400%, 6/1/2029	3,505,143
	Des Moines, Iowa Airport Authority Revenue Refunding Bonds
1,205,000	5.000%, 6/1/2024, AMT	1,374,411
	Waterloo Iowa Community School District Tax Revenue Refunding Bonds (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029, Series A	3,842,735

	Total	8,722,289

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Kansas (0.3%)
	Kansas Development Finance Authority Revenue Bonds
$3,500,000	5.000%, 5/15/2030, Series S	$3,732,575
	Salina, Kansas Hospital Refunding and Improvement Revenue Bonds (Salina Regional Health Center, Inc.)
1,725,000	5.000%, 10/1/2036	1,801,590
	Sedgwick and Shawnee Counties, Kansas Single Family Mortgage Revenue Bonds (GNMA Collateralized)
75,000	6.700%, 6/1/2029, Series A-2[c]	77,857

	Total	5,612,022

Kentucky (0.9%)
	Kentucky Economic Development Finance Authority Hospital Revenue Bonds (Owensboro Medical Health System, Inc.)
5,980,000	6.375%, 6/1/2040, Series A	7,197,349
	Kentucky Economic Development Finance Authority Revenue Bonds (Louisville Arena Authority, Inc.) (AGM Insured)
1,000,000	6.000%, 12/1/2033, Series A-1[c]	1,102,010
	Paducah, Kentucky Electric Plant Board Revenue Bonds (AGM Insured)
2,500,000	5.250%, 10/1/2035, Series Ac	2,775,325
	Pikeville, Kentucky Hospital Revenue Bonds (Pikeville Medical Center, Inc.)
3,500,000	6.500%, 3/1/2041	4,103,715

	Total	15,178,399

Louisiana (2.7%)
	Lafayette Public Power Authority Electric Revenue Bonds
375,000	5.000%, 11/1/2022	458,846
1,520,000	5.000%, 11/1/2031	1,761,103
1,000,000	5.000%, 11/1/2032	1,155,890
	Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans Research and Technology Foundation, Inc. - Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[c]	5,179,689
	Louisiana State Gas and Fuels Tax Revenue Bonds
5,000,000	5.000%, 5/1/2033, Series B	5,928,300
7,000,000	5.000%, 5/1/2045, Series B	7,982,730
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
15,500,000	5.125%, 6/1/2037, Series A	16,552,760

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Louisiana (2.7%) - continued
	St. Tammany Parish, Louisiana Utilities Revenue Bonds
$2,000,000	5.500%, 8/1/2035, Series B	$2,281,300
	Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
2,435,000	5.500%, 5/15/2030, Series 2001B	2,483,481

	Total	43,784,099

Maryland (0.2%)
	Morgan State University Academic Fees and Auxiliary Facilities Fees Revenue Refunding Bonds (NATL-RE Insured)
2,860,000	6.050%, 7/1/2015[c]	3,061,487

	Total	3,061,487

Massachusetts (4.7%)
	Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds
6,000,000	5.250%, 7/1/2031, Series A	7,979,460
	Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Series Bc	6,654,400
	Massachusetts Development Finance Agency Revenue Bonds
3,000,000	5.000%, 7/1/2042, Series J	3,453,930
	Massachusetts Development Finance Agency Revenue Bonds (Northeastern University)
750,000	5.000%, 10/1/2031	864,712
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Series L	21,561,362
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Tufts University)
5,400,000	5.500%, 2/15/2028, Series M	7,329,636
	Massachusetts Port Authority Revenue Bonds
1,000,000	5.000%, 7/1/2037, Series A, AMT	1,128,710
8,300,000	5.000%, 7/1/2042, Series A, AMT	9,233,916
	Massachusetts School Building Authority Sales Tax Refunding Bonds
10,000,000	5.000%, 8/15/2021, Series A	12,600,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Massachusetts (4.7%) - continued
	Massachusetts Water Pollution Abatement Trust Pool Program Refunding Bonds
$5,000,000	5.000%, 8/1/2024	$6,443,800

	Total	77,250,226

Michigan (1.9%)
	East Lansing Building Authority, Ingham and Clinton Counties, Michigan Building Authority Bonds (General Obligation Limited Tax)
2,000,000	5.700%, 4/1/2020	2,373,420
	Grand Valley State University General Revenue Bonds
1,045,000	5.750%, 12/1/2034	1,205,982
	Kalamazoo Hospital Finance Authority Hospital Revenue Bonds (AGM Insured)
4,000,000	5.250%, 5/15/2036[c]	4,498,040
	Kalamazoo Hospital Finance Authority Hospital Revenue Refunding Bonds (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Series Ac	3,564,957
	Kent County, Michigan General Obligation Bonds
2,775,000	5.000%, 1/1/2024	3,245,196
	Michigan Financing Authority Hospital Revenue and Refunding Bonds (Crittenton Hospital Medical Center)
3,230,000	5.000%, 6/1/2039, Series A	3,419,763
	Michigan State Hospital Finance Authority Hospital Revenue and Refunding Bonds (Sisters of Mercy Health Corporation) (NATL-RE Insured)
40,000	5.375%, 8/15/2014, Series Pa,c	41,637
1,250,000	5.375%, 8/15/2014, Series Pa,c	1,301,150
	Michigan State Trunk Line Fund Refunding Bonds (AGM Insured)
5,000,000	5.000%, 11/1/2022[c]	5,551,850
	Rochester Community School District, Oakland and Macomb Counties, Michigan School Building and Site General Obligation Bonds (NATL-RE Q-SBLF Insured)
4,560,000	5.000%, 5/1/2019[c]	5,405,515

	Total	30,607,510

Minnesota (2.1%)
	Baytown Township, Minnesota Lease Revenue Bonds (St. Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Series A	1,050,580
750,000	5.750%, 8/1/2042	758,070

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Minnesota (2.1%) - continued
	Minneapolis and St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facility Revenue Bonds (HealthPartners)
$800,000	6.000%, 12/1/2021	$832,520
	Minnesota Agricultural and Economic Development Board Health Care System Revenue Bonds (Fairview Hospital and Healthcare Services) (NATL-RE Insured)
85,000	5.750%, 11/15/2026, Series Ac	85,280
	Minnesota Higher Education Facilities Authority Revenue Bonds
1,575,000	5.250%, 12/1/2035, Series H	1,730,878
	Minnesota Higher Education Facilities Authority Revenue Bonds (College of St. Scholastica, Inc.)
1,800,000	6.300%, 12/1/2040, Series 7J	2,043,774
	Minnesota Higher Education Facilities Authority Revenue Bonds (University of St. Thomas)
530,000	5.250%, 10/1/2019, Series 5-Y	564,800
	North Oaks, Minnesota Senior Housing Revenue Bonds (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	2,134,140
	Northern Municipal Power Agency, Minnesota Electric System Revenue Bonds (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Series Ac	2,224,560
	Rochester, Minnesota Health Care Facilities Revenue Bonds (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,105,620
	Shakopee Independent School District No. 720 General Obligation School Building Crossover Refunding Bonds
1,375,000	5.000%, 2/1/2018[d]	1,636,841
	St. Cloud, Minnesota Health Care Revenue Bonds (CentraCare Health System)
2,040,000	5.125%, 5/1/2030, Series A	2,264,033
	St. Louis Park, Minnesota Health Care Facilities Revenue Refunding Bonds (Park Nicollet Health Services)
2,000,000	5.250%, 7/1/2030, Series Ba	2,135,820
1,000,000	5.750%, 7/1/2030, Series C	1,133,590
5,730,000	5.750%, 7/1/2039	6,474,384

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Minnesota (2.1%) - continued
	St. Paul, Minnesota Housing and Redevelopment Authority Educational Facility Revenue Refunding Bonds (Saint Paul Academy and Summit School)
$4,000,000	5.000%, 10/1/2024	$4,420,120
	St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facility Revenue Bonds (HealthPartners)
230,000	5.250%, 5/15/2019	251,786
1,500,000	5.250%, 5/15/2036	1,577,940
	University of Minnesota Revenue Bonds (State Supported Biomedical Science Research Facilities Funding)
1,655,000	5.000%, 8/1/2030, Series B	1,986,497
	Winona, Minnesota Health Care Facilities Refunding Revenue Bonds (Winona Health Obligated Group)
500,000	5.000%, 7/1/2034	526,255

	Total	34,937,488

Mississippi (0.1%)
	D’Iberville Tax Increment Refunding Bonds (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,873,270

	Total	1,873,270

Missouri (1.6%)
	Jackson County, Missouri Special Obligation Bonds (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[c]	8,283,000
	Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds
4,200,000	5.000%, 6/1/2037, Series A	4,456,746
	Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Revenue Bonds
175,000	5.250%, 1/1/2018	175,560
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Barnes-Jewish, Inc./Christian Health Services)
3,000,000	5.250%, 5/15/2014, Series A	3,076,410
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (BJC Health System)
2,500,000	5.000%, 5/15/2020, Series A	2,694,575

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Missouri (1.6%) - continued
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Lake Regional Health System)
$810,000	5.000%, 2/15/2019	$935,396
925,000	5.000%, 2/15/2022	1,074,323
1,500,000	5.600%, 2/15/2025[a]	1,581,525
1,680,000	5.000%, 2/15/2034	1,859,894
	St. Louis, Missouri Airport Revenue Refunding Bonds (Lambert-St. Louis International Airport)
900,000	5.000%, 7/1/2016	997,542
1,000,000	5.000%, 7/1/2032	1,096,610

	Total	26,231,581

Montana (0.4%)
	Montana Facility Finance Authority Hospital Facilities Revenue Bonds (St. Peter’s Hospital)
3,860,000	5.250%, 6/1/2018	4,018,646
	Montana Facility Finance Authority Revenue Bonds (Providence Health & Services)
2,830,000	5.000%, 10/1/2024	3,110,962

	Total	7,129,608

Nebraska (1.4%)
	Douglas County, Nebraska Hospital Authority No. 3 Health Facilities Refunding and Revenue Bonds (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048	2,162,840
	Lincoln, Nebraska Lincoln Electric System Revenue Refunding Bonds
2,500,000	5.000%, 9/1/2037	2,922,375
	Omaha, Nebraska Public Power District Electric System Revenue Bonds
5,780,000	5.000%, 2/1/2046, Series Aa	6,050,966
	University of Nebraska Student Fees and Facilities Revenue Bonds
5,000,000	5.000%, 7/1/2023, Series Ba	5,192,650
1,000,000	5.000%, 7/1/2037	1,163,750
	University of Nebraska Student Fees and Facilities Revenue Refunding Bonds
3,050,000	5.000%, 7/1/2038	3,552,030
	University of Nebraska Student Housing Revenue Bonds
1,680,000	5.000%, 5/15/2040, Series B	1,889,950

	Total	22,934,561

New Hampshire (0.2%)
	New Hampshire State Turnpike System Revenue Bonds
1,000,000	5.000%, 2/1/2017, Series B	1,154,330

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

New Hampshire (0.2%) - continued
	New Hampshire State Turnpike System Revenue Refunding Bonds
$2,000,000	5.000%, 10/1/2019	$2,426,240

	Total	3,580,570

New Jersey (1.7%)
	Hudson County, New Jersey Refunding Certificates of Participation (NATL-RE Insured)
2,000,000	6.250%, 12/1/2015[c]	2,219,820
	New Jersey Educational Facilities Authority Revenue Refunding Bonds (Kean University)
1,000,000	5.500%, 9/1/2036, Series A	1,146,810
	New Jersey General Obligation Bonds (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Series Lc	1,216,950
	New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds (Barnabas Health)
950,000	5.000%, 7/1/2018, Series A	1,099,539
670,000	5.000%, 7/1/2022, Series A	798,459
1,000,000	5.000%, 7/1/2023, Series A	1,177,170
	New Jersey Transportation Trust Fund Authority Revenue Bonds
1,500,000	5.000%, 6/15/2026, Series A	1,754,175
	New Jersey Transportation Trust Fund Authority Transportation Bonds
3,500,000	5.000%, 6/15/2023	4,226,180
	New Jersey Transportation Trust Fund Authority Transportation System Bonds (AGM Insured)
5,000,000	5.500%, 12/15/2016, Series Ac	5,870,800
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS Insured)
260,000	6.500%, 1/1/2016, Series Ca,c	304,117
260,000	6.500%, 1/1/2016, Series Ca,c	304,530
485,000	6.500%, 1/1/2016, Series Cc	561,349
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS-BNY Insured)
2,305,000	6.500%, 1/1/2016, Series Ca,c	2,519,711
	Ocean County, New Jersey Utilities Authority Wastewater Revenue Bonds (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	4,167,581

	Total	27,367,191

New Mexico (0.8%)
	Jicarilla, New Mexico Apache Nation Revenue Bonds
3,500,000	5.500%, 9/1/2023, Series A	3,452,995

Principal Amount	Long-Term Fixed Income (99.4%)	Value

New Mexico (0.8%) - continued
	Sandoval County, New Mexico Incentive Payment Refunding Revenue Bonds
$9,000,000	5.000%, 6/1/2020	$9,504,270

	Total	12,957,265

New York (6.6%)
	Metropolitan Transportation Authority State Service Contract Refunding Bonds
5,000,000	5.500%, 7/1/2017, Series A	5,957,800
	Metropolitan Transportation Authority Transit Facilities Service Contract Bonds
250,000	5.750%, 7/1/2013, Series Oa	255,600
	Metropolitan Transportation Authority Transportation Revenue Bonds
2,000,000	5.000%, 11/15/2033, Series H	2,318,320
	New York City General Obligation Bonds
11,995,000	5.250%, 8/1/2017	12,837,289
220,000	5.500%, 8/1/2022, Series Aa	225,707
1,530,000	5.500%, 8/1/2022, Series A	1,566,230
5,000,000	4.900%, 12/15/2028, Series F2[b]	5,158,800
	New York City General Obligation Bonds (NATL-RE-IBC Insured)
5,000	5.250%, 8/1/2017[c]	5,366
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
5,000,000	5.000%, 6/15/2038, Series A	5,554,800
11,155,000	5.750%, 6/15/2040, Series A	13,283,709
3,250,000	5.375%, 6/15/2043, Series EE	3,824,177
	New York City Transitional Finance Authority Future Tax Secured Bonds
15,000,000	5.000%, 11/1/2033, Series D-1	17,733,150
	New York City Trust for Cultural Resources Refunding Revenue Bonds (The Museum of Modern Art)
2,030,000	5.000%, 4/1/2017, Series A	2,363,285
	New York State Dormitory Authority State Personal Income Tax Revenue Bonds
5,125,000	5.000%, 2/15/2029, Series A	6,013,060
	New York State Dormitory Authority State University Educational Facilities Revenue Bonds
2,000,000	7.500%, 5/15/2013, Series A	2,040,460
5,000,000	5.875%, 5/15/2017, Series A	5,840,900
	New York State Liberty Development Corporation Liberty Revenue Bonds
10,000,000	5.250%, 12/15/2043	11,528,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

New York (6.6%) - continued
	New York State Local Government Assistance Corporation Refunding Bonds (NATL-RE-IBC Insured)
$2,000,000	5.250%, 4/1/2016, Series Ec	$2,250,180
	New York State Urban Development Corporation State Personal Income Tax Revenue Bonds (State Facilities and Equipment)
3,870,000	5.000%, 3/15/2036, Series B-1	4,424,494
	Port Authority of New York and New Jersey Bonds (AGM Insured)
5,000,000	4.750%, 12/15/2022[c]	5,111,600

	Total	108,293,627

North Carolina (2.2%)
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds
5,000,000	5.500%, 1/1/2014, Series D	5,229,300
7,170,000	5.250%, 1/1/2020, Series A	8,436,939
2,580,000	5.000%, 1/1/2021, Series A	3,153,870
2,000,000	5.000%, 1/1/2026, Series B	2,277,600
1,475,000	6.000%, 1/1/2026, Series Aa	2,005,808
	North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds
2,500,000	5.000%, 1/1/2017, Series D	2,883,100
	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds
3,200,000	5.000%, 1/1/2025, Series A	3,682,112
1,250,000	5.000%, 1/1/2030, Series A	1,418,350
	Raleigh-Durham, North Carolina Airport Authority Revenue Bonds
4,895,000	5.000%, 5/1/2036, Series A	5,565,076
	Wake County Industrial Facilities and Pollution Control Financing Authority Pollution Control Revenue Refunding Bonds (Carolina Power & Light Company)
2,000,000	5.375%, 2/1/2017	2,016,860

	Total	36,669,015

North Dakota (0.7%)
	North Dakota Public Finance Authority Revenue Bonds (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Series A	1,772,726
	South Central Regional Water District, North Dakota Utility System Revenue Bonds (Refunding and Northern Burleigh County Expansion)
2,945,000	5.650%, 10/1/2029, Series Aa	3,202,422

Principal Amount	Long-Term Fixed Income (99.4%)	Value

North Dakota (0.7%) - continued
	Ward County, North Dakota Health Care Facilities Refunding Revenue Bonds (Trinity)
$2,810,000	6.250%, 7/1/2021, Series B	$2,816,126
	Ward County, North Dakota Health Care Facilities Revenue Bonds (Trinity)
2,895,000	5.125%, 7/1/2025	3,054,225

	Total	10,845,499

Ohio (3.6%)
	AMP Fremont Energy Center Revenue Bonds
3,000,000	5.000%, 2/15/2037, Series B	3,353,100
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset-Backed Bonds
11,920,000	5.125%, 6/1/2024, Series A-2	11,015,391
	Cuyahoga County General Obligation Capital Improvement and Refunding Bonds
5,925,000	5.000%, 12/1/2019, Series A	7,308,132
2,540,000	5.000%, 12/1/2021, Series A	3,124,276
	Kent State University General Receipts Bonds
350,000	5.000%, 5/1/2017, Series A	402,920
1,500,000	5.000%, 5/1/2037, Series A	1,705,410
	Lucas County, Ohio Health Care System Refunding Revenue Bonds (Sunset Retirement Communities)
1,250,000	5.125%, 8/15/2025	1,373,488
1,750,000	5.500%, 8/15/2030	1,933,820
	Miami University, Ohio General Receipts Revenue and Refunding Bonds
1,600,000	5.000%, 9/1/2036	1,825,984
	Ohio Higher Educational Facility Commission Revenue Bonds (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020, Series B	2,451,040
	Ohio Higher Educational Facility Commission Revenue Bonds (Kenyon College)
4,740,000	5.250%, 7/1/2044	5,192,670
	Ohio Turnpike Commission Turnpike Revenue Refunding Bonds (NATL-RE FGIC Insured)
2,000,000	5.500%, 2/15/2024, Series Ac	2,572,920
10,000,000	5.500%, 2/15/2026, Series Ac	13,083,700
	Port of Greater Cincinnati Development Authority Economic Development Revenue Bonds (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,874,022

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Ohio (3.6%) - continued
	University of Cincinnati General Receipts Bonds (AMBAC Insured)
$2,545,000	5.000%, 6/1/2016, Series Da,c	$2,702,714

	Total	59,919,587

Oklahoma (0.1%)
	Oklahoma Municipal Power Authority Power Supply System Revenue Bonds
1,620,000	6.000%, 1/1/2038, Series A	1,822,792
	Oklahoma State Turnpike Authority Revenue Bonds
500,000	5.000%, 1/1/2028, Series A	603,890

	Total	2,426,682

Oregon (0.4%)
	Clackamas County, Oregon Hospital Facility Authority Revenue Bonds (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Series A	335,076
	Oregon Health and Science University Revenue Bonds
2,000,000	5.000%, 7/1/2030, Series E	2,318,520
1,250,000	5.000%, 7/1/2032, Series E	1,438,038
	Salem-Keizer School District No. 24J, Marion and Polk Counties, Oregon General Obligation Bonds
5,000,000	Zero Coupon, 6/15/2028, Series B	3,093,600

	Total	7,185,234

Pennsylvania (3.7%)
	Allegheny County Hospital Development Authority Revenue Bonds (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Series B	3,542,280
2,000,000	5.625%, 8/15/2039	2,248,560
	Beaver County Industrial Development Authority Pollution Control Revenue Refunding Bonds (FirstEnergy Generation)
5,000,000	2.500%, 12/1/2041, Series Bb	5,063,500
	Beaver County Industrial Development Authority Pollution Control Revenue Refunding Bonds (FirstEnergy Nuclear Generation)
3,000,000	2.700%, 4/1/2035, Series A	3,047,760
	Commonwealth Financing Authority Revenue Bonds (NATL-RE FGIC Insured)
450,000	5.000%, 6/1/2023, Series Bc	546,359
	Cornwall-Lebanon School District, Lebanon County, General Obligation Notes (AGM Insured)
2,000,000	Zero Coupon, 3/15/2016[c]	1,895,640
1,520,000	Zero Coupon, 3/15/2017[c]	1,408,599

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Pennsylvania (3.7%) - continued
	Cumberland County, Municipal Authority Revenue Bonds (Diakon Lutheran Social Ministries)
$2,750,000	5.000%, 1/1/2027	$2,889,012
2,000,000	6.125%, 1/1/2029	2,247,200
2,455,000	5.000%, 1/1/2036	2,523,200
	Lancaster County Hospital Authority Hospital Revenue Bonds (Lancaster General Hospital)
2,000,000	5.500%, 3/15/2026[a]	2,063,940
	Lycoming County Authority Health System Revenue Bonds (Susquehanna Health System)
6,795,000	5.750%, 7/1/2039, Series A	7,541,838
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue Bonds
3,000,000	5.000%, 7/1/2020, Series B	3,661,500
	Pennsylvania Turnpike Commission Turnpike Revenue Bonds (AGM Insured)
8,000,000	Zero Coupon, 6/1/2033, Series Cc	8,543,280
10,070,000	6.250%, 6/1/2038, Series Cc	12,231,526
	Philadelphia Authority for Industrial Development Revenue Bonds (Please Touch Museum)
2,000,000	5.250%, 9/1/2026	1,961,900

	Total	61,416,094

Puerto Rico (0.5%)
	Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental Control Facilities Financing Authority Cogeneration Facility Revenue Bonds (AES Puerto Rico)
7,655,000	6.625%, 6/1/2026	7,655,153
	Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Bonds
1,000,000	5.000%, 8/1/2022, Series C	1,185,940

	Total	8,841,093

South Carolina (1.5%)
	Greenwood County, South Carolina Hospital Facilities Refunding Revenue Bonds (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Series B	1,310,837
2,890,000	5.000%, 10/1/2031, Series B	3,277,809
	Greenwood County, South Carolina Hospital Facilities Revenue Bonds (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,481,593

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

South Carolina (1.5%) - continued
	Piedmont, South Carolina Municipal Power Agency Electric Revenue Bonds (NATL-RE FGIC Insured)
$4,000,000	6.250%, 1/1/2021[c]	$5,126,040
	South Carolina Jobs-Economic Development Authority Hospital Refunding and Improvement Revenue Bonds (Palmetto Health Alliance)
605,000	6.875%, 8/1/2027, Series Ca	624,233
4,895,000	6.875%, 8/1/2027, Series Ca	5,050,612
	South Carolina Public Service Authority Revenue Obligations (Santee Cooper)
3,855,000	5.500%, 1/1/2038, Series A	4,493,118
	Spartanburg, South Carolina Water System Revenue Bonds (FGIC Insured)
2,000,000	5.250%, 6/1/2028[a,c]	2,130,540

	Total	24,494,782

South Dakota (0.9%)
	South Dakota Educational Enhancement Funding Corporation Tobacco Settlement Asset-Backed Bonds
5,000,000	6.500%, 6/1/2032, Series B	5,155,450
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Prairie Lakes Health Care System)
1,170,000	5.625%, 4/1/2032[a]	1,179,898
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Regional Health)
1,000,000	5.000%, 9/1/2023	1,112,350
820,000	5.000%, 9/1/2025	905,190
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Sanford Health)
5,000,000	5.000%, 11/1/2040	5,270,650
1,250,000	5.500%, 11/1/2040	1,387,763

	Total	15,011,301

Tennessee (0.4%)
	Jackson, Tennessee Hospital Revenue Refunding and Improvement Bonds (Jackson-Madison County General Hospital)
2,060,000	5.625%, 4/1/2038	2,279,081
3,450,000	5.750%, 4/1/2041	3,826,844

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Tennessee (0.4%) - continued
	Metropolitan Government of Nashville and Davidson County, Tennessee Health and Educational Facilities Board Revenue Bonds (Belmont University)
$600,000	5.000%, 11/1/2030	$673,950

	Total	6,779,875

Texas (11.3%)
	Alliance Airport Authority, Inc. Special Facilities Revenue Refunding Bonds (Federal Express Corporation)
10,285,000	4.850%, 4/1/2021	11,055,861
	Amarillo Health Facilities Corporation Hospital Revenue Bonds (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
2,000,000	5.500%, 1/1/2017[c]	2,137,980
	Austin, Texas Combined Utility Systems Revenue Refunding Bonds (NATL-RE FGIC-TCRS Insured)
725,000	6.000%, 11/15/2013[c]	732,656
	Bexar County Housing Finance Corporation Multifamily Housing Revenue Bonds (Dymaxion and Marbach Park Apartments) (NATL-RE Insured)
1,930,000	6.000%, 8/1/2023, Series Ac	1,935,925
	Clifton Higher Education Finance Corporation Education Revenue Bonds (IDEA Public Schools)
1,000,000	5.000%, 8/15/2042	1,081,040
	Clifton Higher Education Finance Corporation Education Revenue Bonds (Uplift Education)
4,000,000	6.250%, 12/1/2045, Series A	4,567,680
	Dallas and Fort Worth, Texas Joint Revenue Improvement and Refunding Bonds (Dallas/Fort Worth International Airport)
5,000,000	5.000%, 11/1/2035, Series F, AMT	5,444,200
12,500,000	5.000%, 11/1/2038, Series D, AMT	13,683,750
	Dallas Independent School District, Dallas County, Texas Unlimited Tax School Building Bonds (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[c]	12,303,300
	Deer Park Independent School District, Harris County, Texas School Building Refunding Bonds (PSF-GTD Insured)
1,375,000	5.000%, 2/15/2013[c]	1,375,148

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Texas (11.3%) - continued
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue Refunding Bonds (Exxon)
$4,900,000	0.110%, 6/1/2020[b]	$4,900,000
450,000	0.110%, 10/1/2024[b]	450,000
	Harris County General Obligation and Revenue Refunding Bonds (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[c]	5,232,780
	Harris County Health Facilities Development Corporation Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System)
2,015,000	7.250%, 12/1/2035, Series B	2,518,105
	Harris County Industrial Development Corporation Pollution Control Revenue Bonds (Exxon)
4,100,000	0.110%, 3/1/2024[b]	4,100,000
	Harris County Toll Road Revenue and Refunding Bonds
6,500,000	5.250%, 8/15/2047, Series B	7,335,120
	Houston, Texas Water and Sewer System Revenue Refunding Bonds (AGM Insured)
10,000,000	5.750%, 12/1/2032, Series Aa,c	14,894,500
	Lewisville Independent School District, Denton County, Texas Unlimited Tax School Building and Refunding Bonds (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	4,758,945
	Lower Colorado River Authority Revenue Refunding Bonds (AGM Insured)
215,000	5.875%, 5/15/2015, Series Ac	215,899
	North East Independent School District, Bexar County, Texas Unlimited Tax Refunding Bonds (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	6,658,150
2,000,000	5.250%, 2/1/2029[c]	2,680,360
	North Texas Education Finance Corporation Education Revenue Bonds (Uplift Education)
2,500,000	5.125%, 12/1/2042, Series A	2,700,750
	North Texas Health Facilities Development Corporation Hospital Revenue Bonds (United Regional Healthcare System, Inc.)
2,600,000	6.000%, 9/1/2023[a]	2,684,500
	North Texas Tollway Authority System Revenue Refunding Bonds
15,000,000	5.000%, 9/1/2030, Series D	17,624,100
1,000,000	5.625%, 1/1/2033, Series A	1,142,910
5,000,000	5.000%, 1/1/2042, Series B	5,549,250

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Texas (11.3%) - continued
	North Texas Tollway Authority System Revenue Refunding Bonds (AGM Insured)
$5,000,000	Zero Coupon, 1/1/2028, Series Dc	$2,836,250
	Pharr, Texas Higher Education Finance Authority Education Revenue Bonds (IDEA Public Schools)
2,500,000	6.250%, 8/15/2029, Series A	2,876,200
2,000,000	6.500%, 8/15/2039, Series A	2,318,460
	Ridge Parc Development Corporation Multifamily Housing Revenue Bonds (GNMA Collateralized)
1,000,000	6.100%, 6/20/2033[c]	1,040,000
2,795,000	6.150%, 11/20/2041[c]	2,906,800
	San Juan, Texas Higher Education Finance Authority Education Revenue Bonds (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Series A	2,375,300
	San Leanna Education Facilities Corporation Higher Education Revenue Bonds (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,251,362
1,000,000	5.125%, 6/1/2027	1,065,850
	Socorro, Texas Independent School District General Obligation Refunding Bonds (School Building) (PSF-GTD Insured)
2,000,000	5.000%, 8/15/2034[c]	2,314,400
	Southeast Texas Housing Finance Corporation Single Family Mortgage Revenue Bonds (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,c]	11,076,993
	Southwest Higher Education Authority, Inc. Higher Education Revenue Bonds (Southern Methodist University)
1,700,000	5.000%, 10/1/2041	1,932,203
	Tarrant County College District, Texas General Obligation Refunding Bonds
1,410,000	5.375%, 2/15/2013	1,410,351
	Tarrant County Cultural Education Facilities Finance Corporation Hospital Revenue Bonds (Hendrick Medical Center) (AGM Insured)
1,250,000	5.250%, 9/1/2026, Series Bc	1,408,662
2,000,000	5.250%, 9/1/2027, Series Bc	2,245,000
1,000,000	5.250%, 9/1/2028, Series Bc	1,117,470
	Tarrant County Cultural Education Facilities Finance Corporation Refunding Revenue Bonds (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Series A	2,211,460

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Texas (11.3%) - continued
	Texas College Student Loan General Obligation Bonds
$1,900,000	5.000%, 8/1/2017	$2,210,992
	Texas Transportation Commission Central Texas Turnpike System Revenue Refunding Bonds
2,000,000	1.250%, 8/15/2042, Series Bb	2,009,200
	Westlake, Certificates of Obligation
315,000	6.500%, 5/1/2013	319,634
350,000	6.500%, 5/1/2015[a]	377,041
335,000	6.500%, 5/1/2017[a]	360,882
1,650,000	5.750%, 5/1/2024[a]	1,762,183
2,000,000	5.800%, 5/1/2032[a]	2,137,200

	Total	187,326,802

Utah (0.9%)
	Riverton, Utah Hospital Revenue Bonds (IHC Health Services, Inc.)
3,000,000	5.000%, 8/15/2041	3,343,860
	Utah Associated Municipal Power Systems Revenue and Refunding Bonds (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027	6,767,820
	Utah County, Utah Hospital Revenue Bonds (IHC Health Services, Inc.)
3,175,000	5.000%, 5/15/2043	3,577,717
	Utah State Charter School Finance Authority Charter School Revenue Bonds (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,059,040

	Total	14,748,437

Virginia (1.2%)
	Fairfax County, Virginia Industrial Development Authority Health Care Revenue Bonds (Inova Health System)
1,000,000	5.000%, 5/15/2025, Series C	1,156,330
	Fairfax County, Virginia Industrial Development Authority Hospital Revenue Refunding Bonds (Inova Health System Hospitals)
2,510,000	5.250%, 8/15/2019	2,866,043
	Virginia Commonwealth Transportation Board Revenue Bonds
10,000,000	5.000%, 5/15/2034	11,736,000
	Virginia Port Authority Port Facilities Revenue Refunding Bonds
2,000,000	5.000%, 7/1/2040	2,214,280

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Virginia (1.2%) - continued
	Virginia Small Business Financing Authority Revenue Bonds (Elizabeth River Crossings Opco, LLC)
$2,000,000	6.000%, 1/1/2037	$2,326,240

	Total	20,298,893

Washington (3.6%)
	Franklin County, Washington, Pasco School District No. 1 Unlimited Tax General Obligation Bonds (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[a,c]	6,916,320
	FYI Properties Lease Revenue Bonds (State of Washington DIS)
2,555,000	5.500%, 6/1/2034	2,890,395
	King County, Washington Limited Tax General Obligation Bonds
1,150,000	5.125%, 1/1/2033	1,339,463
	Tobacco Settlement Authority Tobacco Settlement Asset-Backed Bonds
6,885,000	6.500%, 6/1/2026	7,152,138
	Washington Economic Development Finance Authority Lease Revenue Bonds (Washington Biomedical Research Properties II) (NATL-RE Insured)
5,620,000	5.000%, 6/1/2030[c]	6,033,744
	Washington General Obligation Bonds
3,200,000	6.750%, 2/1/2015, Series A	3,398,048
	Washington General Obligation Bonds (AGM Insured)
5,000,000	5.000%, 7/1/2021, Series 2007Aa,c	5,740,500
	Washington Health Care Facilities Authority Revenue Bonds
2,500,000	5.250%, 12/1/2030	2,716,725
5,000,000	5.250%, 10/1/2032, Series A	5,695,250
	Washington Health Care Facilities Authority Revenue Bonds (Kadlec Medical Center) (AGM Insured)
1,000,000	5.000%, 12/1/2030, Series Ac	1,048,070
	Washington Health Care Facilities Authority Revenue Bonds (Kadlec Regional Medical Center)
1,500,000	5.000%, 12/1/2042	1,592,160
	Washington Health Care Facilities Authority Revenue Bonds (Seattle Cancer Care Alliance)
5,000,000	7.375%, 3/1/2038	6,131,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Washington (3.6%) - continued
	Washington Higher Education Facilities Authority Refunding Revenue Bonds (Gonzaga University)
$5,325,000	5.000%, 4/1/2029, Series B	$5,785,133
	Washington Higher Education Facilities Authority Revenue and Refunding Revenue Bonds (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,448,451
1,000,000	5.625%, 10/1/2040	1,094,690

	Total	58,982,287

Wisconsin (1.0%)
	Kaukauna, Wisconsin Electric System Revenue Bonds (AGM Insured)
3,000,000	5.000%, 12/15/2035, Series Ac	3,310,770
	Monroe, Wisconsin Redevelopment Authority Development Revenue Bonds (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039	3,918,147
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Blood Center of Southeastern Wisconsin, Inc.)
2,000,000	5.750%, 6/1/2034	2,086,600
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Thedacare, Inc.)
5,300,000	5.500%, 12/15/2038, Series A	5,893,494
	Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds (Marquette University)
1,125,000	5.000%, 10/1/2033, Series B-1	1,236,780

	Total	16,445,791

Wyoming (2.0%)
	Kemmerer, Wyoming Pollution Control Revenue Bonds (Exxon)
4,800,000	0.110%, 11/1/2014[b]	4,800,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon)
525,000	0.110%, 11/1/2014, Series Bb	525,000
13,885,000	0.110%, 11/1/2014, Series Db	13,885,000
3,500,000	0.110%, 11/1/2014, Series Cb	3,500,000
	Wyoming Municipal Power Agency Power Supply System Revenue Bonds
3,270,000	5.375%, 1/1/2042, Series A	3,677,278

Principal Amount	Long-Term Fixed Income (99.4%)	Value

Wyoming (2.0%) - continued
	Wyoming State Farm Loan Board Capital Facilities Refunding Revenue Bonds
$5,825,000	5.750%, 10/1/2020	$6,670,557

	Total	33,057,835

	Total Long-Term Fixed Income (cost $1,486,779,013)	1,644,345,501

Principal Amount	Short-Term Investments (0.1%)[e]	Value

	Federal Home Loan Bank Discount Notes
1,500,000	0.060%, 2/6/2013	1,499,987

	Total Short-Term Investments (at amortized cost)	1,499,987

	Total Investments (cost $1,488,279,000) 99.5%	$1,645,845,488

	Other Assets and Liabilities, Net 0.5%	8,219,882

	Total Net Assets 100.0%	$1,654,065,370

a	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2013.
c	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Municipal Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

     Definitions:

ACA	-	American Capital Access Holding, Ltd.
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Corporation
AMT	-	Subject to Alternative Minimum Tax
BNY	-	The Bank of New York Mellon Corporation
CR	-	Custodial Receipts
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Public School Fund Guaranteed
Q-SBLF	-	Qualified School Bond Loan Fund
TCRS	-	Temporary Custodial Receipts
VA MTGS	-	Department of Veterans’ Affairs - Mortgages
XLCA	-	XL Capital Assurance

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$159,004,813
Gross unrealized depreciation	(1,438,325)

Net unrealized appreciation (depreciation)	$157,566,488

Cost for federal income tax purposes	$1,488,279,000

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	183,094,256	–	183,094,256	–
Electric Revenue	61,859,487	–	61,859,487	–
Escrowed/Pre-refunded	158,582,430	–	158,582,430	–
General Obligation	259,144,353	–	259,144,353	–
Health Care	225,261,797	–	225,261,797	–
Housing Finance	8,861,759	–	8,861,759	–
Industrial Development Revenue	69,701,086	–	69,701,086	–
Other Revenue	269,500,809	–	269,500,809	–
Tax Revenue	74,172,670	–	74,172,670	–
Transportation	263,661,839	–	263,661,839	–
Water & Sewer	70,505,015	–	70,505,015	–
Short-Term Investments	1,499,987	–	1,499,987	–

Total	$1,645,845,488	$–	$1,645,845,488	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Income Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Bank Loans (3.4%)[a]	Value

Basic Materials (0.4%)
	Arch Coal, Inc., Term Loan
$890,526	5.750%, 5/16/2018	$913,208
	FMG Resources August 2006 Pty., Ltd., Term Loan
1,346,625	5.250%, 10/18/2017	1,363,040
	Ineos US Finance, LLC, Term Loan
893,250	6.500%, 5/4/2018	912,598

	Total	3,188,846

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
540,000	5.250%, 10/9/2019	544,390

	Total	544,390

Communications Services (1.0%)
	Charter Communications Operating, LLC, Term Loan
526,025	4.000%, 5/15/2019	533,258
	Clear Channel Communications, Inc., Term Loan
900,000	3.852%, 1/29/2016	777,888
	Fairpoint Communications, Inc., Term Loan
345,476	6.449%, 1/25/2016[b,c]	344,118
	Intelsat Jackson Holdings SA, Term Loan
1,093,384	4.500%, 4/2/2018	1,106,779
	Level 3 Financing, Inc., Term Loan
900,000	4.750%, 8/1/2019	909,846
	NEP Broadcasting, LLC, Term Loan
900,000	0.000%, 8/18/2020[b,c]	913,878
	Toys R Us, Inc., Term Loan
870,625	5.250%, 5/25/2018	853,212
	Univision Communications, Inc., Term Loan
575,607	2.202%, 9/29/2014	575,365
360,000	4.452%, 3/31/2017	360,450
	Van Wagner Communications, Inc., Term Loan
360,000	8.250%, 8/3/2018	367,200
	WideOpenWest Finance, LLC, Term Loan
895,500	6.250%, 7/17/2018	904,455
	Zayo Group, LLC, Term Loan
895,500	5.247%, 7/2/2019[b,c]	906,971

	Total	8,553,420

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
881,100	5.500%, 2/23/2017	890,766
	Chrysler Group, LLC, Term Loan
1,418,400	6.000%, 5/24/2017	1,445,888
	MGM Resorts International, Term Loan
540,000	3.795%, 12/13/2019	547,420

	Total	2,884,074

Principal Amount	Bank Loans (3.4%)[a]	Value

Consumer Non-Cyclical (0.5%)
	Bausch & Lomb, Inc., Term Loan
$895,500	5.250%, 5/17/2019	$904,034
	Biomet, Inc., Term Loan
550,000	3.991%, 7/25/2017[b,c]	555,500
	CHS/Community Health Systems, Inc., Term Loan
900,000	3.811%, 1/25/2017	907,425
	Dole Food Company, Term Loan
125,149	5.033%, 7/8/2018	125,253
	Michael Foods, Inc., Term Loan
684,595	4.250%, 2/25/2018	694,008
	Roundy’s Supermarkets, Inc., Term Loan
893,250	5.750%, 2/13/2019	852,679
	Solvest, Ltd., Term Loan
223,952	5.018%, 7/8/2018	224,138
	Visant Corporation, Term Loan
696,700	5.250%, 12/22/2016	668,400

	Total	4,931,437

Energy (0.2%)
	Chesapeake Energy Corporation, Term Loan
1,070,000	5.750%, 12/2/2017	1,095,744
	Cumulus Media Holdings, Inc., Term Loan
900,000	0.000%, 9/17/2018[b,c]	900,000

	Total	1,995,744

Financials (0.1%)
	Nuveen Investments, Inc., Term Loan
900,000	5.767%, 5/13/2017	907,128

	Total	907,128

Technology (0.4%)
	First Data Corporation Extended, Term Loan
900,000	4.205%, 3/26/2018	890,748
	Freescale Semiconductor, Inc., Term Loan
939,430	4.452%, 12/1/2016	939,825
	Infor US, Inc., Term Loan
621,879	5.250%, 4/5/2018	630,044
	SunGard Data Systems, Inc., Term Loan
880,000	3.898%, 12/4/2019[b,c]	889,170
	Syniverse Holdings, Inc., Term Loan
358,200	5.000%, 4/23/2019	362,455

	Total	3,712,242

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
1,428,250	5.500%, 4/20/2017	1,441,633

	Total	1,441,633

Utilities (0.2%)
	Calpine Corporation, Term Loan
349,112	4.500%, 4/1/2018	352,771
698,250	4.500%, 10/9/2019	706,580

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Income Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Bank Loans (3.4%)[a]	Value

Utilities (0.2%) - continued
	NGPL PipeCo, LLC, Term Loan
$867,857	6.750%, 9/15/2017	$889,189

	Total	1,948,540

	Total Bank Loans (cost $29,618,905)	30,107,454

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Asset-Backed Securities (0.9%)
	Carrington Mortgage Loan Trust
1,100,000	0.354%, 8/25/2036[d]	610,349
	First Horizon ABS Trust
973,932	0.364%, 10/25/2034[d,e]	705,746
	GMAC Mortgage Corporation Loan Trust
2,470,937	0.384%, 8/25/2035[d,e]	1,957,098
2,708,369	0.384%, 12/25/2036[d,e]	1,970,160
	IndyMac Seconds Asset-Backed Trust
1,467,418	0.374%, 10/25/2036[d,e]	356,288
	Renaissance Home Equity Loan Trust
1,951,710	5.746%, 5/25/2036	1,414,276
1,400,000	6.011%, 5/25/2036	983,473

	Total	7,997,390

Basic Materials (3.3%)
	Alcoa, Inc.
1,000,000	6.750%, 1/15/2028	1,074,822
	ArcelorMittal
790,000	9.500%, 2/15/2015	890,725
1,000,000	6.125%, 6/1/2018[f]	1,067,692
2,250,000	5.750%, 8/5/2020	2,359,485
	CF Industries, Inc.
1,670,000	6.875%, 5/1/2018	2,034,658
	Dow Chemical Company
2,150,000	4.250%, 11/15/2020	2,353,076
880,000	5.250%, 11/15/2041	945,996
	Georgia-Pacific, LLC
1,310,000	5.400%, 11/1/2020[g]	1,542,956
	International Paper Company
1,500,000	7.500%, 8/15/2021	1,948,713
750,000	7.300%, 11/15/2039	975,665
	LyondellBasell Industries NV
180,000	6.000%, 11/15/2021	211,500
	NOVA Chemicals Corporation
750,000	8.625%, 11/1/2019	855,000
	Resolute Forest Products
982,000	10.250%, 10/15/2018	1,131,755
	Rio Tinto Finance USA, Ltd.
1,965,000	6.500%, 7/15/2018	2,430,901
	Rock-Tenn Company
1,070,000	4.000%, 3/1/2023[g]	1,066,902
	Teck Resources, Ltd.
700,000	2.500%, 2/1/2018	712,130
2,130,000	3.750%, 2/1/2023	2,136,166
	Vale SA
1,070,000	5.625%, 9/11/2042	1,090,319
	Weyerhaeuser Company
1,430,000	7.375%, 3/15/2032	1,741,837
	Xstrata Finance Canada, Ltd.
1,440,000	2.450%, 10/25/2017[g]	1,452,036

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Basic Materials (3.3%) - continued
$1,440,000	4.000%, 10/25/2022[g]	$1,439,355

	Total	29,461,689

Capital Goods (2.4%)
	BAE Systems plc
2,120,000	4.750%, 10/11/2021[g]	2,336,049
	Boeing Capital Corporation
900,000	2.125%, 8/15/2016	932,834
	Case New Holland, Inc.
865,000	7.875%, 12/1/2017	1,022,862
	CNH Capital, LLC
720,000	3.875%, 11/1/2015[g]	739,800
250,000	6.250%, 11/1/2016	275,625
	Eaton Corporation
2,865,000	2.750%, 11/2/2022[g]	2,784,726
	John Deere Capital Corporation
1,440,000	2.800%, 1/27/2023	1,443,113
	Masco Corporation
875,000	5.950%, 3/15/2022	968,585
	Republic Services, Inc.
370,000	5.500%, 9/15/2019	438,184
900,000	5.000%, 3/1/2020	1,030,257
1,300,000	5.250%, 11/15/2021	1,509,496
	Reynolds Group Issuer, Inc.
1,060,000	9.875%, 8/15/2019	1,158,050
360,000	5.750%, 10/15/2020[g]	368,100
	Sealed Air Corporation
710,000	8.375%, 9/15/2021[g]	814,725
	Textron, Inc.
1,500,000	6.200%, 3/15/2015	1,639,686
1,247,000	5.600%, 12/1/2017	1,405,103
	United Rentals North America, Inc.
700,000	5.750%, 7/15/2018	752,500
180,000	6.125%, 6/15/2023	192,600
	Waste Management, Inc.
1,335,000	2.900%, 9/15/2022	1,304,768

	Total	21,117,063

Collateralized Mortgage Obligations (0.9%)
	Bear Stearns Mortgage Funding Trust
400,243	0.484%, 8/25/2036[d]	114,471
	CitiMortgage Alternative Loan Trust
1,600,525	5.750%, 4/25/2037	1,359,944
	Countrywide Alternative Loan Trust
2,141,339	6.000%, 1/25/2037	1,811,112
	HomeBanc Mortgage Trust
1,662,292	2.653%, 4/25/2037	1,102,262
	Wachovia Mortgage Loan Trust, LLC
1,782,177	3.032%, 5/20/2036	1,516,236
	WaMu Mortgage Pass Through Certificates
1,232,035	0.494%, 10/25/2045[d]	1,156,929

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Income Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Collateralized Mortgage Obligations (0.9%) - continued
	Washington Mutual Alternative Mortgage Pass Through Certificates
$2,876,939	0.921%, 2/25/2047[d]	$1,559,661

	Total	8,620,615

Commercial Mortgage-Backed Securities (1.7%)
	Bear Stearns Commercial Mortgage Securities, Inc.
226,230	0.356%, 3/15/2022[d,g]	224,522
2,500,000	5.331%, 2/11/2044	2,822,877
	Citigroup/Deutsche Bank Commercial Mortgage
1,300,000	5.322%, 12/11/2049	1,477,029
	Commercial Mortgage Pass-Through Certificates
4,000,000	0.336%, 12/15/2020[d,g]	3,833,148
	Credit Suisse First Boston Mortgage Securities
1,800,000	5.542%, 1/15/2049	2,057,378
	Credit Suisse Mortgage Capital Certificates
1,582,040	0.376%, 10/15/2021[d,g]	1,549,937
2,500,000	5.467%, 9/15/2039	2,823,788

	Total	14,788,679

Communications Services (9.1%)
	Alltel Corporation
2,350,000	7.000%, 3/15/2016	2,770,977
	AMC Networks, Inc.
1,080,000	4.750%, 12/15/2022	1,080,000
	America Movil SAB de CV
2,200,000	5.000%, 3/30/2020	2,513,980
900,000	3.125%, 7/16/2022	894,161
	American Tower Corporation
2,180,000	4.500%, 1/15/2018	2,406,993
720,000	5.900%, 11/1/2021	847,606
610,000	3.500%, 1/31/2023	595,628
	AT&T, Inc.
1,440,000	1.400%, 12/1/2017	1,429,199
1,400,000	4.450%, 5/15/2021	1,577,835
1,245,000	5.550%, 8/15/2041	1,405,209
	Cablevision Systems Corporation
700,000	8.625%, 9/15/2017	820,750
	CBS Corporation
1,780,000	1.950%, 7/1/2017	1,809,283
	CC Holdings GS V, LLC
720,000	3.849%, 4/15/2023[g]	717,843
	CCO Holdings, LLC
1,120,000	7.250%, 10/30/2017	1,215,200
720,000	7.000%, 1/15/2019	778,500
	CenturyLink, Inc.
1,480,000	5.150%, 6/15/2017	1,589,558
1,400,000	5.800%, 3/15/2022	1,464,910
	Clear Channel Worldwide Holdings, Inc.
1,430,000	6.500%, 11/15/2022[g]	1,522,950
	Comcast Corporation
1,100,000	6.300%, 11/15/2017	1,333,361
1,100,000	5.700%, 5/15/2018	1,310,638
1,430,000	3.125%, 7/15/2022	1,433,473

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Communications Services (9.1%) - continued
$1,300,000	6.400%, 5/15/2038	$1,595,108
	Cox Communications, Inc.
1,100,000	9.375%, 1/15/2019[g]	1,502,754
1,000,000	3.250%, 12/15/2022[g]	1,001,215
1,500,000	8.375%, 3/1/2039[g]	2,228,923
	Crown Castle International Corporation
360,000	5.250%, 1/15/2023[g]	378,000
	Crown Castle Towers, LLC
2,950,000	4.174%, 8/15/2017[g]	3,252,676
	DIRECTV Holdings, LLC
1,080,000	1.750%, 1/15/2018	1,061,231
2,125,000	5.000%, 3/1/2021	2,349,772
1,095,000	3.800%, 3/15/2022	1,104,638
	Discovery Communications, LLC
1,080,000	4.375%, 6/15/2021	1,184,455
1,075,000	3.300%, 5/15/2022	1,076,245
	Hughes Satellite Systems Corporation
1,780,000	6.500%, 6/15/2019	1,966,900
	Intelsat Jackson Holdings SA
710,000	7.250%, 4/1/2019	761,475
1,100,000	7.500%, 4/1/2021	1,193,500
	NBCUniversal Media, LLC
2,250,000	5.150%, 4/30/2020	2,620,498
2,490,000	4.375%, 4/1/2021	2,742,606
	News America, Inc.
1,100,000	7.625%, 11/30/2028	1,436,523
1,350,000	6.400%, 12/15/2035	1,646,889
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,595,062
	Qwest Communications International, Inc.
1,820,000	7.125%, 4/1/2018	1,898,633
	Qwest Corporation
1,800,000	6.500%, 6/1/2017	2,092,199
	SBA Tower Trust
2,000,000	5.101%, 4/17/2017[g]	2,238,540
	Sirius XM Radio, Inc.
1,070,000	5.250%, 8/15/2022[g]	1,088,725
	Sprint Nextel Corporation
710,000	9.125%, 3/1/2017	834,250
350,000	7.000%, 3/1/2020[g]	406,000
	Time Warner Cable, Inc.
1,500,000	8.250%, 4/1/2019	1,982,938
1,450,000	6.750%, 6/15/2039	1,759,900
	Time Warner Entertainment Company, LP
1,150,000	8.375%, 3/15/2023	1,607,711
	UPCB Finance VI, Ltd.
1,400,000	6.875%, 1/15/2022[g]	1,522,500
	Verizon Communications, Inc.
2,330,000	1.100%, 11/1/2017	2,302,068
	Virgin Media Finance plc
1,080,000	4.875%, 2/15/2022	1,077,300

	Total	80,027,288

Consumer Cyclical (5.5%)
	Amazon.com, Inc.
1,800,000	1.200%, 11/29/2017	1,780,621

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Income Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Consumer Cyclical (5.5%) - continued
	American Honda Finance Corporation
$2,600,000	3.875%, 9/21/2020[g]	$2,828,904
	Daimler Finance North America, LLC
1,240,000	3.875%, 9/15/2021[g]	1,329,070
	Ford Motor Credit Company, LLC
2,100,000	3.875%, 1/15/2015	2,182,469
1,800,000	3.984%, 6/15/2016	1,908,617
1,750,000	4.250%, 2/3/2017	1,865,595
370,000	6.625%, 8/15/2017	431,466
1,425,000	4.250%, 9/20/2022	1,460,625
	General Motors Financial Company, Inc.
1,340,000	4.750%, 8/15/2017[g]	1,400,414
	Home Depot, Inc.
1,390,000	5.875%, 12/16/2036	1,777,191
	Hyatt Hotels Corporation
1,900,000	5.750%, 8/15/2015[g]	2,079,050
	Hyundai Motor Manufacturing Czech
1,475,000	4.500%, 4/15/2015[g]	1,571,465
	Johnson Controls, Inc.
1,850,000	5.250%, 12/1/2041	2,019,331
	KIA Motors Corporation
1,740,000	3.625%, 6/14/2016[g]	1,842,773
	Macy’s Retail Holdings, Inc.
1,790,000	7.450%, 7/15/2017	2,204,407
1,930,000	3.875%, 1/15/2022	1,997,799
1,075,000	2.875%, 2/15/2023	1,018,154
	Marriott International, Inc.
1,750,000	3.000%, 3/1/2019	1,817,186
	MGM Resorts International
1,080,000	7.625%, 1/15/2017[f]	1,183,950
	Royal Caribbean Cruises, Ltd.
1,440,000	5.250%, 11/15/2022	1,526,400
	Sheraton Holding Corporation
710,000	7.375%, 11/15/2015	821,995
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,392,604
1,790,000	3.125%, 2/15/2023	1,756,523
	Time Warner, Inc.
700,000	4.000%, 1/15/2022	755,975
390,000	3.400%, 6/15/2022	399,913
1,400,000	7.700%, 5/1/2032	1,924,800
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,182,859
	Toys R Us Property Company II, LLC
1,430,000	8.500%, 12/1/2017	1,505,075
	Western Union Company
1,790,000	2.875%, 12/10/2017	1,782,976
	Wyndham Worldwide Corporation
730,000	5.625%, 3/1/2021	809,266
1,780,000	4.250%, 3/1/2022	1,841,611

	Total	48,399,084

Consumer Non-Cyclical (7.3%)
	Altria Group, Inc.
338,000	9.700%, 11/10/2018	466,493

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Consumer Non-Cyclical (7.3%) - continued
$905,000	4.750%, 5/5/2021	$1,006,311
1,500,000	9.950%, 11/10/2038	2,445,187
	Anheuser-Busch InBev Worldwide, Inc.
1,450,000	5.375%, 1/15/2020	1,738,247
1,475,000	5.000%, 4/15/2020	1,743,531
	BAT International Finance plc
2,140,000	3.250%, 6/7/2022[g]	2,193,928
	Beam, Inc.
827,000	5.875%, 1/15/2036	973,631
	Biomet, Inc.
1,370,000	6.500%, 8/1/2020[g]	1,438,500
	Boston Scientific Corporation
2,200,000	4.500%, 1/15/2015	2,338,668
	Bunge Limited Finance Corporation
1,265,000	5.100%, 7/15/2015	1,375,166
	Cargill, Inc.
1,050,000	3.250%, 11/15/2021[g]	1,069,688
	Celgene Corporation
1,250,000	1.900%, 8/15/2017	1,265,656
1,500,000	3.950%, 10/15/2020	1,607,337
	ConAgra Foods, Inc.
1,775,000	2.100%, 3/15/2018	1,789,431
1,170,000	3.200%, 1/25/2023	1,171,477
	Energizer Holdings, Inc.
800,000	4.700%, 5/24/2022	846,609
	Express Scripts Holding Company
1,265,000	3.125%, 5/15/2016	1,334,488
1,765,000	4.750%, 11/15/2021	1,980,738
	Fresenius Medical Care US Finance II, Inc.
390,000	5.625%, 7/31/2019[g]	422,175
	Fresenius Medical Care US Finance, Inc.
710,000	6.500%, 9/15/2018[g]	798,750
	Gilead Sciences, Inc.
1,800,000	4.400%, 12/1/2021	2,017,400
	Grifols, Inc.
1,070,000	8.250%, 2/1/2018	1,174,325
	Grupo Bimbo SAB de CV
2,110,000	4.500%, 1/25/2022[g]	2,290,717
	Hasbro, Inc.
1,750,000	6.350%, 3/15/2040	2,097,342
	HCA, Inc.
1,510,000	8.500%, 4/15/2019	1,679,875
1,440,000	4.750%, 5/1/2023	1,449,000
	Heineken NV
1,430,000	2.750%, 4/1/2023[g]	1,378,773
	Koninklijke Philips Electronics NV
1,485,000	3.750%, 3/15/2022	1,593,398
	Kraft Foods Group, Inc.
961,000	6.125%, 8/23/2018	1,173,219
900,000	5.000%, 6/4/2042	976,855
	Life Technologies Corporation
2,115,000	6.000%, 3/1/2020	2,336,929
	Mylan, Inc.
2,155,000	7.875%, 7/15/2020[g]	2,517,626
1,260,000	3.125%, 1/15/2023[g]	1,224,166
	Pernod-Ricard SA
2,480,000	5.750%, 4/7/2021[g]	2,903,276

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Income Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Consumer Non-Cyclical (7.3%) - continued
	Reynolds American, Inc.
$2,160,000	3.250%, 11/1/2022	$2,137,674
	SABMiller Holdings, Inc.
885,000	2.450%, 1/15/2017[g]	915,289
1,775,000	3.750%, 1/15/2022[g]	1,885,181
	Safeway, Inc.
890,000	5.000%, 8/15/2019	954,837
	Teva Pharmaceutical Finance IV BV
2,275,000	3.650%, 11/10/2021	2,394,422
	Tyson Foods, Inc.
1,795,000	4.500%, 6/15/2022	1,930,370
	Zoetis, Inc.
720,000	1.875%, 2/1/2018[g]	718,736
540,000	3.250%, 2/1/2023[g]	536,124

	Total	64,291,545

Energy (10.0%)
	BP Capital Markets plc
1,050,000	2.248%, 11/1/2016	1,090,342
1,975,000	4.500%, 10/1/2020	2,247,872
	Cameron International Corporation
1,080,000	3.600%, 4/30/2022	1,114,777
	Canadian Natural Resources, Ltd.
1,225,000	3.450%, 11/15/2021	1,290,945
	Canadian Oil Sands, Ltd.
1,400,000	4.500%, 4/1/2022[g]	1,510,513
	CenterPoint Energy Resources Corporation
2,400,000	6.125%, 11/1/2017	2,861,930
	CNPC HK Overseas Capital, Ltd.
1,630,000	5.950%, 4/28/2041[g]	2,047,145
	Concho Resources, Inc.
1,070,000	6.500%, 1/15/2022	1,166,300
	El Paso Pipeline Partners Operating Company, LLC
2,150,000	5.000%, 10/1/2021	2,385,560
	Enbridge Energy Partners, LP
550,000	5.200%, 3/15/2020	621,874
2,200,000	8.050%, 10/1/2037	2,497,000
	Encana Corporation
1,080,000	5.900%, 12/1/2017	1,276,926
720,000	5.150%, 11/15/2041	736,996
	Energy Transfer Partners, LP
2,880,000	6.700%, 7/1/2018	3,466,636
	EQT Corporation
800,000	8.125%, 6/1/2019	989,625
	Gazprom OAO Via Gaz Capital SA
1,750,000	4.950%, 5/23/2016[g]	1,871,415
	Key Energy Services, Inc.
1,175,000	6.750%, 3/1/2021	1,180,875
	Kinder Morgan Energy Partners, LP
710,000	6.850%, 2/15/2020	881,785
2,550,000	5.800%, 3/1/2021	2,999,458
	Linn Energy, LLC
1,750,000	7.750%, 2/1/2021	1,872,500
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,530,744
1,080,000	2.800%, 11/1/2022	1,047,153

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Energy (10.0%) - continued
	Marathon Petroleum Corporation
$1,080,000	5.125%, 3/1/2021	$1,242,173
1,080,000	6.500%, 3/1/2041	1,318,318
	Markwest Energy Partners, LP
700,000	6.250%, 6/15/2022	759,500
	MEG Energy Corporation
1,080,000	6.375%, 1/30/2023[g]	1,125,900
	Newfield Exploration Company
390,000	5.750%, 1/30/2022	429,000
625,000	5.625%, 7/1/2024	671,875
	Noble Energy, Inc.
1,900,000	8.250%, 3/1/2019	2,457,008
	ONEOK Partners, LP
1,750,000	6.850%, 10/15/2037	2,187,510
	Petrobras International Finance Company
2,700,000	5.375%, 1/27/2021	2,958,169
	Phillips 66
1,430,000	4.300%, 4/1/2022	1,567,615
	Pioneer Natural Resources Company
2,220,000	6.875%, 5/1/2018	2,690,140
	Plains All American Pipeline, LP
1,850,000	6.500%, 5/1/2018	2,268,032
	Plains Exploration & Production Company
1,130,000	8.625%, 10/15/2019	1,288,200
	QEP Resources, Inc.
1,060,000	5.375%, 10/1/2022	1,128,900
	Rowan Companies, Inc.
1,830,000	5.000%, 9/1/2017	2,038,031
1,175,000	4.875%, 6/1/2022	1,272,558
	Samson Investment Company
710,000	9.750%, 2/15/2020[g]	755,263
	SandRidge Energy, Inc.
1,080,000	7.500%, 3/15/2021	1,144,800
	Southwestern Energy Company
1,500,000	4.100%, 3/15/2022	1,587,060
	Spectra Energy Partners, LP
1,800,000	4.600%, 6/15/2021	1,897,627
	Suncor Energy, Inc.
2,290,000	6.100%, 6/1/2018	2,782,107
1,060,000	6.850%, 6/1/2039	1,439,051
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,776,816
	The Williams Companies, Inc.
1,440,000	3.700%, 1/15/2023	1,418,105
	Transocean, Inc.
1,300,000	5.050%, 12/15/2016	1,451,521
1,080,000	7.375%, 4/15/2018	1,283,783
720,000	6.375%, 12/15/2021	847,367
890,000	3.800%, 10/15/2022	881,748
	Valero Energy Corporation
1,875,000	6.125%, 2/1/2020	2,254,389
1,080,000	6.625%, 6/15/2037	1,277,062
	Weatherford International, Inc.
1,300,000	6.350%, 6/15/2017	1,497,861
	Weatherford International, Ltd.
2,500,000	6.000%, 3/15/2018	2,852,597
450,000	4.500%, 4/15/2022	460,817

	Total	87,699,274

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Income Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Financials (27.9%)
	ABN Amro North American Holding Preferred Capital Repackage Trust I
$1,430,000	3.407%, 12/29/2049[d,g,h]	$1,430,000
	Aegon NV
1,400,000	2.040%, 7/29/2049[d,h]	855,400
	Ally Financial, Inc.
1,785,000	4.625%, 6/26/2015	1,874,505
710,000	5.500%, 2/15/2017	763,305
	American Express Credit Corporation
2,825,000	2.800%, 9/19/2016	2,984,313
1,775,000	2.375%, 3/24/2017	1,840,522
	American International Group, Inc.
1,775,000	4.250%, 9/15/2014	1,868,709
1,050,000	3.800%, 3/22/2017	1,131,827
1,750,000	6.400%, 12/15/2020	2,142,551
	Associated Banc Corporation
1,820,000	5.125%, 3/28/2016	1,996,505
	Associates Corporation of North America
2,200,000	6.950%, 11/1/2018	2,681,844
	AXA SA
1,420,000	8.600%, 12/15/2030	1,822,198
	Axis Specialty Finance, LLC
1,430,000	5.875%, 6/1/2020	1,598,165
	Banco do Brasil SA
1,050,000	9.250%, 10/31/2049[f,g,h]	1,257,375
	Banco do Brasil SA/Cayman Islands
720,000	6.250%, 12/29/2049[g,h]	714,600
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
805,000	4.125%, 11/9/2022[g]	813,050
	Bank of America Corporation
1,420,000	5.625%, 10/14/2016	1,606,374
1,700,000	5.750%, 12/1/2017	1,962,667
2,220,000	7.625%, 6/1/2019	2,822,996
1,440,000	3.300%, 1/11/2023	1,420,151
1,050,000	5.875%, 2/7/2042	1,275,951
	Barclays Bank plc
1,780,000	6.050%, 12/4/2017[g]	1,987,393
	BBVA Bancomer SA/Texas
1,965,000	6.750%, 9/30/2022[g]	2,289,225
	BBVA US Senior SAU
1,440,000	4.664%, 10/9/2015	1,486,149
	Berkshire Hathaway, Inc.
1,785,000	3.750%, 8/15/2021	1,909,340
900,000	3.000%, 2/11/2023[c]	895,310
	Boston Properties, LP
2,250,000	5.875%, 10/15/2019	2,678,353
	Capital One Financial Corporation
1,930,000	6.150%, 9/1/2016	2,222,505
1,070,000	4.750%, 7/15/2021	1,218,594
	Cigna Corporation
1,780,000	4.000%, 2/15/2022	1,905,860
	CIT Group, Inc.
980,000	5.250%, 3/15/2018	1,048,600
	Citigroup, Inc.
2,700,000	4.750%, 5/19/2015	2,907,441

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Financials (27.9%) - continued
$1,790,000	6.000%, 8/15/2017	$2,088,998
1,300,000	6.125%, 5/15/2018	1,548,459
2,170,000	8.500%, 5/22/2019	2,893,929
1,075,000	4.500%, 1/14/2022[f]	1,177,216
2,160,000	5.950%, 12/29/2049[h]	2,181,600
	CNA Financial Corporation
2,225,000	7.350%, 11/15/2019	2,809,492
700,000	5.875%, 8/15/2020	812,443
	CommonWealth REIT
1,850,000	6.250%, 8/15/2016	2,033,805
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
710,000	11.000%, 12/29/2049[g,h]	951,400
	DDR Corporation
1,255,000	4.625%, 7/15/2022	1,351,393
	Developers Diversified Realty Corporation
710,000	7.875%, 9/1/2020	902,291
	Discover Bank
1,300,000	7.000%, 4/15/2020	1,597,770
	DnB NOR Boligkreditt
2,600,000	2.900%, 3/29/2016[g]	2,759,640
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,813,840
	Eksportfinans ASA
1,750,000	2.375%, 5/25/2016	1,670,863
	Export-Import Bank of Korea
1,420,000	4.375%, 9/15/2021	1,551,942
	Fairfax Financial Holdings, Ltd.
1,085,000	5.800%, 5/15/2021[g]	1,142,781
	Fifth Third Bancorp
1,790,000	0.729%, 12/20/2016[d]	1,743,524
1,700,000	5.450%, 1/15/2017	1,897,261
	Fifth Third Capital Trust IV
1,050,000	6.500%, 4/15/2037	1,048,688
	GE Capital Trust I
2,500,000	6.375%, 11/15/2067	2,639,250
	General Electric Capital Corporation
1,775,000	3.800%, 6/18/2019[g]	1,892,583
1,100,000	6.000%, 8/7/2019	1,330,422
900,000	5.300%, 2/11/2021	1,023,503
925,000	6.750%, 3/15/2032	1,168,601
1,800,000	7.125%, 12/15/2049[h]	2,064,150
	Goldman Sachs Group, Inc.
1,750,000	6.250%, 9/1/2017	2,048,175
1,440,000	2.375%, 1/22/2018	1,443,552
1,600,000	5.375%, 3/15/2020	1,815,899
1,750,000	5.250%, 7/27/2021	1,976,392
740,000	6.750%, 10/1/2037	835,327
	HCP, Inc.
1,900,000	5.625%, 5/1/2017	2,177,522
450,000	3.750%, 2/1/2019	481,600
1,250,000	2.625%, 2/1/2020	1,246,829
	Health Care REIT, Inc.
715,000	2.250%, 3/15/2018	717,983
720,000	6.125%, 4/15/2020	839,993
1,850,000	4.950%, 1/15/2021	2,036,632
	HSBC Finance Corporation
1,070,000	6.676%, 1/15/2021	1,273,229
	HSBC Holdings plc
1,800,000	4.875%, 1/14/2022	2,038,046
1,400,000	4.000%, 3/30/2022	1,491,071

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Income Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Financials (27.9%) - continued
	HSBC USA, Inc.
$1,100,000	5.000%, 9/27/2020	$1,191,743
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	2,001,433
	Icahn Enterprises, LP
710,000	7.750%, 1/15/2016	737,512
340,000	8.000%, 1/15/2018	364,225
	ING Bank NV
2,140,000	2.000%, 9/25/2015[g]	2,172,021
	ING US, Inc.
1,785,000	5.500%, 7/15/2022[g]	1,947,606
	International Lease Finance Corporation
1,050,000	4.875%, 4/1/2015	1,095,938
900,000	5.750%, 5/15/2016	968,229
1,125,000	6.750%, 9/1/2016[g]	1,268,437
	Intesa Sanpaolo SPA
2,160,000	3.125%, 1/15/2016	2,143,824
	Itau Unibanco Holding SA/Cayman Island
1,790,000	5.125%, 5/13/2023[g]	1,836,540
	J.P. Morgan Chase & Company
1,780,000	2.000%, 8/15/2017	1,798,355
2,160,000	1.201%, 1/25/2018[d]	2,169,400
1,850,000	5.500%, 10/15/2040	2,162,609
	J.P. Morgan Chase Bank NA
1,785,000	5.875%, 6/13/2016	2,034,932
1,420,000	6.000%, 10/1/2017	1,673,193
	Kilroy Realty, LP
1,435,000	4.800%, 7/15/2018	1,592,618
720,000	3.800%, 1/15/2023	721,459
	Liberty Mutual Group, Inc.
1,080,000	5.000%, 6/1/2021[g]	1,172,874
1,965,000	4.950%, 5/1/2022[g]	2,133,984
	Liberty Property, LP
1,830,000	5.500%, 12/15/2016	2,077,464
1,125,000	4.750%, 10/1/2020	1,236,438
	Macquarie Bank, Ltd.
1,785,000	5.000%, 2/22/2017[g]	1,956,312
	Merrill Lynch & Company, Inc.
1,950,000	6.875%, 4/25/2018	2,349,021
2,000,000	7.750%, 5/14/2038	2,676,454
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[g]	372,000
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[g]	1,031,250
	Mizuho Corporate Bank, Ltd.
1,775,000	2.550%, 3/17/2017[g]	1,841,035
1,080,000	1.550%, 10/17/2017[g]	1,073,596
	Morgan Stanley
1,420,000	5.375%, 10/15/2015	1,544,352
2,270,000	6.625%, 4/1/2018	2,674,246
1,100,000	5.625%, 9/23/2019	1,247,556
1,600,000	5.500%, 1/26/2020	1,786,859
1,795,000	4.875%, 11/1/2022[f]	1,839,633
	MUFG Capital Finance 1, Ltd.
1,920,000	6.346%, 7/29/2049[h]	2,123,977
	Murray Street Investment Trust I
700,000	4.647%, 3/9/2017	758,089
	National City Bank
1,170,000	5.800%, 6/7/2017	1,369,690
	Nationwide Building Society
1,600,000	6.250%, 2/25/2020[g]	1,848,160

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Financials (27.9%) - continued
	Nordea Bank AB
$1,830,000	4.875%, 5/13/2021[g]	$1,954,806
	Omega Healthcare Investors, Inc.
920,000	5.875%, 3/15/2024	975,200
	ORIX Corporation
2,550,000	5.000%, 1/12/2016	2,755,369
	Preferred Term Securities XXIII, Ltd.
2,443,096	0.508%, 12/22/2036[d,i]	1,612,443
	ProLogis, LP
1,450,000	6.250%, 3/15/2017	1,681,935
1,070,000	6.875%, 3/15/2020	1,310,269
	Prudential Financial, Inc.
1,875,000	5.375%, 6/21/2020	2,185,912
825,000	6.200%, 11/15/2040	976,326
1,070,000	5.875%, 9/15/2042	1,122,163
1,435,000	5.625%, 6/15/2043	1,479,844
	QBE Capital Funding III, Ltd.
1,260,000	7.250%, 5/24/2041[g]	1,304,100
	Rabobank Capital Funding Trust II
1,249,000	5.260%, 12/29/2049[g,h]	1,252,122
	Reinsurance Group of America, Inc.
1,030,000	5.625%, 3/15/2017	1,165,227
1,070,000	6.450%, 11/15/2019	1,278,735
	Royal Bank of Scotland Group plc
1,435,000	6.125%, 12/15/2022	1,477,620
	Santander Holdings USA, Inc.
2,145,000	3.000%, 9/24/2015	2,196,444
	Simon Property Group, LP
750,000	10.350%, 4/1/2019	1,080,624
575,000	2.750%, 2/1/2023	563,374
	SLM Corporation
540,000	3.875%, 9/10/2015	561,800
1,370,000	6.250%, 1/25/2016	1,507,421
1,945,000	6.000%, 1/25/2017	2,149,361
576,000	4.625%, 9/25/2017	597,650
	Standard Chartered plc
1,890,000	3.950%, 1/11/2023[g]	1,861,709
	SunTrust Banks, Inc.
1,780,000	3.600%, 4/15/2016	1,903,395
	Swedbank AB
2,145,000	2.125%, 9/29/2017[g]	2,182,486
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/29/2049[g,h]	2,762,500
	TD Ameritrade Holding Corporation
2,225,000	5.600%, 12/1/2019	2,660,929
	U.S. Bank National Association
1,800,000	3.778%, 4/29/2020	1,908,625
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,475,815
	UnitedHealth Group, Inc.
1,500,000	6.500%, 6/15/2037	1,911,211
	Unum Group
1,500,000	7.125%, 9/30/2016	1,752,576
	Ventas Realty, LP
1,800,000	4.000%, 4/30/2019	1,932,449
	Vesey Street Investment Trust I
700,000	4.404%, 9/1/2016	754,364
	Wachovia Corporation
1,500,000	5.250%, 8/1/2014	1,597,209

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Income Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Financials (27.9%) - continued
	WEA Finance, LLC
$1,710,000	7.125%, 4/15/2018[g]	$2,101,171
720,000	6.750%, 9/2/2019[g]	888,131
	Wells Fargo & Company
1,440,000	1.500%, 1/16/2018	1,436,435
1,780,000	7.980%, 2/28/2049[h]	2,047,000
	Willis North America, Inc.
1,850,000	6.200%, 3/28/2017	2,105,318
	ZFS Finance USA Trust II
1,500,000	6.450%, 12/15/2065[g]	1,605,000

	Total	244,998,004

Foreign Government (2.2%)
	Brazil Government International Bond
1,070,000	4.875%, 1/22/2021	1,254,575
	Chile Government International Bond
2,480,000	3.250%, 9/14/2021	2,641,200
	Colombia Government International Bond
1,780,000	2.625%, 3/15/2023	1,708,800
	Corporacion Andina de Fomento
1,226,000	4.375%, 6/15/2022	1,332,899
	Korea Development Bank
1,500,000	4.375%, 8/10/2015	1,617,975
	Mexico Government International Bond
1,850,000	5.125%, 1/15/2020	2,164,500
1,270,000	6.050%, 1/11/2040	1,590,675
	Peru Government International Bond
710,000	5.625%, 11/18/2050	834,250
	Province of Ontario
4,320,000	3.000%, 7/16/2018	4,675,536
	Russia Government International Bond
1,050,000	3.250%, 4/4/2017[g]	1,113,000

	Total	18,933,410

Mortgage-Backed Securities (6.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
5,550,000	2.500%, 2/1/2028[c]	5,733,844
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
5,525,000	3.000%, 2/1/2043[c]	5,680,391
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
8,325,000	2.500%, 2/1/2028[c]	8,618,976
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
6,675,000	3.000%, 2/1/2043[c]	6,892,980
13,575,000	3.500%, 2/1/2043[c]	14,315,261
14,800,000	4.000%, 2/1/2043[c]	15,729,625

	Total	56,971,077

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Technology (1.7%)
	CA, Inc.
$1,925,000	5.375%, 12/1/2019	$2,190,821
	Computer Sciences Corporation
1,250,000	2.500%, 9/15/2015	1,284,800
	Equinix, Inc.
1,100,000	8.125%, 3/1/2018	1,207,250
360,000	7.000%, 7/15/2021	401,400
	Hewlett-Packard Company
1,800,000	2.650%, 6/1/2016	1,814,026
720,000	3.750%, 12/1/2020	690,427
1,410,000	4.650%, 12/9/2021[f]	1,417,542
	Motorola Solutions, Inc.
2,500,000	3.750%, 5/15/2022	2,506,708
	Oracle Corporation
1,800,000	2.500%, 10/15/2022	1,764,162
	Xerox Corporation
750,000	6.400%, 3/15/2016	844,102
1,050,000	2.950%, 3/15/2017	1,065,784

	Total	15,187,022

Transportation (1.9%)
	Burlington Northern Santa Fe, LLC
625,000	3.050%, 9/1/2022	634,918
	Continental Airlines, Inc.
1,300,000	6.750%, 9/15/2015[g]	1,365,000
591,691	7.250%, 11/10/2019	686,362
785,000	4.000%, 10/29/2024	819,383
	CSX Corporation
793,000	7.900%, 5/1/2017	983,594
1,107,000	6.220%, 4/30/2040	1,371,008
	Delta Air Lines, Inc.
1,217,065	4.950%, 5/23/2019[f]	1,326,601
715,000	4.750%, 5/7/2020	774,917
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[g]	2,334,007
1,085,000	4.500%, 8/16/2021[g]	1,182,371
	Hertz Corporation
1,430,000	6.750%, 4/15/2019	1,551,550
	Navios Maritime Holdings, Inc.
990,000	8.875%, 11/1/2017	977,625
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
270,000	9.250%, 4/15/2019	270,000
	Penske Truck Leasing Company, LP
2,135,000	2.500%, 3/15/2016[g]	2,170,650
540,000	2.875%, 7/17/2018[g]	536,302

	Total	16,984,288

U.S. Government and Agencies (4.9%)
	U.S. Treasury Bonds
2,800,000	3.125%, 11/15/2041	2,799,126
3,920,000	3.000%, 5/15/2042	3,812,200
	U.S. Treasury Notes
3,590,000	2.875%, 3/31/2018	3,945,916
2,090,000	2.375%, 6/30/2018	2,244,138
2,840,000	3.625%, 2/15/2020	3,271,547
4,500,000	3.500%, 5/15/2020	5,148,635
3,980,000	2.625%, 11/15/2020	4,294,356
4,195,000	3.125%, 5/15/2021	4,675,130
3,675,000	2.000%, 11/15/2021	3,741,323

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Income Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value

U.S. Government and Agencies (4.9%) - continued
	U.S. Treasury Notes, TIPS
$2,211,497	0.125%, 4/15/2016	$2,346,781
2,524,260	0.125%, 4/15/2017	2,716,934
3,606,315	0.625%, 7/15/2021	4,086,691

	Total	43,082,777

U.S. Municipals (0.5%)
	California General Obligation Bonds (Build America Bonds)
720,000	7.950%, 3/1/2036	896,954
	Denver, Colorado City & County Airport Revenue Bonds
1,450,000	5.250%, 11/15/2022	1,739,696
	Illinois State General Obligation Bonds
1,825,000	5.877%, 3/1/2019	2,078,912

	Total	4,715,562

Utilities (6.4%)
	Access Midstream Partners, LP
1,080,000	4.875%, 5/15/2023	1,074,600
	AES Corporation
935,000	7.750%, 10/15/2015	1,044,863
	Ameren Illinois Company
1,800,000	6.125%, 11/15/2017	2,162,866
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,414,980
	Cleveland Electric Illuminating Company
1,065,000	5.700%, 4/1/2017	1,207,146
	Commonwealth Edison Company
1,000,000	6.150%, 9/15/2017	1,201,358
	DCP Midstream Operating, LP
1,440,000	2.500%, 12/1/2017	1,441,794
	DPL, Inc.
1,770,000	6.500%, 10/15/2016	1,858,500
	DTE Energy Company
1,500,000	6.375%, 4/15/2033	1,855,804
	El Paso Pipeline Partners Operating Company, LLC
720,000	4.700%, 11/1/2042	685,205
	Electricite de France SA
1,800,000	5.250%, 1/29/2049[g,h]	1,757,176
	Energy Transfer Partners, LP
1,500,000	4.650%, 6/1/2021	1,616,241
1,000,000	5.200%, 2/1/2022	1,116,313
	Enterprise Products Operating, LLC
1,400,000	7.034%, 1/15/2068	1,603,000
1,180,000	6.300%, 9/15/2017	1,420,774
1,070,000	6.650%, 4/15/2018	1,320,706
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	678,615
1,500,000	4.000%, 10/1/2020	1,556,573
	Florida Power Corporation
1,000,000	6.400%, 6/15/2038	1,310,375
	ITC Holdings Corporation
2,000,000	5.875%, 9/30/2016[g]	2,267,546

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Utilities (6.4%) - continued
	Kinder Morgan Energy Partners, LP
$1,065,000	5.000%, 8/15/2042	$1,074,123
	Markwest Energy Partners, LP
1,090,000	6.500%, 8/15/2021	1,182,650
	MarkWest Energy Partners, LP
180,000	4.500%, 7/15/2023	179,100
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,321,117
	NiSource Finance Corporation
1,700,000	6.400%, 3/15/2018	2,033,152
1,800,000	5.450%, 9/15/2020	2,101,372
	NRG Energy, Inc.
710,000	8.250%, 9/1/2020	802,300
	Ohio Edison Company
950,000	6.875%, 7/15/2036	1,232,933
	Ohio Power Company
1,600,000	6.050%, 5/1/2018	1,924,960
	ONEOK Partners, LP
710,000	2.000%, 10/1/2017	715,608
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,610,109
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,804,508
	PPL Energy Supply, Inc.
1,100,000	4.600%, 12/15/2021	1,185,074
	PSEG Power, LLC
700,000	5.320%, 9/15/2016	792,214
	Southern California Edison Company
1,415,000	6.250%, 8/1/2049[h]	1,563,363
	Southern Star Central Corporation
2,400,000	6.750%, 3/1/2016	2,436,000
	Southwestern Public Service Company
1,730,000	6.000%, 10/1/2036	2,087,022
	Union Electric Company
1,600,000	6.400%, 6/15/2017	1,936,366

	Total	56,576,406

	Total Long-Term Fixed Income (cost $766,187,788)	819,851,173

Shares	Preferred Stock (1.5%)	Value

Financials (1.5%)
52,000	Annaly Capital Management, Inc., 7.500%[h]	1,302,600
81,000	BB&T Corporation, 5.200%[h]	1,999,080
12,500	CoBank ACB, 6.250%[g,h]	1,330,469
72,000	Discover Financial Services, 6.500%[h]	1,836,000
43,750	HSBC Holdings plc, 8.000%[h]	1,217,125
91,786	PNC Financial Services Group, Inc., 6.125%[h]	2,483,729
40,725	RBS Capital Funding Trust VII, 6.080%[h,j]	874,773
44,925	The Allstate Corporation, 5.100%	1,146,935

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Income Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Preferred Stock (1.5%)	Value

Financials (1.5%) - continued
45,400	U.S. Bancorp, 6.500%[h]	$1,303,888

	Total	13,494,599

	Total Preferred Stock (cost $12,821,873)	13,494,599

Shares	Collateral Held for Securities Loaned (1.0%)	Value

8,379,971	Thrivent Cash Management Trust	8,379,971

	Total Collateral Held for Securities Loaned (cost $8,379,971)	8,379,971

Shares or Principal Amount	Short-Term Investments (7.9%)	Value

	Federal Home Loan Bank Discount Notes
700,000	0.105%, 6/7/2013[k,l,m]	699,742
68,542,178	Thrivent Cash Management Trust	68,542,178

	Total Short-Term Investments (at amortized cost)	69,241,920

	Total Investments (cost $886,250,457) 106.9%	$941,075,117

	Other Assets and Liabilities, Net (6.9%)	(60,727,172)

	Total Net Assets 100.0%	$880,347,945

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2013.
e	All or a portion of the security is insured or guaranteed.
f	All or a portion of the security is on loan.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2013, the value of these investments was $136,527,631 or 15.5% of total net assets.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of January 31, 2013.

Security	Acquisition Date	Cost

Preferred Term Securities XXIII, Ltd.	9/14/2006	$2,443,096

j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At January 31, 2013, $429,841 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At January 31, 2013, $269,900 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

     Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$63,276,215
Gross unrealized depreciation	(8,451,555)

Net unrealized appreciation (depreciation)	$54,824,660

Cost for federal income tax purposes	$886,250,457

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Income Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,188,846	–	3,188,846	–
Capital Goods	544,390	–	544,390	–
Communications Services	8,553,420	–	8,553,420	–
Consumer Cyclical	2,884,074	–	2,884,074	–
Consumer Non-Cyclical	4,931,437	–	4,931,437	–
Energy	1,995,744	–	1,995,744	–
Financials	907,128	–	907,128	–
Technology	3,712,242	–	3,712,242	–
Transportation	1,441,633	–	1,441,633	–
Utilities	1,948,540	–	1,948,540	–
Long-Term Fixed Income
Asset-Backed Securities	7,997,390	–	7,997,390	–
Basic Materials	29,461,689	–	29,461,689	–
Capital Goods	21,117,063	–	21,117,063	–
Collateralized Mortgage Obligations	8,620,615	–	8,620,615	–
Commercial Mortgage-Backed Securities	14,788,679	–	14,788,679	–
Communications Services	80,027,288	–	80,027,288	–
Consumer Cyclical	48,399,084	–	48,399,084	–
Consumer Non-Cyclical	64,291,545	–	64,291,545	–
Energy	87,699,274	–	87,699,274	–
Financials	244,998,004	–	243,385,561	1,612,443
Foreign Government	18,933,410	–	18,933,410	–
Mortgage-Backed Securities	56,971,077	–	56,971,077	–
Technology	15,187,022	–	15,187,022	–
Transportation	16,984,288	–	16,984,288	–
U.S. Government and Agencies	43,082,777	–	43,082,777	–
U.S. Municipals	4,715,562	–	4,715,562	–
Utilities	56,576,406	–	56,576,406	–
Preferred Stock
Financials	13,494,599	12,164,130	1,330,469	–
Collateral Held for Securities Loaned	8,379,971	8,379,971	–	–
Short-Term Investments	69,241,920	68,542,178	699,742	–
Total	$941,075,117	$89,086,279	$850,376,395	$1,612,443

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,856,969	1,856,969	–	–
Total Asset Derivatives	$1,856,969	$1,856,969	$–	$–

Liability Derivatives
Futures Contracts	2,091,259	2,091,259	–	–
Credit Default Swaps	685,564	–	685,564	–
Total Liability Derivatives	$2,776,823	$2,091,259	$685,564	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Income Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	155	March 2013	$34,165,864	$34,165,391	($473)
5-Yr. U.S. Treasury Bond Futures	(335)	March 2013	(41,748,353)	(41,451,017)	297,336
10-Yr. U.S. Treasury Bond Futures	(735)	March 2013	(98,051,352)	(96,491,719)	1,559,633
30-Yr. U.S. Treasury Bond Futures	360	March 2013	53,739,536	51,648,750	(2,090,786)
Total Futures Contracts					($234,290)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 18, 5 Year, at 5.00%; Bank of America	Buy	6/20/2017	$5,346,000	($225,689)	($177,093)	($402,782)
CDX HY, Series 19, 5 Year, at 5.00%; Bank of America	Buy	12/20/2017	5,380,000	(161,252)	(121,530)	(282,782)
Total Credit Default Swaps					($298,623)	($685,564)

1	As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Cash Management Trust- Collateral Investment	$7,306,530	$21,661,171	$20,587,730	8,379,971	$8,379,971	$3,328
Cash Management Trust- Short Term Investment	67,355,631	68,315,651	67,129,104	68,542,178	68,542,178	17,769
Total Value and Income Earned	74,662,161				76,922,149	21,097

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Core Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Bank Loans (0.1%)[a]	Value

Communications Services (0.1%)
	NEP Broadcasting, LLC, Term Loan
$260,000	0.000%, 8/18/2020[b,c]	$264,009

	Total	264,009

	Total Bank Loans (cost $265,525)	264,009

Principal Amount	Long-Term Fixed Income (103.7%)	Value

Asset-Backed Securities (4.3%)
	Carrington Mortgage Loan Trust
650,000	0.354%, 8/25/2036[d]	360,661
	Countrywide Asset-Backed Certificates
675,000	5.859%, 10/25/2046	464,868
	Credit Based Asset Servicing and Securitization, LLC
707,209	4.219%, 12/25/2036	464,783
	First Horizon ABS Trust
1,364,586	0.334%, 10/25/2026[d,e]	1,165,061
1,298,576	0.364%, 10/25/2034[d,e]	940,995
	GMAC Mortgage Corporation Loan Trust
2,059,114	0.384%, 8/25/2035[d,e]	1,630,915
1,666,688	0.384%, 12/25/2036[d,e]	1,212,406
	Master Credit Card Trust
2,000,000	0.780%, 4/21/2017[f]	1,999,870
	Popular ABS Mortgage Pass- Through Trust
900,000	5.297%, 11/25/2035	599,266
	Renaissance Home Equity Loan Trust
1,455,535	5.608%, 5/25/2036	1,000,629
995,211	5.285%, 1/25/2037	571,288
	Wachovia Asset Securitization, Inc.
2,089,848	0.344%, 7/25/2037[d,e,g]	1,794,729

	Total	12,205,471

Basic Materials (0.7%)
	Dow Chemical Company
800,000	4.250%, 11/15/2020	875,563
	Freeport-McMoRan Copper & Gold, Inc.
500,000	3.550%, 3/1/2022	487,286
	Xstrata Finance Canada, Ltd.
550,000	2.450%, 10/25/2017[f]	554,597

	Total	1,917,446

Capital Goods (1.1%)
	Eaton Corporation
375,000	2.750%, 11/2/2022[f]	364,493
	John Deere Capital Corporation
300,000	1.700%, 1/15/2020	292,942
	Precision Castparts Corporation
500,000	1.250%, 1/15/2018	497,328
	Republic Services, Inc.
400,000	5.000%, 3/1/2020	457,892
	Roper Industries, Inc.
500,000	1.850%, 11/15/2017	498,587
	Textron, Inc.
500,000	7.250%, 10/1/2019	604,227

Principal Amount	Long-Term Fixed Income (103.7%)	Value

Capital Goods (1.1%) - continued
	United Technologies Corporation
$400,000	0.811%, 6/1/2015[d]	$403,746

	Total	3,119,215

Collateralized Mortgage Obligations (2.1%)
	Bear Stearns Mortgage Funding Trust
400,243	0.484%, 8/25/2036[d]	114,471
	Countrywide Alternative Loan Trust
1,139,906	6.000%, 1/25/2037	964,115
	GMAC Mortgage Corporation Loan Trust
645,466	5.346%, 9/19/2035	643,615
	HomeBanc Mortgage Trust
1,662,291	2.653%, 4/25/2037	1,102,262
	J.P. Morgan Alternative Loan Trust
2,124,760	2.805%, 3/25/2036	1,590,876
663,781	6.500%, 3/25/2036	599,802
	Master Asset Securitization Trust
669,870	0.704%, 6/25/2036[d]	449,495
	WaMu Mortgage Pass Through Certificates
320,219	2.690%, 8/25/2046	266,236
	Wells Fargo Mortgage Backed Securities Trust
491,737	6.000%, 7/25/2037	486,985

	Total	6,217,857

Commercial Mortgage-Backed Securities (6.1%)
	Bear Stearns Commercial Mortgage Securities, Inc.
445,170	5.613%, 6/11/2050	454,116
377,049	0.356%, 3/15/2022[d,f]	374,203
	Citigroup/Deutsche Bank Commercial Mortgage
1,250,000	5.322%, 12/11/2049	1,420,220
	Commercial Mortgage Pass- Through Certificates
4,000,000	0.336%, 12/15/2020[d,f]	3,833,148
	Credit Suisse Mortgage Capital Certificates
1,582,040	0.376%, 10/15/2021[d,f]	1,549,937
1,200,000	5.467%, 9/15/2039	1,355,418
	Government National Mortgage Association
1,443,128	3.214%, 1/16/2040	1,509,452
	GS Mortgage Securities Corporation II
3,000,000	1.260%, 3/6/2020[d,f]	3,005,241
	LB-UBS Commercial Mortgage Trust
700,000	5.866%, 9/15/2045	814,254
	Morgan Stanley Capital I
1,000,000	3.224%, 7/15/2049	1,074,004
	Wachovia Bank Commercial Mortgage Trust
2,000,000	5.765%, 7/15/2045	2,245,742

	Total	17,635,735

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Core Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (103.7%)	Value

Communications Services (2.8%)
	American Tower Corporation
$1,000,000	5.050%, 9/1/2020	$1,108,963
	AT&T, Inc.
600,000	1.400%, 12/1/2017	595,499
	British Sky Broadcasting Group plc
300,000	3.125%, 11/26/2022[f]	294,018
	CBS Corporation
800,000	8.875%, 5/15/2019	1,076,200
	Cox Communications, Inc.
350,000	3.250%, 12/15/2022[f]	350,425
750,000	8.375%, 3/1/2039[f]	1,114,462
	Crown Castle Towers, LLC
800,000	4.883%, 8/15/2020[f]	908,038
	Discovery Communications, LLC
400,000	4.950%, 5/15/2042	405,311
	Qwest Communications International, Inc.
450,000	7.125%, 4/1/2018	469,442
	SBA Tower Trust
800,000	5.101%, 4/17/2017[f]	895,416
	Time Warner Cable, Inc.
450,000	4.500%, 9/15/2042	418,411
	Virgin Media Secured Finance plc
400,000	5.250%, 1/15/2021	454,860

	Total	8,091,045

Consumer Cyclical (1.3%)
	California Institute of Technology
750,000	4.700%, 11/1/2111	772,041
	Daimler Finance North America, LLC
400,000	0.905%, 1/9/2015[d,f]	399,855
	Dartmouth College
575,000	3.760%, 6/1/2043	565,458
	Ford Motor Credit Company, LLC
500,000	3.984%, 6/15/2016	530,171
400,000	5.000%, 5/15/2018	438,518
	Macy’s Retail Holdings, Inc.
800,000	7.450%, 7/15/2017	985,210

	Total	3,691,253

Consumer Non-Cyclical (3.5%)
	AbbVie, Inc.
700,000	1.750%, 11/6/2017[f]	701,522
	Altria Group, Inc.
400,000	4.250%, 8/9/2042	375,428
	Anheuser-Busch InBev Worldwide, Inc.
700,000	1.375%, 7/15/2017	702,500
	Celgene Corporation
1,000,000	3.950%, 10/15/2020	1,071,558
	Coca-Cola Enterprises, Inc.
500,000	3.250%, 8/19/2021	510,781
	Colgate-Palmolive Company
500,000	2.625%, 5/1/2017	531,020
	CVS Caremark Corporation
500,000	6.125%, 9/15/2039	628,552
	Express Scripts Holding Company
400,000	3.900%, 2/15/2022	423,895
	HCA, Inc.
800,000	6.500%, 2/15/2020	890,000

Principal Amount	Long-Term Fixed Income (103.7%)	Value

Consumer Non-Cyclical (3.5%) - continued
	Heineken NV
$200,000	1.400%, 10/1/2017[f]	$198,371
400,000	2.750%, 4/1/2023[f]	385,671
	Koninklijke Philips Electronics NV
600,000	3.750%, 3/15/2022	643,797
	Mayo Clinic Rochester
450,000	3.774%, 11/15/2043	423,186
	Mylan, Inc.
400,000	7.875%, 7/15/2020[f]	467,309
450,000	3.125%, 1/15/2023[f]	437,202
	Reynolds American, Inc.
275,000	1.050%, 10/30/2015	274,829
325,000	3.250%, 11/1/2022	321,641
	SABMiller Holdings, Inc.
800,000	3.750%, 1/15/2022[f]	849,659
	Zoetis, Inc.
300,000	3.250%, 2/1/2023[f]	297,847

	Total	10,134,768

Energy (2.0%)
	BP Capital Markets plc
1,000,000	4.500%, 10/1/2020	1,138,163
	EOG Resources, Inc.
425,000	2.625%, 3/15/2023	417,194
	International Petroleum Investment Company, Ltd.
1,000,000	5.000%, 11/15/2020[f]	1,128,750
	Marathon Oil Corporation
400,000	0.900%, 11/1/2015	400,215
	Rowan Companies, Inc.
1,025,000	4.875%, 6/1/2022	1,110,104
	Valero Energy Corporation
800,000	6.125%, 2/1/2020	961,873
	Weatherford International, Ltd.
500,000	6.000%, 3/15/2018	570,519

	Total	5,726,818

Financials (12.7%)
	Ally Financial, Inc.
400,000	4.500%, 2/11/2014	411,000
	American Express Bank FSB
500,000	6.000%, 9/13/2017	596,019
	Associated Banc Corporation
425,000	1.875%, 3/12/2014	426,563
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
300,000	4.125%, 11/9/2022[f]	303,000
	Bank of America Corporation
400,000	5.650%, 5/1/2018	461,876
400,000	5.875%, 2/7/2042	486,076
	Bank of New York Mellon Corporation
450,000	1.162%, 11/24/2014[d]	455,696
450,000	1.700%, 11/24/2014	458,858
	Barclays Bank plc
550,000	5.140%, 10/14/2020	571,729
	Bear Stearns Companies, LLC
800,000	6.400%, 10/2/2017	958,872

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Core Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (103.7%)	Value

Financials (12.7%) - continued
	Berkshire Hathaway Finance Corporation
$400,000	1.600%, 5/15/2017	$404,107
	Boston Properties, LP
800,000	4.125%, 5/15/2021	858,527
	Camden Property Trust
225,000	2.950%, 12/15/2022	215,930
	Citigroup, Inc.
409,000	1.238%, 4/1/2014[d]	411,025
	CNA Financial Corporation
800,000	6.500%, 8/15/2016	922,654
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
500,000	4.750%, 1/15/2020[f]	564,530
500,000	11.000%, 12/29/2049[f,h]	670,000
	Credit Suisse Securities USA, LLC
1,200,000	1.000%, 4/28/2017[i]	1,305,720
	Discover Bank
500,000	7.000%, 4/15/2020	614,527
	Duke Realty, LP
475,000	3.875%, 10/15/2022	484,030
	Eksportfinans ASA
500,000	2.375%, 5/25/2016	477,389
	Fifth Third Bancorp
650,000	5.450%, 1/15/2017	725,423
	General Electric Capital Corporation
800,000	3.800%, 6/18/2019[f]	852,995
300,000	6.750%, 3/15/2032	379,006
	Goldman Sachs Group, Inc.
750,000	2.375%, 1/22/2018	751,850
	Goldman Sachs Group, Inc., Convertible
20,398	1.000%, 7/10/2013[f,j]	594,908
	HCP, Inc.
800,000	5.375%, 2/1/2021	926,997
	Health Care REIT, Inc.
800,000	6.125%, 4/15/2020	933,326
	HSBC Holdings plc
575,000	6.500%, 5/2/2036	712,457
	ING Bank NV
250,000	5.000%, 6/9/2021[f]	281,449
650,000	2.625%, 12/5/2022[f]	637,499
	ING Capital Funding Trust III
200,000	3.911%, 12/29/2049[d,h]	190,000
	International Lease Finance Corporation
300,000	8.625%, 9/15/2015	340,875
	J.P. Morgan Chase & Company
725,000	2.000%, 8/15/2017	732,476
400,000	1.201%, 1/25/2018[d]	401,741
	Kilroy Realty, LP
400,000	3.800%, 1/15/2023	400,810
	Kommuninvest I Sverige AB
275,000	1.000%, 10/24/2017[f]	273,323
	Liberty Mutual Group, Inc.
200,000	4.950%, 5/1/2022[f]	217,199
	Liberty Property, LP
630,000	5.500%, 12/15/2016	715,192
	Lloyds TSB Bank plc
600,000	6.500%, 9/14/2020[f]	666,151
	Macquarie Bank, Ltd.
500,000	5.000%, 2/22/2017[f]	547,987

Principal Amount	Long-Term Fixed Income (103.7%)	Value

Financials (12.7%) - continued
	Metropolitan Life Global Funding I
$750,000	3.650%, 6/14/2018[f]	$820,078
	Morgan Stanley
800,000	7.300%, 5/13/2019	979,299
	National Australia Bank, Ltd.
300,000	2.000%, 6/20/2017[f]	308,790
	PNC Funding Corporation
800,000	5.125%, 2/8/2020	939,571
	Principal Financial Group, Inc.
800,000	8.875%, 5/15/2019	1,082,790
	Prudential Financial, Inc.
725,000	6.100%, 6/15/2017	851,446
	Rabobank Capital Funding Trust II
405,000	5.260%, 12/29/2049[f,h]	406,012
	Reinsurance Group of America, Inc.
950,000	5.625%, 3/15/2017	1,074,724
	Royal Bank of Canada
850,000	1.002%, 10/30/2014[d]	857,785
	Royal Bank of Scotland Group plc
225,000	6.125%, 12/15/2022	231,683
	Simon Property Group, LP
800,000	4.375%, 3/1/2021	893,213
	SLM Corporation
150,000	4.625%, 9/25/2017	155,638
	Standard Chartered plc
400,000	3.950%, 1/11/2023[f]	394,012
	Swiss RE Capital I, LP
850,000	6.854%, 5/29/2049[f,h]	903,125
	Travelers Companies, Inc.
350,000	6.250%, 6/15/2037	461,714
	UBS AG/London
900,000	1.875%, 1/23/2015[f]	920,796
	UnionBanCal Corporation
575,000	3.500%, 6/18/2022	597,601
	WEA Finance, LLC
600,000	6.750%, 9/2/2019[f]	740,109
	Willis North America, Inc.
570,000	6.200%, 3/28/2017	648,666

	Total	36,606,844

Foreign Government (2.8%)
	Bank Nederlandse Gemeenten NV
900,000	4.375%, 2/16/2021[f]	1,038,960
	Chile Government International Bond
800,000	3.875%, 8/5/2020	886,000
	Corporacion Andina de Fomento
425,000	4.375%, 6/15/2022	462,057
	Inter-American Development Bank
875,000	0.247%, 2/11/2016[c,d]	875,000
	Mexico Government International Bond
450,000	6.050%, 1/11/2040	563,625
	Province of British Columbia
1,375,000	2.650%, 9/22/2021	1,426,123
	Province of Manitoba
750,000	1.300%, 4/3/2017	764,400
	Province of New Brunswick
475,000	2.750%, 6/15/2018	507,445

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Core Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (103.7%)	Value

Foreign Government (2.8%) - continued
	Province of Ontario
$750,000	0.360%, 8/13/2015[c,d]	$750,000
750,000	1.100%, 10/25/2017	746,775

	Total	8,020,385

Mortgage-Backed Securities (25.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,175,000	2.500%, 2/1/2028[c]	7,412,672
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,750,000	3.000%, 2/1/2043[c]	6,939,844
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
9,650,000	2.500%, 2/1/2028[c]	9,990,765
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
9,362,500	3.000%, 2/1/2043[c]	9,668,244
17,425,000	3.500%, 2/1/2043[c]	18,375,206
18,887,500	4.000%, 2/1/2043[c]	20,073,871

	Total	72,460,602

Technology (0.3%)
	Affiliated Computer Services, Inc.
800,000	5.200%, 6/1/2015	861,380

	Total	861,380

Transportation (1.2%)
	Burlington Northern Santa Fe, LLC
400,000	3.050%, 9/1/2022	406,347
	Continental Airlines, Inc.
625,000	4.150%, 4/11/2024	653,906
	CSX Corporation
800,000	3.700%, 10/30/2020	860,995
	Delta Air Lines, Inc.
434,666	4.950%, 5/23/2019	473,786
250,000	4.750%, 5/7/2020	270,950
	ERAC USA Finance, LLC
800,000	5.250%, 10/1/2020[f]	910,832

	Total	3,576,816

U.S. Government and Agencies (33.6%)
	Federal Home Loan Banks
10,000,000	0.135%, 4/19/2013[d]	10,000,190
2,750,000	0.250%, 1/16/2015	2,748,127
650,000	0.500%, 11/20/2015	651,916
	Federal Home Loan Mortgage Corporation
5,000,000	0.156%, 6/17/2013[d]	5,002,135
1,000,000	1.250%, 8/1/2019	991,687
875,000	1.250%, 10/2/2019	863,909
	U.S. Treasury Bonds
1,500,000	4.500%, 5/15/2038	1,904,297
100,000	3.500%, 2/15/2039	108,359
6,310,000	3.000%, 5/15/2042	6,136,475
	U.S. Treasury Bonds, TIPS
1,019,009	0.750%, 2/15/2042	1,079,593

Principal Amount	Long-Term Fixed Income (103.7%)	Value

U.S. Government and Agencies (33.6%) - continued
	U.S. Treasury Notes
$2,000,000	0.750%, 6/15/2014	$2,014,610
2,000,000	0.250%, 10/31/2014	2,000,312
4,275,000	0.250%, 9/15/2015	4,262,641
3,750,000	1.000%, 10/31/2016	3,807,420
8,350,000	0.750%, 6/30/2017	8,352,605
1,000,000	2.375%, 6/30/2018	1,073,750
25,400,000	0.875%, 7/31/2019	24,796,750
1,500,000	1.625%, 8/15/2022	1,459,337
	U.S. Treasury Notes, TIPS
5,068,795	0.125%, 4/15/2017	5,455,691
6,210,275	1.125%, 1/15/2021	7,267,966
6,205,707	0.125%, 1/15/2022	6,707,501

	Total	96,685,271

U.S. Municipals (0.4%)
	North Texas Tollway Authority Revenue Bonds (Build America Bonds)
850,000	6.718%, 1/1/2049	1,135,770

	Total	1,135,770

Utilities (3.6%)
	Cleveland Electric Illuminating Company
825,000	5.700%, 4/1/2017	935,113
	Duke Energy Carolinas, LLC
350,000	4.000%, 9/30/2042	346,143
	Electricite de France SA
400,000	5.250%, 1/29/2049[f,h]	390,484
	Energy Transfer Partners, LP
1,000,000	4.650%, 6/1/2021	1,077,494
	FirstEnergy Solutions Corporation
850,000	4.800%, 2/15/2015	912,183
	ITC Holdings Corporation
500,000	6.050%, 1/31/2018[f]	583,692
	Kinder Morgan Energy Partners, LP
400,000	5.300%, 9/15/2020	460,266
	MidAmerican Energy Holdings Company
775,000	6.500%, 9/15/2037	1,009,171
	NiSource Finance Corporation
400,000	6.125%, 3/1/2022	476,374
400,000	3.850%, 2/15/2023	408,021
	ONEOK Partners, LP
450,000	8.625%, 3/1/2019	599,223
	Pennsylvania Electric Company
800,000	5.200%, 4/1/2020	907,864
	Sempra Energy
400,000	2.300%, 4/1/2017	412,645
	Union Electric Company
1,150,000	6.400%, 6/15/2017	1,391,763

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Core Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (103.7%)	Value

Utilities (3.6%) - continued
	Williams Partners, LP
$450,000	3.350%, 8/15/2022	$446,911

	Total	10,357,347

	Total Long-Term Fixed Income (cost $292,532,313)	298,444,023

Fixed Income Mutual Funds (4.5%)
2,567,118	Thrivent High Yield Fund	13,092,302

	Total	13,092,302

	Total Other Mutual Funds (cost $9,528,600)	13,092,302

Shares	Preferred Stock (0.3%)	Value

Financials (0.3%)
10,000	Discover Financial Services, 6.500%[h]	255,000
16,000	HSBC Holdings plc, 8.000%[h]	445,120
4,400	The Allstate Corporation, 5.100%	112,332

	Total	812,452

	Total Preferred Stock (cost $759,600)	812,452

Shares or Principal Amount	Short-Term Investments (16.6%)	Value

	Federal Home Loan Bank Discount Notes
200,000	0.138%, 6/7/2013[k,l]	199,904
47,687,810	Thrivent Cash Management Trust	47,687,810

	Total Short-Term Investments (at amortized cost)	47,887,714

	Total Investments (cost $350,973,752) 125.2%	$360,500,500

	Other Assets and Liabilities, Net (25.2%)	(72,632,121)

	Total Net Assets 100.0%	$287,868,379

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2013.
e	All or a portion of the security is insured or guaranteed.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2013, the value of these investments was $33,135,965 or 11.5% of total net assets.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Core Bond Fund owned as of January 31, 2013.

Security	Acquisition Date	Cost

Wachovia Asset Securitization, Inc.	3/16/2007	$2,089,848

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes equity-linked structured security. This security is linked to the S&P 500 Index.
j	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At January 31, 2013, $199,904 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$15,386,999
Gross unrealized depreciation	(5,860,251)

Net unrealized appreciation (depreciation)	$9,526,748

Cost for federal income tax purposes	$350,973,752

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Core Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Core Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	264,009	–	264,009	–
Long-Term Fixed Income
Asset-Backed Securities	12,205,471	–	12,205,471	–
Basic Materials	1,917,446	–	1,917,446	–
Capital Goods	3,119,215	–	3,119,215	–
Collateralized Mortgage Obligations	6,217,857	–	6,217,857	–
Commercial Mortgage-Backed Securities	17,635,735	–	17,635,735	–
Communications Services	8,091,045	–	8,091,045	–
Consumer Cyclical	3,691,253	–	3,691,253	–
Consumer Non-Cyclical	10,134,768	–	10,134,768	–
Energy	5,726,818	–	5,726,818	–
Financials	36,606,844	–	34,706,216	1,900,628
Foreign Government	8,020,385	–	8,020,385	–
Mortgage-Backed Securities	72,460,602	–	72,460,602	–
Technology	861,380	–	861,380	–
Transportation	3,576,816	–	3,576,816	–
U.S. Government and Agencies	96,685,271	–	96,685,271	–
U.S. Municipals	1,135,770	–	1,135,770	–
Utilities	10,357,347	–	10,357,347	–
Fixed Income Mutual Funds	13,092,302	13,092,302	–	–
Preferred Stock
Financials	812,452	812,452	–	–
Short-Term Investments	47,887,714	47,687,810	199,904	–

Total	$360,500,500	$61,592,564	$297,007,308	$1,900,628

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	612,867	612,867	–	–

Total Asset Derivatives	$612,867	$612,867	$–	$–

Liability Derivatives
Futures Contracts	466,334	466,334	–	–
Credit Default Swaps	331,160	–	331,160	–

Total Liability Derivatives	$797,494	$466,334	$331,160	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(50)	March 2013	($11,019,379)	($11,021,094)	($1,715)
5-Yr. U.S. Treasury Bond Futures	(45)	March 2013	(5,607,988)	(5,568,047)	39,941
10-Yr. U.S. Treasury Bond Futures	(270)	March 2013	(36,018,864)	(35,445,938)	572,926
30-Yr. U.S. Treasury Bond Futures	80	March 2013	11,942,119	11,477,500	(464,619)
Total Futures Contracts					$146,533

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Core Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 19, 5 Year, at	Buy	12/20/2017	$6,000,000	($104,473)	($135,535)	($240,008)
5.00%; Bank of America
CDX IG, Series 19, 5 Year, at	Buy	12/20/2017	12,000,000	(28,703)	(62,449)	(91,152)
1.00%; Bank of America
Total Credit Default Swaps					($197,984)	($331,160)

1	As the buyer of protection, Core Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Core Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Core Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Core Bond Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
High Yield	$13,256,528	$–	$400,000	2,567,118	$13,092,302	$216,180
Cash Management Trust-Short Term Investment	43,110,519	23,102,743	18,525,452	47,687,810	47,687,810	13,023
Total Value and Income Earned	56,367,047				60,780,112	229,203

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Government Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (98.6%)	Value

Asset-Backed Securities (1.3%)
	Education Loan Asset-Backed Trust I
$419,089	0.654%, 6/25/2022[a]	$419,440
	Northstar Education Finance, Inc.
973,014	0.904%, 12/26/2031[a,b]	977,591

	Total	1,397,031

Commercial Mortgage-Backed Securities (2.2%)
	Federal National Mortgage Association
1,000,000	0.953%, 11/25/2015	1,008,030
	Government National Mortgage Association
689,941	2.164%, 3/16/2033	700,092
577,251	3.214%, 1/16/2040	603,780

	Total	2,311,902

Financials (6.8%)
	Achmea Hypotheekbank NV
608,000	3.200%, 11/3/2014[b]	635,603
	Bank of Montreal
750,000	2.625%, 1/25/2016[b]	792,450
	Bank of Nova Scotia
500,000	1.450%, 7/26/2013[b]	502,550
	Canadian Imperial Bank of Commerce
1,000,000	2.600%, 7/2/2015[b]	1,048,300
	Dexia Credit Local SA
500,000	2.750%, 4/29/2014[b]	508,829
	National Bank of Canada
500,000	2.200%, 10/19/2016[b]	524,200
	NCUA Guaranteed Notes
648,569	0.658%, 10/7/2020[a]	652,141
	Private Export Funding Corporation
1,000,000	1.375%, 2/15/2017	1,022,526
1,000,000	2.050%, 11/15/2022	978,750
	Toronto-Dominion Bank
500,000	2.200%, 7/29/2015[b]	519,950

	Total	7,185,299

Foreign Government (4.9%)
	Bank Nederlandse Gemeenten NV
280,000	4.375%, 2/16/2021[b]	323,232
	Export Development Canada
1,000,000	0.750%, 12/15/2017[c]	989,800
	Inter-American Development Bank
500,000	0.247%, 2/11/2016[a,d]	500,000
1,000,000	0.875%, 3/15/2018	993,690
	Kommunalbanken AS
500,000	2.750%, 5/5/2015[b]	524,600
	Kreditanstalt fuer Wiederaufbau
825,000	0.216%, 6/17/2013[a]	825,027
	Province of British Columbia
1,000,000	2.650%, 9/22/2021	1,037,180

	Total	5,193,529

Principal Amount	Long-Term Fixed Income (98.6%)	Value

Mortgage-Backed Securities (6.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$1,350,000	2.500%, 2/1/2028[d]	$1,394,719
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
600,000	3.000%, 2/1/2043[d]	616,875
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
562,954	2.250%, 6/25/2025	579,795
525,000	2.500%, 2/1/2028[d]	543,539
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
600,000	3.000%, 2/1/2043[d]	619,594
1,400,000	3.500%, 2/1/2043[d]	1,476,343
1,125,000	4.000%, 2/1/2043[d]	1,195,664

	Total	6,426,529

U.S. Government and Agencies (76.2%)
	FDIC Structured Sale Guaranteed Notes
400,000	Zero Coupon, 1/7/2014[b]	398,416
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,037,117
1,000,000	2.000%, 7/27/2016	1,045,871
	Federal Farm Credit Banks
500,000	2.210%, 8/1/2024	488,530
	Federal Home Loan Banks
175,000	0.375%, 1/29/2014	175,339
1,000,000	0.500%, 11/20/2015	1,002,947
	Federal Home Loan Mortgage Corporation
660,000	1.750%, 9/10/2015	683,285
6,000,000	0.750%, 1/12/2018	5,931,096
3,000,000	0.875%, 3/7/2018	2,979,360
1,000,000	1.250%, 8/1/2019	991,687
1,000,000	1.250%, 10/2/2019	987,324
3,000,000	2.375%, 1/13/2022	3,083,058
	Federal National Mortgage Association
815,000	1.250%, 2/27/2014	825,202
2,450,000	0.500%, 5/27/2015	2,458,607
5,000,000	0.375%, 12/21/2015	4,989,330
500,000	1.375%, 11/15/2016	513,297
2,950,000	0.875%, 12/20/2017	2,938,005
1,250,000	6.250%, 5/15/2029	1,754,475
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,558,321
	U.S. Treasury Bonds
2,125,000	7.625%, 2/15/2025	3,347,538
850,000	6.500%, 11/15/2026	1,256,539
650,000	3.000%, 5/15/2042	632,125
	U.S. Treasury Bonds, TIPS
335,923	2.375%, 1/15/2025	448,668
346,226	2.125%, 2/15/2040	493,804
509,504	0.750%, 2/15/2042	539,797
	U.S. Treasury Notes
1,000,000	0.750%, 6/15/2014	1,007,305
200,000	0.250%, 10/31/2014	200,031

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Government Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (98.6%)	Value

U.S. Government and Agencies (76.2%) - continued
$3,000,000	0.250%, 11/30/2014	$2,999,883
425,000	2.625%, 2/29/2016	453,422
1,050,000	1.000%, 10/31/2016	1,066,078
2,500,000	0.875%, 2/28/2017	2,521,095
3,500,000	3.250%, 3/31/2017	3,869,687
50,000	0.750%, 6/30/2017	50,016
500,000	2.375%, 6/30/2018	536,875
14,520,000	0.875%, 7/31/2019	14,175,150
5,580,000	1.625%, 8/15/2022	5,428,732
	U.S. Treasury Notes, TIPS
120,588	1.625%, 1/15/2015	129,029
1,267,199	0.125%, 4/15/2017	1,363,923
1,555,357	2.625%, 7/15/2017	1,870,926
1,078,389	1.875%, 7/15/2019	1,314,120
1,578,883	1.125%, 1/15/2021	1,847,788
890,163	0.125%, 1/15/2022	962,141

	Total	80,355,939

Utilities (1.1%)
	John Sevier Combined Cycle Generation, LLC
987,087	4.626%, 1/15/2042	1,104,008

	Total	1,104,008

	Total Long-Term Fixed Income (cost $101,192,426)	103,974,237

Shares	Collateral Held for Securities Loaned (1.0%)	Value

1,012,500	Thrivent Cash Management Trust	1,012,500

	Total Collateral Held for Securities Loaned (cost $1,012,500)	1,012,500

Shares or Principal Amount	Short-Term Investments (7.0%)	Value

7,405,533	Thrivent Cash Management Trust	7,405,533

	Total Short-Term Investments (at amortized cost)	7,405,533

	Total Investments (cost $109,610,459) 106.6%	$112,392,270

	Other Assets and Liabilities, Net (6.6%)	(6,987,391)

	Total Net Assets 100.0%	$105,404,879

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2013.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2013, the value of these investments was $6,755,721 or 6.4% of total net assets.
c	All or a portion of the security is on loan.
d	Denotes investments purchased on a when-issued or delayed delivery basis.

        Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,241,714
Gross unrealized depreciation	(459,903)

Net unrealized appreciation (depreciation)	$2,781,811

Cost for federal income tax purposes	$109,610,459

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Government Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,397,031	–	1,397,031	–
Commercial Mortgage-Backed Securities	2,311,902	–	2,311,902	–
Financials	7,185,299	–	7,185,299	–
Foreign Government	5,193,529	–	5,193,529	–
Mortgage-Backed Securities	6,426,529	–	6,426,529	–
U.S. Government and Agencies	80,355,939	–	80,355,939	–
Utilities	1,104,008	–	1,104,008	–
Collateral Held for Securities Loaned	1,012,500	1,012,500	–	–
Short-Term Investments	7,405,533	7,405,533	–	–
Total	$112,392,270	$8,418,033	$103,974,237	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
Cash Management Trust- Collateral Investment	$–	$6,123,750	$5,111,250	1,012,500	$1,012,500	$4,834
Cash Management Trust- Short Term Investment	4,848,944	19,586,714	17,030,125	7,405,533	7,405,533	1,932
Total Value and Income Earned	4,848,944				8,418,033	6,766

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Bank Loans (0.2%)[a]	Value

Communications Services (0.1%)
	NEP Broadcasting, LLC, Term Loan
$710,000	0.000%, 8/18/2020[b,c]	$720,948

	Total	720,948

Consumer Cyclical (<0.1%)
	MGM Resorts International, Term Loan
510,000	3.800%, 12/13/2019	517,007

	Total	517,007

Technology (0.1%)
	Freescale Semiconductor, Inc., Term Loan
997,487	6.000%, 2/28/2019	999,732

	Total	999,732

	Total Bank Loans (cost $2,230,235)	2,237,687

Principal Amount	Long-Term Fixed Income (98.8%)	Value

Asset-Backed Securities (11.3%)
	Avis Budget Rental Car Funding AESOP, LLC
6,000,000	2.370%, 11/20/2014[d]	6,141,174
	Carrington Mortgage Loan Trust
1,000,000	0.354%, 8/25/2036[e]	554,863
	Citibank Omni Master Trust
4,000,000	4.900%, 11/15/2018[d]	4,301,896
	Countrywide Home Loans, Inc.
856,305	6.085%, 6/25/2021[f]	753,380
	Credit Based Asset Servicing and Securitization, LLC
742,569	4.219%, 12/25/2036	488,022
	Discover Card Master Trust
4,500,000	0.856%, 9/15/2015[e]	4,502,849
	Edlinc Student Loan Funding Trust
2,829,470	3.250%, 10/1/2025[d,e]	2,855,997
	Education Loan Asset-Backed Trust I
5,867,249	0.654%, 6/25/2022[e]	5,872,160
	Enterprise Fleet Financing, LLC
2,568,280	1.430%, 10/20/2016[d]	2,574,860
2,000,000	0.720%, 4/20/2018[d]	2,000,500
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036[g,h]	1
	First Horizon ABS Trust
351,932	0.334%, 9/25/2029[e,f]	303,386
	Ford Credit Floor Plan Master Owner Trust
5,000,000	1.500%, 9/15/2015	5,032,470
	Fosse Master Issuer plc
2,975,433	1.703%, 10/18/2054[d,e]	3,017,473
	GE Dealer Floorplan Master Note Trust
4,000,000	0.645%, 10/20/2017[e]	4,008,748
	GMAC Mortgage Corporation Loan Trust
617,734	0.384%, 8/25/2035[e,f]	489,275
807,409	5.750%, 10/25/2036[f]	719,891

Principal Amount	Long-Term Fixed Income (98.8%)	Value

Asset-Backed Securities (11.3%) - continued
$1,250,016	0.384%, 12/25/2036[e,f]	$909,304
	Hyundai Auto Lease Securitization Trust
4,387,078	1.020%, 8/15/2014[d]	4,396,155
	J.P. Morgan Mortgage Trust
1,162,834	2.855%, 2/25/2036	1,036,089
	Master Credit Card Trust
7,000,000	0.780%, 4/21/2017[d]	6,999,545
	Montana Higher Education Student Assistance Corporation
2,333,403	0.805%, 9/20/2022[e]	2,341,383
	Mortgage Equity Conversion Asset Trust
2,478,447	0.640%, 1/25/2042[e,g]	1,982,757
2,411,101	0.620%, 2/25/2042[e,g]	1,928,881
	Nationstar Agency Advance Funding Trust
2,800,000	0.997%, 2/15/2045[d]	2,800,000
	Nissan Auto Receivables Owner Trust
22,647	4.740%, 8/17/2015	22,685
	Northstar Education Finance, Inc.
3,892,055	0.904%, 12/26/2031[d,e]	3,910,363
	Renaissance Home Equity Loan Trust
1,586,414	5.608%, 5/25/2036	1,090,604
746,408	5.285%, 1/25/2037	428,466
	SLM Student Loan Trust
5,052,160	0.371%, 4/27/2020[e]	5,048,487
2,286,657	1.306%, 1/18/2022[d,e]	2,307,108
4,791,634	0.371%, 4/25/2022[e]	4,786,473
1,957,018	0.381%, 4/25/2023[e]	1,954,860
3,642,644	0.956%, 10/16/2023[d,e]	3,659,261
2,026,465	0.604%, 3/25/2025[e]	2,029,452
5,467,772	0.724%, 3/25/2026[e]	5,511,787
	Toyota Auto Receivables Owner Trust
171,659	1.270%, 12/16/2013	171,725
	Wachovia Asset Securitization, Inc.
783,693	0.344%, 7/25/2037[e,f,g]	673,024
	Wachovia Student Loan Trust
2,697,989	0.411%, 7/27/2020[e]	2,689,196
	World Omni Auto Receivables Trust
1,250,000	1.330%, 1/15/2018	1,266,716

	Total	101,561,266

Basic Materials (1.0%)
	BHP Billiton Finance USA, Ltd.
3,000,000	0.581%, 2/18/2014[e]	3,007,143
	Dow Chemical Company
1,500,000	2.500%, 2/15/2016	1,557,627
	Freeport-McMoRan Copper & Gold, Inc.
2,000,000	1.400%, 2/13/2015	2,013,568
750,000	2.150%, 3/1/2017	755,488
	Xstrata Finance Canada, Ltd.
1,950,000	2.450%, 10/25/2017[d]	1,966,298

	Total	9,300,124

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (98.8%)	Value

Capital Goods (1.4%)
	Caterpillar Financial Services Corporation
$1,000,000	1.625%, 6/1/2017	$1,014,371
	Danaher Corporation
1,000,000	0.560%, 6/21/2013[e]	1,000,804
	Eaton Corporation
2,000,000	1.500%, 11/2/2017[d]	1,995,254
	John Deere Capital Corporation
3,000,000	0.405%, 10/8/2014[e]	3,001,236
	Precision Castparts Corporation
1,600,000	1.250%, 1/15/2018	1,591,448
	Roper Industries, Inc.
1,600,000	1.850%, 11/15/2017	1,595,477
	Textron, Inc.
1,300,000	6.200%, 3/15/2015	1,421,061
	United Technologies Corporation
1,000,000	0.811%, 6/1/2015[e]	1,009,365

	Total	12,629,016

Collateralized Mortgage Obligations (2.8%)
	American Home Mortgage Assets Trust
1,423,829	1.091%, 11/25/2046[e]	793,748
	Bear Stearns Adjustable Rate Mortgage Trust
768,888	2.470%, 10/25/2035[e]	756,568
	Countrywide Alternative Loan Trust
615,345	5.500%, 11/25/2035	620,062
495,128	5.500%, 2/25/2036	418,369
713,780	6.000%, 1/25/2037	603,704
	Countrywide Home Loans, Inc.
921,395	2.725%, 3/20/2036	690,185
964,632	2.836%, 9/20/2036	629,569
	Deutsche Alt-A Securities Mortgage Loan Trust
1,654,501	0.942%, 4/25/2047[e]	1,292,217
	GSR Mortgage Loan Trust
1,491,341	0.394%, 8/25/2046[e]	1,414,791
	HomeBanc Mortgage Trust
949,881	2.653%, 4/25/2037	629,864
	Impac CMB Trust
717,570	0.844%, 8/25/2035[e]	625,719
	J.P. Morgan Alternative Loan Trust
1,591,445	2.805%, 3/25/2036	1,191,566
	J.P. Morgan Mortgage Trust
636,020	2.998%, 10/25/2036	526,181
	Master Asset Securitization Trust
1,272,752	0.704%, 6/25/2036[e]	854,040
	Permanent Master plc
5,000,000	1.804%, 7/15/2042[d,e]	5,047,575
	Residential Accredit Loans, Inc.
849,577	3.839%, 9/25/2035	671,289
	Wachovia Mortgage Loan Trust, LLC
678,925	3.032%, 5/20/2036	577,613
	WaMu Mortgage Pass Through Certificates
560,016	0.494%, 10/25/2045[e]	525,877
1,398,731	1.051%, 10/25/2046[e]	1,099,836
1,747,465	0.991%, 12/25/2046[e]	1,357,787

Principal Amount	Long-Term Fixed Income (98.8%)	Value

Collateralized Mortgage Obligations (2.8%) - continued
$1,651,457	0.911%, 1/25/2047[e]	$1,239,301
	Washington Mutual Alternative Mortgage Pass Through Certificates
1,169,077	1.091%, 9/25/2046[e]	627,706
1,898,780	0.921%, 2/25/2047[e]	1,029,376
	Wells Fargo Mortgage Backed Securities Trust
293,065	2.625%, 3/25/2036	292,766
1,094,808	2.758%, 3/25/2036	1,074,928

	Total	24,590,637

Commercial Mortgage-Backed Securities (6.9%)
	Bear Stearns Commercial Mortgage Securities, Inc.
1,335,509	5.613%, 6/11/2050	1,362,347
150,820	0.356%, 3/15/2022[d,e]	149,681
754,969	5.665%, 6/11/2040	772,418
1,700,000	5.331%, 2/11/2044	1,919,557
	Citigroup Commercial Mortgage Trust
750,000	5.702%, 12/10/2049	877,409
	Citigroup/Deutsche Bank Commercial Mortgage
1,595,000	5.322%, 12/11/2049	1,812,201
	Commercial Mortgage Pass-Through Certificates
1,000,000	0.336%, 12/15/2020[d,e]	958,287
1,000,000	5.306%, 12/10/2046	1,135,604
	Credit Suisse First Boston Mortgage Securities Corporation
3,697,430	4.691%, 4/15/2037	3,820,551
	Credit Suisse Mortgage Capital Certificates
593,265	0.376%, 10/15/2021[d,e]	581,226
1,750,000	5.467%, 9/15/2039	1,976,651
	Federal National Mortgage Association
4,000,000	0.953%, 11/25/2015	4,032,120
	Government National Mortgage Association
1,260,881	2.870%, 3/16/2051	1,292,666
4,147,902	1.864%, 8/16/2031	4,196,345
4,726,095	2.164%, 3/16/2033	4,795,630
3,752,133	3.214%, 1/16/2040	3,924,573
	Greenwich Capital Commercial Funding Corporation
2,697,000	5.074%, 1/5/2036	2,757,594
4,500,000	5.224%, 4/10/2037	4,949,361
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,500,000	5.429%, 12/12/2043	3,940,584
	LB-UBS Commercial Mortgage Trust
726,408	5.303%, 2/15/2040	726,937
	Morgan Stanley Capital I
2,350,000	3.224%, 7/15/2049	2,523,909
	Morgan Stanley Capital, Inc.
2,397,196	5.592%, 4/12/2049	2,467,206

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (98.8%)	Value

Commercial Mortgage-Backed Securities (6.9%) - continued
	NCUA Guaranteed Notes
$3,770,827	1.600%, 10/29/2020	$3,842,175
	Network Rail Infrastructure Finance plc
4,000,000	1.500%, 1/13/2014[d]	4,043,904
	Wachovia Bank Commercial Mortgage Trust
1,500,000	5.765%, 7/15/2045	1,684,307

	Total	60,543,243

Communications Services (1.7%)
	American Tower Corporation
1,000,000	3.500%, 1/31/2023	976,440
	AT&T, Inc.
2,000,000	1.400%, 12/1/2017	1,984,998
	CBS Corporation
1,500,000	8.875%, 5/15/2019	2,017,875
	Crown Castle Towers, LLC
1,500,000	3.214%, 8/15/2015[d]	1,569,064
850,000	4.174%, 8/15/2017[d]	937,212
	DIRECTV Holdings, LLC
1,500,000	1.750%, 1/15/2018	1,473,932
	GTP Acquisition Partners I, LLC
1,500,000	4.347%, 6/15/2016[d]	1,582,971
	Qwest Communications International, Inc.
1,000,000	7.125%, 4/1/2018	1,043,205
	SBA Tower Trust
3,500,000	4.254%, 4/15/2015[d]	3,716,191

	Total	15,301,888

Consumer Cyclical (1.7%)
	Amazon.com, Inc.
1,500,000	1.200%, 11/29/2017	1,483,851
	American Honda Finance Corporation
3,000,000	1.850%, 9/19/2014[d]	3,048,219
	Daimler Finance North America, LLC
3,000,000	0.920%, 3/28/2014[d,e]	3,007,962
1,750,000	0.905%, 1/9/2015[d,e]	1,749,367
	Ford Motor Credit Company, LLC
1,250,000	4.207%, 4/15/2016	1,330,372
1,300,000	3.984%, 6/15/2016	1,378,446
500,000	3.000%, 6/12/2017	510,406
	Volkswagen International Finance NV
3,000,000	1.625%, 3/22/2015[d]	3,036,570

	Total	15,545,193

Consumer Non-Cyclical (3.7%)
	AbbVie, Inc.
1,500,000	1.200%, 11/6/2015[d]	1,507,713
1,250,000	1.750%, 11/6/2017[d]	1,252,718
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	483,548
	Anheuser-Busch InBev Worldwide, Inc.
2,450,000	1.375%, 7/15/2017	2,458,751
	Cargill, Inc.
1,073,000	4.307%, 5/14/2021[d]	1,163,993

Principal Amount	Long-Term Fixed Income (98.8%)	Value

Consumer Non-Cyclical (3.7%) - continued
	Celgene Corporation
$1,500,000	2.450%, 10/15/2015	$1,556,448
	Coca-Cola Enterprises, Inc.
2,000,000	3.500%, 9/15/2020	2,094,628
	ConAgra Foods, Inc.
1,400,000	1.300%, 1/25/2016	1,403,912
	Dr Pepper Snapple Group, Inc.
500,000	2.000%, 1/15/2020	489,924
	Express Scripts Holding Company
2,000,000	2.650%, 2/15/2017	2,072,708
	General Mills, Inc.
2,000,000	0.660%, 5/16/2014[e]	2,006,178
	Heineken NV
2,000,000	1.400%, 10/1/2017[d]	1,983,714
	Lorillard Tobacco Company
1,000,000	3.500%, 8/4/2016	1,058,976
	McKesson Corporation
2,000,000	0.950%, 12/4/2015	2,005,018
	Mylan, Inc.
2,200,000	7.875%, 7/15/2020[d]	2,570,198
	Reynolds American, Inc.
2,600,000	1.050%, 10/30/2015	2,598,383
	SABMiller Holdings, Inc.
2,000,000	2.450%, 1/15/2017[d]	2,068,450
	Teva Pharmaceutical Finance III BV
2,000,000	0.810%, 3/21/2014[e]	2,009,702
	Zoetis, Inc.
1,250,000	1.150%, 2/1/2016[d]	1,251,685
750,000	1.875%, 2/1/2018[d]	748,684

	Total	32,785,331

Energy (1.6%)
	BP Capital Markets plc
4,000,000	0.910%, 3/11/2014[e]	4,023,500
	Cameron International Corporation
2,000,000	1.241%, 6/2/2014[e]	2,012,842
	Energy Transfer Partners, LP
1,000,000	6.000%, 7/1/2013	1,019,291
	International Petroleum Investment Company, Ltd.
1,000,000	3.125%, 11/15/2015[d]	1,032,000
	Marathon Oil Corporation
1,800,000	0.900%, 11/1/2015	1,800,967
	Schlumberger SA
2,500,000	2.650%, 1/15/2016[d]	2,575,738
	Valero Energy Corporation
350,000	6.125%, 2/1/2020	420,819
	Weatherford International, Ltd.
1,000,000	6.000%, 3/15/2018	1,141,039

	Total	14,026,196

Financials (24.4%)
	ABN Amro Bank NV
3,000,000	2.072%, 1/30/2014[d,e]	3,038,220
	ABN Amro North American Holding Preferred Capital Repackage Trust I
600,000	3.407%, 12/29/2049[d,e,i]	600,000
	Achmea Hypotheekbank NV
443,000	3.200%, 11/3/2014[d]	463,112

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (98.8%)	Value

Financials (24.4%) - continued
	Ally Financial, Inc.
$1,250,000	4.500%, 2/11/2014	$1,284,375
	American International Group, Inc.
1,500,000	5.050%, 10/1/2015	1,645,834
	Associated Banc Corporation
2,000,000	1.875%, 3/12/2014	2,007,356
	Australia and New Zealand Banking Group, Ltd.
3,500,000	2.400%, 11/23/2016[d]	3,674,300
	Bank Nederlandse Gemeenten NV
3,500,000	1.500%, 3/28/2014[d]	3,542,105
	Bank of America Corporation
2,000,000	1.722%, 1/30/2014[e]	2,019,042
1,125,000	1.500%, 10/9/2015	1,127,940
1,000,000	5.625%, 10/14/2016	1,131,249
	Bank of Montreal
3,250,000	2.625%, 1/25/2016[d]	3,433,950
	Bank of New York Mellon Corporation
1,600,000	1.162%, 11/24/2014[e]	1,620,251
1,600,000	1.700%, 11/24/2014	1,631,494
	Bank of Nova Scotia
2,000,000	1.250%, 11/7/2014[d]	2,028,000
2,000,000	2.150%, 8/3/2016[d]	2,092,200
	Barclays Bank plc
1,500,000	2.375%, 1/13/2014	1,525,435
3,000,000	2.500%, 9/21/2015[d,j]	3,118,788
	BBVA Banco Continental SA
2,000,000	2.250%, 7/29/2016[d]	1,990,000
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,797,885
	Berkshire Hathaway Finance Corporation
2,000,000	2.450%, 12/15/2015	2,100,710
1,250,000	1.600%, 5/15/2017	1,262,835
	Caisse Centrale Desjardins du Quebec
2,000,000	2.550%, 3/24/2016[d]	2,110,200
	Canadian Imperial Bank of Commerce
3,500,000	0.900%, 9/19/2014[d]	3,525,900
1,500,000	2.600%, 7/2/2015[d]	1,572,450
	Capital One Financial Corporation
3,000,000	1.454%, 7/15/2014[e]	3,030,279
	CDP Financial, Inc.
4,000,000	3.000%, 11/25/2014[d]	4,169,908
	Chesapeake Funding, LLC
2,000,000	0.658%, 5/7/2024[d,e]	2,000,037
	Citigroup, Inc.
786,000	1.238%, 4/1/2014[e]	789,891
	CNA Financial Corporation
2,000,000	6.500%, 8/15/2016	2,306,634
	Commonwealth Bank of Australia
3,500,000	0.750%, 1/15/2016[d]	3,489,850
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2,000,000	3.200%, 3/11/2015[d]	2,094,204
	Credit Agricole Home Loan SFH
4,000,000	1.052%, 7/21/2014[d,e]	4,023,636
	Credit Suisse AG Guernsey
1,000,000	1.625%, 3/6/2015[d]	1,017,274

Principal Amount	Long-Term Fixed Income (98.8%)	Value

Financials (24.4%) - continued
$1,000,000	2.600%, 5/27/2016[d]	$1,053,181
	Credit Suisse Securities USA, LLC
3,000,000	1.000%, 4/28/2017[k]	3,264,300
	Dexia Credit Local SA
3,500,000	2.750%, 4/29/2014[d]	3,561,799
	DnB NOR Boligkreditt
3,500,000	2.900%, 3/29/2016[d]	3,714,900
	Eksportfinans ASA
1,500,000	2.375%, 5/25/2016	1,432,168
	Fifth Third Bank
2,250,000	0.421%, 5/17/2013[e]	2,247,554
	General Electric Capital Corporation
3,500,000	0.505%, 1/8/2016[e]	3,458,567
	Goldman Sachs Group, Inc.
2,750,000	2.375%, 1/22/2018	2,756,784
	Goldman Sachs Group, Inc., Convertible
53,035	1.000%, 7/10/2013[d,l]	1,546,766
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	2,036,556
	Health Care REIT, Inc.
500,000	6.125%, 4/15/2020	583,328
	HSBC Bank plc
4,000,000	1.625%, 7/7/2014[d,j]	4,067,000
	ING Bank NV
3,500,000	2.500%, 1/14/2016[d]	3,645,600
500,000	2.625%, 12/5/2022[d]	490,384
	ING Capital Funding Trust III
715,000	3.911%, 12/29/2049[e,i]	679,250
	International Lease Finance Corporation
700,000	8.625%, 9/15/2015	795,375
	J.P. Morgan Chase & Company
3,100,000	1.201%, 1/25/2018[e]	3,113,491
	J.P. Morgan Chase Bank NA
1,000,000	5.875%, 6/13/2016	1,140,018
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	701,418
	Kommuninvest I Sverige AB
2,500,000	1.000%, 10/24/2017[d]	2,484,750
	Landwirtschaftliche Rentenbank
5,000,000	0.508%, 3/15/2016[d]	5,001,605
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[d]	333,076
	Macquarie Bank, Ltd.
1,750,000	5.000%, 2/22/2017[d]	1,917,953
	MassMutual Global Funding II
2,500,000	2.000%, 4/5/2017[d]	2,559,260
	MetLife, Inc.
1,000,000	1.756%, 12/15/2017	1,002,978
	Metropolitan Life Global Funding I
1,320,000	5.125%, 4/10/2013[d]	1,331,320
2,250,000	3.650%, 6/14/2018[d]	2,460,233
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,243,950
	National Australia Bank, Ltd.
1,750,000	0.602%, 1/22/2015[d,e]	1,749,325
2,750,000	2.000%, 6/20/2017[d]	2,830,575
	National Bank of Canada
2,000,000	1.650%, 1/30/2014[d]	2,024,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (98.8%)	Value

Financials (24.4%) - continued
$1,750,000	2.200%, 10/19/2016[d]	$1,834,700
	NCUA Guaranteed Notes
3,943,299	0.658%, 10/7/2020[e]	3,965,018
3,127,251	0.558%, 12/7/2020[e]	3,128,804
	Nederlandse Waterschapsbank NV
3,500,000	1.375%, 5/16/2014[d]	3,540,670
	New York Life Global Funding
4,000,000	3.000%, 5/4/2015[d]	4,213,024
	Norddeutsche Landesbank Girozentrale
3,000,000	0.875%, 10/16/2015[d]	3,004,953
	Nordea Bank AB
2,000,000	3.125%, 3/20/2017[d]	2,115,400
	Principal Life Global Funding II
2,250,000	1.000%, 12/11/2015[d]	2,246,027
	Private Export Funding Corporation
3,000,000	2.125%, 7/15/2016	3,160,503
	Prudential Financial, Inc.
2,000,000	5.100%, 9/20/2014	2,135,520
	Rabobank Capital Funding Trust II
1,012,000	5.260%, 12/29/2049[d,i]	1,014,530
	Realty Income Corporation
1,000,000	2.000%, 1/31/2018	997,014
	Royal Bank of Canada
3,000,000	1.002%, 10/30/2014[e]	3,027,477
3,000,000	1.200%, 9/19/2017	2,987,400
	Royal Bank of Scotland Group plc
700,000	6.125%, 12/15/2022	720,790
	SLM Corporation
500,000	4.625%, 9/25/2017	518,793
	Stadshypotek AB
4,000,000	0.861%, 9/30/2013[d,e]	4,012,464
2,000,000	1.875%, 10/2/2019[d]	1,983,000
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[d]	985,031
	Svensk Exportkredit AB
2,500,000	0.602%, 1/23/2017[e]	2,503,930
	Swedbank Hypotek AB
5,000,000	0.760%, 3/28/2014[d,e]	5,017,060
	Toronto-Dominion Bank
3,000,000	0.481%, 7/26/2013[e]	3,001,806
2,500,000	2.200%, 7/29/2015[d]	2,599,750
	U.S. Bank National Association
3,000,000	3.778%, 4/29/2020	3,181,041
	UBS AG/London
4,500,000	1.875%, 1/23/2015[d]	4,603,982
	UnitedHealth Group, Inc.
1,800,000	1.400%, 10/15/2017	1,799,014
	Vestjysk Bank AS
3,500,000	0.858%, 6/17/2013[d,e]	3,506,755
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
1,650,000	5.750%, 9/2/2015[d]	1,833,817
	Wells Fargo & Company
2,500,000	2.625%, 12/15/2016	2,638,465
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[d]	2,481,250

	Total	218,251,596

Principal Amount	Long-Term Fixed Income (98.8%)	Value

Foreign Government (4.7%)
	Canada Government International Bond
$5,500,000	0.875%, 2/14/2017	$5,531,900
	Corporacion Andina de Fomento
1,419,000	4.375%, 6/15/2022	1,542,727
	European Investment Bank
4,000,000	1.750%, 3/15/2017	4,135,100
	Export Development Canada
3,500,000	0.750%, 12/15/2017[j]	3,464,300
	Hydro Quebec
2,000,000	2.000%, 6/30/2016	2,080,400
	Inter-American Development Bank
2,750,000	0.247%, 2/11/2016[c,e]	2,750,000
	Kommunalbanken AS
4,000,000	2.750%, 5/5/2015[d]	4,196,800
	Kreditanstalt fuer Wiederaufbau
5,500,000	0.216%, 6/17/2013[e]	5,500,181
	Mexico Government International Bond
750,000	5.125%, 1/15/2020	877,500
	Province of British Columbia
3,500,000	2.100%, 5/18/2016	3,667,300
	Province of Manitoba
3,000,000	1.300%, 4/3/2017	3,057,600
	Province of Ontario
2,500,000	0.360%, 8/13/2015[c,e]	2,500,000
2,500,000	1.100%, 10/25/2017	2,489,250

	Total	41,793,058

Mortgage-Backed Securities (5.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
19,840,000	2.500%, 2/1/2028[c]	20,497,200
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,013,877	6.500%, 9/1/2037	1,151,539
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
5,160,413	2.250%, 6/25/2025	5,314,786
17,900,000	2.500%, 2/1/2028[c]	18,532,094
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
1,265,498	6.000%, 8/1/2024	1,406,448
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
1,650,368	5.854%, 9/1/2037[e]	1,789,800
669,967	5.646%, 10/1/2037[e]	722,952

	Total	49,414,819

Technology (0.6%)
	Affiliated Computer Services, Inc.
1,000,000	5.200%, 6/1/2015	1,076,725
	Oracle Corporation
325,000	1.200%, 10/15/2017	324,083
	Texas Instruments, Inc.
2,000,000	0.490%, 5/15/2013[e]	2,001,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (98.8%)	Value

Technology (0.6%) - continued
	Xerox Corporation
$2,000,000	1.130%, 5/16/2014[e]	$1,996,168

	Total	5,398,366

Transportation (1.2%)
	Continental Airlines, Inc.
1,350,000	6.750%, 9/15/2015[d]	1,417,500
2,000,000	4.150%, 4/11/2024	2,092,500
	CSX Corporation
1,500,000	6.250%, 4/1/2015	1,673,311
	Delta Air Lines, Inc.
750,000	4.750%, 5/7/2020	812,850
	Erac USA Finance Company
2,500,000	2.750%, 7/1/2013[d]	2,521,853
	Kansas City Southern de Mexico SA de CV
1,500,000	8.000%, 2/1/2018	1,642,500
	Penske Truck Leasing Company, LP
750,000	2.875%, 7/17/2018[d]	744,864

	Total	10,905,378

U.S. Government and Agencies (29.6%)
	Federal Agricultural Mortgage Corporation
2,500,000	2.125%, 9/15/2015	2,592,792
2,500,000	2.000%, 7/27/2016	2,614,677
	Federal Farm Credit Banks
10,000,000	0.255%, 9/23/2013[e]	10,005,820
	Federal Home Loan Banks
5,000,000	0.360%, 9/16/2013[e]	5,006,980
11,500,000	0.250%, 1/16/2015	11,492,169
1,500,000	0.500%, 11/20/2015	1,504,421
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	991,687
3,250,000	1.250%, 10/2/2019	3,208,803
	Federal National Mortgage Association
4,000,000	0.500%, 5/27/2015	4,014,052
3,000,000	0.875%, 2/8/2018	2,977,932
	U.S. Treasury Bonds
2,915,000	3.000%, 5/15/2042	2,834,837
	U.S. Treasury Bonds, TIPS
3,057,027	0.750%, 2/15/2042	3,238,780
	U.S. Treasury Notes
2,500,000	0.250%, 4/30/2014	2,501,562
6,200,000	2.250%, 5/31/2014	6,367,350
30,875,000	0.750%, 6/15/2014	31,100,542
20,350,000	0.250%, 10/31/2014	20,353,175
16,475,000	0.250%, 9/15/2015	16,427,371
31,550,000	1.000%, 10/31/2016	32,033,094
57,925,000	0.750%, 6/30/2017	57,943,073
400,000	2.375%, 6/30/2018	429,500
16,365,000	0.875%, 7/31/2019	15,976,331
350,000	1.625%, 8/15/2022	340,512
	U.S. Treasury Notes, TIPS
9,326,583	0.125%, 4/15/2017	10,038,472
11,052,184	1.125%, 1/15/2021	12,934,516
6,612,639	0.125%, 1/15/2022	7,147,337

	Total	264,075,785

Principal Amount	Long-Term Fixed Income (98.8%)	Value

Utilities (0.7%)
	American Electric Power Company, Inc.
$500,000	1.650%, 12/15/2017	$499,716
	Electricite de France SA
1,000,000	5.250%, 1/29/2049[d,i]	976,209
	Northeast Utilities
2,000,000	1.059%, 9/20/2013[e]	2,008,694
	ONEOK Partners, LP
350,000	8.625%, 3/1/2019	466,062
	Sempra Energy
1,750,000	2.300%, 4/1/2017	1,805,323
	Williams Partners, LP
500,000	3.350%, 8/15/2022	496,568

	Total	6,252,572

	Total Long-Term Fixed Income (cost $874,694,165)	882,374,468

Fixed Income Mutual Funds (1.0%)
1,832,246	Thrivent High Yield Fund	9,344,455

	Total	9,344,455

	Total Other Mutual Funds (cost $6,835,609)	9,344,455

Shares	Preferred Stock (0.4%)	Value

Financials (0.2%)
26,000	Discover Financial Services, 6.500%[i]	663,000
39,000	HSBC Holdings plc, 8.000%[i]	1,084,980
14,000	The Allstate Corporation, 5.100%	357,420

	Total	2,105,400

Utilities (0.2%)
16,250	Southern California Edison Company, 4.630%[i]	1,633,125

	Total	1,633,125

	Total Preferred Stock (cost $3,586,772)	3,738,525

Shares	Collateral Held for Securities Loaned (0.9%)	Value

8,165,390	Thrivent Cash Management Trust	8,165,390

	Total Collateral Held for Securities Loaned (cost $8,165,390)	8,165,390

Shares or Principal Amount	Short-Term Investments (4.0%)	Value

	Federal Home Loan Bank Discount Notes
900,000	0.138%, 6/7/2013[m,n]	899,567

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.0%)	Value

34,801,371	Thrivent Cash Management Trust	$34,801,371

	Total Short-Term Investments (at amortized cost)	35,700,938

	Total Investments (cost $931,213,109) 105.3%	$941,561,463

	Other Assets and Liabilities, Net (5.3%)	(47,768,107)

	Total Net Assets 100.0%	$893,793,356

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2013, the value of these investments was $238,115,306 or 26.6% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2013.
f	All or a portion of the security is insured or guaranteed.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of January 31, 2013.

Security	Acquisition Date	Cost
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	$85,895
Mortgage Equity Conversion Asset Trust	1/18/2007	2,478,447
Mortgage Equity Conversion Asset Trust	2/14/2007	2,411,101
Wachovia Asset Securitization, Inc.	3/16/2007	783,693

h	Defaulted security. Interest is not being accrued.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	All or a portion of the security is on loan.
k	Denotes equity-linked structured security. This security is linked to the S&P 500 Index.
l	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At January 31, 2013, $899,567 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,753,803
Gross unrealized depreciation	(9,405,449)

Net unrealized appreciation (depreciation)	$10,348,354

Cost for federal income tax purposes	$931,213,109

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Communications Services	720,948	–	720,948	–
Consumer Cyclical	517,007	–	517,007	–
Technology	999,732	–	999,732	–
Long-Term Fixed Income
Asset-Backed Securities	101,561,266	–	94,793,631	6,767,635
Basic Materials	9,300,124	–	9,300,124	–
Capital Goods	12,629,016	–	12,629,016	–
Collateralized Mortgage Obligations	24,590,637	–	24,590,637	–
Commercial Mortgage-Backed Securities	60,543,243	–	60,543,243	–
Communications Services	15,301,888	–	15,301,888	–
Consumer Cyclical	15,545,193	–	15,545,193	–
Consumer Non-Cyclical	32,785,331	–	32,785,331	–
Energy	14,026,196	–	14,026,196	–
Financials	218,251,596	–	213,440,530	4,811,066
Foreign Government	41,793,058	–	41,793,058	–
Mortgage-Backed Securities	49,414,819	–	49,414,819	–
Technology	5,398,366	–	5,398,366	–
Transportation	10,905,378	–	10,905,378	–
U.S. Government and Agencies	264,075,785	–	264,075,785	–
Utilities	6,252,572	–	6,252,572	–
Fixed Income Mutual Funds	9,344,455	9,344,455	–	–
Preferred Stock
Financials	2,105,400	2,105,400	–	–
Utilities	1,633,125	–	1,633,125	–
Collateral Held for Securities Loaned	8,165,390	8,165,390	–	–
Short-Term Investments	35,700,938	34,801,371	899,567	–

Total	$941,561,463	$54,416,616	$875,566,146	$11,578,701

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	1,411,327	1,411,327	–	–

Total Asset Derivatives	$1,411,327	$1,411,327	$–	$–

Liability Derivatives
Futures Contracts	58,078	58,078	–	–
Credit Default Swaps	358,756	–	358,756	–

Total Liability Derivatives	$416,834	$58,078	$358,756	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(1,100)	March 2013	($137,084,145)	($136,107,818)	$976,327
10-Yr. U.S. Treasury Bond Futures	(205)	March 2013	(27,347,656)	(26,912,656)	435,000
30-Yr. U.S. Treasury Bond Futures	10	March 2013	1,492,765	1,434,687	(58,078)
Total Futures Contracts					$1,353,249

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 19, 5 Year, at	Buy	12/20/2017	$6,500,000	($113,178)	($146,830)	($260,008)
5.00%; Bank of America
CDX IG, Series 19, 5 Year, at	Buy	12/20/2017	13,000,000	(31,095)	(67,653)	(98,748)
1.00%; Bank of America
Total Credit Default Swaps					($214,483)	($358,756)

1	As the buyer of protection, Limited Maturity Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Limited Maturity Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at January 31, 2013	Value January 31, 2013	Income Earned November 1, 2012 - January 31, 2013
High Yield	$11,258,614	$–	$3,100,000	1,832,246	$9,344,455	$167,284
Cash Management Trust- Collateral Investment	6,949,000	9,761,300	8,544,910	8,165,390	8,165,390	5,440
Cash Management Trust- Short Term Investment	26,939,653	71,560,581	63,698,863	34,801,371	34,801,371	10,568
Total Value and Income Earned	45,147,267				52,311,216	183,292

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

Money Market Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Asset Backed Commercial Paper (18.6%)[a]	Value

	Dealers Capital Access
$5,160,000	0.360%, 2/1/2013[b,c]	$5,160,000
7,600,000	0.350%, 2/22/2013[b]	7,598,448
	Fairway Finance Corporation
5,040,000	0.200%, 2/20/2013[b,c]	5,039,468
5,030,000	0.210%, 2/26/2013[b,c]	5,029,266
	Golden Funding Corporation
5,035,000	0.270%, 2/4/2013[b,c]	5,034,887
4,000,000	0.160%, 2/6/2013[b,c]	3,999,911
5,040,000	0.300%, 2/13/2013[b,c]	5,039,496
4,300,000	0.300%, 3/7/2013[b,c]	4,298,782
	Kells Funding, LLC
5,140,000	0.300%, 2/19/2013[b,c]	5,139,229
5,040,000	0.300%, 3/14/2013[b,c]	5,038,278
	Liberty Street Funding, LLC
5,060,000	0.230%, 2/25/2013[b,c]	5,059,224
	Nieuw Amsterdam Receivables Corporation
4,990,000	0.210%, 3/20/2013[b,c]	4,988,632
	Old Line Funding, LLC
5,205,000	0.320%, 3/15/2013[b,c]	5,203,057
	Sydney Capital Corporation
5,025,000	0.280%, 3/14/2013[b,c]	5,023,397
5,170,000	0.280%, 4/9/2013[b,c]	5,167,306
	Thunder Bay Funding, LLC
5,000,000	0.200%, 3/12/2013[b,c]	4,998,917
5,010,000	0.200%, 3/19/2013[b,c]	5,008,720
5,000,000	0.210%, 4/8/2013[b,c]	4,998,075

	Total	91,825,093

Principal Amount	Certificate of Deposit (8.7%)[a]	Value

	Bank of Nova Scotia/Houston
3,175,000	0.390%, 5/10/2013[d]	3,175,000
	Rabobank Nederland
5,180,000	0.470%, 2/19/2013	5,180,233
4,990,000	0.405%, 7/11/2013[d]	4,993,398
	Royal Bank of Canada
2,662,000	0.247%, 3/15/2013	2,668,317
3,500,000	0.362%, 8/27/2013[d]	3,502,360
	Skandinav Enskilda Bank
5,000,000	0.250%, 3/4/2013	5,000,000
	Svenska Handelsbanken/New York
4,990,000	0.215%, 4/22/2013	4,990,055
	Toronto-Dominion Bank NY
2,630,000	0.295%, 4/19/2013[d]	2,630,000
5,190,000	0.310%, 9/13/2013[d]	5,190,000
5,220,000	0.302%, 10/21/2013[d]	5,220,000

	Total	42,549,363

Principal Amount	Financial Company Commercial Paper (9.9%)[a]	Value

	AllianceBernstein, LP
22,000,000	0.210%, 2/1/2013[c]	22,000,000
	KFW International Finance
5,020,000	0.210%, 3/11/2013[b,c]	5,018,887
	Societe Generale North America, Inc.
16,485,000	0.150%, 2/1/2013[b]	16,485,000

Principal Amount	Financial Company Commercial Paper (9.9%)[a]	Value

	Svenska Handelsbanken, Inc.
$5,070,000	0.260%, 2/15/2013[b,c]	$5,069,488

	Total	48,573,375

Principal Amount	Government Agency Debt (32.1%)[a]	Value

	Federal Agricultural Mortgage Corporation
5,210,000	0.073%, 2/1/2013[d]	5,210,000
2,000,000	0.760%, 5/10/2013	2,003,123
15,150,000	0.113%, 8/5/2013[d]	15,141,479
	Federal Farm Credit Bank
6,266,000	0.264%, 6/26/2013[d]	6,268,294
5,640,000	0.225%, 8/22/2013[d]	5,642,567
5,480,000	0.196%, 8/27/2013[d]	5,480,000
4,000,000	0.176%, 1/13/2014[d]	4,000,409
5,790,000	0.225%, 2/24/2014[d]	5,794,728
	Federal Home Loan Banks
5,340,000	0.240%, 12/20/2013[d]	5,338,570
5,260,000	0.210%, 2/24/2014[d]	5,260,000
5,120,000	0.300%, 6/4/2014[d]	5,124,854
	Federal Home Loan Mortgage Corporation
3,090,000	0.380%, 9/3/2013[d]	3,089,606
5,480,000	0.146%, 9/13/2013[d]	5,479,859
10,900,000	0.178%, 11/4/2013[d]	10,901,349
1,800,000	0.450%, 11/18/2013[d]	1,802,609
	Federal National Mortgage Association
3,000,000	0.360%, 10/28/2013[d]	2,999,773
5,330,000	0.185%, 6/20/2014[d]	5,328,507
5,330,000	0.390%, 8/25/2014[d]	5,341,824
	Overseas Private Investment Corporation
3,330,000	0.352%, 7/12/2013	3,386,433
13,465,000	0.531%, 12/9/2013	13,475,367
2,665,000	0.450%, 12/10/2013	2,666,745
	Straight-A Funding, LLC
5,005,000	0.190%, 3/5/2013[b,c]	5,004,155
5,000,000	0.190%, 3/6/2013[b,c]	4,999,129
5,020,000	0.190%, 3/12/2013[b,c]	5,018,967
5,010,000	0.190%, 3/19/2013[b,c]	5,008,784
10,240,000	0.190%, 3/27/2013[b,c]	10,237,082
4,000,000	0.190%, 4/2/2013[b,c]	3,998,733
5,150,000	0.190%, 4/8/2013[b,c]	5,148,206

	Total	159,151,152

Shares	Investment Company (8.3%)	Value

	AIM Investments Institutional Government and Agency Portfolio
100,000	0.020%	100,000
	BlackRock Cash Funds
22,978,000	0.170%	22,978,000
	Dreyfus Institutional Cash Advantage Fund
17,815,000	0.090%	17,815,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

Money Market Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Shares	Investment Company (8.3%)	Value

	DWS Money Market Series
$182,024	0.110%	$182,024

	Total	41,075,024

Principal Amount	Other Commercial Paper (4.1%)[a]	Value

	BHP Billiton Finance USA, Ltd.
5,200,000	0.320%, 3/7/2013[b,c]	5,198,428
	Nestle Finance International, Ltd.
5,180,000	0.250%, 4/15/2013[b]	5,177,374
5,130,000	0.249%, 4/22/2013[b]	5,127,150
4,500,000	0.230%, 5/21/2013[b,c]	4,496,866

	Total	19,999,818

Principal Amount	Other Note (6.0%)[a]	Value

	General Electric Capital Corporation
5,060,000	0.281%, 5/1/2013[b]	5,115,845
	General Electric Company
5,200,000	0.337%, 2/1/2013	5,200,000
	Rabobank Nederland
5,000,000	0.501%, 7/25/2013[d]	5,005,777
	Total Capital Canada, Ltd.
2,530,000	0.400%, 5/13/2013[b,d]	2,531,267
4,560,000	0.683%, 1/17/2014[b,d]	4,578,635
	US Bancorp
7,465,000	0.355%, 9/13/2013	7,507,964

	Total	29,939,488

Principal Amount	Variable Rate Demand Note (11.1%)[a]	Value

	Douglas County, Nebraska Hospital Authority No. 2 Health Facilities Revenue Refunding Bonds (Children’s Hospital)
6,700,000	0.130%, 2/1/2013[b,d]	6,700,000
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
8,730,000	0.090%, 2/7/2013[b,d]	8,730,000
	Overseas Private Investment Corporation
903,446	0.160%, 2/6/2013[d]	903,446
4,035,091	0.160%, 2/6/2013[d]	4,035,091
1,551,723	0.160%, 2/6/2013[d]	1,551,723
5,275,000	0.170%, 2/6/2013[d]	5,275,000
13,035,000	0.160%, 2/7/2013[d]	13,035,000
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
8,240,000	0.090%, 2/7/2013[b,d]	8,240,000

Principal Amount	Variable Rate Demand Note (11.1%)[a]	Value

	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Care, Inc.
$6,445,000	0.130%, 2/1/2013[b,d]	$6,445,000

	Total	54,915,260

	Total Investments (at amortized cost) 98.8%	$488,028,573

	Other Assets and Liabilities, Net 1.2%	6,111,837

	Total Net Assets 100.0%	$494,140,410

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2013, the value of these investments was $165,425,370 or 33.5% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2013.

Cost for federal income tax purposes	$488,028,573

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

Money Market Fund

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	91,825,093	–	91,825,093	–
Certificate of Deposit	42,549,363	–	42,549,363	–
Financial Company Commercial Paper	48,573,375	–	48,573,375	–
Government Agency Debt	159,151,152	–	159,151,152	–
Investment Company	41,075,024	41,075,024	–	–
Other Commercial Paper	19,999,818	–	19,999,818	–
Other Note	29,939,488	–	29,939,488	–
Variable Rate Demand Note	54,915,260	–	54,915,260	–
Total	$488,028,573	$41,075,024	$446,953,549	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

Notes to Schedule of Investments

As of January 31, 2013

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Investments in mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation to the Adviser. The Adviser has formed a Portfolio Compliance and Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board of Trustees.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

155

Notes to Schedule of Investments

As of January 31, 2013

(unaudited)

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where the Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as realized gains or losses. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives additional collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds may enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the

156

Notes to Schedule of Investments

As of January 31, 2013

(unaudited)

maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Funds’ Schedules of Investments for additional information.

157

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 27, 2013	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 27, 2013	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: March 27, 2013	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer